Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 99.7%
Banks - 91.5%
Wells Fargo & Co.	7,422	$290,720
Bank of America Corp.	8,799	273,913
JPMorgan Chase & Co.	2,417	272,178
Citigroup, Inc.	5,026	231,146
PNC Financial Services Group, Inc.	1,319	208,099
U.S. Bancorp	4,512	207,642
Truist Financial Corp.	4,258	201,957
Bank of New York Mellon Corp.	3,479	145,109
M&T Bank Corp.	849	135,322
First Republic Bank	908	130,934
SVB Financial Group*	317	125,212
Fifth Third Bancorp	3,629	121,934
State Street Corp.	1,920	118,368
Northern Trust Corp.	1,198	115,583
Regions Financial Corp.	5,707	107,006
Citizens Financial Group, Inc.	2,984	106,499
Huntington Bancshares, Inc.	8,779	105,611
KeyCorp	5,878	101,278
Signature Bank	505	90,501
First Horizon Corp.	4,113	89,910
ICICI Bank Ltd. ADR	4,970	88,168
First Citizens BancShares, Inc. — Class A	132	86,299
HDFC Bank Ltd. ADR	1,559	85,683
Toronto-Dominion Bank	1,229	80,598
Royal Bank of Canada	820	79,392
East West Bancorp, Inc.	1,206	78,149
Comerica, Inc.	1,051	77,122
HSBC Holdings plc ADR	2,359	77,068
Popular, Inc.	982	75,545
UBS Group AG	4,603	74,661
Bank of Montreal	769	73,955
Bank of Nova Scotia	1,249	73,953
Commerce Bancshares, Inc.	1,089	71,493
Western Alliance Bancorporation	1,000	70,600
Webster Financial Corp.	1,650	69,547
Canadian Imperial Bank of Commerce	1,431	69,461
Zions Bancorp North America	1,344	68,410
Cullen/Frost Bankers, Inc.	586	68,240
Prosperity Bancshares, Inc.	927	63,286
SouthState Corp.	817	63,032
Pinnacle Financial Partners, Inc.	849	61,391
First Financial Bankshares, Inc.	1,532	60,162
Synovus Financial Corp.	1,658	59,771
Glacier Bancorp, Inc.	1,234	58,516
BOK Financial Corp.	773	58,423
Valley National Bancorp	5,594	58,233
Wintrust Financial Corp.	717	57,468
First Interstate BancSystem, Inc. — Class A	1,490	56,784
United Bankshares, Inc.	1,598	56,042
Bank OZK	1,490	55,920
Cadence Bank	2,316	54,380
Old National Bancorp	3,605	53,318
UMB Financial Corp.	618	53,210
ServisFirst Bancshares, Inc.	674	53,192
Home BancShares, Inc.	2,473	51,364
FNB Corp.	4,633	50,314
Hancock Whitney Corp.	1,127	49,960
Independent Bank Corp.	623	49,485
Umpqua Holdings Corp.	2,932	49,170
Community Bank System, Inc.	746	47,207
CVB Financial Corp.	1,876	46,544
United Community Banks, Inc.	1,529	46,160
Eastern Bankshares, Inc.	2,499	46,131
PacWest Bancorp	1,716	45,749
Bank of Hawaii Corp.	604	44,938
Cathay General Bancorp	1,120	43,848
First Hawaiian, Inc.	1,924	43,694
BankUnited, Inc.	1,220	43,395
Texas Capital Bancshares, Inc.*	809	42,586
Ameris Bancorp	1,055	42,390
Associated Banc-Corp.	2,285	41,724
Simmons First National Corp. — Class A	1,949	41,436
Atlantic Union Bankshares Corp.	1,210	41,043
Columbia Banking System, Inc.	1,346	38,563
Fulton Financial Corp.	2,650	38,292
Hilltop Holdings, Inc.	1,413	37,671
Silvergate Capital Corp. — Class A*	616	32,974
Triumph Bancorp, Inc.*	507	31,718
Customers Bancorp, Inc.*	785	26,611
Total Banks		6,543,361
Diversified Financial Services - 4.3%
Capital One Financial Corp.	1,588	165,454
Apollo Global Management, Inc.	2,851	138,216
Total Diversified Financial Services		303,670
Insurance - 2.5%
Equitable Holdings, Inc.	3,092	80,608
Voya Financial, Inc.	1,062	63,221
Jackson Financial, Inc. — Class A	1,406	37,611
Total Insurance		181,440
Savings & Loans - 1.4%
New York Community Bancorp, Inc.	5,875	53,639
Pacific Premier Bancorp, Inc.	1,442	42,164
Total Savings & Loans		95,803
Total Common Stocks
(Cost $6,273,381)		7,124,274

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.6%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$23,653	$23,653
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	9,212	9,212
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	9,120	9,120
Total Repurchase Agreements
(Cost $41,985)		41,985
Total Investments - 100.3%
(Cost $6,315,366)		$7,166,259
Other Assets & Liabilities, net - (0.3)%		(18,186)
Total Net Assets - 100.0%		$7,148,073

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,124,274	$—	$—	$7,124,274
Repurchase Agreements	—	41,985	—	41,985
Total Assets	$7,124,274	$41,985	$—	$7,166,259

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 99.0%
Chemicals - 46.4%
Sherwin-Williams Co.	5,531	$1,238,446
Air Products and Chemicals, Inc.	4,835	1,162,721
Ecolab, Inc.	7,037	1,082,009
Dow, Inc.	18,521	955,869
International Flavors & Fragrances, Inc.	7,741	922,108
LyondellBasell Industries N.V. — Class A	9,723	850,374
DuPont de Nemours, Inc.	15,253	847,762
PPG Industries, Inc.	7,384	844,287
Albemarle Corp.	3,987	833,203
Linde plc	2,581	742,115
CF Industries Holdings, Inc.	7,564	648,462
Mosaic Co.	13,448	635,149
FMC Corp.	5,531	591,872
Westlake Corp.	5,901	578,416
Celanese Corp. — Class A	4,880	573,937
Eastman Chemical Co.	6,270	562,858
Nutrien Ltd.	6,994	557,352
RPM International, Inc.	6,599	519,473
Olin Corp.	9,373	433,782
Huntsman Corp.	13,919	394,604
Ashland Global Holdings, Inc.	3,822	393,857
Chemours Co.	12,001	384,272
Valvoline, Inc.	12,746	367,467
Axalta Coating Systems Ltd.*	16,053	354,932
Balchem Corp.	2,668	346,146
Element Solutions, Inc.	18,726	333,323
Cabot Corp.	5,008	319,460
Sensient Technologies Corp.	3,782	304,678
HB Fuller Co.	4,726	284,552
Ingevity Corp.*	4,036	254,833
Trinseo plc	5,169	198,800
Total Chemicals		18,517,119
Mining - 16.5%
Newmont Corp.	17,585	1,049,297
Freeport-McMoRan, Inc.	32,761	958,587
BHP Group Ltd. ADR[1]	8,923	501,294
Rio Tinto plc ADR[1]	7,870	480,070
Alcoa Corp.	9,386	427,814
Agnico Eagle Mines Ltd.	9,208	421,358
Royal Gold, Inc.	3,762	401,706
Teck Resources Ltd. — Class B	12,906	394,536
MP Materials Corp.*	12,118	388,745
Wheaton Precious Metals Corp.	10,607	382,170
Franco-Nevada Corp.	2,825	371,714
Livent Corp.*	14,453	327,939
Arconic Corp.*	10,326	289,644
Compass Minerals International, Inc.	5,414	191,602
Total Mining		6,586,476
Packaging & Containers - 12.8%
Ball Corp.	11,307	777,582
Packaging Corporation of America	4,107	564,713
Crown Holdings, Inc.	5,731	528,226
Westrock Co.	12,609	502,343
Sealed Air Corp.	8,042	464,184
Berry Global Group, Inc.*	8,171	446,464
AptarGroup, Inc.	4,196	433,069
Graphic Packaging Holding Co.	20,342	417,011
Sonoco Products Co.	6,918	394,603
Silgan Holdings, Inc.	8,324	344,197
O-I Glass, Inc.*	16,636	232,904
Total Packaging & Containers		5,105,296
Iron & Steel - 8.9%
Nucor Corp.	7,645	798,214
Steel Dynamics, Inc.	8,139	538,395
Reliance Steel & Aluminum Co.	3,051	518,243
Cleveland-Cliffs, Inc.*	28,188	433,250
ArcelorMittal S.A.[1]	15,844	358,074
United States Steel Corp.	18,292	327,610
Commercial Metals Co.	9,333	308,922
Allegheny Technologies, Inc.*	11,993	272,361
Total Iron & Steel		3,555,069
Building Materials - 6.7%
Vulcan Materials Co.	4,823	685,348
Martin Marietta Materials, Inc.	2,275	680,771
MDU Resources Group, Inc.	14,027	378,589
Louisiana-Pacific Corp.	6,439	337,468
Eagle Materials, Inc.	3,035	333,668
Summit Materials, Inc. — Class A*	11,435	266,321
Total Building Materials		2,682,165
Biotechnology - 2.5%
Corteva, Inc.	18,465	999,695
Forest Products & Paper - 1.5%
International Paper Co.	14,754	617,160
Household Products & Housewares - 1.5%
Avery Dennison Corp.	3,705	599,728
Housewares - 0.9%
Scotts Miracle-Gro Co. — Class A	4,393	347,003
Distribution & Wholesale - 0.8%
Avient Corp.	7,713	309,137
Coal - 0.5%
Warrior Met Coal, Inc.	6,081	186,139
Total Common Stocks
(Cost $26,870,380)		39,504,987

EXCHANGE-TRADED FUNDS† - 0.8%
VanEck Junior Gold Miners ETF	10,328	330,496
Total Exchange-Traded Funds
(Cost $443,979)		330,496

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$162,191	162,191
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	63,163	63,163
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	62,538	62,538
Total Repurchase Agreements
(Cost $287,892)		287,892

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 2.6%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[4]	1,038,522	$1,038,522
Total Securities Lending Collateral
(Cost $1,038,522)		$1,038,522
Total Investments - 103.1%
(Cost $28,640,773)		$41,161,897
Other Assets & Liabilities, net - (3.1)%		(1,231,130)
Total Net Assets - 100.0%		$39,930,767

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2022.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$39,504,987	$—	$—	$39,504,987
Exchange-Traded Funds	330,496	—	—	330,496
Repurchase Agreements	—	287,892	—	287,892
Securities Lending Collateral	1,038,522	—	—	1,038,522
Total Assets	$40,874,005	$287,892	$—	$41,161,897

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 99.9%
Biotechnology - 74.1%
Amgen, Inc.	33,388	$8,123,300
Gilead Sciences, Inc.	100,580	6,216,850
Vertex Pharmaceuticals, Inc.*	21,857	6,159,084
Regeneron Pharmaceuticals, Inc.*	9,748	5,762,335
Moderna, Inc.*	39,617	5,659,288
Corteva, Inc.	80,993	4,384,961
Seagen, Inc.*	24,157	4,274,340
Biogen, Inc.*	19,297	3,935,430
Illumina, Inc.*	20,037	3,694,021
Royalty Pharma plc — Class A	86,395	3,632,046
Alnylam Pharmaceuticals, Inc.*	20,425	2,978,986
Horizon Therapeutics plc*	37,124	2,961,010
Incyte Corp.*	38,628	2,934,569
BioMarin Pharmaceutical, Inc.*	34,611	2,868,214
BioNTech SE ADR	16,455	2,453,441
United Therapeutics Corp.*	9,997	2,355,693
Biohaven Pharmaceutical Holding Company Ltd.*	15,069	2,195,704
Sarepta Therapeutics, Inc.*	26,005	1,949,335
Exelixis, Inc.*	92,861	1,933,366
Halozyme Therapeutics, Inc.*	39,270	1,727,880
Ionis Pharmaceuticals, Inc.*	44,583	1,650,463
Novavax, Inc.*,1	31,443	1,617,113
Mirati Therapeutics, Inc.*	23,147	1,553,858
Denali Therapeutics, Inc.*	52,602	1,548,077
Ultragenyx Pharmaceutical, Inc.*	25,027	1,493,111
Apellis Pharmaceuticals, Inc.*	32,963	1,490,587
Arrowhead Pharmaceuticals, Inc.*	42,081	1,481,672
Intellia Therapeutics, Inc.*	28,506	1,475,471
Guardant Health, Inc.*	36,384	1,467,731
CRISPR Therapeutics AG*,1	21,245	1,291,059
Blueprint Medicines Corp.*	24,276	1,226,181
Beam Therapeutics, Inc.*,1	31,487	1,218,862
Fate Therapeutics, Inc.*	47,545	1,178,165
BioCryst Pharmaceuticals, Inc.*	100,512	1,063,417
Iovance Biotherapeutics, Inc.*	92,780	1,024,291
ChemoCentryx, Inc.*	37,299	924,269
Emergent BioSolutions, Inc.*	29,716	922,385
Veracyte, Inc.*	43,440	864,456
NeoGenomics, Inc.*	90,481	737,420
Cassava Sciences, Inc.*,1	26,053	732,610
Editas Medicine, Inc.*,1	55,717	659,132
Total Biotechnology		101,820,183
Pharmaceuticals - 16.8%
AbbVie, Inc.	77,199	11,823,799
AstraZeneca plc ADR	58,369	3,856,440
Viatris, Inc.	236,384	2,474,940
Neurocrine Biosciences, Inc.*	22,736	2,216,305
Jazz Pharmaceuticals plc*	11,909	1,857,923
Ironwood Pharmaceuticals, Inc. — Class A*	81,167	935,856
Total Pharmaceuticals		23,165,263
Healthcare-Products - 4.8%
Bio-Techne Corp.	7,666	2,657,342
Exact Sciences Corp.*	49,142	1,935,703
Natera, Inc.*	36,692	1,300,365
CareDx, Inc.*	35,070	753,304
Total Healthcare-Products		6,646,714
Healthcare-Services - 4.2%
ICON plc*	9,594	2,079,020
Syneos Health, Inc.*	27,917	2,001,090
Medpace Holdings, Inc.*	10,876	1,627,811
Total Healthcare-Services		5,707,921
Total Common Stocks
(Cost $85,912,361)		137,340,081

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.2%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$149,812	149,812
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	58,342	58,342
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	57,764	57,764
Total Repurchase Agreements
(Cost $265,918)		265,918

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.9%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[4]	2,627,203	2,627,203
Total Securities Lending Collateral
(Cost $2,627,203)		2,627,203
Total Investments - 102.0%
(Cost $88,805,482)		$140,233,202
Other Assets & Liabilities, net - (2.0)%		(2,733,884)
Total Net Assets - 100.0%		$137,499,318

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2022.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$137,340,081	$—	$—	$137,340,081
Repurchase Agreements	—	265,918	—	265,918
Securities Lending Collateral	2,627,203	—	—	2,627,203
Total Assets	$139,967,284	$265,918	$—	$140,233,202

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 99.9%
Food - 37.2%
Mondelez International, Inc. — Class A	43,445	$2,697,500
General Mills, Inc.	26,799	2,021,984
Kraft Heinz Co.	52,069	1,985,912
Sysco Corp.	23,078	1,954,937
Hershey Co.	9,063	1,949,995
Tyson Foods, Inc. — Class A	18,918	1,628,083
Kroger Co.	33,943	1,606,522
Hormel Foods Corp.	31,060	1,471,002
Kellogg Co.	20,109	1,434,576
McCormick & Company, Inc.	16,184	1,347,318
Conagra Brands, Inc.	34,742	1,189,566
Campbell Soup Co.	23,030	1,106,591
J M Smucker Co.	8,413	1,076,948
Albertsons Companies, Inc. — Class A	38,000	1,015,360
Lamb Weston Holdings, Inc.	13,623	973,500
Performance Food Group Co.*	17,595	809,018
US Foods Holding Corp.*	25,467	781,328
Ingredion, Inc.	7,998	705,104
Flowers Foods, Inc.	26,008	684,531
Post Holdings, Inc.*	8,171	672,882
Sanderson Farms, Inc.	2,935	632,580
Grocery Outlet Holding Corp.*	13,568	578,404
Hostess Brands, Inc.*	24,041	509,910
Sprouts Farmers Market, Inc.*	17,845	451,835
TreeHouse Foods, Inc.*	10,794	451,405
Hain Celestial Group, Inc.*	17,719	420,649
Beyond Meat, Inc.*,1	13,818	330,803
Total Food		30,488,243
Beverages - 26.1%
Coca-Cola Co.	76,839	4,833,942
PepsiCo, Inc.	26,384	4,397,157
Monster Beverage Corp.*	22,075	2,046,353
Keurig Dr Pepper, Inc.	57,287	2,027,387
Constellation Brands, Inc. — Class A	8,381	1,953,276
Brown-Forman Corp. — Class B	23,696	1,662,511
Molson Coors Beverage Co. — Class B	18,684	1,018,465
Coca-Cola Europacific Partners plc	15,864	818,741
Anheuser-Busch InBev S.A. ADR	13,607	734,098
Celsius Holdings, Inc.*	11,171	729,019
Fomento Economico Mexicano SAB de CV ADR	9,103	614,361
Boston Beer Company, Inc. — Class A*	1,846	559,283
Total Beverages		21,394,593
Cosmetics & Personal Care - 13.7%
Procter & Gamble Co.	37,969	5,459,562
Estee Lauder Companies, Inc. — Class A	11,359	2,892,797
Colgate-Palmolive Co.	30,081	2,410,691
Beauty Health Co.*	33,645	432,675
Total Cosmetics & Personal Care		11,195,725
Agriculture - 12.8%
Philip Morris International, Inc.	35,784	3,533,312
Altria Group, Inc.	57,295	2,393,212
Archer-Daniels-Midland Co.	24,520	1,902,752
Bunge Ltd.	11,217	1,017,270
Darling Ingredients, Inc.*	13,912	831,938
British American Tobacco plc ADR	18,684	801,730
Total Agriculture		10,480,214
Household Products & Housewares - 6.4%
Kimberly-Clark Corp.	14,962	2,022,114
Church & Dwight Company, Inc.	15,385	1,425,574
Clorox Co.	9,055	1,276,574
Spectrum Brands Holdings, Inc.	6,666	546,745
Total Household Products & Housewares		5,271,007
Retail - 2.0%
Casey's General Stores, Inc.	4,042	747,689
Freshpet, Inc.*	8,413	436,551
Nu Skin Enterprises, Inc. — Class A	9,644	417,585
Total Retail		1,601,825
Pharmaceuticals - 1.2%
BellRing Brands, Inc.*	21,801	542,627
Herbalife Nutrition Ltd.*	19,169	392,006
Total Pharmaceuticals		934,633
Electrical Components & Equipment - 0.5%
Energizer Holdings, Inc.	15,025	425,959
Total Common Stocks
(Cost $44,670,285)		81,792,199

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$190,610	190,610
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	74,230	74,230
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	73,496	73,496
Total Repurchase Agreements
(Cost $338,336)		338,336

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.3%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[4]	253,700	253,700
Total Securities Lending Collateral
(Cost $253,700)		253,700
Total Investments - 100.6%
(Cost $45,262,321)		$82,384,235
Other Assets & Liabilities, net - (0.6)%		(507,213)
Total Net Assets - 100.0%		$81,877,022

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2022.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$81,792,199	$—	$—	$81,792,199
Repurchase Agreements	—	338,336	—	338,336
Securities Lending Collateral	253,700	—	—	253,700
Total Assets	$82,045,899	$338,336	$—	$82,384,235

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 82.4%
Consumer, Non-cyclical - 21.8%
UnitedHealth Group, Inc.	2,974	$1,527,536
Amgen, Inc.	2,974	723,574
Johnson & Johnson	2,974	527,915
Procter & Gamble Co.	2,974	427,632
Merck & Company, Inc.	2,974	271,139
Coca-Cola Co.	2,974	187,094
Total Consumer, Non-cyclical		3,664,890
Financial - 16.1%
Goldman Sachs Group, Inc.	2,974	883,337
Visa, Inc. — Class A	2,974	585,551
Travelers Companies, Inc.	2,974	502,993
American Express Co.	2,974	412,256
JPMorgan Chase & Co.	2,974	334,902
Total Financial		2,719,039
Consumer, Cyclical - 13.8%
Home Depot, Inc.	2,974	815,679
McDonald's Corp.	2,974	734,221
Walmart, Inc.	2,974	361,579
NIKE, Inc. — Class B	2,974	303,943
Walgreens Boots Alliance, Inc.	2,974	112,714
Total Consumer, Cyclical		2,328,136
Technology - 13.0%
Microsoft Corp.	2,974	763,813
Salesforce, Inc.*	2,974	490,829
International Business Machines Corp.	2,974	419,899
Apple, Inc.	2,974	406,605
Intel Corp.	2,974	111,257
Total Technology		2,192,403
Industrial - 10.9%
Caterpillar, Inc.	2,974	531,632
Honeywell International, Inc.	2,974	516,911
Boeing Co.*	2,974	406,605
3M Co.	2,974	384,866
Total Industrial		1,840,014
Communications - 3.3%
Walt Disney Co.*	2,974	280,745
Verizon Communications, Inc.	2,974	150,931
Cisco Systems, Inc.	2,974	126,811
Total Communications		558,487
Energy - 2.6%
Chevron Corp.	2,974	430,576
Basic Materials - 0.9%
Dow, Inc.	2,974	153,488
Total Common Stocks
(Cost $13,963,544)		13,887,033
MUTUAL FUNDS† - 13.9%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	150,660	1,453,868
Guggenheim Strategy Fund II1	37,085	895,227
Total Mutual Funds
(Cost $2,413,778)		2,349,095

	Face Amount
U.S. TREASURY BILLS†† - 1.2%
U.S. Cash Management Bill
1.34% due 10/04/22[2,3]	$121,000	120,423
U.S. Treasury Bills
1.02% due 07/19/22[3,4]	73,000	72,963
Total U.S. Treasury Bills
(Cost $193,516)		193,386

REPURCHASE AGREEMENTS††,5 - 3.8%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22[2]	357,023	357,023
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22[2]	139,038	139,038
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22[2]	137,661	137,661
Total Repurchase Agreements
(Cost $633,722)		633,722
Total Investments - 101.3%
(Cost $17,204,560)		$17,063,236
Other Assets & Liabilities, net - (1.3)%		(212,371)
Total Net Assets - 100.0%		$16,850,865

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	9	Sep 2022	$1,385,010	$(26,071)

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Dow Jones Industrial Average Index	Pay	2.13% (Federal Funds Rate + 0.55%)	At Maturity	11/17/22	30	$922,361	$(23,684)
Barclays Bank plc	Dow Jones Industrial Average Index	Pay	2.01% (SOFR + 0.50%)	At Maturity	11/16/22	22	685,006	(51,320)
							$1,607,367	$(75,004)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2022.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2022.
[5]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$13,887,033	$—	$—	$13,887,033
Mutual Funds	2,349,095	—	—	2,349,095
U.S. Treasury Bills	—	193,386	—	193,386
Repurchase Agreements	—	633,722	—	633,722
Total Assets	$16,236,128	$827,108	$—	$17,063,236

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$26,071	$—	$—	$26,071
Equity Index Swap Agreements**	—	75,004	—	75,004
Total Liabilities	$26,071	$75,004	$—	$101,075

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

Affiliated Transactions Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 3/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/22	Shares 6/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$910,432	$–	$–	$–	$(15,205)	$895,227	37,085	$4,639
Guggenheim Ultra Short Duration Fund — Institutional Class	2,386,129	–	(900,000)	(26,034)	(6,227)	1,453,868	150,660	7,587
	$3,296,561	$–	$(900,000)	$(26,034)	$(21,432)	$2,349,095		$12,226

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 99.4%
Semiconductors - 90.7%
NVIDIA Corp.	17,058	$2,585,822
Broadcom, Inc.	3,909	1,899,031
QUALCOMM, Inc.	13,468	1,720,402
Intel Corp.	44,740	1,673,723
Texas Instruments, Inc.	10,532	1,618,242
Advanced Micro Devices, Inc.*	19,519	1,492,618
Applied Materials, Inc.	13,687	1,245,243
Analog Devices, Inc.	8,177	1,194,578
Micron Technology, Inc.	19,822	1,095,760
Lam Research Corp.	2,539	1,081,995
KLA Corp.	2,977	949,901
Taiwan Semiconductor Manufacturing Company Ltd. ADR	10,885	889,849
Marvell Technology, Inc.	19,187	835,210
Microchip Technology, Inc.	13,624	791,282
NXP Semiconductor N.V.	5,122	758,210
ASML Holding N.V. — Class G	1,473	700,971
ON Semiconductor Corp.*	12,677	637,780
GLOBALFOUNDRIES, Inc.*,1	14,813	597,556
Monolithic Power Systems, Inc.	1,504	577,596
Skyworks Solutions, Inc.	5,779	535,367
Teradyne, Inc.	5,913	529,509
STMicroelectronics N.V. — Class Y1	15,432	485,645
Entegris, Inc.	5,250	483,683
Qorvo, Inc.*	4,594	433,306
Wolfspeed, Inc.*	6,435	408,301
Lattice Semiconductor Corp.*	7,677	372,335
MKS Instruments, Inc.	3,246	333,137
Azenta, Inc.	4,472	322,431
Silicon Laboratories, Inc.*	2,280	319,702
Synaptics, Inc.*	2,567	303,034
CMC Materials, Inc.	1,720	300,123
Amkor Technology, Inc.	16,976	287,743
Power Integrations, Inc.	3,834	287,588
Cirrus Logic, Inc.*	3,802	275,797
Semtech Corp.*	4,762	261,767
SiTime Corp.*	1,598	260,522
MaxLinear, Inc. — Class A*	6,620	224,948
Ambarella, Inc.*	3,324	217,589
Total Semiconductors		28,988,296
Energy-Alternate Sources - 6.0%
Enphase Energy, Inc.*	3,887	758,898
SolarEdge Technologies, Inc.*	1,998	546,813
First Solar, Inc.*	5,532	376,895
SunPower Corp. — Class A*	14,156	223,806
Total Energy-Alternate Sources		1,906,412
Chemicals - 1.8%
Daqo New Energy Corp. ADR*	8,302	592,597
Electrical Components & Equipment - 0.9%
Universal Display Corp.	2,946	297,958
Total Common Stocks
(Cost $19,252,801)		31,785,263

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$117,490	117,490
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	45,755	45,755
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	45,302	45,302
Total Repurchase Agreements
(Cost $208,547)		208,547

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.7%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[4]	865,986	865,986
Total Securities Lending Collateral
(Cost $865,986)		865,986
Total Investments - 102.8%
(Cost $20,327,334)		$32,859,796
Other Assets & Liabilities, net - (2.8)%		(884,012)
Total Net Assets - 100.0%		$31,975,784

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2022.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$31,785,263	$—	$—	$31,785,263
Repurchase Agreements	—	208,547	—	208,547
Securities Lending Collateral	865,986	—	—	865,986
Total Assets	$32,651,249	$208,547	$—	$32,859,796

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 63.1%
Technology - 19.2%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	11,060	$904,155
Infosys Ltd. ADR	12,030	222,675
NetEase, Inc. ADR	1,383	129,117
United Microelectronics Corp. ADR[1]	14,090	95,389
ASE Technology Holding Company Ltd. ADR	5,664	29,283
Bilibili, Inc. ADR*,1	708	18,125
Wipro Ltd. ADR	3,404	18,075
Total Technology		1,416,819
Communications - 16.4%
Alibaba Group Holding Ltd. ADR*	4,817	547,597
JD.com, Inc. ADR	3,216	206,531
Baidu, Inc. ADR*	766	113,927
Pinduoduo, Inc. ADR*	1,266	78,239
America Movil SAB de CV — Class L ADR	3,655	74,672
Chunghwa Telecom Company Ltd. ADR	1,236	50,985
Telkom Indonesia Persero Tbk PT ADR	1,735	46,914
Trip.com Group Ltd. ADR*	1,625	44,606
SK Telecom Company Ltd. ADR	1,209	26,985
Grupo Televisa SAB ADR	2,162	17,685
Total Communications		1,208,141
Financial - 12.5%
HDFC Bank Ltd. ADR	8,333	457,982
ICICI Bank Ltd. ADR	9,479	168,157
KB Financial Group, Inc. ADR	2,442	90,843
Banco Bradesco S.A. ADR	19,669	64,121
Shinhan Financial Group Company Ltd. ADR	1,717	49,037
China Life Insurance Company Ltd. ADR	5,377	46,457
KE Holdings, Inc. ADR*	1,287	23,102
Woori Financial Group, Inc. ADR[1]	727	20,560
Total Financial		920,259
Basic Materials - 6.4%
Vale S.A. ADR	14,462	211,579
POSCO Holdings, Inc. ADR	1,190	52,979
Sasol Ltd. ADR*	1,843	42,500
Sociedad Quimica y Minera de Chile S.A. ADR	487	40,679
Suzano S.A. ADR[1]	3,035	28,772
Gold Fields Ltd. ADR	3,030	27,633
Sibanye Stillwater Ltd. ADR	2,334	23,270
AngloGold Ashanti Ltd. ADR	1,538	22,747
Gerdau S.A. ADR	4,338	18,610
Total Basic Materials		468,769
Energy - 2.6%
Petroleo Brasileiro S.A. ADR	7,040	82,227
China Petroleum & Chemical Corp. ADR	1,671	74,844
PetroChina Company Ltd. ADR[1]	754	35,167
Total Energy		192,238

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
Consumer, Non-cyclical - 2.1%
Fomento Economico Mexicano SAB de CV ADR	648	$43,734
Dr Reddy's Laboratories Ltd. ADR	761	42,152
Ambev S.A. ADR	16,395	41,151
BeiGene Ltd. ADR*	158	25,572
Total Consumer, Non-cyclical		152,609
Consumer, Cyclical - 2.0%
NIO, Inc. ADR*	4,370	94,917
Tata Motors Ltd. ADR*	1,375	35,571
Huazhu Group Ltd. ADR	381	14,516
Total Consumer, Cyclical		145,004
Industrial - 1.7%
ZTO Express Cayman, Inc. ADR	3,079	84,519
Cemex SAB de CV ADR*	6,707	26,291
Grupo Aeroportuario del Pacifico SAB de CV ADR	121	16,889
Total Industrial		127,699
Utilities - 0.2%
Korea Electric Power Corp. ADR*	1,792	15,734
Total Common Stocks
(Cost $4,353,352)		4,647,272

PREFERRED STOCKS† - 2.0%
Financial - 1.0%
Itau Unibanco Holding S.A.
ADR	17,998	77,031
Energy - 1.0%
Petroleo Brasileiro S.A.
ADR	6,728	71,519
Total Preferred Stocks
(Cost $157,007)		148,550

	Face Amount
REPURCHASE AGREEMENTS††,2 - 47.9%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22[3]	$1,984,825	1,984,825
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22[3]	772,964	772,964
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22[3]	765,311	765,311
Total Repurchase Agreements
(Cost $3,523,100)		3,523,100

	Shares
SECURITIES LENDING COLLATERAL†,4 - 2.0%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[5]	144,422	144,422
Total Securities Lending Collateral
(Cost $144,422)		144,422
Total Investments - 115.0%
(Cost $8,177,881)		$8,463,344
Other Assets & Liabilities, net - (15.0)%		(1,106,947)
Total Net Assets - 100.0%		$7,356,397

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Goldman Sachs International	BNY Mellon Emerging Markets 50 ADR Index	Pay	2.13% (Federal Funds Rate + 0.55%)	At Maturity	11/17/22	3,144	$7,850,343	$110,067
BNP Paribas	BNY Mellon Emerging Markets 50 ADR Index	Pay	2.18% (Federal Funds Rate + 0.60%)	At Maturity	11/17/22	843	2,104,415	(188,783)
							$9,954,758	$(78,716)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2022.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7-day yield as of June 30, 2022.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,647,272	$—	$—	$4,647,272
Preferred Stocks	148,550	—	—	148,550
Repurchase Agreements	—	3,523,100	—	3,523,100
Securities Lending Collateral	144,422	—	—	144,422
Equity Index Swap Agreements**	—	110,067	—	110,067
Total Assets	$4,940,244	$3,633,167	$—	$8,573,411

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$188,783	$—	$188,783

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount	Value
U.S. TREASURY BILLS†† - 1.5%
U.S. Treasury Bills
1.02% due 07/19/22[1,2]	$2,000	$1,999
Total U.S. Treasury Bills
(Cost $1,999)		1,999

REPURCHASE AGREEMENTS††,3 - 84.6%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22[4]	67,670	67,670
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22[4]	26,353	26,353
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22[4]	26,093	26,093
Total Repurchase Agreements
(Cost $120,116)		120,116
Total Investments - 86.1%
(Cost $122,115)		$122,115
Other Assets & Liabilities, net - 13.9%		19,794
Total Net Assets - 100.0%		$141,909

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	1	Sep 2022	$112,125	$(819)

Centrally Cleared Credit Default Swap Agreements Protection Sold††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid(Received)	Unrealized Depreciation**
Barclays Bank plc	ICE	CDX.EM.37.V1	1.00%	Quarterly	06/20/27	$100,000	$(9,998)	$(7,374)	$(2,624)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Credit Index Swap Agreements††
Goldman Sachs International	Invesco Emerging Markets Sovereign Debt ETF	Pay	0.60% (Federal Funds Rate + 0.60%)	At Maturity	07/29/22	539	$9,987	$3
Goldman Sachs International	Invesco Emerging Markets Sovereign Debt ETF	Pay	2.18% (Federal Funds Rate + 0.60%)	At Maturity	07/29/22	2,737	50,717	(821)
							$60,704	$(818)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as futures collateral at June 30, 2022.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2022.

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

CDX.EM.37.V1 — Credit Default Swap Emerging Markets Series 37 Index Version 1

ICE — Intercontinental Exchange

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$1,999	$—	$1,999
Repurchase Agreements	—	120,116	—	120,116
Credit Index Swap Agreements**	—	3	—	3
Total Assets	$—	$122,118	$—	$122,118

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$819	$—	$—	$819
Credit Default Swap Agreements**	—	2,624	—	2,624
Credit Index Swap Agreements**	—	821	—	821
Total Liabilities	$819	$3,445	$—	$4,264

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 99.5%
Oil & Gas - 66.0%
Exxon Mobil Corp.	62,544	$5,356,268
Chevron Corp.	34,765	5,033,277
ConocoPhillips	34,938	3,137,782
EOG Resources, Inc.	21,727	2,399,530
Occidental Petroleum Corp.	40,044	2,357,791
Pioneer Natural Resources Co.	9,851	2,197,561
Marathon Petroleum Corp.	24,074	1,979,124
Valero Energy Corp.	18,576	1,974,257
Phillips 66	21,679	1,777,461
Hess Corp.	16,686	1,767,715
Devon Energy Corp.	31,921	1,759,166
Petroleo Brasileiro S.A. ADR	125,859	1,470,033
Continental Resources, Inc.	22,051	1,441,033
Diamondback Energy, Inc.	11,417	1,383,170
Coterra Energy, Inc. — Class A	51,775	1,335,277
BP plc ADR	45,809	1,298,685
Marathon Oil Corp.	52,348	1,176,783
Equities Corp.	30,098	1,035,371
Texas Pacific Land Corp.	677	1,007,390
Ovintiv, Inc.	22,261	983,714
APA Corp.	28,159	982,749
HF Sinclair Corp.	21,297	961,773
Chesapeake Energy Corp.	11,742	952,276
Shell plc ADR	17,554	917,899
Suncor Energy, Inc.	25,820	905,507
Canadian Natural Resources Ltd.	14,987	804,502
Range Resources Corp.*	29,010	717,997
PDC Energy, Inc.	11,580	713,444
Equinor ASA ADR[1]	19,530	678,863
Helmerich & Payne, Inc.	15,636	673,286
Matador Resources Co.	14,272	664,932
Murphy Oil Corp.	20,829	628,827
Magnolia Oil & Gas Corp. — Class A	28,359	595,255
Civitas Resources, Inc.	11,006	575,504
SM Energy Co.	16,715	571,486
Patterson-UTI Energy, Inc.	35,395	557,825
CVR Energy, Inc.	16,266	544,911
PBF Energy, Inc. — Class A*	18,327	531,850
Denbury, Inc.*	8,447	506,736
California Resources Corp.	12,963	499,075
CNX Resources Corp.*	30,279	498,392
Comstock Resources, Inc.*	35,958	434,373
Callon Petroleum Co.*	10,968	429,946
Oasis Petroleum, Inc.	3,494	425,045
Delek US Holdings, Inc.	14,872	384,292
Northern Oil and Gas, Inc.	14,863	375,439
Laredo Petroleum, Inc.*	4,440	306,094
Talos Energy, Inc.*	19,569	302,732
Total Oil & Gas		58,012,398
Pipelines - 13.3%
Williams Companies, Inc.	61,340	1,914,421
Kinder Morgan, Inc.	112,724	1,889,254
Cheniere Energy, Inc.	13,660	1,817,190
ONEOK, Inc.	27,521	1,527,416
Enbridge, Inc.	26,776	1,131,554
Targa Resources Corp.	18,528	1,105,566
New Fortress Energy, Inc.	22,107	874,774
TC Energy Corp.	14,320	741,919
DT Midstream, Inc.	13,612	667,260
Total Pipelines		11,669,354
Oil & Gas Services - 7.5%
Schlumberger N.V.	55,183	1,973,344
Baker Hughes Co.	57,408	1,657,369
Halliburton Co.	50,811	1,593,433
NOV, Inc.	45,848	775,290
ChampionX Corp.	29,821	591,947
Total Oil & Gas Services		6,591,383
Energy-Alternate Sources - 7.4%
Enphase Energy, Inc.*	8,657	1,690,193
SolarEdge Technologies, Inc.*	4,449	1,217,602
Plug Power, Inc.*	60,337	999,784
First Solar, Inc.*	12,333	840,247
Sunrun, Inc.*	30,165	704,654
SunPower Corp. — Class A*	31,539	498,632
Green Plains, Inc.*	12,772	347,015
TPI Composites, Inc.*	16,285	203,563
Total Energy-Alternate Sources		6,501,690
Coal - 1.6%
Peabody Energy Corp.*	23,548	502,279
Arch Resources, Inc.[1]	3,265	467,189
CONSOL Energy, Inc.*	7,856	387,929
Total Coal		1,357,397
Retail - 1.2%
Murphy USA, Inc.	3,179	740,294
World Fuel Services Corp.	16,381	335,155
Total Retail		1,075,449
Mining - 0.9%
Cameco Corp.	37,371	785,538
Machinery-Diversified - 0.6%
Cactus, Inc. — Class A	12,925	520,490
Electrical Components & Equipment - 0.5%
EnerSys	7,932	467,671
Electric - 0.5%
Ameresco, Inc. — Class A*	10,090	459,700
Total Common Stocks
(Cost $71,518,058)		87,441,070

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.2%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$108,827	108,827
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	42,381	42,381
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	41,962	41,962
Total Repurchase Agreements
(Cost $193,170)		193,170

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.0%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[4]	895,773	$895,773
Total Securities Lending Collateral
(Cost $895,773)		895,773
Total Investments - 100.7%
(Cost $72,607,001)		$88,530,013
Other Assets & Liabilities, net - (0.7)%		(641,228)
Total Net Assets - 100.0%		$87,888,785

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2022.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$87,441,070	$—	$—	$87,441,070
Repurchase Agreements	—	193,170	—	193,170
Securities Lending Collateral	895,773	—	—	895,773
Total Assets	$88,336,843	$193,170	$—	$88,530,013

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 99.5%
Oil & Gas Services - 68.7%
Schlumberger N.V.	113,332	$4,052,752
Baker Hughes Co.	117,895	3,403,629
Halliburton Co.	104,354	3,272,542
NOV, Inc.	94,164	1,592,313
ChampionX Corp.	61,251	1,215,832
Liberty Energy, Inc. — Class A*	71,740	915,402
Expro Group Holdings N.V.*	65,052	749,399
Archrock, Inc.	86,015	711,344
Weatherford International plc*	31,818	673,587
Oceaneering International, Inc.*	61,364	655,368
NOW, Inc.*	66,844	653,734
Core Laboratories N.V.	31,190	617,874
Dril-Quip, Inc.*	23,380	603,204
ProPetro Holding Corp.*	58,049	580,490
MRC Global, Inc.*	56,819	565,917
US Silica Holdings, Inc.*	49,247	562,401
Tidewater, Inc.*	26,560	560,150
Bristow Group, Inc.*	21,526	503,709
National Energy Services Reunited Corp.*	73,862	500,784
Solaris Oilfield Infrastructure, Inc. — Class A	37,878	412,113
DMC Global, Inc.*	20,909	376,989
Oil States International, Inc.*	63,606	344,745
Matrix Service Co.*	45,352	229,481
Total Oil & Gas Services		23,753,759
Oil & Gas - 14.2%
Helmerich & Payne, Inc.	32,102	1,382,312
Patterson-UTI Energy, Inc.	72,693	1,145,641
Valaris Ltd.*	23,800	1,005,312
Noble Corp.*	27,542	698,190
Nabors Industries Ltd.*	5,192	695,209
Total Oil & Gas		4,926,664
Energy-Alternate Sources - 10.2%
SolarEdge Technologies, Inc.*	7,568	2,071,210
Sunrun, Inc.*	61,960	$1,447,386
Total Energy-Alternate Sources		3,518,596
Machinery-Diversified - 3.1%
Cactus, Inc. — Class A	26,549	1,069,128
Metal Fabricate & Hardware - 2.4%
Tenaris S.A. ADR	32,979	847,230
Retail - 0.9%
Aspen Aerogels, Inc.*,1	31,548	311,694
Total Common Stocks
(Cost $34,360,996)		34,427,071

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$113,513	113,513
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	44,206	44,206
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	43,768	43,768
Total Repurchase Agreements
(Cost $201,487)		201,487

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.6%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[4]	207,034	207,034
Total Securities Lending Collateral
(Cost $207,034)		207,034
Total Investments - 100.7%
(Cost $34,769,517)		$34,835,592
Other Assets & Liabilities, net - (0.7)%		(240,342)
Total Net Assets - 100.0%		$34,595,250

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at June 30, 2022 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
4	Rate indicated is the 7-day yield as of June 30, 2022.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$34,427,071	$—	$—	$34,427,071
Repurchase Agreements	—	201,487	—	201,487
Securities Lending Collateral	207,034	—	—	207,034
Total Assets	$34,634,105	$201,487	$—	$34,835,592

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 13.1%
Consumer, Non-cyclical - 5.9%
Nestle S.A. ADR	500	$58,195
Roche Holding AG ADR	998	41,627
Novartis AG ADR	426	36,010
AstraZeneca plc ADR	545	36,008
Novo Nordisk A/S ADR	291	32,426
Unilever plc ADR	467	21,402
Sanofi ADR	407	20,362
GSK plc ADR	447	19,458
Diageo plc ADR	101	17,586
British American Tobacco plc ADR	370	15,877
L'Oreal S.A. ADR[1]	215	14,846
Bayer AG ADR	696	10,349
Reckitt Benckiser Group plc ADR[1]	645	9,823
RELX plc ADR	349	9,402
Anheuser-Busch InBev S.A. ADR	159	8,578
EssilorLuxottica S.A. ADR	107	8,007
Adyen N.V. ADR*	506	7,393
Total Consumer, Non-cyclical		367,349
Financial - 1.6%
HSBC Holdings plc ADR	728	23,784
Allianz SE ADR	727	13,835
Zurich Insurance Group AG ADR	266	11,584
BNP Paribas S.A. ADR	405	9,720
UBS Group AG	586	9,505
Banco Santander S.A. ADR	3,056	8,557
AXA S.A. ADR	349	7,954
Prudential plc ADR	242	6,076
Intesa Sanpaolo SpA ADR	538	6,031
Total Financial		97,046
Energy - 1.2%
Shell plc ADR	657	34,354
TotalEnergies SE ADR	462	24,320
BP plc ADR	572	16,216
Total Energy		74,890
Basic Materials - 1.1%
Linde plc	89	25,590
Air Liquide S.A. ADR	465	12,465
Rio Tinto plc ADR[1]	188	11,468
Glencore plc ADR	970	10,486
BASF SE ADR	655	7,140
Total Basic Materials		67,149
Industrial - 0.9%
Siemens AG ADR[1]	266	13,588
Schneider Electric SE ADR	506	11,937
Airbus SE ADR	414	10,056
Vinci S.A. ADR	400	8,928
ABB Ltd. ADR	273	7,297
Deutsche Post AG ADR	175	6,571
Total Industrial		58,377
Consumer, Cyclical - 0.9%
LVMH Moet Hennessy Louis Vuitton SE ADR	233	28,477
Cie Financiere Richemont S.A. ADR[1]	930	9,933
Mercedes-Benz Group AG ADR	560	8,103
Kering S.A. ADR	129	6,645
Total Consumer, Cyclical		53,158
Technology - 0.8%
ASML Holding N.V. — Class G	72	34,263
SAP SE ADR	193	17,509
Total Technology		51,772
Communications - 0.4%
Deutsche Telekom AG ADR	614	12,231
Prosus N.V. ADR	776	10,158
Total Communications		22,389
Utilities - 0.3%
Iberdrola S.A. ADR	261	10,798
Enel SpA ADR	1,390	7,575
Total Utilities		18,373
Total Common Stocks
(Cost $809,236)		810,503

MUTUAL FUNDS† - 8.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	27,731	267,604
Guggenheim Strategy Fund II2	11,042	266,555
Total Mutual Funds
(Cost $549,966)		534,159

	Face Amount
U.S. TREASURY BILLS†† - 4.9%

U.S. Treasury Bills
1.02% due 07/19/22[3,4]	$302,000	301,845
Total U.S. Treasury Bills
(Cost $301,839)		301,845

REPURCHASE AGREEMENTS††,5 - 69.2%

J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	2,413,992	2,413,992
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	940,097	940,097
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	930,790	930,790
Total Repurchase Agreements
(Cost $4,284,879)		4,284,879

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.7%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[7]	46,359	46,359
Total Securities Lending Collateral
(Cost $46,359)		46,359
Total Investments - 96.5%
(Cost $5,992,279)		$5,977,745
Other Assets & Liabilities, net - 3.5%		215,983
Total Net Assets - 100.0%		$6,193,728

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Purchased†
Euro FX Futures Contracts	53	Sep 2022	$6,980,763	$(4,648)

Equity Futures Contracts Purchased†
STOXX 50 Index Futures Contracts	192	Sep 2022	6,911,034	(21,532)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at June 30, 2022 — See Note 5.
2	Affiliated issuer.
3	All or a portion of this security is pledged as futures collateral at June 30, 2022.
4	Rate indicated is the effective yield at the time of purchase.
5	Repurchase Agreements — See Note 4.
6	Securities lending collateral — See Note 5.
7	Rate indicated is the 7-day yield as of June 30, 2022.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$810,503	$—	$—	$810,503
Mutual Funds	534,159	—	—	534,159
U.S. Treasury Bills	—	301,845	—	301,845
Repurchase Agreements	—	4,284,879	—	4,284,879
Securities Lending Collateral	46,359	—	—	46,359
Total Assets	$1,391,021	$4,586,724	$—	$5,977,745

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$21,532	$—	$—	$21,532
Currency Futures Contracts**	4,648	—	—	4,648
Total Liabilities	$26,180	$—	$—	$26,180

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:
Security Name	Value 3/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/22	Shares 6/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$271,082	$–	$–	$–	$(4,527)	$266,555	11,042	$1,381
Guggenheim Ultra Short Duration Fund — Institutional Class	271,487	–	–	–	(3,883)	267,604	27,731	932
	$542,569	$–	$–	$–	$(8,410)	$534,159		$2,313

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 99.5%
REITs - 29.3%
American Tower Corp. — Class A	716	$183,002
Prologis, Inc.	1,329	156,357
Crown Castle International Corp.	886	149,185
Equinix, Inc.	200	131,404
Public Storage	396	123,817
Realty Income Corp.	1,574	107,441
Digital Realty Trust, Inc.	795	103,215
Welltower, Inc.	1,252	103,102
SBA Communications Corp.	322	103,056
Simon Property Group, Inc.	992	94,161
VICI Properties, Inc.	2,983	88,864
AvalonBay Communities, Inc.	452	87,801
Equity Residential	1,215	87,747
Alexandria Real Estate Equities, Inc.	595	86,293
Weyerhaeuser Co.	2,549	84,423
Extra Space Storage, Inc.	477	81,147
Invitation Homes, Inc.	2,203	78,383
Duke Realty Corp.	1,396	76,710
Mid-America Apartment Communities, Inc.	439	76,680
Ventas, Inc.	1,482	76,219
Sun Communities, Inc.	462	73,624
Essex Property Trust, Inc.	267	69,823
WP Carey, Inc.	798	66,122
UDR, Inc.	1,413	65,055
Camden Property Trust	474	63,744
Healthpeak Properties, Inc.	2,417	62,624
Boston Properties, Inc.	702	62,464
American Homes 4 Rent — Class A	1,692	59,965
Kimco Realty Corp.	3,022	59,745
Equity LifeStyle Properties, Inc.	844	59,477
Gaming and Leisure Properties, Inc.	1,238	56,775
Host Hotels & Resorts, Inc.	3,427	53,735
Regency Centers Corp.	905	53,676
Medical Properties Trust, Inc.	3,419	52,208
CubeSmart	1,219	52,076
Lamar Advertising Co. — Class A	581	51,111
Rexford Industrial Realty, Inc.	887	51,082
Life Storage, Inc.	457	51,029
American Campus Communities, Inc.*	772	49,771
Americold Realty Trust, Inc.	1,626	48,845
National Retail Properties, Inc.	1,081	46,483
Federal Realty OP, LP	484	46,338
STORE Capital Corp.	1,728	45,066
Omega Healthcare Investors, Inc.	1,537	43,328
AGNC Investment Corp.	3,868	42,819
First Industrial Realty Trust, Inc.	882	41,877
Brixmor Property Group, Inc.	2,063	41,693
Kilroy Realty Corp.	795	41,602
Healthcare Trust of America, Inc. — Class A	1,488	41,530
Agree Realty Corp.	562	40,537
Vornado Realty Trust	1,389	39,712
Spirit Realty Capital, Inc.	997	37,667
Independence Realty Trust, Inc.	1,707	35,386
Healthcare Realty Trust, Inc.	1,165	31,688
Park Hotels & Resorts, Inc.	2,185	29,650
SL Green Realty Corp.	614	28,336
Total REITs		3,875,670
Banks - 24.6%
JPMorgan Chase & Co.	2,611	294,025
Bank of America Corp.	8,275	257,601
Wells Fargo & Co.	5,217	204,350
Morgan Stanley	2,563	194,942
Goldman Sachs Group, Inc.	586	174,054
Citigroup, Inc.	3,330	153,147
PNC Financial Services Group, Inc.	878	138,522
U.S. Bancorp	2,989	137,554
Truist Financial Corp.	2,820	133,753
Bank of New York Mellon Corp.	2,305	96,141
M&T Bank Corp.	559	89,099
First Republic Bank	608	87,674
SVB Financial Group*	209	82,553
Fifth Third Bancorp	2,403	80,741
State Street Corp.	1,272	78,419
Northern Trust Corp.	804	77,570
ICICI Bank Ltd. ADR	4,343	77,045
HDFC Bank Ltd. ADR	1,343	73,811
Regions Financial Corp.	3,781	70,894
Citizens Financial Group, Inc.	1,977	70,559
Huntington Bancshares, Inc.	5,816	69,966
Royal Bank of Canada	699	67,677
KeyCorp	3,895	67,111
Bank of Nova Scotia	1,078	63,828
Signature Bank	333	59,677
First Horizon Corp.	2,725	59,568
East West Bancorp, Inc.	809	52,423
Comerica, Inc.	704	51,659
Western Alliance Bancorporation	670	47,302
Webster Financial Corp.	1,105	46,576
Zions Bancorp North America	895	45,555
Synovus Financial Corp.	1,112	40,088
Silvergate Capital Corp. — Class A*	406	21,733
Total Banks		3,265,617
Insurance - 21.6%
Berkshire Hathaway, Inc. — Class B*	1,474	402,431
Marsh & McLennan Companies, Inc.	987	153,232
Progressive Corp.	1,205	140,105
Aon plc — Class A	486	131,064
Chubb Ltd.	626	123,059
MetLife, Inc.	1,914	120,180
American International Group, Inc.	2,138	109,316
Travelers Companies, Inc.	646	109,258
Prudential Financial, Inc.	1,084	103,717
Arthur J Gallagher & Co.	629	102,552
Allstate Corp.	803	101,764
Aflac, Inc.	1,831	101,309
Willis Towers Watson plc	456	90,010

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Insurance - 21.6% (continued)
Hartford Financial Services Group, Inc.	1,205	$78,843
Cincinnati Financial Corp.	637	75,790
Brown & Brown, Inc.	1,223	71,350
Principal Financial Group, Inc.	1,064	71,065
RenaissanceRe Holdings Ltd.	426	66,614
Loews Corp.	1,101	65,245
Markel Corp.*	47	60,783
American Financial Group, Inc.	429	59,550
Fidelity National Financial, Inc.	1,534	56,697
Equitable Holdings, Inc.	2,049	53,417
Globe Life, Inc.	541	52,731
Assurant, Inc.	301	52,028
Reinsurance Group of America, Inc. — Class A	420	49,262
Lincoln National Corp.	1,027	48,033
Old Republic International Corp.	2,027	45,324
Unum Group	1,326	45,111
First American Financial Corp.	808	42,759
Voya Financial, Inc.	712	42,385
MGIC Investment Corp.	2,811	35,419
Total Insurance		2,860,403
Diversified Financial Services - 16.0%
Charles Schwab Corp.	2,939	185,686
American Express Co.	1,251	173,414
BlackRock, Inc. — Class A	269	163,832
CME Group, Inc. — Class A	680	139,196
Intercontinental Exchange, Inc.	1,256	118,114
Capital One Financial Corp.	1,058	110,233
Apollo Global Management, Inc.	1,888	91,530
Discover Financial Services	948	89,662
T. Rowe Price Group, Inc.	776	88,161
Ameriprise Financial, Inc.	364	86,515
Nasdaq, Inc.	545	83,134
Raymond James Financial, Inc.	832	74,389
Tradeweb Markets, Inc. — Class A	964	65,793
LPL Financial Holdings, Inc.	352	64,937
Synchrony Financial	2,200	60,764
Cboe Global Markets, Inc.	512	57,953
Franklin Resources, Inc.	2,434	56,737
Ally Financial, Inc.	1,691	56,665
Coinbase Global, Inc. — Class A*	1,094	51,440
Invesco Ltd.	2,836	45,745
Jefferies Financial Group, Inc.	1,600	44,192
Stifel Financial Corp.	726	40,671
OneMain Holdings, Inc.	1,030	38,501
SLM Corp.	2,374	37,842
SoFi Technologies, Inc.*	6,954	36,648
Evercore, Inc. — Class A	343	32,108
Upstart Holdings, Inc.*,1	907	28,679
Total Diversified Financial Services		2,122,541
Private Equity - 3.7%
Blackstone, Inc. — Class A	1,998	182,277
KKR & Company, Inc. — Class A	2,348	108,689
Ares Management Corp. — Class A	1,283	72,951
Brookfield Asset Management, Inc. — Class A	1,482	65,905
Carlyle Group, Inc.	1,812	57,368
Total Private Equity		487,190
Commercial Services - 2.7%
S&P Global, Inc.	545	183,698
Moody's Corp.	451	122,658
MarketAxess Holdings, Inc.	197	50,434
Total Commercial Services		356,790
Software - 0.8%
MSCI, Inc. — Class A	243	100,153
Media - 0.5%
FactSet Research Systems, Inc.	174	66,915
Savings & Loans - 0.3%
New York Community Bancorp, Inc.	3,892	35,534
Total Common Stocks
(Cost $15,401,284)		13,170,813

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$46,867	46,867
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	18,251	18,251
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	18,071	18,071
Total Repurchase Agreements
(Cost $83,189)		83,189

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[4]	18,711	18,711
Total Securities Lending Collateral
(Cost $18,711)		18,711
Total Investments - 100.2%
(Cost $15,503,184)		$13,272,713
Other Assets & Liabilities, net - (0.2)%		(28,072)
Total Net Assets - 100.0%		$13,244,641

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at June 30, 2022 — See Note 5.

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
4	Rate indicated is the 7-day yield as of June 30, 2022.

ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$13,170,813	$—	$—	$13,170,813
Repurchase Agreements	—	83,189	—	83,189
Securities Lending Collateral	18,711	—	—	18,711
Total Assets	$13,189,524	$83,189	$—	$13,272,713

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
MUTUAL FUNDS† - 16.9%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	564,487	$5,447,299
Guggenheim Strategy Fund II1	164,119	3,961,842
Total Mutual Funds
(Cost $9,693,263)		9,409,141

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 78.4%
U.S. Treasury Bonds
2.88% due 05/15/52	$46,000,000	43,441,250
Total U.S. Government Securities
(Cost $42,708,959)		43,441,250

U.S. TREASURY BILLS†† - 2.6%
U.S. Treasury Bills
1.02% due 07/19/22[2,3]	1,432,000	1,431,268
Total U.S. Treasury Bills
(Cost $1,431,234)		1,431,268

REPURCHASE AGREEMENTS††,4 - 1.5%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	464,031	464,031
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	180,711	180,711
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	178,921	178,921
Total Repurchase Agreements
(Cost $823,663)		823,663
Total Investments - 99.4%
(Cost $54,657,119)		$55,105,322
Other Assets & Liabilities, net - 0.6%		306,704
Total Net Assets - 100.0%		$55,412,026

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	165	Sep 2022	$25,275,938	$53,663

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Affiliated issuer.
2	All or a portion of this security is pledged as futures collateral at June 30, 2022.
3	Rate indicated is the effective yield at the time of purchase.
4	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$9,409,141	$—	$—	$9,409,141
U.S. Government Securities	—	43,441,250	—	43,441,250
U.S. Treasury Bills	—	1,431,268	—	1,431,268
Repurchase Agreements	—	823,663	—	823,663
Interest Rate Futures Contracts**	53,663	—	—	53,663
Total Assets	$9,462,804	$45,696,181	$—	$55,158,985

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:
Security Name	Value 3/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/22	Shares 6/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$5,728,073	$–	$(1,700,000)	$(26,091)	$(40,140)	$3,961,842	164,119	$20,817
Guggenheim Ultra Short Duration Fund — Institutional Class	5,526,328	–	–	–	(79,029)	5,447,299	564,487	18,961
	$11,254,401	$–	$(1,700,000)	$(26,091)	$(119,169)	$9,409,141		$39,778

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 99.4%
Pharmaceuticals - 31.3%
Johnson & Johnson	6,220	$1,104,112
Eli Lilly & Co.	2,936	951,939
Pfizer, Inc.	17,484	916,686
AbbVie, Inc.	5,676	869,336
Merck & Company, Inc.	8,742	797,008
Bristol-Myers Squibb Co.	8,687	668,899
CVS Health Corp.	6,135	568,469
Cigna Corp.	1,801	474,600
Zoetis, Inc.	2,761	474,588
Becton Dickinson and Co.	1,765	435,125
McKesson Corp.	1,107	361,115
AstraZeneca plc ADR	5,091	336,362
Dexcom, Inc.*	3,890	289,922
AmerisourceBergen Corp. — Class A	1,949	275,745
GSK plc ADR	5,392	234,714
Novartis AG ADR	2,592	219,102
Jazz Pharmaceuticals plc*	1,343	209,521
Perrigo Company plc	4,904	198,955
Cardinal Health, Inc.	3,748	195,908
Viatris, Inc.	17,378	181,948
Neurocrine Biosciences, Inc.*	1,672	162,987
Elanco Animal Health, Inc.*	7,815	153,408
Bausch Health Companies, Inc.*	11,346	94,853
Total Pharmaceuticals		10,175,302
Healthcare-Products - 30.3%
Thermo Fisher Scientific, Inc.	1,415	768,741
Abbott Laboratories	6,657	723,283
Danaher Corp.	2,789	707,067
Medtronic plc	6,530	586,068
Stryker Corp.	2,257	448,985
Intuitive Surgical, Inc.*	2,200	441,562
Edwards Lifesciences Corp.*	4,224	401,660
Boston Scientific Corp.*	10,100	376,427
ResMed, Inc.	1,391	291,595
Baxter International, Inc.	4,517	290,127
IDEXX Laboratories, Inc.*	808	283,390
West Pharmaceutical Services, Inc.	817	247,036
STERIS plc	1,171	241,402
Zimmer Biomet Holdings, Inc.	2,296	241,218
Avantor, Inc.*	7,598	236,298
Waters Corp.*	709	234,665
Align Technology, Inc.*	950	224,837
PerkinElmer, Inc.	1,542	219,303
Hologic, Inc.*	3,087	213,929
Insulet Corp.*	970	211,402
Cooper Companies, Inc.	660	206,659
Bio-Techne Corp.	563	195,158
ABIOMED, Inc.*	746	184,642
Teleflex, Inc.	706	173,570
Henry Schein, Inc.*	2,245	172,281
Repligen Corp.*	1,011	164,186
Bruker Corp.	2,565	160,979
Dentsply Sirona, Inc.	4,037	144,242
Exact Sciences Corp.*	3,615	142,395
Masimo Corp.*	1,086	141,908
Envista Holdings Corp.*	3,467	133,618
QuidelOrtho Corp.*	1,313	127,597
10X Genomics, Inc. — Class A*	2,810	127,153
Inspire Medical Systems, Inc.*	679	124,033
Tandem Diabetes Care, Inc.*	1,771	104,826
Natera, Inc.*	2,698	95,617
Nevro Corp.*	1,476	64,693
Total Healthcare-Products		9,852,552
Biotechnology - 17.7%
Amgen, Inc.	2,453	596,815
Gilead Sciences, Inc.	7,394	457,023
Vertex Pharmaceuticals, Inc.*	1,609	453,400
Regeneron Pharmaceuticals, Inc.*	712	420,885
Moderna, Inc.*	2,915	416,408
Seagen, Inc.*	1,777	314,422
Biogen, Inc.*	1,419	289,391
Illumina, Inc.*	1,476	272,115
Royalty Pharma plc — Class A	6,355	267,164
BioNTech SE ADR	1,698	253,172
Alnylam Pharmaceuticals, Inc.*	1,506	219,650
Horizon Therapeutics plc*	2,731	217,825
Incyte Corp.*	2,843	215,983
BioMarin Pharmaceutical, Inc.*	2,544	210,821
United Therapeutics Corp.*	740	174,374
Biohaven Pharmaceutical Holding Company Ltd.*	1,107	161,301
Sarepta Therapeutics, Inc.*	1,913	143,398
Novavax, Inc.*	2,311	118,855
Mirati Therapeutics, Inc.*	1,698	113,987
Apellis Pharmaceuticals, Inc.*	2,420	109,432
Intellia Therapeutics, Inc.*	2,097	108,541
Guardant Health, Inc.*	2,674	107,869
Fate Therapeutics, Inc.*	3,494	86,581
Total Biotechnology		5,729,412
Healthcare-Services - 17.0%
UnitedHealth Group, Inc.	2,308	1,185,458
Elevance Health, Inc.	1,171	565,101
Humana, Inc.	878	410,965
Centene Corp.*	4,387	371,184
HCA Healthcare, Inc.	2,154	362,001
IQVIA Holdings, Inc.*	1,585	343,929
Laboratory Corporation of America Holdings	1,032	241,859
Catalent, Inc.*	2,157	231,425
ICON plc*	1,023	221,684
Molina Healthcare, Inc.*	775	216,698
Quest Diagnostics, Inc.	1,524	202,662
Charles River Laboratories International, Inc.*	802	171,604
Syneos Health, Inc.*	2,052	147,087
Universal Health Services, Inc. — Class B	1,406	141,598
DaVita, Inc.*	1,681	134,413
Teladoc Health, Inc.*	3,775	125,368
Tenet Healthcare Corp.*	2,360	124,042
Encompass Health Corp.	2,206	123,646
Oak Street Health, Inc.*	6,596	108,438
Amedisys, Inc.*	830	87,250
Total Healthcare-Services		5,516,412
Electronics - 1.8%
Agilent Technologies, Inc.	2,595	308,208

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Electronics - 1.8% (continued)
Mettler-Toledo International, Inc.*	235	$269,961
Total Electronics		578,169
Software - 1.3%
Veeva Systems, Inc. — Class A*	1,509	298,843
Doximity, Inc. — Class A*	3,932	136,912
Total Software		435,755
Total Common Stocks
(Cost $26,548,060)		32,287,602

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.5%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$87,714	87,714
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	34,159	34,159
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	33,821	33,821
Total Repurchase Agreements
(Cost $155,694)		155,694
Total Investments - 99.9%
(Cost $26,703,754)		$32,443,296
Other Assets & Liabilities, net - 0.1%		46,657
Total Net Assets - 100.0%		$32,489,953

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$32,287,602	$—	$—	$32,287,602
Repurchase Agreements	—	155,694	—	155,694
Total Assets	$32,287,602	$155,694	$—	$32,443,296

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
MUTUAL FUNDS† - 45.5%
Guggenheim Strategy Fund III[1]	79,841	$1,932,952
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	133,249	1,285,853
Guggenheim Strategy Fund II1	53,173	1,283,590
Total Mutual Funds
(Cost $4,578,426)		4,502,395

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 30.2%
Federal Home Loan Bank
1.03% due 07/29/22[2]	$2,000,000	1,998,398
0.81% due 09/14/22[2]	1,000,000	996,338
Total Federal Agency Discount Notes
(Cost $2,996,710)		2,994,736

U.S. TREASURY BILLS†† - 7.0%
U.S. Treasury Bills
1.02% due 07/19/22[2,3]	696,000	695,644
Total U.S. Treasury Bills
(Cost $695,628)		695,644

REPURCHASE AGREEMENTS††,4 - 15.4%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22[5]	856,517	856,517
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22[5]	333,559	333,559
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22[5]	330,257	330,257
Total Repurchase Agreements
(Cost $1,520,333)		1,520,333
Total Investments - 98.1%
(Cost $9,791,097)		$9,713,108
Other Assets & Liabilities, net - 1.9%		185,977
Total Net Assets - 100.0%		$9,899,085

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	62	Sep 2022	$6,951,750	$(6,349)

Centrally Cleared Credit Default Swap Agreements Protection Sold††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid(Received)	Unrealized Depreciation**
Barclays Bank plc	ICE	CDX.NA.HY.38.V2	5.00%	Quarterly	06/20/27	$2,772,000	$(80,216)	$(27,500)	$(52,716)
Goldman Sachs International	ICE	CDX.NA.HY.38.V2	5.00%	Quarterly	06/20/27	6,237,000	(180,486)	275,550	(456,036)
							$(260,702)	$248,050	$(508,752)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Credit Index Swap Agreements††
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	1.98% (Federal Funds Rate + 0.40%)	At Maturity	07/29/22	9,924	$730,506	$(3,672)
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	1.98% (Federal Funds Rate + 0.40%)	At Maturity	11/17/22	1,222	89,966	(6,688)
BNP Paribas	SPDR Bloomberg High Yield Bond ETF	Pay	2.03% (Federal Funds Rate + 0.45%)	At Maturity	11/17/22	1,788	162,198	(9,502)
							$982,670	$(19,862)

**	Includes cumulative appreciation (depreciation).

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Affiliated issuer.
2	Rate indicated is the effective yield at the time of purchase.
3	All or a portion of this security is pledged as futures and credit default swap collateral at June 30, 2022.
4	Repurchase Agreements — See Note 4.
5	All or a portion of this security is pledged as credit index swap collateral at June 30, 2022.

CDX.NA.HY.38.V2 — Credit Default Swap North American High Yield Series 38 Index Version 2
ICE — Intercontinental Exchange
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$4,502,395	$—	$—	$4,502,395
Federal Agency Discount Notes	—	2,994,736	—	2,994,736
U.S. Treasury Bills	—	695,644	—	695,644
Repurchase Agreements	—	1,520,333	—	1,520,333
Total Assets	$4,502,395	$5,210,713	$—	$9,713,108

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$6,349	$—	$—	$6,349
Credit Default Swap Agreements**	—	508,752	—	508,752
Credit Index Swap Agreements**	—	19,862	—	19,862
Total Liabilities	$6,349	$528,614	$—	$534,963

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:
Security Name	Value 3/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/22	Shares 6/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,305,391	$–	$–	$–	$(21,801)	$1,283,590	53,173	$6,651
Guggenheim Strategy Fund III	2,768,259	–	(800,000)	(6,501)	(28,806)	1,932,952	79,841	10,171
Guggenheim Ultra Short Duration Fund — Institutional Class	1,539,748	–	(235,000)	(721)	(18,174)	1,285,853	133,249	4,666
	$5,613,398	$–	$(1,035,000)	$(7,222)	$(68,781)	$4,502,395		$21,488

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 99.5%
Internet - 54.7%
Alphabet, Inc. — Class A*	377	$821,581
Amazon.com, Inc.*	6,427	682,612
Meta Platforms, Inc. — Class A*	2,740	441,825
Netflix, Inc.*	1,061	185,537
Booking Holdings, Inc.*	103	180,146
Twitter, Inc.*	4,603	172,106
Airbnb, Inc. — Class A*	1,814	161,591
Alibaba Group Holding Ltd. ADR*	1,302	148,011
Uber Technologies, Inc.*	6,698	137,041
DoorDash, Inc. — Class A*	1,761	113,003
eBay, Inc.	2,536	105,675
Shopify, Inc. — Class A*	3,360	104,966
Snap, Inc. — Class A*	7,586	99,604
Baidu, Inc. ADR*	668	99,352
VeriSign, Inc.*	568	95,044
JD.com, Inc. ADR	1,447	92,926
MercadoLibre, Inc.*	143	91,072
Match Group, Inc.*	1,303	90,806
Sea Ltd. ADR*	1,313	87,787
Chewy, Inc. — Class A*,1	2,519	87,460
Okta, Inc.*	941	85,066
Expedia Group, Inc.*	887	84,114
Pinterest, Inc. — Class A*	4,066	73,839
GoDaddy, Inc. — Class A*	1,045	72,690
Pinduoduo, Inc. ADR*	1,165	71,997
Roku, Inc.*	866	71,133
Etsy, Inc.*	919	67,280
F5, Inc.*	432	66,113
Trip.com Group Ltd. ADR*	2,330	63,959
Zillow Group, Inc. — Class C*	1,986	63,056
Zillow Group, Inc. — Class A*	1,976	62,857
Spotify Technology S.A.*	666	62,491
IAC*	719	54,622
Coupang, Inc.*	4,058	51,740
Wix.com Ltd.*	738	48,376
Bumble, Inc. — Class A*	1,669	46,982
Wayfair, Inc. — Class A*,1	1,056	45,999
Lyft, Inc. — Class A*	3,370	44,754
TripAdvisor, Inc.*	1,904	33,891
Revolve Group, Inc.*	1,144	29,641
Overstock.com, Inc.*	855	21,384
Vimeo, Inc.*	3,305	19,896
Stitch Fix, Inc. — Class A*	2,823	13,946
Total Internet		5,253,971
Software - 31.2%
Adobe, Inc.*	773	282,964
Salesforce, Inc.*	1,684	277,927
Activision Blizzard, Inc.	2,176	169,423
Snowflake, Inc. — Class A*	1,112	154,635
Citrix Systems, Inc.*	1,439	139,828
Workday, Inc. — Class A*	921	128,553
Datadog, Inc. — Class A*	1,337	127,336
Veeva Systems, Inc. — Class A*	613	121,399
Zoom Video Communications, Inc. — Class A*	1,104	119,199
Electronic Arts, Inc.	968	117,757
ROBLOX Corp. — Class A*	3,376	110,935
MongoDB, Inc.*	367	95,237
Take-Two Interactive Software, Inc.*	732	89,692
Cloudflare, Inc. — Class A*	1,951	85,356
HubSpot, Inc.*	282	84,783
Twilio, Inc. — Class A*	1,011	84,732
Akamai Technologies, Inc.*	913	83,384
ZoomInfo Technologies, Inc. — Class A*	2,342	77,848
DocuSign, Inc.*	1,251	71,782
Dropbox, Inc. — Class A*	2,980	62,550
Five9, Inc.*	633	57,692
NetEase, Inc. ADR	567	52,935
Smartsheet, Inc. — Class A*	1,487	46,737
Bilibili, Inc. ADR*,1	1,806	46,234
DigitalOcean Holdings, Inc.*,1	1,109	45,868
Coupa Software, Inc.*	801	45,737
Box, Inc. — Class A*	1,742	43,794
New Relic, Inc.*	827	41,391
Ziff Davis, Inc.*	553	41,215
Nutanix, Inc. — Class A*	2,674	39,121
Fastly, Inc. — Class A*	2,368	27,493
BigCommerce Holdings, Inc.*	1,545	25,029
Total Software		2,998,566
Telecommunications - 7.6%
Cisco Systems, Inc.	6,505	277,373
Motorola Solutions, Inc.	632	132,467
Arista Networks, Inc.*	1,240	116,238
Juniper Networks, Inc.	2,319	66,092
Switch, Inc. — Class A	1,814	60,769
Ciena Corp.*	1,256	57,399
CommScope Holding Company, Inc.*	3,802	23,268
Total Telecommunications		733,606
Commercial Services - 4.2%
PayPal Holdings, Inc.*	2,712	189,406
CoStar Group, Inc.*	1,785	107,832
Paylocity Holding Corp.*	390	68,024
Chegg, Inc.*	1,844	34,630
Total Commercial Services		399,892
Entertainment - 0.6%
DraftKings, Inc. — Class A*,1	4,510	52,632
Computers - 0.5%
Lumentum Holdings, Inc.*	662	52,576
Healthcare-Services - 0.5%
Teladoc Health, Inc.*	1,574	52,272
Real Estate - 0.2%
Redfin Corp.*	2,675	22,042
Total Common Stocks
(Cost $8,583,691)		9,565,557

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.3%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$18,920	$18,920
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	7,368	7,368
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	7,295	7,295
Total Repurchase Agreements
(Cost $33,583)		33,583

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 2.2%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[4]	208,081	208,081
Total Securities Lending Collateral
(Cost $208,081)		208,081
Total Investments - 102.0%
(Cost $8,825,355)		$9,807,221
Other Assets & Liabilities, net - (2.0)%		(193,478)
Total Net Assets - 100.0%		$9,613,743

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at June 30, 2022 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
4	Rate indicated is the 7-day yield as of June 30, 2022.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,565,557	$—	$—	$9,565,557
Repurchase Agreements	—	33,583	—	33,583
Securities Lending Collateral	208,081	—	—	208,081
Total Assets	$9,773,638	$33,583	$—	$9,807,221

Inverse Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 105.0%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22[2]	$527,133	$527,133
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22[2]	205,285	205,285
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22[2]	203,253	203,253
Total Repurchase Agreements
(Cost $935,671)		935,671
Total Investments - 105.0%
(Cost $935,671)		$935,671
Other Assets & Liabilities, net - (5.0)%		(44,858)
Total Net Assets - 100.0%		$890,813

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	BNY Mellon Emerging Markets 50 ADR Index	Receive	1.38% (Federal Funds Rate - 0.20%)	At Maturity	11/17/22	322	$803,856	$83,367
Goldman Sachs International	BNY Mellon Emerging Markets 50 ADR Index	Receive	1.13% (Federal Funds Rate - 0.45%)	At Maturity	11/17/22	391	977,079	69,640
							$1,780,935	$153,007

††	Value determined based on Level 2 inputs — See Note 3.
1	Repurchase Agreements — See Note 4.
2	All or a portion of this security is pledged as equity index swap collateral at June 30, 2022.

ADR – American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Repurchase Agreements	$—	$935,671	$—	$935,671
Equity Index Swap Agreements**	—	153,007	—	153,007
Total Assets	$—	$1,088,678	$—	$1,088,678

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
MUTUAL FUNDS† - 6.8%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	528,512	$5,100,139
Guggenheim Strategy Fund II1	210,588	5,083,592
Total Mutual Funds
(Cost $10,470,929)		10,183,731

	Face Amount
FEDERAL AGENCY NOTES†† - 51.8%
Federal Home Loan Bank
1.53% (SOFR + 0.01%, Rate Floor: 0.00%) due 08/11/22◊	$30,000,000	30,000,000
1.52% (SOFR + 0.01%, Rate Floor: 0.00%) due 09/15/22◊	15,000,000	14,999,610
1.53% (SOFR + 0.01%, Rate Floor: 0.00%) due 08/01/22◊	5,000,000	5,000,000
Federal Farm Credit Bank
1.56% (SOFR + 0.05%) due 08/25/22◊	20,000,000	20,001,060
1.57% (1 Year U.S. Prime Rate - 3.18%, Rate Floor: 0.00%) due 10/25/22◊	5,000,000	5,000,510
1.90% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22◊	3,000,000	3,001,689
Total Federal Agency Notes
(Cost $78,003,127)		78,002,869

FEDERAL AGENCY DISCOUNT NOTES†† - 44.3%
Federal Home Loan Bank
1.42% due 07/20/22[2]	15,000,000	14,988,758
1.03% due 07/29/22[2]	15,000,000	14,987,983
1.40% due 07/28/22[2]	15,000,000	14,984,250
1.01% due 07/29/22[2]	10,800,000	10,791,348
1.45% due 08/08/22[2]	10,000,000	9,984,694
0.81% due 09/14/22[2]	1,000,000	996,339
Total Federal Agency Discount Notes
(Cost $66,735,347)		66,733,372

U.S. TREASURY BILLS†† - 0.4%
U.S. Treasury Bills
1.02% due 07/19/22[2,3]	631,000	630,677
Total U.S. Treasury Bills
(Cost $630,662)		630,677

REPURCHASE AGREEMENTS††,4 - 94.2%
Individual Repurchase Agreements[5]
Mizuho Securities USA LLC issued 06/30/22 at 1.35% due 07/01/22 (secured by a U.S. Treasury Bond, at a rate of 2.88% and maturing 05/15/52 as collateral, with a value of $133,391,250) to be repurchased at $130,780,639	130,775,735	130,775,735
Barclays Capital, Inc. issued 06/30/22 at 1.22% due 07/01/22 (secured by a U.S. Treasury Bond, at a rate of 2.88% and maturing 05/15/52 as collateral, with a value of $11,276,100) to be repurchased at $11,055,375	11,055,000	11,055,000
Joint Repurchase Agreements[5]
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	46,523	46,523
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	18,118	18,118
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	17,939	17,939
Total Repurchase Agreements
(Cost $141,913,315)		141,913,315
Total Investments - 197.5%
(Cost $297,753,380)		$297,463,964

U.S. Government Securities Sold Short†† - (94.0)%
U.S. Treasury Bonds
2.88% due 05/15/52	149,900,000	(141,561,812)
Total Securities Sold Short - (94.0)%
(Proceeds $142,833,661)		$(141,561,812)
Other Assets & Liabilities, net - (3.5)%		(5,232,677)
Total Net Assets - 100.0%		$150,669,475

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	65	Sep 2022	$9,957,188	$382,703

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Affiliated issuer.
2	Rate indicated is the effective yield at the time of purchase.
3	All or a portion of this security is pledged as futures collateral at June 30, 2022.
4	Repurchase Agreements — See Note 4.
5	All or a portion of this security is pledged as short security collateral at June 30, 2022.

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$10,183,731	$—	$—	$10,183,731
Federal Agency Notes	—	78,002,869	—	78,002,869
Federal Agency Discount Notes	—	66,733,372	—	66,733,372
U.S. Treasury Bills	—	630,677	—	630,677
Repurchase Agreements	—	141,913,315	—	141,913,315
Interest Rate Futures Contracts**	382,703	—	—	382,703
Total Assets	$10,566,434	$287,280,233	$—	$297,846,667

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities Sold Short	$—	$141,561,812	$—	$141,561,812

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the "Short Term Investment Vehicles"), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:
Security Name	Value 3/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/22	Shares 6/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$5,169,933	$–	$–	$–	$(86,341)	$5,083,592	210,588	$26,343
Guggenheim Ultra Short Duration Fund — Institutional Class	$5,174,130	$–	$–	$–	$(73,991)	$5,100,139	528,512	$17,753
	$10,344,063	$–	$–	$–	$(160,332)	$10,183,731		$44,096

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
MUTUAL FUNDS† - 2.7%
Guggenheim Strategy Fund II1	29,310	$707,532
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	37,683	363,642
Total Mutual Funds
(Cost $1,096,686)		1,071,174

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 72.3%
Federal Home Loan Bank
1.40% due 08/03/22[2]	$12,000,000	11,984,600
1.45% due 08/08/22[2]	12,000,000	11,981,633
1.42% due 07/20/22[2]	5,000,000	4,996,253
Total Federal Agency Discount Notes
(Cost $28,962,486)		28,962,486

U.S. TREASURY BILLS†† - 0.5%
U.S. Treasury Bills
1.02% due 07/19/22[2,3]	222,000	221,886
Total U.S. Treasury Bills
(Cost $221,881)		221,886

REPURCHASE AGREEMENTS††,4 - 17.8%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	4,018,490	4,018,490
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	1,564,948	1,564,948
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	1,549,453	1,549,453
Total Repurchase Agreements
(Cost $7,132,891)		7,132,891
Total Investments - 93.3%
(Cost $37,413,944)		$37,388,437
Other Assets & Liabilities, net - 6.7%		2,690,350
Total Net Assets - 100.0%		$40,078,787

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury 5 Year Note Futures Contracts	282	Sep 2022	$31,619,250	$(21,716)

Centrally Cleared Credit Default Swap Agreements Protection Purchased††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.NA.HY.38.V2	5.00%	Quarterly	06/20/27	$41,431,500	$1,198,945	$(143,703)	$1,342,648

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2022.
[4]	Repurchase Agreements — See Note 4.

CDX.NA.HY.38.V2 — Credit Default Swap North American High Yield Series 38 Index Version 2

ICE — Intercontinental Exchange

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,071,174	$—	$—	$1,071,174
Federal Agency Discount Notes	—	28,962,486	—	28,962,486
U.S. Treasury Bills	—	221,886	—	221,886
Repurchase Agreements	—	7,132,891	—	7,132,891
Credit Default Swap Agreements**	—	1,342,648	—	1,342,648
Total Assets	$1,071,174	$37,659,911	$—	$38,731,085

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$21,716	$—	$—	$21,716

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 3/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/22	Shares 6/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$369,264	$350,000	$–	$–	$(11,732)	$707,532	29,310	$3,529
Guggenheim Ultra Short Duration Fund — Institutional Class	368,917	–	–	–	(5,275)	363,642	37,683	1,266
	$738,181	$350,000	$–	$–	$(17,007)	$1,071,174		$4,795

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
MUTUAL FUNDS† - 2.8%
Guggenheim Strategy Fund II1	2,020	$48,763
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	4,630	44,680
Total Mutual Funds
(Cost $95,671)		93,443

	Face Amount
REPURCHASE AGREEMENTS††,2 - 92.8%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22[3]	$1,764,580	1,764,580
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22[3]	687,192	687,192
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22[3]	680,388	680,388
Total Repurchase Agreements
(Cost $3,132,160)		3,132,160
Total Investments - 95.6%
(Cost $3,227,831)		$3,225,603
Other Assets & Liabilities, net - 4.4%		149,239
Total Net Assets - 100.0%		$3,374,842

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
S&P MidCap 400 Index Mini Futures Contracts	1	Sep 2022	$226,800	$3,908

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P MidCap 400 Index	Receive	1.68% (Federal Funds Rate + 0.10%)	At Maturity	11/17/22	1,334	$3,025,891	$84,796
Barclays Bank plc	S&P MidCap 400 Index	Receive	1.71% (SOFR + 0.20%)	At Maturity	11/16/22	41	92,024	13,520
BNP Paribas	S&P MidCap 400 Index	Receive	1.63% (Federal Funds Rate + 0.05%)	At Maturity	11/17/22	23	53,130	8,780
							$3,171,045	$107,096

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2022.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$93,443	$—	$—	$93,443
Repurchase Agreements	—	3,132,160	—	3,132,160
Equity Futures Contracts**	3,908	—	—	3,908
Equity Index Swap Agreements**	—	107,096	—	107,096
Total Assets	$97,351	$3,239,256	$—	$3,336,607

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the "Short Term Investment Vehicles"), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 3/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/22	Shares 6/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$49,591	$–	$–	$–	$(828)	$48,763	2,020	$253
Guggenheim Ultra Short Duration Fund — Institutional Class	45,328	–	–	–	(648)	44,680	4,630	155
	$94,919	$–	$–	$–	$(1,476)	$93,443		$408

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
MUTUAL FUNDS† - 4.8%
Guggenheim Strategy Fund II1	49,399	$1,192,500
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	87,169	841,177
Total Mutual Funds
(Cost $2,033,556)		2,033,677

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 59.0%
Federal Home Loan Bank
1.42% due 07/20/22[2]	$10,000,000	9,992,505
1.45% due 08/08/22[2]	8,000,000	7,987,756
1.40% due 07/28/22[2]	5,000,000	4,994,750
1.03% due 07/29/22[2]	2,000,000	1,998,398
Total Federal Agency Discount Notes
(Cost $24,973,409)		24,973,409

FEDERAL AGENCY NOTES†† - 11.8%
Federal Home Loan Bank
1.52% (SOFR + 0.01%, Rate Floor: 0.00%) due 09/15/22◊	5,000,000	4,999,870
Total Federal Agency Notes
(Cost $5,000,000)		4,999,870

U.S. GOVERNMENT SECURITIES†† - 4.7%
U.S. Treasury Note
2.00% due 07/31/22	2,000,000	2,001,403
Total U.S. Government Securities
(Cost $2,003,117)		2,001,403

U.S. TREASURY BILLS†† - 0.8%
U.S. Treasury Bills
1.02% due 07/19/22[2,3]	182,000	181,907
U.S. Cash Management Bill
1.34% due 10/04/22[2,4]	160,000	159,238
Total U.S. Treasury Bills
(Cost $341,314)		341,145

REPURCHASE AGREEMENTS††,5 - 13.9%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22[4]	3,306,508	3,306,508
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22[4]	1,287,676	1,287,676
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22[4]	1,274,926	1,274,926
Total Repurchase Agreements
(Cost $5,869,110)		5,869,110
Total Investments - 95.0%
(Cost $40,220,506)		$40,218,614
Other Assets & Liabilities, net - 5.0%		2,100,405
Total Net Assets - 100.0%		$42,319,019

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	1	Sep 2022	$230,760	$2,769

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	NASDAQ-100 Index	Receive	1.83% (Federal Funds Rate + 0.25%)	At Maturity	11/17/22	2,034	$23,403,293	$3,211,704
Goldman Sachs International	NASDAQ-100 Index	Receive	1.83% (Federal Funds Rate + 0.25%)	At Maturity	11/17/22	1,489	17,134,002	2,129,101
Barclays Bank plc	NASDAQ-100 Index	Receive	1.86% (SOFR + 0.35%)	At Maturity	11/16/22	91	1,043,029	220,916
							$41,580,324	$5,561,721

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2022.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2022.
[5]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,033,677	$—	$—	$2,033,677
Federal Agency Discount Notes	—	24,973,409	—	24,973,409
Federal Agency Notes	—	4,999,870	—	4,999,870
U.S. Government Securities	—	2,001,403	—	2,001,403
U.S. Treasury Bills	—	341,145	—	341,145
Repurchase Agreements	—	5,869,110	—	5,869,110
Equity Futures Contracts**	2,769	—	—	2,769
Equity Index Swap Agreements**	—	5,561,721	—	5,561,721
Total Assets	$2,036,446	$43,746,658	$—	$45,783,104

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 3/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/22	Shares 6/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,212,754	$–	$–	$–	$(20,254)	$1,192,500	49,399	$6,180
Guggenheim Ultra Short Duration Fund — Institutional Class	853,381	–	–	–	(12,204)	841,177	87,169	2,928
	$2,066,135	$–	$–	$–	$(32,458)	$2,033,677		$9,108

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
MUTUAL FUNDS† - 13.5%
Guggenheim Strategy Fund II1	39,100	$943,880
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	97,310	939,041
Total Mutual Funds
(Cost $1,914,221)		1,882,921

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 28.6%
Federal Home Loan Bank
1.40% due 08/03/22[2]	$2,000,000	1,997,433
1.45% due 08/08/22[2]	2,000,000	1,996,939
Total Federal Agency Discount Notes
(Cost $3,994,372)		3,994,372

FEDERAL AGENCY NOTES†† - 7.1%
Federal Home Loan Bank
1.52% (SOFR + 0.01%, Rate Floor: 0.00%) due 09/15/22◊	1,000,000	999,974
Total Federal Agency Notes
(Cost $1,000,000)		999,974

U.S. TREASURY BILLS†† - 1.0%
U.S. Treasury Bills
1.02% due 07/19/22[2,3]	89,000	88,954
U.S. Cash Management Bill
1.34% due 10/04/22[2,4]	53,000	52,748
Total U.S. Treasury Bills
(Cost $141,758)		141,702

REPURCHASE AGREEMENTS††,5 - 47.6%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22[4]	3,743,140	3,743,140
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22[4]	1,457,716	1,457,716
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22[4]	1,443,284	1,443,284
Total Repurchase Agreements
(Cost $6,644,140)		6,644,140
Total Investments - 97.8%
(Cost $13,694,491)		$13,663,109
Other Assets & Liabilities, net - 2.2%		300,548
Total Net Assets - 100.0%		$13,963,657

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	16	Sep 2022	$1,366,800	$20,096

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	Russell 2000 Index	Receive	1.53% (Federal Funds Rate - 0.05%)	At Maturity	11/17/22	6,538	$11,167,579	$1,214,952
BNP Paribas	Russell 2000 Index	Receive	1.38% (Federal Funds Rate - 0.20%)	At Maturity	11/17/22	467	797,424	148,052
Barclays Bank plc	Russell 2000 Index	Receive	1.01% (SOFR - 0.50%)	At Maturity	11/16/22	367	626,462	75,714
							$12,591,465	$1,438,718

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2022.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2022.
[5]	Repurchase Agreements — See Note 4.

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,882,921	$—	$—	$1,882,921
Federal Agency Discount Notes	—	3,994,372	—	3,994,372
Federal Agency Notes	—	999,974	—	999,974
U.S. Treasury Bills	—	141,702	—	141,702
Repurchase Agreements	—	6,644,140	—	6,644,140
Equity Futures Contracts**	20,096	—	—	20,096
Equity Index Swap Agreements**	—	1,438,718	—	1,438,718
Total Assets	$1,903,017	$13,218,906	$—	$15,121,923

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 3/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/22	Shares 6/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$959,911	$–	$–	$–	$(16,031)	$943,880	39,100	$4,891
Guggenheim Ultra Short Duration Fund — Institutional Class	952,665	–	–	–	(13,624)	939,041	97,310	3,269
	$1,912,576	$–	$–	$–	$(29,655)	$1,882,921		$8,160

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
MUTUAL FUNDS† - 10.9%
Guggenheim Strategy Fund II1	262,625	$6,339,770
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	426,990	4,120,456
Total Mutual Funds
(Cost $10,738,042)		10,460,226

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 55.8%
Federal Home Loan Bank
1.42% due 07/20/22[2]	$20,000,000	19,985,011
1.03% due 07/29/22[2]	10,000,000	9,991,989
1.40% due 07/28/22[2]	10,000,000	9,989,500
1.15% due 07/06/22[2]	5,000,000	4,999,201
1.01% due 07/29/22[2]	5,000,000	4,995,994
1.40% due 08/03/22[2]	3,000,000	2,996,150
0.81% due 09/14/22[2]	1,000,000	996,339
Total Federal Agency Discount Notes
(Cost $53,956,158)		53,954,184

FEDERAL AGENCY NOTES†† - 16.6%
Federal Home Loan Bank
1.52% (SOFR + 0.01%, Rate Floor: 0.00%) due 09/15/22◊	10,000,000	9,999,740
1.53% (SOFR + 0.01%, Rate Floor: 0.00%) due 07/14/22◊	5,000,000	5,000,035
Federal Farm Credit Bank
1.57% (1 Year U.S. Prime Rate - 3.18%, Rate Floor: 0.00%) due 10/25/22◊	1,000,000	1,000,102
Total Federal Agency Notes
(Cost $16,000,029)		15,999,877

U.S. TREASURY BILLS†† - 0.3%
U.S. Cash Management Bill
1.34% due 10/04/22[2,3]	310,000	308,524
Total U.S. Treasury Bills
(Cost $308,861)		308,524

REPURCHASE AGREEMENTS††,4 - 15.0%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22[3]	8,189,728	8,189,728
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22[3]	3,189,382	3,189,382
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22[3]	3,157,803	3,157,803
Total Repurchase Agreements
(Cost $14,536,913)		14,536,913
Total Investments - 98.6%
(Cost $95,540,003)		$95,259,724
Other Assets & Liabilities, net - 1.4%		1,386,772
Total Net Assets - 100.0%		$96,646,496

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P 500 Index	Receive	1.93% (Federal Funds Rate + 0.35%)	At Maturity	11/17/22	21,732	$82,262,535	$9,263,120
Barclays Bank plc	S&P 500 Index	Receive	1.81% (SOFR + 0.30%)	At Maturity	11/16/22	3,078	11,650,192	1,047,599
BNP Paribas	S&P 500 Index	Receive	1.78% (Federal Funds Rate + 0.20%)	At Maturity	11/17/22	730	2,764,525	326,410
							$96,677,252	$10,637,129

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2022.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$10,460,226	$—	$—	$10,460,226
Federal Agency Discount Notes	—	53,954,184	—	53,954,184
Federal Agency Notes	—	15,999,877	—	15,999,877
U.S. Treasury Bills	—	308,524	—	308,524
Repurchase Agreements	—	14,536,913	—	14,536,913
Equity Index Swap Agreements**	—	10,637,129	—	10,637,129
Total Assets	$10,460,226	$95,436,627	$—	$105,896,853

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 3/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/22	Shares 6/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$6,447,447	$–	$–	$–	$(107,677)	$6,339,770	262,625	$32,852
Guggenheim Ultra Short Duration Fund — Institutional Class	4,180,234	–	–	–	(59,778)	4,120,456	426,990	14,343
	$10,627,681	$–	$–	$–	$(167,455)	$10,460,226		$47,195

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
MUTUAL FUNDS† - 29.4%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	14,448	$139,423
Guggenheim Strategy Fund II1	5,636	136,048
Total Mutual Funds
(Cost $283,660)		275,471

	Face Amount
U.S. TREASURY BILLS†† - 27.1%
U.S. Treasury Bills
1.02% due 07/19/22[2,3]	$254,000	253,870
Total U.S. Treasury Bills
(Cost $253,864)		253,870

REPURCHASE AGREEMENTS††,4 - 44.8%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	236,874	236,874
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	92,247	92,247
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	91,334	91,334
Total Repurchase Agreements
(Cost $420,455)		420,455
Total Investments - 101.3%
(Cost $957,979)		$949,796
Other Assets & Liabilities, net - (1.3)%		(11,889)
Total Net Assets - 100.0%		$937,907

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	20	Sep 2022	$1,852,250	$(7,290)
Equity Futures Contracts Purchased†
Nikkei 225 (CME) Index Futures Contracts	14	Sep 2022	1,850,800	(52,614)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2022.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$275,471	$—	$—	$275,471
U.S. Treasury Bills	—	253,870	—	253,870
Repurchase Agreements	—	420,455	—	420,455
Total Assets	$275,471	$674,325	$—	$949,796

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$52,614	$—	$—	$52,614
Currency Futures Contracts**	7,290	—	—	7,290
Total Liabilities	$59,904	$—	$—	$59,904

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 3/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/22	Shares 6/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$138,359	$–	$–	$–	$(2,311)	$136,048	5,636	$705
Guggenheim Ultra Short Duration Fund — Institutional Class	141,446	–	–	–	(2,023)	139,423	14,448	485
	$279,805	$–	$–	$–	$(4,334)	$275,471		$1,190

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 99.5%
Media - 20.1%
Comcast Corp. — Class A	8,333	$326,987
Walt Disney Co.*	3,292	310,765
Charter Communications, Inc. — Class A*	530	248,321
Warner Bros Discovery, Inc.*	9,990	134,066
Liberty Broadband Corp. — Class C*	984	113,790
Paramount Global — Class B	4,017	99,139
Fox Corp. — Class A	3,057	98,313
DISH Network Corp. — Class A*	4,363	78,229
News Corp. — Class A	4,683	72,961
Cable One, Inc.	55	70,913
Nexstar Media Group, Inc. — Class A	387	63,034
Altice USA, Inc. — Class A*	6,217	57,507
TEGNA, Inc.	2,504	52,509
World Wrestling Entertainment, Inc. — Class A	796	49,742
New York Times Co. — Class A	1,771	49,411
Total Media		1,825,687
Retail - 17.6%
McDonald's Corp.	1,340	330,819
Starbucks Corp.	3,056	233,448
Chipotle Mexican Grill, Inc. — Class A*	111	145,106
Yum! Brands, Inc.	1,220	138,482
Yum China Holdings, Inc.	2,116	102,626
Darden Restaurants, Inc.	801	90,609
Domino's Pizza, Inc.	232	90,413
Restaurant Brands International, Inc.	1,527	76,579
Texas Roadhouse, Inc. — Class A	753	55,120
Wendy's Co.	2,707	51,108
Papa John's International, Inc.	506	42,261
Wingstop, Inc.	489	36,563
Cracker Barrel Old Country Store, Inc.	398	33,229
Shake Shack, Inc. — Class A*	805	31,781
Dave & Buster's Entertainment, Inc.*	952	31,207
Bloomin' Brands, Inc.	1,820	30,248
Cheesecake Factory, Inc.	1,082	28,586
Jack in the Box, Inc.	475	26,628
Brinker International, Inc.*	1,057	23,286
Total Retail		1,598,099
Internet - 12.2%
Netflix, Inc.*	1,179	206,171
Booking Holdings, Inc.*	115	201,134
Airbnb, Inc. — Class A*	2,035	181,278
Sea Ltd. ADR*	2,054	137,330
Trip.com Group Ltd. ADR*	3,954	108,537
Spotify Technology S.A.*	1,072	100,586
Expedia Group, Inc.*	988	93,692
Roku, Inc.*	963	79,101
Total Internet		1,107,829
Entertainment - 10.5%
Live Nation Entertainment, Inc.*	1,281	105,785
Warner Music Group Corp. — Class A	3,564	86,819
Vail Resorts, Inc.	331	72,174
Caesars Entertainment, Inc.*	1,847	70,740
AMC Entertainment Holdings, Inc. — Class A*,1	5,152	69,810
Churchill Downs, Inc.	360	68,951
DraftKings, Inc. — Class A*,1	5,082	59,307
Penn National Gaming, Inc.*	1,932	58,771
Marriott Vacations Worldwide Corp.	479	55,660
Light & Wonder, Inc. — Class A*	1,085	50,984
International Game Technology plc	2,634	48,887
Red Rock Resorts, Inc. — Class A	1,435	47,872
Madison Square Garden Sports Corp. — Class A*	310	46,810
SeaWorld Entertainment, Inc.*	1,050	46,389
Six Flags Entertainment Corp.*	1,673	36,304
Cinemark Holdings, Inc.*	2,181	32,759
Total Entertainment		958,022
Lodging - 10.0%
Marriott International, Inc. — Class A	1,143	155,459
Hilton Worldwide Holdings, Inc.	1,183	131,834
Las Vegas Sands Corp.*	3,819	128,280
MGM Resorts International	3,061	88,616
Hyatt Hotels Corp. — Class A*	918	67,849
Wynn Resorts Ltd.*	1,123	63,989
Wyndham Hotels & Resorts, Inc.	907	59,608
Choice Hotels International, Inc.	527	58,829
Boyd Gaming Corp.	1,134	56,417
Hilton Grand Vacations, Inc.*	1,380	49,307
Travel + Leisure Co.	1,169	45,381
Total Lodging		905,569
Software - 8.0%
Activision Blizzard, Inc.	2,441	190,056
Electronic Arts, Inc.	1,101	133,937
ROBLOX Corp. — Class A*	3,817	125,427
Take-Two Interactive Software, Inc.*	838	102,680
NetEase, Inc. ADR	969	90,466
Bilibili, Inc. ADR*,1	3,109	79,590
Total Software		722,156
Leisure Time - 6.7%
Norwegian Cruise Line Holdings Ltd.*,1	7,816	86,914
Carnival Corp.*	8,861	76,648
Royal Caribbean Cruises Ltd.*	2,148	74,987
Planet Fitness, Inc. — Class A*	935	63,589
Polaris, Inc.	608	60,362
Brunswick Corp.	861	56,292
Harley-Davidson, Inc.	1,710	54,138
Callaway Golf Co.*	2,387	48,695
YETI Holdings, Inc.*	1,118	48,376
Peloton Interactive, Inc. — Class A*	4,587	42,109
Total Leisure Time		612,110

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Agriculture - 6.3%
Philip Morris International, Inc.	2,992	$295,430
Altria Group, Inc.	4,790	200,078
British American Tobacco plc ADR	1,759	75,479
Total Agriculture		570,987
Beverages - 5.6%
Constellation Brands, Inc. — Class A	700	163,142
Brown-Forman Corp. — Class B	1,981	138,987
Molson Coors Beverage Co. — Class B	1,563	85,199
Anheuser-Busch InBev S.A. ADR	1,355	73,102
Boston Beer Company, Inc. — Class A*	155	46,961
Total Beverages		507,391
Toys, Games & Hobbies - 1.7%
Hasbro, Inc.	1,006	82,371
Mattel, Inc.*	3,094	69,089
Total Toys, Games & Hobbies		151,460
Food Service - 0.8%
Aramark	2,288	70,081
Total Common Stocks
(Cost $7,825,385)		9,029,391

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 1.0%

J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$49,116	49,116
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	19,128	19,128
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	18,938	18,938
Total Repurchase Agreements
(Cost $87,182)		87,182

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 2.6%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[4]	235,385	235,385
Total Securities Lending Collateral
(Cost $235,385)		235,385
Total Investments - 103.1%
(Cost $8,147,952)		$9,351,958
Other Assets & Liabilities, net - (3.1)%		(278,945)
Total Net Assets - 100.0%		$9,073,013

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at June 30, 2022 — See Note 5.
2	Repurchase Agreements — See Note 4.
3	Securities lending collateral — See Note 5.
4	Rate indicated is the 7-day yield as of June 30, 2022.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,029,391	$—	$—	$9,029,391
Repurchase Agreements	—	87,182	—	87,182
Securities Lending Collateral	235,385	—	—	235,385
Total Assets	$9,264,776	$87,182	$—	$9,351,958

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 89.2%
Consumer, Non-cyclical - 23.8%
Procter & Gamble Co.	991	$142,496
Bristol-Myers Squibb Co.[1]	1,733	133,441
Conagra Brands, Inc.[1]	3,754	128,537
Vertex Pharmaceuticals, Inc.*,1	453	127,651
Kimberly-Clark Corp.	941	127,176
Abbott Laboratories[1]	1,161	126,143
Church & Dwight Company, Inc.	1,318	122,126
AmerisourceBergen Corp. — Class A	821	116,155
AbbVie, Inc.[1]	752	115,176
Constellation Brands, Inc. — Class A	493	114,898
John B Sanfilippo & Son, Inc.[1]	1,569	113,737
Merck & Company, Inc.[1]	1,205	109,860
Baxter International, Inc.[1]	1,706	109,576
Danaher Corp.	420	106,479
Kellogg Co.	1,423	101,517
Perdoceo Education Corp.*	8,433	99,341
Tyson Foods, Inc. — Class A1	1,115	95,957
Amgen, Inc.	369	89,778
Regeneron Pharmaceuticals, Inc.*,1	143	84,532
Prestige Consumer Healthcare, Inc.*	1,430	84,084
Mondelez International, Inc. — Class A	1,305	81,027
Waters Corp.*	234	77,449
Keurig Dr Pepper, Inc.[1]	2,102	74,390
Hologic, Inc.*,1	1,032	71,518
Edwards Lifesciences Corp.*	725	68,940
FleetCor Technologies, Inc.*	295	61,982
Centene Corp.*	723	61,173
Ingredion, Inc.	656	57,833
Eagle Pharmaceuticals, Inc.*	1,268	56,337
Supernus Pharmaceuticals, Inc.*,1	1,907	55,151
Royalty Pharma plc — Class A	1,279	53,769
Innoviva, Inc.*,1	3,333	49,195
CVS Health Corp.	529	49,017
Pfizer, Inc.	927	48,603
USANA Health Sciences, Inc.*,1	654	47,323
Avery Dennison Corp.	289	46,781
Thermo Fisher Scientific, Inc.	79	42,919
Molson Coors Beverage Co. — Class B1	739	40,283
Amphastar Pharmaceuticals, Inc.*	1,133	39,417
Jazz Pharmaceuticals plc*	227	35,414
Gilead Sciences, Inc.[1]	566	34,984
Archer-Daniels-Midland Co.	444	34,454
Vanda Pharmaceuticals, Inc.*,1	3,045	33,191
Horizon Therapeutics plc*	406	32,382
SpartanNash Co.	981	29,597
EVERTEC, Inc.[1]	741	27,328
AMN Healthcare Services, Inc.*	236	25,892
Globus Medical, Inc. — Class A*	420	23,579
Halozyme Therapeutics, Inc.*	527	23,188
Laboratory Corporation of America Holdings	98	22,967
Total Consumer, Non-cyclical		3,654,743
Financial - 16.6%
Global Net Lease, Inc. REIT[1]	8,360	118,378
Banner Corp.[1]	2,064	116,017
Northwest Bancshares, Inc.	9,039	115,699
S&T Bancorp, Inc.	4,187	114,849
Preferred Bank/Los Angeles CA	1,650	112,233
National Bank Holdings Corp. — Class A	2,754	105,396
Enstar Group Ltd.*,1	454	97,147
Essent Group Ltd.	2,402	93,438
Weyerhaeuser Co. REIT	2,692	89,159
Corporate Office Properties Trust REIT[1]	3,302	86,479
Eagle Bancorp, Inc.	1,778	84,295
AMERISAFE, Inc.[1]	1,496	77,807
MGIC Investment Corp.	6,094	76,784
Kilroy Realty Corp. REIT	1,123	58,767
Safety Insurance Group, Inc.	585	56,803
BankUnited, Inc.	1,596	56,770
Meta Financial Group, Inc.	1,444	55,840
Encore Capital Group, Inc.*	957	55,286
Fidelity National Financial, Inc.	1,484	54,849
Stewart Information Services Corp.[1]	1,090	54,227
PotlatchDeltic Corp. REIT	1,212	53,558
Vornado Realty Trust REIT	1,838	52,549
Radian Group, Inc.[1]	2,641	51,896
SL Green Realty Corp. REIT	1,057	48,781
Central Pacific Financial Corp.[1]	2,057	44,123
Interactive Brokers Group, Inc. — Class A	797	43,843
Office Properties Income Trust REIT	2,197	43,830
Piper Sandler Cos.	375	42,510
United Bankshares, Inc.[1]	1,205	42,259
EPR Properties REIT	895	42,002
PennyMac Financial Services, Inc.	868	37,940
Lincoln National Corp.	789	36,902
NMI Holdings, Inc. — Class A*	2,088	34,765
OneMain Holdings, Inc.	926	34,614
Citigroup, Inc.	737	33,895
Trustmark Corp.[1]	1,159	33,831
HomeStreet, Inc.	941	32,624
Bread Financial Holdings, Inc.	850	31,501
LTC Properties, Inc. REIT	783	30,059
Primerica, Inc.	233	27,888
Visa, Inc. — Class A	140	27,564
Reinsurance Group of America, Inc. — Class A	215	25,217
American Express Co.	156	21,625
Total Financial		2,553,999
Industrial - 11.5%
OSI Systems, Inc.*	1,398	119,445
Keysight Technologies, Inc.*	829	114,278
Vishay Intertechnology, Inc.[1]	5,897	105,084
Packaging Corporation of America	753	103,537
Vontier Corp.	4,378	100,650
Garmin Ltd.	1,004	98,643
Nordson Corp.	477	96,564
Standex International Corp.[1]	1,046	88,680

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 89.2% (continued)
Amcor plc	6,318	$78,533
Knowles Corp.*	4,529	78,487
Sturm Ruger & Company, Inc.[1]	1,229	78,226
Eagle Materials, Inc.	643	70,691
Energizer Holdings, Inc.[1]	2,186	61,973
Brady Corp. — Class A	1,290	60,940
Sealed Air Corp.	975	56,277
Werner Enterprises, Inc.[1]	1,354	52,183
Allegion plc	523	51,202
Fortune Brands Home & Security, Inc.	804	48,144
Snap-on, Inc.	217	42,756
Westinghouse Air Brake Technologies Corp.	441	36,197
Louisiana-Pacific Corp.[1]	620	32,494
Dorian LPG Ltd.[1]	1,943	29,534
Schneider National, Inc. — Class B	1,245	27,863
Sanmina Corp.*,1	622	25,334
Mueller Industries, Inc.[1]	467	24,886
Encore Wire Corp.	235	24,421
Insteel Industries, Inc.	705	23,738
Forward Air Corp.	249	22,898
Atlas Air Worldwide Holdings, Inc.*	336	20,735
Total Industrial		1,774,393
Technology - 9.2%
Apple, Inc.[1]	1,007	137,677
Genpact Ltd.	2,674	113,271
NetApp, Inc.[1]	1,713	111,756
CSG Systems International, Inc.[1]	1,809	107,961
Cirrus Logic, Inc.*	1,465	106,271
Microsoft Corp.[1]	400	102,732
Semtech Corp.*	1,431	78,662
Oracle Corp.[1]	1,028	71,826
Micron Technology, Inc.[1]	1,259	69,597
Cadence Design Systems, Inc.*	444	66,613
Qorvo, Inc.*,1	510	48,103
Salesforce, Inc.*	279	46,046
Xperi Holding Corp.	3,034	43,781
Rambus, Inc.*,1	2,024	43,496
QUALCOMM, Inc.	316	40,366
International Business Machines Corp.	256	36,144
NetScout Systems, Inc.*	995	33,681
Lumentum Holdings, Inc.*	376	29,862
NXP Semiconductor N.V.	189	27,978
Lam Research Corp.	61	25,995
Applied Materials, Inc.	267	24,292
Accenture plc — Class A	79	21,934
Concentrix Corp.	149	20,211
Total Technology		1,408,255
Utilities - 8.5%
Southern Co.	1,676	119,516
Xcel Energy, Inc.	1,642	116,188
NorthWestern Corp.	1,966	115,856
OGE Energy Corp.	2,940	113,366
MGE Energy, Inc.[1]	1,406	109,429
National Fuel Gas Co.[1]	1,608	106,208
IDACORP, Inc.[1]	991	104,967
Chesapeake Utilities Corp.[1]	789	102,215
PPL Corp.[1]	3,135	85,053
Otter Tail Corp.[1]	1,156	77,602
WEC Energy Group, Inc.	662	66,624
Portland General Electric Co.[1]	1,337	64,617
Hawaiian Electric Industries, Inc.[1]	1,309	53,538
UGI Corp.[1]	871	33,629
California Water Service Group[1]	565	31,386
Total Utilities		1,300,194
Communications - 5.1%
Verizon Communications, Inc.[1]	2,637	133,828
Alphabet, Inc. — Class C*,1	55	120,310
InterDigital, Inc.[1]	1,814	110,291
Meta Platforms, Inc. — Class A*,1	566	91,267
T-Mobile US, Inc.*,1	623	83,818
Gogo, Inc.*,1	2,957	47,874
Viavi Solutions, Inc.*,1	3,318	43,897
Amazon.com, Inc.*	375	39,829
Juniper Networks, Inc.	1,316	37,506
Comcast Corp. — Class A	924	36,258
NETGEAR, Inc.*	1,227	22,724
Fox Corp. — Class A	701	22,544
Total Communications		790,146
Consumer, Cyclical - 5.1%
MSC Industrial Direct Company, Inc. — Class A	1,220	91,634
Whirlpool Corp.	564	87,347
Lowe's Companies, Inc.[1]	499	87,160
Columbia Sportswear Co.[1]	821	58,767
Choice Hotels International, Inc.	475	53,024
Walgreens Boots Alliance, Inc.	1,370	51,923
Methode Electronics, Inc.	1,370	50,745
Home Depot, Inc.	185	50,740
Allison Transmission Holdings, Inc.[1]	1,241	47,716
NIKE, Inc. — Class B1	382	39,041
Alaska Air Group, Inc.*	833	33,362
Tesla, Inc.*,1	42	28,284
YETI Holdings, Inc.*	624	27,000
Tri Pointe Homes, Inc.*,1	1,555	26,233
Thor Industries, Inc.[1,2]	328	24,512
Winnebago Industries, Inc.	497	24,134
Total Consumer, Cyclical		781,622
Basic Materials - 5.0%
Minerals Technologies, Inc.	1,757	107,774
International Paper Co.[1]	2,557	106,959
HB Fuller Co.	1,649	99,286
Dow, Inc.[1]	1,851	95,530
LyondellBasell Industries N.V. — Class A	1,091	95,419
Southern Copper Corp.[1]	984	49,013
Westlake Corp.	482	47,246
Balchem Corp.	362	46,966
Huntsman Corp.	1,384	39,237
NewMarket Corp.	109	32,805
Ingevity Corp.*	510	32,201
AdvanSix, Inc.	509	17,021
Total Basic Materials		769,457

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 89.2% (continued)
Energy - 4.4%
Exxon Mobil Corp.[1]	1,457	$124,777
Williams Companies, Inc.	3,291	102,712
Chevron Corp.	640	92,659
Kinder Morgan, Inc.[1]	3,753	62,900
Targa Resources Corp.[1]	710	42,366
Valero Energy Corp.[1]	360	38,261
Antero Midstream Corp.[1]	4,205	38,055
Equitrans Midstream Corp.[1]	5,086	32,347
DT Midstream, Inc.	646	31,667
ONEOK, Inc.	521	28,916
SunCoke Energy, Inc.[1]	3,975	27,070
Phillips 66	326	26,729
Occidental Petroleum Corp.	423	24,906
Total Energy		673,365
Total Common Stocks
(Cost $14,464,524)		13,706,174

MONEY MARKET FUND† - 3.1%
Invesco Short-Term Investments Trust Treasury Obligations Portfolio — Institutional Class, 0.00%[3]	475,887	475,887
Total Money Market Fund
(Cost $475,887)		475,887

SECURITIES LENDING COLLATERAL†,4 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[3]	9,797	9,797
Total Securities Lending Collateral
(Cost $9,797)		9,797
Total Investments - 92.4%
(Cost $14,950,208)		$14,191,858
Other Assets & Liabilities, net - 7.6%		1,168,930
Total Net Assets - 100.0%		$15,360,788

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	1.98% (Federal Funds Rate + 0.40%)	At Maturity	03/27/24	$6,986,429	$(433,683)

Goldman Sachs International	GS Equity Custom Basket	Pay	2.03% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	6,986,419	(441,163)

						$13,972,848	$(874,846)
OTC Custom Basket Swap Agreements Sold Short††
Goldman Sachs International	GS Equity Custom Basket	Receive	1.38% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	$7,597,509	$967,520
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	1.28% (Federal Funds Rate - 0.30%)	At Maturity	03/27/24	7,585,352	957,824
						$15,182,861	$1,925,344

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
Bristol-Myers Squibb Co.	884	0.97%	$13,313
AbbVie, Inc.	383	0.84%	12,349
Vertex Pharmaceuticals, Inc.	231	0.93%	9,429
Amphastar Pharmaceuticals, Inc.	578	0.29%	8,806
Merck & Company, Inc.	614	0.80%	7,285
Prestige Consumer Healthcare, Inc.	729	0.61%	6,683
Molson Coors Beverage Co. — Class B	377	0.29%	6,076
Waters Corp.	119	0.56%	5,062
Perdoceo Education Corp.	4,301	0.73%	4,132
Church & Dwight Company, Inc.	672	0.89%	3,136
Royalty Pharma plc — Class A	652	0.39%	2,113
Innoviva, Inc.	1,700	0.36%	2,105
Kellogg Co.	726	0.74%	1,530
Regeneron Pharmaceuticals, Inc.	73	0.62%	972
AMN Healthcare Services, Inc.	120	0.19%	918
Eagle Pharmaceuticals, Inc.	646	0.41%	667
Supernus Pharmaceuticals, Inc.	972	0.40%	615
Centene Corp.	369	0.45%	600
Pfizer, Inc.	473	0.35%	547
Jazz Pharmaceuticals plc	115	0.26%	428
Hologic, Inc.	526	0.52%	(251)
Kimberly-Clark Corp.	480	0.93%	(362)
Amgen, Inc.	188	0.65%	(453)
Thermo Fisher Scientific, Inc.	40	0.31%	(467)
Gilead Sciences, Inc.	289	0.26%	(651)
Danaher Corp.	214	0.78%	(652)
Halozyme Therapeutics, Inc.	269	0.17%	(679)
Globus Medical, Inc. — Class A	214	0.17%	(1,202)
Mondelez International, Inc. — Class A	666	0.59%	(1,255)
Avery Dennison Corp.	147	0.34%	(1,513)
Keurig Dr Pepper, Inc.	1,072	0.54%	(1,580)
Conagra Brands, Inc.	1,914	0.94%	(1,591)
Ingredion, Inc.	334	0.42%	(1,678)
CVS Health Corp.	269	0.36%	(1,777)
SpartanNash Co.	500	0.22%	(1,937)
Laboratory Corporation of America Holdings	50	0.17%	(2,034)
Edwards Lifesciences Corp.	370	0.50%	(2,045)
Tyson Foods, Inc. — Class A	569	0.70%	(2,161)
AmerisourceBergen Corp. — Class A	419	0.85%	(2,411)
Archer-Daniels-Midland Co.	226	0.25%	(2,588)
EVERTEC, Inc.	378	0.20%	(2,944)
Constellation Brands, Inc. — Class A	251	0.84%	(4,052)
Procter & Gamble Co.	505	1.04%	(5,328)
FleetCor Technologies, Inc.	150	0.45%	(5,648)
Horizon Therapeutics plc	207	0.24%	(6,604)
USANA Health Sciences, Inc.	333	0.34%	(7,408)
Abbott Laboratories	592	0.92%	(7,584)
Vanda Pharmaceuticals, Inc.	1,553	0.24%	(7,599)
John B Sanfilippo & Son, Inc.	800	0.83%	(9,886)
Baxter International, Inc.	870	0.80%	(13,271)
Total Consumer, Non-cyclical			(10,845)
Basic Materials
Ingevity Corp.	260	0.23%	(20)
NewMarket Corp.	55	0.24%	(732)
Balchem Corp.	185	0.34%	(816)
Westlake Corp.	246	0.35%	(2,580)
AdvanSix, Inc.	260	0.12%	(3,649)
Minerals Technologies, Inc.	896	0.79%	(3,839)
Dow, Inc.	944	0.70%	(4,969)
HB Fuller Co.	841	0.72%	(5,358)
Huntsman Corp.	706	0.29%	(5,472)
International Paper Co.	1,304	0.78%	(8,015)
LyondellBasell Industries N.V. — Class A	556	0.70%	(8,161)
Southern Copper Corp.	502	0.36%	(12,008)
Total Basic Materials			(55,619)
Consumer, Cyclical
Allison Transmission Holdings, Inc.	633	0.35%	1,419
Winnebago Industries, Inc.	253	0.18%	(236)
Thor Industries, Inc.	167	0.18%	(367)
YETI Holdings, Inc.	318	0.20%	(1,149)
Tri Pointe Homes, Inc.	793	0.19%	(1,911)
Home Depot, Inc.	94	0.37%	(2,219)
Tesla, Inc.	21	0.20%	(3,625)
Methode Electronics, Inc.	698	0.37%	(4,190)
MSC Industrial Direct Company, Inc. — Class A	622	0.67%	(4,290)
Alaska Air Group, Inc.	425	0.24%	(4,420)
Choice Hotels International, Inc.	242	0.39%	(4,462)
NIKE, Inc. — Class B	195	0.29%	(4,792)
Walgreens Boots Alliance, Inc.	698	0.38%	(4,947)
Columbia Sportswear Co.	418	0.43%	(7,276)
Lowe's Companies, Inc.	254	0.64%	(8,097)
Whirlpool Corp.	288	0.64%	(10,327)
Total Consumer, Cyclical			(60,889)
Financial
Safety Insurance Group, Inc.	298	0.41%	5,534
LTC Properties, Inc.	399	0.22%	2,483
Northwest Bancshares, Inc.	4,610	0.84%	2,476
Banner Corp.	1,053	0.85%	1,261
United Bankshares, Inc.	615	0.31%	154

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Preferred Bank/Los Angeles CA	841	0.82%	$(211)
Primerica, Inc.	118	0.20%	(743)
Global Net Lease, Inc.	4,264	0.86%	(749)
Reinsurance Group of America, Inc. — Class A	109	0.18%	(894)
Trustmark Corp.	591	0.25%	(927)
Office Properties Income Trust	1,120	0.32%	(1,122)
Visa, Inc. — Class A	71	0.20%	(1,189)
Corporate Office Properties Trust	1,684	0.63%	(1,197)
EPR Properties	456	0.31%	(1,490)
PennyMac Financial Services, Inc.	443	0.28%	(1,614)
S&T Bancorp, Inc.	2,135	0.84%	(1,772)
Encore Capital Group, Inc.	488	0.40%	(1,872)
NMI Holdings, Inc. — Class A	1,065	0.25%	(2,186)
American Express Co.	80	0.16%	(2,336)
Kilroy Realty Corp.	572	0.43%	(3,277)
AMERISAFE, Inc.	763	0.57%	(3,443)
Enstar Group Ltd.	231	0.71%	(3,561)
Radian Group, Inc.	1,347	0.38%	(3,564)
Citigroup, Inc.	376	0.25%	(3,607)
Piper Sandler Cos.	191	0.31%	(3,728)
Fidelity National Financial, Inc.	757	0.40%	(3,856)
Lincoln National Corp.	402	0.27%	(4,032)
Vornado Realty Trust	937	0.38%	(4,037)
Interactive Brokers Group, Inc. — Class A	406	0.32%	(4,844)
MGIC Investment Corp.	3,108	0.56%	(5,079)
BankUnited, Inc.	814	0.41%	(5,314)
Stewart Information Services Corp.	556	0.40%	(5,415)
National Bank Holdings Corp. — Class A	1,405	0.77%	(5,719)
Eagle Bancorp, Inc.	907	0.62%	(5,769)
Central Pacific Financial Corp.	1,049	0.32%	(5,819)
SL Green Realty Corp.	539	0.36%	(6,068)
PotlatchDeltic Corp.	618	0.39%	(6,095)
OneMain Holdings, Inc.	472	0.25%	(6,163)
HomeStreet, Inc.	480	0.24%	(6,705)
Essent Group Ltd.	1,225	0.68%	(7,118)
Bread Financial Holdings, Inc.	433	0.23%	(7,647)
Weyerhaeuser Co.	1,373	0.65%	(8,608)
Meta Financial Group, Inc.	736	0.41%	(12,259)
Total Financial			(138,121)
Communications
Alphabet, Inc. — Class C	28	0.88%	13,413
Viavi Solutions, Inc.	1,692	0.32%	1,757
T-Mobile US, Inc.	318	0.61%	367
Fox Corp. — Class A	357	0.16%	(1,099)
Juniper Networks, Inc.	671	0.27%	(1,382)
Comcast Corp. — Class A	471	0.26%	(1,869)
Amazon.com, Inc.	191	0.29%	(3,010)
Gogo, Inc.	1,508	0.35%	(3,051)
Verizon Communications, Inc.	1,345	0.98%	(3,258)
InterDigital, Inc.	925	0.80%	(4,849)
NETGEAR, Inc.	626	0.17%	(4,974)
Meta Platforms, Inc. — Class A	288	0.66%	(5,768)
Total Communications			(13,723)
Energy
Occidental Petroleum Corp.	215	0.18%	(1,077)
ONEOK, Inc.	266	0.21%	(2,562)
Phillips 66	166	0.19%	(2,756)
DT Midstream, Inc.	330	0.23%	(2,932)
Kinder Morgan, Inc.	1,914	0.46%	(3,773)
Antero Midstream Corp.	2,145	0.28%	(3,817)
SunCoke Energy, Inc.	2,028	0.20%	(4,135)
Equitrans Midstream Corp.	2,594	0.24%	(5,296)
Targa Resources Corp.	362	0.31%	(5,989)
Williams Companies, Inc.	1,679	0.75%	(6,887)
Valero Energy Corp.	183	0.28%	(7,303)
Exxon Mobil Corp.	743	0.91%	(9,659)
Chevron Corp.	326	0.68%	(10,380)
Total Energy			(66,566)
Technology
Apple, Inc.	513	1.00%	19,358
Microsoft Corp.	204	0.75%	18,928
CSG Systems International, Inc.	923	0.79%	12,522
NetScout Systems, Inc.	508	0.25%	1,372
Cadence Design Systems, Inc.	226	0.49%	466
NetApp, Inc.	873	0.82%	434
International Business Machines Corp.	130	0.26%	46
Rambus, Inc.	1,032	0.32%	(385)
Accenture plc — Class A	40	0.16%	(683)
Lumentum Holdings, Inc.	191	0.22%	(1,599)
Concentrix Corp.	76	0.15%	(1,765)
QUALCOMM, Inc.	161	0.29%	(1,852)
Lam Research Corp.	31	0.19%	(2,208)
NXP Semiconductor N.V.	96	0.20%	(2,827)
Applied Materials, Inc.	136	0.18%	(3,126)
Salesforce, Inc.	142	0.34%	(3,409)
Genpact Ltd.	1,364	0.83%	(3,537)
Oracle Corp.	524	0.52%	(4,024)
Semtech Corp.	729	0.57%	(4,542)
Qorvo, Inc.	260	0.35%	(5,195)
Cirrus Logic, Inc.	747	0.78%	(7,129)
Xperi Holding Corp.	1,547	0.32%	(7,339)
Micron Technology, Inc.	642	0.51%	(11,844)
Total Technology			(8,338)
Industrial
OSI Systems, Inc.	713	0.87%	4,033
Mueller Industries, Inc.	238	0.18%	2,571
Dorian LPG Ltd.	991	0.22%	2,478
Amcor plc	3,223	0.57%	1,800
Sanmina Corp.	317	0.18%	694
Schneider National, Inc. — Class B	635	0.20%	550
Werner Enterprises, Inc.	690	0.38%	358
Brady Corp. — Class A	658	0.44%	(664)
Forward Air Corp.	127	0.17%	(1,027)
Insteel Industries, Inc.	359	0.17%	(1,568)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Atlas Air Worldwide Holdings, Inc.	171	0.15%	$(1,727)
Energizer Holdings, Inc.	1,115	0.45%	(1,744)
Allegion plc	266	0.37%	(2,470)
Westinghouse Air Brake Technologies Corp.	225	0.26%	(2,655)
Snap-on, Inc.	110	0.31%	(2,792)
Garmin Ltd.	512	0.72%	(2,818)
Louisiana-Pacific Corp.	316	0.24%	(3,568)
Fortune Brands Home & Security, Inc.	410	0.35%	(3,825)
Sealed Air Corp.	497	0.41%	(3,988)
Sturm Ruger & Company, Inc.	626	0.57%	(4,187)
Vishay Intertechnology, Inc.	3,008	0.77%	(4,339)
Nordson Corp.	243	0.70%	(4,358)
Knowles Corp.	2,310	0.57%	(4,694)
Encore Wire Corp.	120	0.18%	(4,852)
Eagle Materials, Inc.	328	0.52%	(5,073)
Standex International Corp.	533	0.65%	(5,481)
Keysight Technologies, Inc.	423	0.83%	(6,200)
Packaging Corporation of America	384	0.76%	(6,598)
Vontier Corp.	2,233	0.73%	(12,202)
Total Industrial			(74,346)
Utilities
IDACORP, Inc.	505	0.74%	3,756
Chesapeake Utilities Corp.	402	0.75%	2,947
Otter Tail Corp.	590	0.57%	2,494
MGE Energy, Inc.	717	0.80%	1,030
Portland General Electric Co.	682	0.47%	(746)
WEC Energy Group, Inc.	337	0.49%	(964)
National Fuel Gas Co.	820	0.78%	(1,167)
California Water Service Group	288	0.23%	(1,829)
Hawaiian Electric Industries, Inc.	668	0.39%	(1,834)
NorthWestern Corp.	1,003	0.85%	(1,955)
UGI Corp.	444	0.25%	(2,379)
Xcel Energy, Inc.	837	0.85%	(2,389)
Southern Co.	855	0.87%	(2,493)
PPL Corp.	1,599	0.62%	(3,584)
OGE Energy Corp.	1,500	0.83%	(3,603)
Total Utilities			(12,716)
Total GS Equity Long Custom Basket			$(441,163)

GS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
ASGN, Inc.	865	(1.03)%	25,966
Equifax, Inc.	443	(1.07)%	21,773
CoStar Group, Inc.	1,943	(1.54)%	19,516
TransUnion	520	(0.55)%	17,051
Cintas Corp.	298	(1.47)%	14,416
Verisk Analytics, Inc. — Class A	380	(0.87)%	12,982
Universal Health Services, Inc. — Class B	456	(0.60)%	9,041
Dun & Bradstreet Holdings, Inc.	2,161	(0.43)%	8,439
Cal-Maine Foods, Inc.	1,290	(0.84)%	7,816
Intuitive Surgical, Inc.	235	(0.62)%	4,615
ManpowerGroup, Inc.	271	(0.27)%	3,922
ABM Industries, Inc.	707	(0.40)%	3,355
Viad Corp.	957	(0.35)%	2,418
Driven Brands Holdings, Inc.	2,524	(0.91)%	2,197
Quanta Services, Inc.	376	(0.62)%	2,179
Acadia Healthcare Company, Inc.	791	(0.70)%	1,922
Mister Car Wash, Inc.	992	(0.14)%	1,419
Patterson Companies, Inc.	1,613	(0.64)%	480
Coca-Cola Co.	1,665	(1.38)%	315
Lamb Weston Holdings, Inc.	693	(0.65)%	(5,976)
Total Consumer, Non-cyclical			153,846
Financial
State Street Corp.	1,630	(1.32)%	33,297
Park Hotels & Resorts, Inc.	5,447	(0.97)%	32,403
Outfront Media, Inc.	3,871	(0.86)%	28,983
Howard Hughes Corp.	1,216	(1.09)%	24,353
Western Alliance Bancorporation	849	(0.79)%	23,694
Signature Bank	232	(0.55)%	22,752
Kite Realty Group Trust	5,008	(1.14)%	21,803
RLJ Lodging Trust	7,034	(1.02)%	21,168
Equitable Holdings, Inc.	3,188	(1.09)%	20,412
Kennedy-Wilson Holdings, Inc.	5,364	(1.34)%	19,276
Equinix, Inc.	117	(1.01)%	17,901
Safehold, Inc.	1,025	(0.48)%	17,437
Bank of America Corp.	1,894	(0.78)%	16,313
Invitation Homes, Inc.	2,639	(1.24)%	15,835
Alexandria Real Estate Equities, Inc.	263	(0.50)%	15,192
Ares Management Corp. — Class A	692	(0.52)%	15,096
BOK Financial Corp.	382	(0.38)%	14,627
Morgan Stanley	1,844	(1.85)%	14,047
Northern Trust Corp.	794	(1.01)%	12,757
Americold Realty Trust, Inc.	2,023	(0.80)%	12,314
KKR & Company, Inc. — Class A	1,120	(0.68)%	11,450
Crown Castle International Corp.	470	(1.04)%	10,656
Ryman Hospitality Properties, Inc.	819	(0.82)%	10,494
Wells Fargo & Co.	1,780	(0.92)%	9,136
Xenia Hotels & Resorts, Inc.	2,859	(0.55)%	8,341
Host Hotels & Resorts, Inc.	4,972	(1.03)%	8,212
Sunstone Hotel Investors, Inc.	4,382	(0.57)%	7,873
SBA Communications Corp.	186	(0.78)%	7,641
Sun Communities, Inc.	635	(1.33)%	7,067
Fulton Financial Corp.	6,472	(1.23)%	6,741
Regions Financial Corp.	3,325	(0.82)%	6,679

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares		Value and Unrealized Appreciation (Depreciation)
Raymond James Financial, Inc.	809	(0.95)%	$5,975
Welltower, Inc.	1,120	(1.21)%	5,309
EastGroup Properties, Inc.	437	(0.89)%	5,069
JPMorgan Chase & Co.	271	(0.40)%	4,292
Equity LifeStyle Properties, Inc.	1,166	(1.08)%	3,599
Popular, Inc.	626	(0.63)%	3,369
Assured Guaranty Ltd.	892	(0.66)%	3,283
UMB Financial Corp.	676	(0.77)%	3,246
SLM Corp.	2,772	(0.58)%	3,119
Rayonier, Inc.	717	(0.35)%	2,308
Public Storage	79	(0.33)%	2,099
Camden Property Trust	301	(0.53)%	1,775
Extra Space Storage, Inc.	287	(0.64)%	1,549
Digital Realty Trust, Inc.	277	(0.47)%	1,301
AvalonBay Communities, Inc.	174	(0.44)%	1,214
Iron Mountain, Inc.	1,621	(1.04)%	749
UDR, Inc.	832	(0.50)%	553
Arthur J Gallagher & Co.	317	(0.68)%	(351)
American Tower Corp. — Class A	385	(1.30)%	(2,877)
Total Financial			539,531
Consumer, Cyclical
MillerKnoll, Inc.	2,450	(0.85)%	26,250
Caesars Entertainment, Inc.	792	(0.40)%	24,177
American Airlines Group, Inc.	3,187	(0.53)%	16,245
Copart, Inc.	603	(0.86)%	14,321
Wyndham Hotels & Resorts, Inc.	871	(0.75)%	12,568
Hilton Worldwide Holdings, Inc.	345	(0.51)%	12,066
Floor & Decor Holdings, Inc. — Class A	409	(0.34)%	4,914
WESCO International, Inc.	328	(0.46)%	3,948
CarMax, Inc.	315	(0.38)%	3,714
Las Vegas Sands Corp.	1,266	(0.56)%	2,836
Lululemon Athletica, Inc.	81	(0.29)%	2,422
IAA, Inc.	1,059	(0.46)%	2,086
Lear Corp.	187	(0.31)%	498
Healthcare Services Group, Inc.	2,932	(0.67)%	(1,134)
Total Consumer, Cyclical			124,911
Technology
ZoomInfo Technologies, Inc. — Class A	602	(0.26)%	12,415
ANSYS, Inc.	203	(0.64)%	4,197
Broadridge Financial Solutions, Inc.	822	(1.54)%	2,604
Duolingo, Inc.	126	(0.15)%	1,699
KBR, Inc.	540	(0.34)%	(2,780)
Veeva Systems, Inc. — Class A	288	(0.75)%	(6,117)
Total Technology			12,018
Utilities
Edison International	1,719	(1.43)%	11,109
Public Service Enterprise Group, Inc.	1,742	(1.45)%	7,686
Entergy Corp.	997	(1.48)%	5,909
New Jersey Resources Corp.	1,584	(0.93)%	3,291
NextEra Energy, Inc.	516	(0.53)%	918
ONE Gas, Inc.	1,093	(1.17)%	(4,187)
Spire, Inc.	1,126	(1.10)%	(5,887)
Atmos Energy Corp.	876	(1.29)%	(9,053)
Total Utilities			9,786
Energy
Helmerich & Payne, Inc.	1,034	(0.59)%	6,120
Patterson-UTI Energy, Inc.	3,853	(0.80)%	5,755
Hess Corp.	398	(0.55)%	4,824
Baker Hughes Co.	1,201	(0.46)%	3,634
NOV, Inc.	2,435	(0.54)%	(8,046)
Halliburton Co.	2,819	(1.16)%	(23,873)
Total Energy			(11,586)
Industrial
Stericycle, Inc.	2,281	(1.32)%	50,460
Stanley Black & Decker, Inc.	613	(0.85)%	20,520
Teledyne Technologies, Inc.	137	(0.68)%	14,521
Jacobs Engineering Group, Inc.	881	(1.47)%	11,244
Trimble, Inc.	803	(0.62)%	11,199
Johnson Controls International plc	598	(0.38)%	9,294
EnerSys	830	(0.64)%	7,800
TD SYNNEX Corp.	668	(0.80)%	6,856
Illinois Tool Works, Inc.	238	(0.57)%	6,022
Deere & Co.	100	(0.39)%	5,943
Waste Management, Inc.	740	(1.49)%	4,468
GATX Corp.	318	(0.39)%	4,314
Rockwell Automation, Inc.	201	(0.53)%	3,449
Union Pacific Corp.	193	(0.54)%	1,679
Coherent, Inc.	154	(0.54)%	431
Howmet Aerospace, Inc.	2,420	(1.00)%	339
Carlisle Companies, Inc.	168	(0.53)%	(247)
TransDigm Group, Inc.	87	(0.61)%	(639)
Exponent, Inc.	555	(0.67)%	(941)
Tetra Tech, Inc.	616	(1.11)%	(9,030)
Republic Services, Inc. — Class A	891	(1.55)%	(9,815)
Casella Waste Systems, Inc. — Class A	1,006	(0.96)%	(9,871)
Total Industrial			127,996
Communications
Uber Technologies, Inc.	1,050	(0.28)%	5,529
Walt Disney Co.	407	(0.51)%	5,489
Total Communications			11,018
Total GS Equity Short Custom Basket			$967,520

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
Bristol-Myers Squibb Co.	884	0.94%	$13,297
AbbVie, Inc.	383	0.84%	12,341
Vertex Pharmaceuticals, Inc.	231	0.93%	9,523
Amphastar Pharmaceuticals, Inc.	578	0.29%	8,814
Merck & Company, Inc.	614	0.80%	7,293
Prestige Consumer Healthcare, Inc.	729	0.61%	6,697
Molson Coors Beverage Co. — Class B	377	0.29%	6,115
Waters Corp.	119	0.56%	5,051
Perdoceo Education Corp.	4,301	0.73%	4,189
Church & Dwight Company, Inc.	672	0.89%	3,200
Innoviva, Inc.	1,700	0.36%	2,221
Royalty Pharma plc — Class A	652	0.39%	2,104
Kellogg Co.	726	0.74%	1,604
Regeneron Pharmaceuticals, Inc.	73	0.62%	961
AMN Healthcare Services, Inc.	120	0.19%	929
Eagle Pharmaceuticals, Inc.	646	0.41%	807
Centene Corp.	369	0.45%	725
Pfizer, Inc.	473	0.35%	616
Supernus Pharmaceuticals, Inc.	972	0.40%	600
Jazz Pharmaceuticals plc	115	0.26%	465
Hologic, Inc.	526	0.52%	(288)
Amgen, Inc.	188	0.65%	(366)
Kimberly-Clark Corp.	480	0.93%	(391)
Thermo Fisher Scientific, Inc.	40	0.31%	(393)
Gilead Sciences, Inc.	289	0.26%	(662)
Halozyme Therapeutics, Inc.	269	0.17%	(676)
Danaher Corp.	214	0.78%	(722)
Mondelez International, Inc. — Class A	666	0.59%	(1,205)
Globus Medical, Inc. — Class A	214	0.17%	(1,216)
Avery Dennison Corp.	147	0.34%	(1,538)
Keurig Dr Pepper, Inc.	1,072	0.54%	(1,569)
Conagra Brands, Inc.	1,914	0.94%	(1,652)
Ingredion, Inc.	334	0.42%	(1,698)
CVS Health Corp.	269	0.36%	(1,787)
SpartanNash Co.	500	0.22%	(1,994)
Laboratory Corporation of America Holdings	50	0.17%	(2,057)
Edwards Lifesciences Corp.	370	0.50%	(2,108)
AmerisourceBergen Corp. — Class A	419	0.85%	(2,176)
Tyson Foods, Inc. — Class A	569	0.70%	(2,222)
Archer-Daniels-Midland Co.	226	0.25%	(2,506)
EVERTEC, Inc.	378	0.20%	(2,923)
Constellation Brands, Inc. — Class A	251	0.84%	(4,062)
Procter & Gamble Co.	505	1.04%	(5,369)
FleetCor Technologies, Inc.	150	0.45%	(5,629)
Horizon Therapeutics plc	207	0.24%	(6,608)
USANA Health Sciences, Inc.	333	0.34%	(7,391)
Abbott Laboratories	592	0.92%	(7,452)
Vanda Pharmaceuticals, Inc.	1,553	0.24%	(7,585)
John B Sanfilippo & Son, Inc.	800	0.83%	(9,931)
Baxter International, Inc.	870	0.80%	(13,262)
Total Consumer, Non-cyclical			(9,886)
Basic Materials
Ingevity Corp.	260	0.23%	41
NewMarket Corp.	55	0.24%	(760)
Balchem Corp.	185	0.34%	(839)
Westlake Corp.	246	0.35%	(2,492)
AdvanSix, Inc.	260	0.12%	(3,598)
Minerals Technologies, Inc.	896	0.79%	(3,943)
Dow, Inc.	944	0.70%	(4,964)
HB Fuller Co.	841	0.72%	(5,239)
Huntsman Corp.	706	0.29%	(5,341)
International Paper Co.	1,304	0.78%	(7,966)
LyondellBasell Industries N.V. — Class A	556	0.70%	(8,091)
Southern Copper Corp.	502	0.36%	(12,011)
Total Basic Materials			(55,203)
Consumer, Cyclical
Allison Transmission Holdings, Inc.	633	0.35%	1,462
Winnebago Industries, Inc.	253	0.18%	(210)
Thor Industries, Inc.	167	0.18%	(377)
YETI Holdings, Inc.	318	0.20%	(1,150)
Tri Pointe Homes, Inc.	793	0.19%	(1,872)
Home Depot, Inc.	94	0.37%	(2,116)
Tesla, Inc.	21	0.20%	(3,685)
MSC Industrial Direct Company, Inc. — Class A	622	0.67%	(4,149)
Methode Electronics, Inc.	698	0.37%	(4,171)
Alaska Air Group, Inc.	425	0.24%	(4,393)
Choice Hotels International, Inc.	242	0.39%	(4,498)
NIKE, Inc. — Class B	195	0.29%	(4,736)
Walgreens Boots Alliance, Inc.	698	0.38%	(4,878)
Columbia Sportswear Co.	418	0.43%	(7,169)
Lowe's Companies, Inc.	254	0.64%	(8,036)
Whirlpool Corp.	288	0.64%	(10,416)
Total Consumer, Cyclical			(60,394)
Financial
Safety Insurance Group, Inc.	298	0.41%	5,548
Northwest Bancshares, Inc.	4,610	0.84%	2,478
LTC Properties, Inc.	399	0.22%	2,450
Banner Corp.	1,053	0.85%	1,291
United Bankshares, Inc.	615	0.31%	185

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Preferred Bank/Los Angeles CA	841	0.82%	$(258)
Primerica, Inc.	118	0.20%	(774)
Global Net Lease, Inc.	4,264	0.86%	(811)
Reinsurance Group of America, Inc. — Class A	109	0.18%	(922)
Trustmark Corp.	591	0.25%	(933)
Corporate Office Properties Trust	1,684	0.63%	(1,081)
Office Properties Income Trust	1,120	0.32%	(1,155)
Visa, Inc. — Class A	71	0.20%	(1,158)
EPR Properties	456	0.31%	(1,472)
PennyMac Financial Services, Inc.	443	0.28%	(1,671)
S&T Bancorp, Inc.	2,135	0.84%	(1,727)
Encore Capital Group, Inc.	488	0.40%	(1,796)
NMI Holdings, Inc. — Class A	1,065	0.25%	(2,241)
American Express Co.	80	0.16%	(2,331)
Kilroy Realty Corp.	572	0.43%	(3,223)
AMERISAFE, Inc.	763	0.57%	(3,466)
Radian Group, Inc.	1,347	0.38%	(3,519)
Citigroup, Inc.	376	0.25%	(3,618)
Piper Sandler Cos.	191	0.31%	(3,726)
Fidelity National Financial, Inc.	757	0.40%	(3,783)
Vornado Realty Trust	937	0.38%	(3,970)
Lincoln National Corp.	402	0.27%	(4,025)
Enstar Group Ltd.	231	0.71%	(4,289)
Interactive Brokers Group, Inc. — Class A	406	0.32%	(4,819)
MGIC Investment Corp.	3,108	0.56%	(4,954)
BankUnited, Inc.	814	0.41%	(5,278)
Stewart Information Services Corp.	556	0.40%	(5,406)
Eagle Bancorp, Inc.	907	0.62%	(5,752)
Central Pacific Financial Corp.	1,049	0.32%	(5,796)
National Bank Holdings Corp. — Class A	1,405	0.77%	(5,878)
PotlatchDeltic Corp.	618	0.39%	(6,006)
SL Green Realty Corp.	539	0.36%	(6,024)
OneMain Holdings, Inc.	472	0.25%	(6,161)
HomeStreet, Inc.	480	0.24%	(6,719)
Essent Group Ltd.	1,225	0.68%	(7,098)
Bread Financial Holdings, Inc.	433	0.23%	(7,458)
Weyerhaeuser Co.	1,373	0.65%	(8,509)
Meta Financial Group, Inc.	736	0.41%	(12,181)
Total Financial			(138,036)
Communications
Alphabet, Inc. — Class C	28	0.88%	12,310
Viavi Solutions, Inc.	1,692	0.32%	1,926
T-Mobile US, Inc.	318	0.61%	415
Fox Corp. — Class A	357	0.16%	(1,034)
Juniper Networks, Inc.	671	0.27%	(1,292)
Comcast Corp. — Class A	471	0.26%	(1,749)
Gogo, Inc.	1,508	0.35%	(2,849)
Amazon.com, Inc.	191	0.29%	(2,975)
Verizon Communications, Inc.	1,345	0.98%	(3,269)
InterDigital, Inc.	925	0.80%	$(4,746)
NETGEAR, Inc.	626	0.17%	(4,902)
Meta Platforms, Inc. — Class A	288	0.66%	(5,853)
Total Communications			(14,018)
Energy
Occidental Petroleum Corp.	215	0.18%	(1,065)
ONEOK, Inc.	266	0.21%	(2,539)
Phillips 66	166	0.19%	(2,754)
DT Midstream, Inc.	330	0.23%	(2,845)
Kinder Morgan, Inc.	1,914	0.46%	(3,777)
Antero Midstream Corp.	2,145	0.28%	(3,819)
SunCoke Energy, Inc.	2,028	0.20%	(4,147)
Equitrans Midstream Corp.	2,594	0.24%	(5,067)
Targa Resources Corp.	362	0.31%	(5,978)
Williams Companies, Inc.	1,679	0.75%	(6,822)
Valero Energy Corp.	183	0.28%	(7,306)
Exxon Mobil Corp.	743	0.91%	(9,623)
Chevron Corp.	326	0.68%	(10,315)
Total Energy			(66,057)
Technology
Microsoft Corp.	204	0.75%	21,369
Apple, Inc.	513	1.00%	19,857
CSG Systems International, Inc.	923	0.79%	12,617
NetScout Systems, Inc.	508	0.25%	1,397
NetApp, Inc.	873	0.82%	471
Cadence Design Systems, Inc.	226	0.49%	445
International Business Machines Corp.	130	0.26%	48
Rambus, Inc.	1,032	0.32%	(392)
Accenture plc — Class A	40	0.16%	(680)
Lumentum Holdings, Inc.	191	0.22%	(1,637)
Concentrix Corp.	76	0.15%	(1,801)
QUALCOMM, Inc.	161	0.29%	(1,900)
Lam Research Corp.	31	0.19%	(2,137)
NXP Semiconductor N.V.	96	0.20%	(2,889)
Applied Materials, Inc.	136	0.18%	(2,988)
Salesforce, Inc.	142	0.34%	(3,382)
Genpact Ltd.	1,364	0.83%	(3,382)
Oracle Corp.	524	0.52%	(4,000)
Semtech Corp.	729	0.57%	(4,333)
Qorvo, Inc.	260	0.35%	(5,181)
Cirrus Logic, Inc.	747	0.78%	(6,940)
Xperi Holding Corp.	1,547	0.32%	(7,235)
Micron Technology, Inc.	642	0.51%	(11,790)
Total Technology			(4,463)
Industrial
OSI Systems, Inc.	713	0.87%	4,100
Mueller Industries, Inc.	238	0.18%	2,548
Dorian LPG Ltd.	991	0.22%	2,487
Amcor plc	3,223	0.57%	1,768
Sanmina Corp.	317	0.18%	687
Schneider National, Inc. — Class B	635	0.20%	541
Werner Enterprises, Inc.	690	0.38%	334
Brady Corp. — Class A	658	0.44%	(705)
Forward Air Corp.	127	0.17%	(1,004)
Energizer Holdings, Inc.	1,115	0.45%	(1,606)
Atlas Air Worldwide Holdings, Inc.	171	0.15%	(1,702)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Insteel Industries, Inc.	359	0.17%	$(1,786)
Allegion plc	266	0.37%	(2,432)
Westinghouse Air Brake Technologies Corp.	225	0.26%	(2,659)
Snap-on, Inc.	110	0.31%	(2,755)
Garmin Ltd.	512	0.72%	(2,899)
Louisiana-Pacific Corp.	316	0.24%	(3,553)
Fortune Brands Home & Security, Inc.	410	0.35%	(3,781)
Sealed Air Corp.	497	0.41%	(3,939)
Sturm Ruger & Company, Inc.	626	0.57%	(4,108)
Vishay Intertechnology, Inc.	3,008	0.77%	(4,257)
Nordson Corp.	243	0.70%	(4,275)
Knowles Corp.	2,310	0.57%	(4,808)
Encore Wire Corp.	120	0.18%	(4,842)
Eagle Materials, Inc.	328	0.52%	(5,062)
Standex International Corp.	533	0.65%	(5,347)
Keysight Technologies, Inc.	423	0.83%	(6,217)
Packaging Corporation of America	384	0.76%	(6,480)
Vontier Corp.	2,233	0.73%	(12,295)
Total Industrial			(74,047)
Utilities
IDACORP, Inc.	505	0.77%	3,735
Chesapeake Utilities Corp.	402	0.75%	2,993
Otter Tail Corp.	590	0.57%	2,527
MGE Energy, Inc.	717	0.80%	1,034
Portland General Electric Co.	682	0.47%	(838)
WEC Energy Group, Inc.	337	0.49%	(892)
National Fuel Gas Co.	820	0.78%	(1,018)
California Water Service Group	288	0.23%	(1,820)
Xcel Energy, Inc.	837	0.85%	(1,867)
Hawaiian Electric Industries, Inc.	668	0.39%	(1,875)
NorthWestern Corp.	1,003	0.85%	(1,927)
UGI Corp.	444	0.25%	(2,311)
Southern Co.	855	0.87%	(2,493)
OGE Energy Corp.	1,500	0.83%	(3,203)
PPL Corp.	1,599	0.62%	(3,624)
Total Utilities			(11,579)
Total MS Equity Long Custom Basket			$(433,683)

MS EQUITY SHORT CUSTOM BASKET
Consumer, Non-cyclical
ASGN, Inc.	865	(1.03)%	25,839
Equifax, Inc.	443	(1.07)%	21,766
CoStar Group, Inc.	1,943	(1.55)%	18,862
TransUnion	520	(0.55)%	17,091
Cintas Corp.	298	(1.47)%	14,478
Verisk Analytics, Inc. — Class A	380	(0.87)%	13,135
Universal Health Services, Inc. — Class B	456	(0.61)%	8,960
Dun & Bradstreet Holdings, Inc.	2,161	(0.43)%	8,649
Cal-Maine Foods, Inc.	1,290	(0.84)%	7,840
Intuitive Surgical, Inc.	235	(0.62)%	4,549
ManpowerGroup, Inc.	271	(0.27)%	3,730
ABM Industries, Inc.	707	(0.40)%	3,371
Viad Corp.	957	(0.35)%	2,508
Driven Brands Holdings, Inc.	2,524	(0.92)%	2,216
Quanta Services, Inc.	376	(0.62)%	2,127
Acadia Healthcare Company, Inc.	791	(0.71)%	1,568
Mister Car Wash, Inc.	992	(0.14)%	1,421
Patterson Companies, Inc.	1,613	(0.64)%	623
Coca-Cola Co.	1,666	(1.38)%	256
Lamb Weston Holdings, Inc.	693	(0.65)%	(5,878)
Total Consumer, Non-cyclical			153,111
Financial
State Street Corp.	1,630	(1.32)%	33,269
Park Hotels & Resorts, Inc.	5,447	(0.97)%	32,436
Outfront Media, Inc.	3,871	(0.86)%	28,981
Howard Hughes Corp.	1,216	(1.09)%	24,341
Western Alliance Bancorporation	849	(0.79)%	23,660
Signature Bank	232	(0.55)%	22,778
Kite Realty Group Trust	5,008	(1.14)%	21,737
RLJ Lodging Trust	7,034	(1.02)%	21,447
Equitable Holdings, Inc.	3,188	(1.10)%	20,426
Kennedy-Wilson Holdings, Inc.	5,364	(1.34)%	19,496
Equinix, Inc.	117	(1.01)%	18,069
Safehold, Inc.	1,025	(0.48)%	17,176
Bank of America Corp.	1,894	(0.78)%	16,298
Invitation Homes, Inc.	2,639	(1.24)%	15,861
Alexandria Real Estate Equities, Inc.	263	(0.50)%	15,159
Ares Management Corp. — Class A	692	(0.52)%	15,104
BOK Financial Corp.	382	(0.38)%	14,516
Northern Trust Corp.	794	(1.01)%	13,443
Americold Realty Trust, Inc.	2,023	(0.80)%	12,435
KKR & Company, Inc. — Class A	1,120	(0.68)%	11,309
Crown Castle International Corp.	470	(1.04)%	10,985
Goldman Sachs Group, Inc.	431	(1.69)%	10,729
Ryman Hospitality Properties, Inc.	819	(0.82)%	10,572
Wells Fargo & Co.	1,780	(0.92)%	9,160
Host Hotels & Resorts, Inc.	4,972	(1.03)%	8,293
Xenia Hotels & Resorts, Inc.	2,859	(0.55)%	8,024
Sunstone Hotel Investors, Inc.	4,382	(0.57)%	8,019
SBA Communications Corp.	186	(0.78)%	7,684
Regions Financial Corp.	3,325	(0.82)%	6,828
Fulton Financial Corp.	6,472	(1.23)%	6,504

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Sun Communities, Inc.	635	(1.33)%	$6,209
Raymond James Financial, Inc.	809	(0.95)%	5,835
Welltower, Inc.	1,120	(1.22)%	5,291
EastGroup Properties, Inc.	437	(0.89)%	4,937
JPMorgan Chase & Co.	271	(0.40)%	4,229
Popular, Inc.	626	(0.63)%	3,400
UMB Financial Corp.	676	(0.77)%	3,290
Assured Guaranty Ltd.	892	(0.66)%	3,247
SLM Corp.	2,772	(0.58)%	3,045
Equity LifeStyle Properties, Inc.	1,166	(1.08)%	2,813
Rayonier, Inc.	717	(0.35)%	2,239
Public Storage	79	(0.33)%	1,979
Camden Property Trust	301	(0.53)%	1,602
Digital Realty Trust, Inc.	277	(0.47)%	1,318
AvalonBay Communities, Inc.	174	(0.45)%	1,235
Extra Space Storage, Inc.	287	(0.64)%	1,194
Iron Mountain, Inc.	1,621	(1.04)%	833
UDR, Inc.	832	(0.50)%	446
Arthur J Gallagher & Co.	317	(0.68)%	(482)
American Tower Corp. — Class A	385	(1.30)%	(2,803)
Total Financial			534,596
Consumer, Cyclical
MillerKnoll, Inc.	2,450	(0.85)%	26,265
Caesars Entertainment, Inc.	792	(0.40)%	24,102
American Airlines Group, Inc.	3,187	(0.53)%	16,170
Copart, Inc.	603	(0.86)%	14,531
Wyndham Hotels & Resorts, Inc.	871	(0.75)%	12,431
Hilton Worldwide Holdings, Inc.	345	(0.51)%	12,064
Floor & Decor Holdings, Inc. — Class A	409	(0.34)%	4,886
WESCO International, Inc.	328	(0.46)%	3,812
CarMax, Inc.	315	(0.38)%	3,636
Las Vegas Sands Corp.	1,266	(0.56)%	2,842
Lululemon Athletica, Inc.	81	(0.29)%	2,408
IAA, Inc.	1,059	(0.46)%	1,979
Lear Corp.	187	(0.31)%	553

Healthcare Services Group, Inc.	2,932	(0.67)%	(1,306)
Total Consumer, Cyclical			124,373
Technology
ZoomInfo Technologies, Inc. — Class A	602	(0.26)%	12,326
ANSYS, Inc.	203	(0.64)%	4,281
Broadridge Financial Solutions, Inc.	822	(1.54)%	2,555
Duolingo, Inc.	126	(0.15)%	1,662
KBR, Inc.	540	(0.34)%	(2,801)
Veeva Systems, Inc. — Class A	288	(0.75)%	(6,036)
Total Technology			11,987
Utilities
Edison International	1,719	(1.43)%	10,409
Public Service Enterprise Group, Inc.	1,742	(1.45)%	7,154
Entergy Corp.	997	(1.48)%	5,770
New Jersey Resources Corp.	1,584	(0.93)%	3,250
NextEra Energy, Inc.	516	(0.53)%	826
ONE Gas, Inc.	1,093	(1.17)%	(4,153)
Spire, Inc.	1,126	(1.10)%	(5,894)
Atmos Energy Corp.	876	(1.29)%	(8,996)
Total Utilities			8,366
Energy
Helmerich & Payne, Inc.	1,034	(0.59)%	6,109
Patterson-UTI Energy, Inc.	3,853	(0.80)%	5,538
Hess Corp.	398	(0.56)%	4,725
Baker Hughes Co.	1,201	(0.46)%	3,616
NOV, Inc.	2,435	(0.54)%	(7,994)
Halliburton Co.	2,819	(1.17)%	(23,992)
Total Energy			(11,998)
Industrial
Stericycle, Inc.	2,282	(1.37)%	50,183
Stanley Black & Decker, Inc.	613	(0.85)%	20,574
Teledyne Technologies, Inc.	137	(0.68)%	14,546
Trimble, Inc.	803	(0.62)%	11,388
Jacobs Engineering Group, Inc.	881	(1.48)%	11,227
Johnson Controls International plc	598	(0.38)%	9,291
EnerSys	830	(0.65)%	7,816
TD SYNNEX Corp.	668	(0.80)%	6,403
Illinois Tool Works, Inc.	238	(0.57)%	6,005
Deere & Co.	100	(0.39)%	5,914
GATX Corp.	318	(0.39)%	4,364
Waste Management, Inc.	740	(1.49)%	3,658
Rockwell Automation, Inc.	201	(0.53)%	3,347
Union Pacific Corp.	193	(0.54)%	1,672
Coherent, Inc.	154	(0.54)%	493
Howmet Aerospace, Inc.	2,420	(1.00)%	426

Carlisle Companies, Inc.	168	(0.53)%	(289)
Exponent, Inc.	555	(0.67)%	(911)
TransDigm Group, Inc.	87	(0.62)%	(942)
Tetra Tech, Inc.	616	(1.11)%	(9,023)
Republic Services, Inc. — Class A	891	(1.54)%	(9,752)
Casella Waste Systems, Inc. — Class A	1,006	(0.96)%	(9,867)
Total Industrial			126,523
Communications
Uber Technologies, Inc.	1,050	(0.28)%	5,484
Walt Disney Co.	407	(0.51)%	5,382
Total Communications			10,866
Total MS Equity Short Custom Basket			$957,824

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity custom basket swap collateral at June 30, 2022.
[2]	All or a portion of this security is on loan at June 30, 2022 — See Note 5.
[3]	Rate indicated is the 7-day yield as of June 30, 2022.
[4]	Securities lending collateral — See Note 5.

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$13,706,174	$—	$—	$13,706,174
Money Market Fund	475,887	—	—	475,887
Securities Lending Collateral	9,797	—	—	9,797
Equity Custom Basket Swap Agreements**	—	1,925,344	—	1,925,344
Total Assets	$14,191,858	$1,925,344	$—	$16,117,202

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Custom Basket Swap Agreements**	$—	$874,846	$—	$874,846

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 76.2%
Financial - 18.6%
First Horizon Corp.	2,269	$49,600
Alleghany Corp.*	57	47,487
Rexford Industrial Realty, Inc. REIT	700	40,313
Life Storage, Inc. REIT	358	39,974
American Financial Group, Inc.	282	39,144
East West Bancorp, Inc.	602	39,010
Medical Properties Trust, Inc. REIT	2,546	38,877
American Campus Communities, Inc. REIT*	592	38,166
Jones Lang LaSalle, Inc.*	207	36,196
Reinsurance Group of America, Inc. — Class A	284	33,310
Lamar Advertising Co. — Class A REIT	369	32,461
National Retail Properties, Inc. REIT	746	32,078
Webster Financial Corp.	755	31,823
Commerce Bancshares, Inc.	466	30,593
RenaissanceRe Holdings Ltd.	187	29,241
Unum Group	853	29,019
Cullen/Frost Bankers, Inc.	242	28,181
Omega Healthcare Investors, Inc. REIT	998	28,134
STORE Capital Corp. REIT	1,071	27,932
Apartment Income REIT Corp. REIT	666	27,705
EastGroup Properties, Inc. REIT	177	27,316
Old Republic International Corp.	1,216	27,190
Western Union Co.	1,638	26,978
Prosperity Bancshares, Inc.	391	26,694
First Industrial Realty Trust, Inc. REIT	560	26,589
Voya Financial, Inc.	433	25,777
Brixmor Property Group, Inc. REIT	1,271	25,687
Stifel Financial Corp.	452	25,321
First American Financial Corp.	456	24,132
SEI Investments Co.	443	23,931
Pinnacle Financial Partners, Inc.	324	23,428
Kilroy Realty Corp. REIT	446	23,339
Rayonier, Inc. REIT	621	23,213
Jefferies Financial Group, Inc.	813	22,455
Selective Insurance Group, Inc.	256	22,257
Synovus Financial Corp.	617	22,243
Hanover Insurance Group, Inc.	151	22,084
Glacier Bancorp, Inc.	460	21,813
Spirit Realty Capital, Inc. REIT	570	21,535
First Financial Bankshares, Inc.	545	21,402
Kinsale Capital Group, Inc.	91	20,897
Wintrust Financial Corp.	256	20,518
Interactive Brokers Group, Inc. — Class A	371	20,409
United Bankshares, Inc.	576	20,200
RLI Corp.	169	19,704
Primerica, Inc.	163	19,509
Independence Realty Trust, Inc. REIT	937	19,424
Affiliated Managers Group, Inc.	164	19,122
Valley National Bancorp	1,783	18,561
Cousins Properties, Inc. REIT	631	18,444
Old National Bancorp	1,243	18,384
Cadence Bank	778	18,268
SLM Corp.	1,142	18,203
New York Community Bancorp, Inc.	1,981	18,086
Bank OZK	479	17,977
National Storage Affiliates Trust REIT	357	17,875
Essent Group Ltd.	456	17,738
Healthcare Realty Trust, Inc. REIT	643	17,490
Janus Henderson Group plc	712	16,739
Douglas Emmett, Inc. REIT	746	16,695
Physicians Realty Trust REIT	956	16,682
Home BancShares, Inc.	803	16,678
MGIC Investment Corp.	1,313	16,544
Hancock Whitney Corp.	366	16,225
Evercore, Inc. — Class A	172	16,101
PS Business Parks, Inc. REIT	86	16,095
Kite Realty Group Trust REIT	929	16,062
UMB Financial Corp.	183	15,756
FNB Corp.	1,431	15,541
Umpqua Holdings Corp.	921	15,445
Highwoods Properties, Inc. REIT	446	15,249
EPR Properties REIT	318	14,924
Sabra Health Care REIT, Inc. REIT	980	13,691
Park Hotels & Resorts, Inc. REIT	990	13,434
PacWest Bancorp	498	13,277
Brighthouse Financial, Inc.*	318	13,044
PotlatchDeltic Corp. REIT	294	12,992
Bank of Hawaii Corp.	171	12,722
SL Green Realty Corp. REIT	272	12,553
Corporate Office Properties Trust REIT	477	12,493
Cathay General Bancorp	319	12,489
Federated Hermes, Inc. — Class B	389	12,366
Kemper Corp.	254	12,167
Associated Banc-Corp.	636	11,613
Texas Capital Bancshares, Inc.*	215	11,318
JBG SMITH Properties REIT	461	10,898
Fulton Financial Corp.	682	9,855
Pebblebrook Hotel Trust REIT	557	9,229
Hudson Pacific Properties, Inc. REIT	613	9,097
International Bancshares Corp.	225	9,018
CNO Financial Group, Inc.	492	8,900
Navient Corp.	627	8,772
Washington Federal, Inc.	277	8,316
Macerich Co. REIT	911	7,935
Bread Financial Holdings, Inc.	211	7,820
Mercury General Corp.	113	5,006
Total Financial		2,007,178
Industrial - 14.5%
Carlisle Companies, Inc.	219	52,256
Graco, Inc.	718	42,656
Hubbell, Inc.	228	40,716
Builders FirstSource, Inc.*	733	39,362

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
AECOM	600	$39,132
Toro Co.	443	33,575
Regal Rexnord Corp.	284	32,240
Knight-Swift Transportation Holdings, Inc.	694	32,125
Arrow Electronics, Inc.*	280	31,385
Cognex Corp.	737	31,337
Tetra Tech, Inc.	228	31,134
Jabil, Inc.	599	30,675
Owens Corning	412	30,616
Lincoln Electric Holdings, Inc.	246	30,346
Middleby Corp.*	231	28,958
Lennox International, Inc.	140	28,922
AptarGroup, Inc.	278	28,692
Axon Enterprise, Inc.*	301	28,044
Coherent, Inc.*	105	27,953
Littelfuse, Inc.	105	26,674
Trex Company, Inc.*	480	26,122
AGCO Corp.	259	25,563
Chart Industries, Inc.*	152	25,442
Donaldson Company, Inc.	524	25,225
ITT, Inc.	354	23,803
Woodward, Inc.	257	23,770
Sonoco Products Co.	414	23,615
MDU Resources Group, Inc.	863	23,292
TopBuild Corp.*	139	23,235
II-VI, Inc.*	452	23,030
Oshkosh Corp.	279	22,917
Landstar System, Inc.	157	22,831
Acuity Brands, Inc.	147	22,644
EMCOR Group, Inc.	217	22,342
nVent Electric plc	706	22,119
Curtiss-Wright Corp.	163	21,526
Saia, Inc.*	112	21,056
XPO Logistics, Inc.*	420	20,227
Valmont Industries, Inc.	90	20,217
MSA Safety, Inc.	155	18,766
Hexcel Corp.	357	18,674
Universal Display Corp.	184	18,610
Clean Harbors, Inc.*	212	18,586
Eagle Materials, Inc.	168	18,470
Simpson Manufacturing Company, Inc.	183	18,412
Louisiana-Pacific Corp.	348	18,239
Avnet, Inc.	414	17,752
National Instruments Corp.	556	17,364
MasTec, Inc.*	242	17,342
Stericycle, Inc.*	391	17,145
TD SYNNEX Corp.	175	15,943
Flowserve Corp.	554	15,861
Mercury Systems, Inc.*	245	15,761
Vontier Corp.	683	15,702
Kirby Corp.*	256	15,575
Ryder System, Inc.	217	15,420
Timken Co.	286	15,172
Silgan Holdings, Inc.	357	14,762
Fluor Corp.*	602	14,653
Watts Water Technologies, Inc. — Class A	116	14,250
GATX Corp.	151	14,218
Dycom Industries, Inc.*	126	11,723
EnerSys	175	10,318
Belden, Inc.	188	10,015
Vishay Intertechnology, Inc.	560	9,979
Werner Enterprises, Inc.	251	9,674
Kennametal, Inc.	351	8,154
Terex Corp.	294	8,047
Energizer Holdings, Inc.	278	7,881
Greif, Inc. — Class A	113	7,049
Worthington Industries, Inc.	136	5,997
Vicor Corp.*	92	5,035
Total Industrial		1,566,323
Consumer, Non-cyclical - 12.7%
Service Corporation International	673	46,518
United Therapeutics Corp.*	192	45,243
Jazz Pharmaceuticals plc*	264	41,187
Darling Ingredients, Inc.*	685	40,963
Neurocrine Biosciences, Inc.*	405	39,479
Repligen Corp.*	219	35,566
Syneos Health, Inc.*	435	31,181
Performance Food Group Co.*	658	30,255
WEX, Inc.*	191	29,712
Chemed Corp.	63	29,572
Paylocity Holding Corp.*	168	29,303
Shockwave Medical, Inc.*	152	29,058
Masimo Corp.*	217	28,355
Exelixis, Inc.*	1,361	28,336
Bruker Corp.	424	26,610
Envista Holdings Corp.*	690	26,593
FTI Consulting, Inc.*	146	26,404
Acadia Healthcare Company, Inc.*	384	25,970
Halozyme Therapeutics, Inc.*	585	25,740
Ingredion, Inc.	281	24,773
Tenet Healthcare Corp.*	457	24,020
H&R Block, Inc.	677	23,912
Encompass Health Corp.	423	23,709
Perrigo Company plc	571	23,165
Flowers Foods, Inc.	845	22,240
HealthEquity, Inc.*	358	21,978
Euronet Worldwide, Inc.*	214	21,526
Avis Budget Group, Inc.*	145	21,327
LHC Group, Inc.*	132	20,558
ASGN, Inc.*	217	19,584
Post Holdings, Inc.*	237	19,517
Sanderson Farms, Inc.	90	19,398
Globus Medical, Inc. — Class A*	336	18,863
GXO Logistics, Inc.*	432	18,693
Penumbra, Inc.*	150	18,678
ManpowerGroup, Inc.	224	17,116
Medpace Holdings, Inc.*	114	17,062
Helen of Troy Ltd.*	101	16,403
Integra LifeSciences Holdings Corp.*	303	16,371
Option Care Health, Inc.*	588	16,341
Tandem Diabetes Care, Inc.*	271	16,040
Grocery Outlet Holding Corp.*	372	15,858
Arrowhead Pharmaceuticals, Inc.*	449	15,809
Insperity, Inc.	151	15,074
Amedisys, Inc.*	138	14,506

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
STAAR Surgical Co.*	203	$14,399
LivaNova plc*	227	14,181
Haemonetics Corp.*	217	14,144
ICU Medical, Inc.*	85	13,973
Grand Canyon Education, Inc.*	137	12,904
Boston Beer Company, Inc. — Class A*	40	12,119
Brink's Co.	199	12,081
R1 RCM, Inc.*	570	11,947
Sprouts Farmers Market, Inc.*	465	11,774
Coty, Inc. — Class A*	1,460	11,695
BellRing Brands, Inc.*	463	11,524
Patterson Companies, Inc.	369	11,181
Neogen Corp.*	457	11,009
NuVasive, Inc.*	221	10,864
Lancaster Colony Corp.	84	10,817
Inari Medical, Inc.*	144	9,791
Graham Holdings Co. — Class B	17	9,636
Hain Celestial Group, Inc.*	381	9,045
John Wiley & Sons, Inc. — Class A	184	8,788
Progyny, Inc.*	300	8,715
Sabre Corp.*	1,385	8,074
Pilgrim's Pride Corp.*	204	6,371
Total Consumer, Non-cyclical		1,363,598
Consumer, Cyclical - 11.2%
BJ's Wholesale Club Holdings, Inc.*	572	35,647
Lithia Motors, Inc. — Class A	123	33,802
Watsco, Inc.	141	33,674
Mattel, Inc.*	1,495	33,383
Williams-Sonoma, Inc.	297	32,952
GameStop Corp. — Class A*,1	262	32,043
Lear Corp.	254	31,976
Deckers Outdoor Corp.*	116	29,620
Casey's General Stores, Inc.	157	29,042
Gentex Corp.	995	27,830
Churchill Downs, Inc.	145	27,772
Five Below, Inc.*	235	26,656
Wyndham Hotels & Resorts, Inc.	391	25,697
Capri Holdings Ltd.*	626	25,672
Polaris, Inc.	237	23,529
Macy's, Inc.	1,208	22,131
Murphy USA, Inc.	94	21,890
Texas Roadhouse, Inc. — Class A	289	21,155
Brunswick Corp.	321	20,987
Toll Brothers, Inc.	468	20,873
Marriott Vacations Worldwide Corp.	176	20,451
Skechers USA, Inc. — Class A*	572	20,352
Harley-Davidson, Inc.	625	19,787
Leggett & Platt, Inc.	567	19,607
Kohl's Corp.	545	19,451
Light & Wonder, Inc. — Class A*	406	19,078
IAA, Inc.*	568	18,613
Dick's Sporting Goods, Inc.[1]	246	18,541
Univar Solutions, Inc.*	718	17,857
Thor Industries, Inc.[1]	233	17,412
AutoNation, Inc.*	151	16,876
Boyd Gaming Corp.	339	16,865
Tempur Sealy International, Inc.	745	15,921
RH*	75	15,919
YETI Holdings, Inc.*	365	15,794
Choice Hotels International, Inc.	140	15,628
Avient Corp.	388	15,551
Hanesbrands, Inc.	1,479	15,219
MSC Industrial Direct Company, Inc. — Class A	200	15,022
Ollie's Bargain Outlet Holdings, Inc.*	247	14,511
Fox Factory Holding Corp.*	179	14,417
Travel + Leisure Co.	362	14,053
Wendy's Co.	727	13,726
Scotts Miracle-Gro Co. — Class A	172	13,586
Goodyear Tire & Rubber Co.*	1,198	12,831
Crocs, Inc.*	261	12,703
Visteon Corp.*	119	12,326
Carter's, Inc.	171	12,052
Adient plc*	402	11,911
Taylor Morrison Home Corp. — Class A*	508	11,867
FirstCash Holdings, Inc.	167	11,608
JetBlue Airways Corp.*	1,361	11,392
Papa John's International, Inc.	135	11,275
KB Home	368	10,473
Columbia Sportswear Co.	141	10,093
Callaway Golf Co.*	494	10,078
Nordstrom, Inc.[1]	473	9,994
Wingstop, Inc.	127	9,496
Nu Skin Enterprises, Inc. — Class A	213	9,223
Foot Locker, Inc.	355	8,964
Dana, Inc.	608	8,554
MillerKnoll, Inc.	322	8,459
Cracker Barrel Old Country Store, Inc.	99	8,265
Victoria's Secret & Co.*	288	8,055
Gap, Inc.	894	7,367
American Eagle Outfitters, Inc.[1]	653	7,300
Six Flags Entertainment Corp.*	330	7,161
Under Armour, Inc. — Class A*	800	6,664
Under Armour, Inc. — Class C*	860	6,519
Total Consumer, Cyclical		1,205,198
Technology - 6.4%
Fair Isaac Corp.*	110	44,099
Wolfspeed, Inc.*	524	33,248
Manhattan Associates, Inc.*	268	30,713
Genpact Ltd.	723	30,626
KBR, Inc.	592	28,647
Lattice Semiconductor Corp.*	584	28,324
CACI International, Inc. — Class A*	99	27,896
CDK Global, Inc.	495	27,111
Sailpoint Technologies Holdings, Inc.*	400	25,072
Concentrix Corp.	183	24,822
MKS Instruments, Inc.	236	24,221
Lumentum Holdings, Inc.*	293	23,270
Azenta, Inc.	318	22,928

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
Science Applications International Corp.	237	$22,065
Silicon Laboratories, Inc.*	155	21,734
CMC Materials, Inc.	121	21,113
Synaptics, Inc.*	168	19,832
Power Integrations, Inc.	247	18,528
NCR Corp.*	579	18,013
Qualys, Inc.*	142	17,912
Cirrus Logic, Inc.*	243	17,627
Teradata Corp.*	444	16,432
Maximus, Inc.	261	16,315
Ziff Davis, Inc.*	201	14,981
Semtech Corp.*	269	14,787
IPG Photonics Corp.*	147	13,837
ACI Worldwide, Inc.*	487	12,608
Envestnet, Inc.*	234	12,348
CommVault Systems, Inc.*	189	11,888
Blackbaud, Inc.*	193	11,208
SiTime Corp.*	66	10,760
Xerox Holdings Corp.	506	7,514
Kyndryl Holdings, Inc.*	762	7,452
Amkor Technology, Inc.	426	7,221
Total Technology		685,152
Basic Materials - 3.9%
Steel Dynamics, Inc.	760	50,274
Reliance Steel & Aluminum Co.	263	44,673
RPM International, Inc.	549	43,217
Alcoa Corp.	782	35,643
Cleveland-Cliffs, Inc.*	2,026	31,140
Royal Gold, Inc.	278	29,685
Olin Corp.	589	27,259
Ashland Global Holdings, Inc.	215	22,156
Valvoline, Inc.	756	21,795
Chemours Co.	659	21,101
United States Steel Corp.	1,106	19,808
Commercial Metals Co.	515	17,047
Cabot Corp.	239	15,246
Sensient Technologies Corp.	178	14,340
Ingevity Corp.*	164	10,355
NewMarket Corp.	29	8,728
Minerals Technologies, Inc.	140	8,588
Total Basic Materials		421,055
Energy - 3.5%
Targa Resources Corp.	967	57,701
Equities Corp.	1,254	43,138
HF Sinclair Corp.	634	28,631
First Solar, Inc.*	420	28,614
NOV, Inc.	1,666	28,172
Range Resources Corp.*	1,099	27,200
PDC Energy, Inc.	405	24,952
Matador Resources Co.	471	21,944
Sunrun, Inc.*	891	20,814
DT Midstream, Inc.	410	20,098
Murphy Oil Corp.	620	18,718
ChampionX Corp.	863	17,131
CNX Resources Corp.*	827	13,612
Antero Midstream Corp.	1,380	12,489
Equitrans Midstream Corp.	1,726	10,978
SunPower Corp. — Class A*	354	5,597
Total Energy		379,789
Utilities - 3.2%
Essential Utilities, Inc.	977	44,795
UGI Corp.	891	34,402
OGE Energy Corp.	849	32,737
National Fuel Gas Co.	388	25,627
Southwest Gas Holdings, Inc.	284	24,731
IDACORP, Inc.	214	22,667
Black Hills Corp.	275	20,012
Hawaiian Electric Industries, Inc.	464	18,977
ONE Gas, Inc.	229	18,592
Portland General Electric Co.	378	18,269
New Jersey Resources Corp.	408	18,168
PNM Resources, Inc.	364	17,392
Spire, Inc.	221	16,436
ALLETE, Inc.	242	14,225
NorthWestern Corp.	230	13,554
Total Utilities		340,584
Communications - 1.4%
Ciena Corp.*	645	29,477
Cable One, Inc.	21	27,076
Iridium Communications, Inc.*	543	20,395
New York Times Co. — Class A	707	19,725
TEGNA, Inc.	939	19,691
World Wrestling Entertainment, Inc. — Class A	183	11,435
Viasat, Inc.*	316	9,679
Calix, Inc.*	236	8,057
TripAdvisor, Inc.*	425	7,565
Total Communications		153,100
Common Stocks - 0.8%
Aspen Technology, Inc.*	119	21,858
QuidelOrtho Corp.*	212	20,602
Crane Holdings Co.	202	17,687
Enovis Corp.*	199	10,945
Esab Corp.	194	8,487
Sotera Health Co.*	420	8,228
Total Common Stocks		87,807
Total Common Stocks
(Cost $8,681,965)		8,209,784

MUTUAL FUNDS† - 10.2%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	88,750	856,441
Guggenheim Strategy Fund II2	9,844	237,625
Total Mutual Funds
(Cost $1,123,598)		1,094,066

	Face Amount
U.S. TREASURY BILLS†† - 7.7%
U.S. Cash Management Bill
1.34% due 10/04/22[3,4]	$750,000	746,428
U.S. Treasury Bills
1.02% due 07/19/22[4,5]	82,000	81,958
Total U.S. Treasury Bills
(Cost $829,199)		828,386

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount	Value
REPURCHASE AGREEMENTS††,6 - 13.0%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22[3]	$787,207	$787,207
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22[3]	306,567	306,567
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22[3]	303,532	303,532
Total Repurchase Agreements
(Cost $1,397,306)		$1,397,306

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.4%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[8]	47,795	47,795
Total Securities Lending Collateral
(Cost $47,795)		47,795
Total Investments - 107.5%
(Cost $12,079,863)		$11,577,337
Other Assets & Liabilities, net - (7.5)%		(807,832)
Total Net Assets - 100.0%		$10,769,505

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	5	Sep 2022	$1,134,000	$(45,748)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P MidCap 400 Index	Pay	1.98% (Federal Funds Rate + 0.40%)	At Maturity	11/17/22	1,270	$2,881,558	$(85,095)
BNP Paribas	S&P MidCap 400 Index	Pay	2.03% (Federal Funds Rate + 0.45%)	At Maturity	11/17/22	263	597,813	(98,787)
Barclays Bank plc	S&P MidCap 400 Index	Pay	1.86% (SOFR + 0.35%)	At Maturity	11/16/22	1,448	3,285,246	(482,640)
							$6,764,617	$(666,522)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2022.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2022.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of June 30, 2022.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,209,784	$—	$—	$8,209,784
Mutual Funds	1,094,066	—	—	1,094,066
U.S. Treasury Bills	—	828,386	—	828,386
Repurchase Agreements	—	1,397,306	—	1,397,306
Securities Lending Collateral	47,795	—	—	47,795
Total Assets	$9,351,645	$2,225,692	$—	$11,577,337

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$45,748	$—	$—	$45,748
Equity Index Swap Agreements**	—	666,522	—	666,522
Total Liabilities	$45,748	$666,522	$—	$712,270

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the "Short Term Investment Vehicles"), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 3/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/22	Shares 6/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$241,661	$–	$–	$–	$(4,036)	$237,625	9,844	$1,231
Guggenheim Ultra Short Duration Fund — Institutional Class	868,866	–	–	–	(12,425)	856,441	88,750	2,981
	$1,110,527	$–	$–	$–	$(16,461)	$1,094,066		$4,212

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 75.8%
Technology - 35.5%
Apple, Inc.	224,539	$30,698,972
Microsoft Corp.	103,758	26,648,167
NVIDIA Corp.	48,810	7,399,108
Broadcom, Inc.	9,397	4,565,157
Adobe, Inc.*	10,875	3,980,903
Intel Corp.	94,114	3,520,805
QUALCOMM, Inc.	25,778	3,292,882
Texas Instruments, Inc.	21,224	3,261,068
Advanced Micro Devices, Inc.*	37,298	2,852,178
Intuit, Inc.	6,492	2,502,276
Applied Materials, Inc.	20,023	1,821,692
Analog Devices, Inc.	11,964	1,747,821
Micron Technology, Inc.	25,702	1,420,806
Activision Blizzard, Inc.	17,996	1,401,169
Lam Research Corp.	3,193	1,360,697
Fiserv, Inc.*	14,878	1,323,696
KLA Corp.	3,435	1,096,040
Synopsys, Inc.*	3,521	1,069,328
Fortinet, Inc.*	18,474	1,045,259
Cadence Design Systems, Inc.*	6,347	952,240
Paychex, Inc.	8,309	946,146
ASML Holding N.V. — Class G	1,972	938,435
NXP Semiconductor N.V.	6,043	894,545
Autodesk, Inc.*	5,007	861,004
Marvell Technology, Inc.	19,562	851,534
Crowdstrike Holdings, Inc. — Class A*	4,911	827,798
Cognizant Technology Solutions Corp. — Class A	11,996	809,610
Electronic Arts, Inc.	6,442	783,669
Microchip Technology, Inc.	12,763	741,275
Workday, Inc. — Class A*	4,580	639,276
Zoom Video Communications, Inc. — Class A*	5,794	625,578
Datadog, Inc. — Class A*	6,516	620,584
Atlassian Corporation plc — Class A*	3,291	616,733
Zscaler, Inc.*	3,247	485,459
ANSYS, Inc.*	2,002	479,059
NetEase, Inc. ADR	4,181	390,338
Skyworks Solutions, Inc.	3,704	343,139
Splunk, Inc.*	3,704	327,656
DocuSign, Inc.*	4,601	264,005
Total Technology		114,406,107
Communications - 20.4%
Amazon.com, Inc.*	141,151	14,991,648
Alphabet, Inc. — Class C*	4,348	9,511,032
Alphabet, Inc. — Class A*	4,173	9,094,052
Meta Platforms, Inc. — Class A*	47,644	7,682,595
Cisco Systems, Inc.	95,310	4,064,018
Comcast Corp. — Class A	102,897	4,037,678
T-Mobile US, Inc.*	28,853	3,881,883
Charter Communications, Inc. — Class A*	3,864	1,810,400
Netflix, Inc.*	10,226	1,788,221
Booking Holdings, Inc.*	935	1,635,306
Palo Alto Networks, Inc.*	2,293	1,132,604
Airbnb, Inc. — Class A*	8,798	783,726
JD.com, Inc. ADR	11,664	749,062
Baidu, Inc. ADR*	4,974	739,783
MercadoLibre, Inc.*	1,160	738,769
Pinduoduo, Inc. ADR*	10,201	630,422
Sirius XM Holdings, Inc.[1]	90,596	555,354
eBay, Inc.	12,886	536,960
Match Group, Inc.*	6,573	458,072
VeriSign, Inc.*	2,521	421,839
Okta, Inc.*	3,470	313,688
Total Communications		65,557,112
Consumer, Non-cyclical - 9.8%
PepsiCo, Inc.	31,825	5,303,955
Amgen, Inc.	12,295	2,991,373
Automatic Data Processing, Inc.	9,615	2,019,535
Mondelez International, Inc. — Class A	31,853	1,977,753
PayPal Holdings, Inc.*	26,654	1,861,515
Gilead Sciences, Inc.	28,870	1,784,454
Vertex Pharmaceuticals, Inc.*	5,887	1,658,898
Intuitive Surgical, Inc.*	8,262	1,658,266
Regeneron Pharmaceuticals, Inc.*	2,486	1,469,549
Moderna, Inc.*	9,155	1,307,792
Keurig Dr Pepper, Inc.	32,650	1,155,483
Monster Beverage Corp.*	12,191	1,130,106
Kraft Heinz Co.	28,173	1,074,518
Cintas Corp.	2,355	879,663
AstraZeneca plc ADR	13,301	878,797
Seagen, Inc.*	4,237	749,695
Biogen, Inc.*	3,371	687,482
IDEXX Laboratories, Inc.*	1,934	678,312
Dexcom, Inc.*	9,034	673,304
Illumina, Inc.*	3,616	666,646
Verisk Analytics, Inc. — Class A	3,634	629,009
Align Technology, Inc.*	1,814	429,319
Total Consumer, Non-cyclical		31,665,424
Consumer, Cyclical - 7.5%
Tesla, Inc.*	14,373	9,679,066
Costco Wholesale Corp.	10,201	4,889,135
Starbucks Corp.	26,398	2,016,543
Marriott International, Inc. — Class A	7,533	1,024,563
O'Reilly Automotive, Inc.*	1,513	955,853
Dollar Tree, Inc.*	5,168	805,433
Lululemon Athletica, Inc.*	2,827	770,669
Walgreens Boots Alliance, Inc.	19,881	753,490
Fastenal Co.	13,248	661,340
PACCAR, Inc.	8,002	658,885
Lucid Group, Inc.*,1	38,388	658,738
Copart, Inc.*	5,470	594,370
Ross Stores, Inc.	8,088	568,020
Total Consumer, Cyclical		24,036,105
Industrial - 1.5%
Honeywell International, Inc.	15,668	2,723,255
CSX Corp.	50,044	1,454,279
Old Dominion Freight Line, Inc.	2,609	668,634
Total Industrial		4,846,168
Utilities - 1.1%
American Electric Power Company, Inc.	11,820	1,134,011
Exelon Corp.	22,561	1,022,464
Xcel Energy, Inc.	12,536	887,047

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 75.8% (continued)
Utilities - 1.1% (continued)
Constellation Energy Corp.	7,514	$430,252
Total Utilities		3,473,774
Total Common Stocks
(Cost $250,353,608)		243,984,690

MUTUAL FUNDS† - 7.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	1,434,715	13,845,003
Guggenheim Strategy Fund II2	444,159	10,722,005
Total Mutual Funds
(Cost $25,056,216)		24,567,008

	Face Amount
U.S. TREASURY BILLS†† - 15.0%
U.S. Cash Management Bill
1.34% due 10/04/22[3,4]	$16,068,000	15,991,465
1.78% due 10/04/22[4]	11,000,000	10,947,605
U.S. Treasury Bills
1.02% due 07/19/22[4,5]	21,406,000	21,395,056
Total U.S. Treasury Bills
(Cost $48,351,871)		48,334,126

FEDERAL AGENCY DISCOUNT NOTES†† - 1.0%
Federal Home Loan Bank
1.15% due 07/06/22[4]	3,100,000	3,099,505
Total Federal Agency Discount Notes
(Cost $3,099,505)		3,099,505

REPURCHASE AGREEMENTS††,6 - 6.9%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22[3]	12,527,786	12,527,786
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22[3]	4,878,781	4,878,781
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22[3]	4,830,476	4,830,476
Total Repurchase Agreements
(Cost $22,237,043)		22,237,043

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[8]	766,425	766,425
Total Securities Lending Collateral
(Cost $766,425)		766,425
Total Investments - 106.5%
(Cost $349,864,668)		$342,988,797
Other Assets & Liabilities, net - (6.5)%		(20,823,719)
Total Net Assets - 100.0%		$322,165,078

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	871	Sep 2022	$200,991,960	$(5,341,147)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	Pay	2.13% (Federal Funds Rate + 0.55%)	At Maturity	11/17/22	4,235	$48,722,479	$125,336
BNP Paribas	NASDAQ-100 Index	Pay	2.23% (Federal Funds Rate + 0.65%)	At Maturity	11/17/22	1,287	14,806,805	(465,270)
Barclays Bank plc	NASDAQ-100 Index	Pay	2.01% (SOFR + 0.50%)	At Maturity	11/16/22	11,854	136,364,556	(3,533,272)
							$199,893,840	$(3,873,206)

Monthly Rebalance NASDAQ-100 ® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2022.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2022.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of June 30, 2022.

ADR — American Depositary Receipt

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$243,984,690	$—	$—	$243,984,690
Mutual Funds	24,567,008	—	—	24,567,008
U.S. Treasury Bills	—	48,334,126	—	48,334,126
Federal Agency Discount Notes	—	3,099,505	—	3,099,505
Repurchase Agreements	—	22,237,043	—	22,237,043
Securities Lending Collateral	766,425	—	—	766,425
Equity Index Swap Agreements**	—	125,336	—	125,336
Total Assets	$269,318,123	$73,796,010	$—	$343,114,133

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$5,341,147	$—	$—	$5,341,147
Equity Index Swap Agreements**	—	3,998,542	—	3,998,542
Total Liabilities	$5,341,147	$3,998,542	$—	$9,339,689

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 3/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/22	Shares 6/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$10,904,111	$–	$–	$–	$(182,106)	$10,722,005	444,159	$55,561
Guggenheim Ultra Short Duration Fund — Institutional Class	21,389,957	–	(7,300,000)	(160,912)	(84,042)	13,845,003	1,434,715	60,517
	$32,294,068	$–	$(7,300,000)	$(160,912)	$(266,148)	$24,567,008		$116,078

NASDAQ-100 ® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 94.2%
Technology - 44.2%
Apple, Inc.	1,026,448	$140,335,971
Microsoft Corp.	474,312	121,817,551
NVIDIA Corp.	223,127	33,823,822
Broadcom, Inc.	42,958	20,869,426
Adobe, Inc.*	49,715	18,198,673
Intel Corp.	430,231	16,094,942
QUALCOMM, Inc.	117,843	15,053,265
Texas Instruments, Inc.	97,024	14,907,738
Advanced Micro Devices, Inc.*	170,504	13,038,441
Intuit, Inc.	29,679	11,439,474
Applied Materials, Inc.	91,533	8,327,672
Analog Devices, Inc.	54,692	7,989,954
Micron Technology, Inc.	117,492	6,494,958
Activision Blizzard, Inc.	82,267	6,405,309
Lam Research Corp.	14,595	6,219,659
Fiserv, Inc.*	68,010	6,050,850
KLA Corp.	15,702	5,010,194
Synopsys, Inc.*	16,094	4,887,748
Fortinet, Inc.*	84,449	4,778,124
Cadence Design Systems, Inc.*	29,014	4,352,970
Paychex, Inc.	37,985	4,325,352
ASML Holding N.V. — Class G	9,013	4,289,106
NXP Semiconductor N.V.	27,626	4,089,477
Autodesk, Inc.*	22,887	3,935,648
Marvell Technology, Inc.	89,423	3,892,583
Crowdstrike Holdings, Inc. — Class A*	22,448	3,783,835
Cognizant Technology Solutions Corp. — Class A	54,835	3,700,814
Electronic Arts, Inc.	29,450	3,582,592
Microchip Technology, Inc.	58,343	3,388,561
Workday, Inc. — Class A*	20,938	2,922,526
Zoom Video Communications, Inc. — Class A*	26,483	2,859,369
Datadog, Inc. — Class A*	29,787	2,836,914
Atlassian Corporation plc — Class A*	15,044	2,819,246
Zscaler, Inc.*	14,844	2,219,326
ANSYS, Inc.*	9,153	2,190,221
NetEase, Inc. ADR	19,113	1,784,390
Skyworks Solutions, Inc.	16,932	1,568,581
Splunk, Inc.*	16,929	1,497,539
DocuSign, Inc.*	21,033	1,206,874
Total Technology		522,989,695
Communications - 25.3%
Amazon.com, Inc.*	645,250	68,532,003
Alphabet, Inc. — Class C*	19,874	43,473,381
Alphabet, Inc. — Class A*	19,074	41,567,205
Meta Platforms, Inc. — Class A*	217,800	35,120,250
Cisco Systems, Inc.	435,698	18,578,162
Comcast Corp. — Class A	470,378	18,457,633
T-Mobile US, Inc.*	131,898	17,745,557
Charter Communications, Inc. — Class A*	17,661	8,274,708
Netflix, Inc.*	46,745	8,174,298
Booking Holdings, Inc.*	4,274	7,475,183
Palo Alto Networks, Inc.*	10,483	5,177,973
Airbnb, Inc. — Class A*	40,220	3,582,798
JD.com, Inc. ADR	53,320	3,424,210
Baidu, Inc. ADR*	22,739	3,381,972
MercadoLibre, Inc.*	5,300	3,375,411
Pinduoduo, Inc. ADR*	46,634	2,881,981
Sirius XM Holdings, Inc.[1]	414,144	2,538,703
eBay, Inc.	58,905	2,454,571
Match Group, Inc.*	30,049	2,094,115
VeriSign, Inc.*	11,526	1,928,646
Okta, Inc.*	15,860	1,433,744
Total Communications		299,672,504
Consumer, Non-cyclical - 12.2%
PepsiCo, Inc.	145,481	24,245,864
Amgen, Inc.	56,207	13,675,163
Automatic Data Processing, Inc.	43,954	9,232,098
Mondelez International, Inc. — Class A	145,612	9,041,049
PayPal Holdings, Inc.*	121,845	8,509,655
Gilead Sciences, Inc.	131,974	8,157,313
Vertex Pharmaceuticals, Inc.*	26,909	7,582,687
Intuitive Surgical, Inc.*	37,768	7,580,415
Regeneron Pharmaceuticals, Inc.*	11,366	6,718,784
Moderna, Inc.*	41,851	5,978,415
Keurig Dr Pepper, Inc.	149,255	5,282,134
Monster Beverage Corp.*	55,730	5,166,171
Kraft Heinz Co.	128,790	4,912,051
Cintas Corp.	10,766	4,021,424
AstraZeneca plc ADR	60,802	4,017,188
Seagen, Inc.*	19,366	3,426,620
Biogen, Inc.*	15,409	3,142,512
IDEXX Laboratories, Inc.*	8,837	3,099,401
Dexcom, Inc.*	41,298	3,077,940
Illumina, Inc.*	16,528	3,047,102
Verisk Analytics, Inc. — Class A	16,614	2,875,717
Align Technology, Inc.*	8,291	1,962,231
Total Consumer, Non-cyclical		144,751,934
Consumer, Cyclical - 9.3%
Tesla, Inc.*	65,703	44,245,714
Costco Wholesale Corp.	46,635	22,351,223
Starbucks Corp.	120,673	9,218,210
Marriott International, Inc. — Class A	34,437	4,683,776
O'Reilly Automotive, Inc.*	6,914	4,367,989
Dollar Tree, Inc.*	23,627	3,682,268
Lululemon Athletica, Inc.*	12,922	3,522,666
Walgreens Boots Alliance, Inc.	90,883	3,444,466
Fastenal Co.	60,563	3,023,305
PACCAR, Inc.	36,582	3,012,162
Lucid Group, Inc.*,1	175,484	3,011,306
Copart, Inc.*	25,007	2,717,261
Ross Stores, Inc.	36,972	2,596,543
Total Consumer, Cyclical		109,876,889
Industrial - 1.9%
Honeywell International, Inc.	71,625	12,449,141
CSX Corp.	228,768	6,647,998
Old Dominion Freight Line, Inc.	11,927	3,056,652
Total Industrial		22,153,791
Utilities - 1.3%
American Electric Power Company, Inc.	54,033	5,183,926
Exelon Corp.	103,134	4,674,033

NASDAQ-100 ® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 94.2% (continued)
Utilities - 1.3% (continued)
Xcel Energy, Inc.	57,306	$4,054,973
Constellation Energy Corp.	34,351	1,966,938
Total Utilities		15,879,870
Total Common Stocks
(Cost $373,163,805)		1,115,324,683

MUTUAL FUNDS† - 4.4%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	3,064,684	29,574,201
Guggenheim Strategy Fund II2	575,584	13,894,609
Guggenheim Strategy Fund III[2]	370,504	8,969,897
Total Mutual Funds
(Cost $54,178,710)		52,438,707

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 0.9%
Federal Farm Credit Bank
1.01% due 07/01/22[3]	$9,550,000	9,550,000
Federal Home Loan Bank
1.45% due 08/08/22[3]	1,000,000	998,469
Total Federal Agency Discount Notes
(Cost $10,548,469)		10,548,469

U.S. TREASURY BILLS†† - 0.6%
U.S. Cash Management Bill
1.34% due 10/04/22[3,4]	3,872,000	3,853,557
1.78% due 10/04/22[3]	1,500,000	1,492,855
U.S. Treasury Bills
1.02% due 07/19/22[3,5]	1,962,000	1,960,997
Total U.S. Treasury Bills
(Cost $7,311,679)		7,307,409

FEDERAL AGENCY NOTES†† - 0.3%
Federal Farm Credit Bank
1.90% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22◊	3,000,000	3,001,689
Total Federal Agency Notes
(Cost $2,999,755)		3,001,689

REPURCHASE AGREEMENTS††,6 - 1.0%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22[4]	6,761,886	6,761,886
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22[4]	2,633,327	2,633,327
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22[4]	2,607,255	2,607,255
Total Repurchase Agreements
(Cost $12,002,468)		12,002,468

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.4%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[8]	4,187,562	4,187,562
Total Securities Lending Collateral
(Cost $4,187,562)		4,187,562
Total Investments - 101.8%
(Cost $464,392,448)		$1,204,810,987
Other Assets & Liabilities, net - (1.8)%		(21,263,503)
Total Net Assets - 100.0%		$1,183,547,484

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	130	Sep 2022	$29,998,800	$(676,508)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	Pay	2.13% (Federal Funds Rate + 0.55%)	At Maturity	11/17/22	610	$7,017,564	$113,433
BNP Paribas	NASDAQ-100 Index	Pay	2.23% (Federal Funds Rate + 0.65%)	At Maturity	11/17/22	599	6,891,624	(360,384)
Barclays Bank plc	NASDAQ-100 Index	Pay	2.01% (SOFR + 0.50%)	At Maturity	11/16/22	2,151	24,744,711	(2,284,726)
							$38,653,899	$(2,531,677)

NASDAQ-100 ® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at June 30, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 5.
[2]	Affiliated issuer.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2022.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2022.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of June 30, 2022.

ADR — American Depositary Receipt

plc — Public Limited Company

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,115,324,683	$—	$—	$1,115,324,683
Mutual Funds	52,438,707	—	—	52,438,707
Federal Agency Discount Notes	—	10,548,469	—	10,548,469
U.S. Treasury Bills	—	7,307,409	—	7,307,409
Federal Agency Notes	—	3,001,689	—	3,001,689
Repurchase Agreements	—	12,002,468	—	12,002,468
Securities Lending Collateral	4,187,562	—	—	4,187,562
Equity Index Swap Agreements**	—	113,433	—	113,433
Total Assets	$1,171,950,952	$32,973,468	$—	$1,204,924,420

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$676,508	$—	$—	$676,508
Equity Index Swap Agreements**	—	2,645,110	—	2,645,110
Total Liabilities	$676,508	$2,645,110	$—	$3,321,618

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

NASDAQ-100 ® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 3/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/22	Shares 6/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$14,130,599	$–	$–	$–	$(235,990)	$13,894,609	575,584	$72,001
Guggenheim Strategy Fund III	9,129,213	–	–	–	(159,316)	8,969,897	370,504	45,559
Guggenheim Ultra Short Duration Fund — Institutional Class	30,003,257	–	–	–	(429,056)	29,574,201	3,064,684	102,942
	$53,263,069	$–	$–	$–	$(824,362)	$52,438,707		$220,502

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 51.3%
Technology - 11.9%
Apple, Inc.	18,391	$2,514,417
Microsoft Corp.	8,946	2,297,601
NVIDIA Corp.	2,995	454,012
Broadcom, Inc.	488	237,075
Accenture plc — Class A	758	210,459
Adobe, Inc.*	565	206,824
Salesforce, Inc.*	1,188	196,067
Intel Corp.	4,890	182,935
QUALCOMM, Inc.	1,340	171,172
Texas Instruments, Inc.	1,102	169,322
International Business Machines Corp.	1,076	151,920
Advanced Micro Devices, Inc.*	1,937	148,122
Oracle Corp.	1,883	131,565
Intuit, Inc.	337	129,893
ServiceNow, Inc.*	240	114,125
Applied Materials, Inc.	1,057	96,166
Analog Devices, Inc.	626	91,452
Micron Technology, Inc.	1,336	73,854
Activision Blizzard, Inc.	935	72,799
Lam Research Corp.	166	70,741
Fidelity National Information Services, Inc.	731	67,011
Fiserv, Inc.*	696	61,923
KLA Corp.	179	57,115
Synopsys, Inc.*	183	55,577
Roper Technologies, Inc.	126	49,726
Cadence Design Systems, Inc.*	330	49,510
NXP Semiconductor N.V.	314	46,482
Fortinet, Inc.*	790	44,698
Autodesk, Inc.*	259	44,538
Paychex, Inc.	383	43,612
Cognizant Technology Solutions Corp. — Class A	623	42,046
HP, Inc.	1,260	41,303
Electronic Arts, Inc.	336	40,874
MSCI, Inc. — Class A	97	39,979
Microchip Technology, Inc.	665	38,623
ON Semiconductor Corp.*	518	26,061
ANSYS, Inc.*	103	24,647
Take-Two Interactive Software, Inc.*	189	23,158
Hewlett Packard Enterprise Co.	1,554	20,606
EPAM Systems, Inc.*	68	20,045
Monolithic Power Systems, Inc.	52	19,970
Broadridge Financial Solutions, Inc.	140	19,957
Zebra Technologies Corp. — Class A*	62	18,225
Skyworks Solutions, Inc.	191	17,694
Akamai Technologies, Inc.*	192	17,535
NetApp, Inc.	266	17,354
Teradyne, Inc.	192	17,194
Seagate Technology Holdings plc	236	16,860
Western Digital Corp.*	374	16,766
Leidos Holdings, Inc.	162	16,315
Tyler Technologies, Inc.*	49	16,292
Paycom Software, Inc.*	57	15,967
Jack Henry & Associates, Inc.	87	15,662
Citrix Systems, Inc.*	148	14,381
PTC, Inc.*	126	13,399
Qorvo, Inc.*	130	12,262
DXC Technology Co.*	292	8,851
Ceridian HCM Holding, Inc.*	164	7,721
Total Technology		8,840,460
Consumer, Non-cyclical - 11.5%
UnitedHealth Group, Inc.	1,122	576,293
Johnson & Johnson	3,148	558,802
Procter & Gamble Co.	2,870	412,677
Pfizer, Inc.	6,712	351,910
AbbVie, Inc.	2,113	323,627
Eli Lilly & Co.	943	305,749
Coca-Cola Co.	4,667	293,601
Merck & Company, Inc.	3,025	275,789
PepsiCo, Inc.	1,654	275,655
Thermo Fisher Scientific, Inc.	468	254,255
Abbott Laboratories	2,094	227,513
Danaher Corp.	774	196,224
Bristol-Myers Squibb Co.	2,546	196,042
Philip Morris International, Inc.	1,854	183,064
Amgen, Inc.	638	155,225
CVS Health Corp.	1,568	145,291
Medtronic plc	1,605	144,049
S&P Global, Inc.	415	139,880
Elevance Health, Inc.	288	138,983
Automatic Data Processing, Inc.	500	105,020
Mondelez International, Inc. — Class A	1,655	102,759
Cigna Corp.	380	100,138
PayPal Holdings, Inc.*	1,384	96,659
Zoetis, Inc.	562	96,602
Gilead Sciences, Inc.	1,500	92,715
Altria Group, Inc.	2,166	90,474
Vertex Pharmaceuticals, Inc.*	306	86,228
Intuitive Surgical, Inc.*	429	86,105
Becton Dickinson and Co.	341	84,067
Colgate-Palmolive Co.	1,002	80,300
Stryker Corp.	403	80,169
Regeneron Pharmaceuticals, Inc.*	129	76,256
Humana, Inc.	151	70,679
Edwards Lifesciences Corp.*	743	70,652
Estee Lauder Companies, Inc. — Class A	277	70,544
Boston Scientific Corp.*	1,709	63,694
Centene Corp.*	700	59,227
Moderna, Inc.*	414	59,140
McKesson Corp.	173	56,434
Kimberly-Clark Corp.	403	54,466
General Mills, Inc.	720	54,324
Archer-Daniels-Midland Co.	673	52,225
Moody's Corp.	192	52,218
Sysco Corp.	609	51,588
IQVIA Holdings, Inc.*	226	49,040
Corteva, Inc.	865	46,831
HCA Healthcare, Inc.	272	45,712
Constellation Brands, Inc. — Class A	195	45,447
Monster Beverage Corp.*	450	41,715
Baxter International, Inc.	602	38,666

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 51.3% (continued)
Consumer, Non-cyclical - 11.5% (continued)
Cintas Corp.	103	$38,474
Hershey Co.	175	37,653
Global Payments, Inc.	337	37,286
Kroger Co.	784	37,107
ResMed, Inc.	175	36,685
Biogen, Inc.*	175	35,689
IDEXX Laboratories, Inc.*	100	35,073
Dexcom, Inc.*	469	34,955
Illumina, Inc.*	188	34,660
Verisk Analytics, Inc. — Class A	188	32,541
Kraft Heinz Co.	848	32,343
Keurig Dr Pepper, Inc.	879	31,108
Tyson Foods, Inc. — Class A	348	29,949
Church & Dwight Company, Inc.	290	26,871
Equifax, Inc.	146	26,686
West Pharmaceutical Services, Inc.	88	26,609
Zimmer Biomet Holdings, Inc.	251	26,370
Laboratory Corporation of America Holdings	111	26,014
AmerisourceBergen Corp. — Class A	180	25,466
McCormick & Company, Inc.	298	24,808
STERIS plc	120	24,738
Waters Corp.*	71	23,500
Gartner, Inc.*	96	23,216
Catalent, Inc.*	214	22,960
Kellogg Co.	303	21,616
Quanta Services, Inc.	172	21,558
PerkinElmer, Inc.	151	21,475
United Rentals, Inc.*	86	20,890
Clorox Co.	147	20,724
Hologic, Inc.*	298	20,651
Align Technology, Inc.*	87	20,590
Conagra Brands, Inc.	574	19,654
Molina Healthcare, Inc.*	70	19,573
FleetCor Technologies, Inc.*	92	19,330
Quest Diagnostics, Inc.	140	18,617
Cooper Companies, Inc.	58	18,161
Incyte Corp.*	225	17,093
Cardinal Health, Inc.	326	17,040
J M Smucker Co.	130	16,641
Bio-Techne Corp.	47	16,292
Hormel Foods Corp.	338	16,008
Avery Dennison Corp.	98	15,863
Brown-Forman Corp. — Class B	219	15,365
Viatris, Inc.	1,449	15,171
Teleflex, Inc.	56	13,768
ABIOMED, Inc.*	55	13,613
Charles River Laboratories International, Inc.*	61	13,052
Bio-Rad Laboratories, Inc. — Class A*	26	12,870
Henry Schein, Inc.*	165	12,662
Lamb Weston Holdings, Inc.	172	12,291
Molson Coors Beverage Co. — Class B	225	12,265
Campbell Soup Co.	242	11,628
MarketAxess Holdings, Inc.	44	11,264
Organon & Co.	303	10,226
Nielsen Holdings plc	430	9,985
Robert Half International, Inc.	132	9,885
Rollins, Inc.	271	9,463
Dentsply Sirona, Inc.	257	9,183
Universal Health Services, Inc. — Class B	80	8,057
DaVita, Inc.*	72	5,757
Total Consumer, Non-cyclical		8,593,765
Financial - 7.7%
Berkshire Hathaway, Inc. — Class B*	2,164	590,815
JPMorgan Chase & Co.	3,513	395,599
Visa, Inc. — Class A	1,969	387,676
Mastercard, Inc. — Class A	1,026	323,682
Bank of America Corp.	8,481	264,014
Wells Fargo & Co.	4,533	177,558
American Tower Corp. — Class A REIT	556	142,108
Morgan Stanley	1,674	127,324
Goldman Sachs Group, Inc.	411	122,075
Charles Schwab Corp.	1,804	113,977
Citigroup, Inc.	2,322	106,789
Prologis, Inc. REIT	885	104,120
BlackRock, Inc. — Class A	170	103,537
American Express Co.	730	101,193
Chubb Ltd.	507	99,666
Marsh & McLennan Companies, Inc.	600	93,150
CME Group, Inc. — Class A	430	88,021
Crown Castle International Corp. REIT	518	87,221
Progressive Corp.	700	81,389
PNC Financial Services Group, Inc.	495	78,096
Truist Financial Corp.	1,593	75,556
U.S. Bancorp	1,617	74,414
Equinix, Inc. REIT	108	70,958
Aon plc — Class A	254	68,499
Intercontinental Exchange, Inc.	667	62,725
Public Storage REIT	183	57,219
MetLife, Inc.	827	51,927
Realty Income Corp. REIT	719	49,079
Capital One Financial Corp.	470	48,969
Travelers Companies, Inc.	287	48,540
American International Group, Inc.	948	48,471
Welltower, Inc. REIT	543	44,716
Digital Realty Trust, Inc. REIT	341	44,272
Prudential Financial, Inc.	448	42,865
Allstate Corp.	328	41,568
SBA Communications Corp. REIT	129	41,287
Arthur J Gallagher & Co.	251	40,923
Aflac, Inc.	708	39,174
Simon Property Group, Inc. REIT	392	37,209
Bank of New York Mellon Corp.	889	37,080
VICI Properties, Inc. REIT	1,151	34,288
M&T Bank Corp.	214	34,109
AvalonBay Communities, Inc. REIT	166	32,246
Discover Financial Services	336	31,779
Ameriprise Financial, Inc.	131	31,136

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 51.3% (continued)
Financial - 7.7% (continued)
T. Rowe Price Group, Inc.	272	$30,902
First Republic Bank	214	30,859
Equity Residential REIT	409	29,538
Weyerhaeuser Co. REIT	891	29,510
CBRE Group, Inc. — Class A*	391	28,782
SVB Financial Group*	70	27,649
Fifth Third Bancorp	820	27,552
Extra Space Storage, Inc. REIT	161	27,389
State Street Corp.	439	27,064
Willis Towers Watson plc	133	26,253
Hartford Financial Services Group, Inc.	393	25,714
Alexandria Real Estate Equities, Inc. REIT	177	25,670
Duke Realty Corp. REIT	460	25,277
Ventas, Inc. REIT	477	24,532
Mid-America Apartment Communities, Inc. REIT	138	24,105
Northern Trust Corp.	248	23,927
Cincinnati Financial Corp.	178	21,179
Nasdaq, Inc.	138	21,051
Regions Financial Corp.	1,118	20,963
Citizens Financial Group, Inc.	586	20,914
Raymond James Financial, Inc.	232	20,743
Huntington Bancshares, Inc.	1,721	20,704
Essex Property Trust, Inc. REIT	77	20,136
KeyCorp	1,114	19,194
Principal Financial Group, Inc.	281	18,768
W R Berkley Corp.	251	17,133
Camden Property Trust REIT	127	17,079
Iron Mountain, Inc. REIT	347	16,895
Healthpeak Properties, Inc. REIT	645	16,712
Synchrony Financial	599	16,544
UDR, Inc. REIT	357	16,436
Brown & Brown, Inc.	280	16,335
Boston Properties, Inc. REIT	171	15,216
Kimco Realty Corp. REIT	739	14,610
Cboe Global Markets, Inc.	127	14,375
Loews Corp.	232	13,748
Signature Bank	75	13,441
Host Hotels & Resorts, Inc. REIT	855	13,406
Everest Re Group Ltd.	47	13,173
Comerica, Inc.	155	11,374
Assurant, Inc.	65	11,235
Regency Centers Corp. REIT	186	11,032
Globe Life, Inc.	109	10,624
Zions Bancorp North America	181	9,213
Lincoln National Corp.	192	8,980
Federal Realty OP, LP REIT	85	8,138
Franklin Resources, Inc.	335	7,809
Invesco Ltd.	402	6,484
Vornado Realty Trust REIT	190	5,432
Total Financial		5,700,818
Communications - 6.6%
Amazon.com, Inc.*	10,465	1,111,488
Alphabet, Inc. — Class A*	360	784,534
Alphabet, Inc. — Class C*	330	721,858
Meta Platforms, Inc. — Class A*	2,743	442,309
Verizon Communications, Inc.	5,023	254,917
Cisco Systems, Inc.	4,969	211,878
Comcast Corp. — Class A	5,347	209,816
Walt Disney Co.*	2,179	205,698
AT&T, Inc.	8,563	179,481
T-Mobile US, Inc.*	704	94,716
Netflix, Inc.*	531	92,856
Booking Holdings, Inc.*	48	83,951
Charter Communications, Inc. — Class A*	138	64,657
Motorola Solutions, Inc.	200	41,920
Warner Bros Discovery, Inc.*	2,641	35,442
Twitter, Inc.*	912	34,100
Corning, Inc.	909	28,643
eBay, Inc.	670	27,919
CDW Corp.	162	25,525
Arista Networks, Inc.*	269	25,216
Match Group, Inc.*	342	23,834
VeriSign, Inc.*	113	18,908
Paramount Global — Class B	728	17,967
FactSet Research Systems, Inc.	45	17,306
Expedia Group, Inc.*	181	17,164
Omnicom Group, Inc.	246	15,648
NortonLifeLock, Inc.	695	15,262
Interpublic Group of Companies, Inc.	471	12,967
Lumen Technologies, Inc.	1,112	12,132
Fox Corp. — Class A	372	11,963
Etsy, Inc.*	152	11,128
F5, Inc.*	72	11,019
Juniper Networks, Inc.	386	11,001
News Corp. — Class A	465	7,245
DISH Network Corp. — Class A*	300	5,379
Fox Corp. — Class B	173	5,138
News Corp. — Class B	143	2,272
Total Communications		4,893,257
Consumer, Cyclical - 4.7%
Tesla, Inc.*	1,004	676,114
Home Depot, Inc.	1,236	338,998
Costco Wholesale Corp.	530	254,018
McDonald's Corp.	885	218,489
Walmart, Inc.	1,678	204,011
NIKE, Inc. — Class B	1,518	155,139
Lowe's Companies, Inc.	790	137,989
Starbucks Corp.	1,372	104,807
TJX Companies, Inc.	1,405	78,469
Target Corp.	553	78,100
Dollar General Corp.	274	67,250
General Motors Co.*	1,743	55,358
Ford Motor Co.	4,723	52,567
O'Reilly Automotive, Inc.*	79	49,909
AutoZone, Inc.*	23	49,430
Marriott International, Inc. — Class A	328	44,611
Chipotle Mexican Grill, Inc. — Class A*	33	43,140
Dollar Tree, Inc.*	269	41,924
Yum! Brands, Inc.	341	38,707
Hilton Worldwide Holdings, Inc.	332	36,998
Fastenal Co.	688	34,345
PACCAR, Inc.	416	34,253
Cummins, Inc.	168	32,513
Walgreens Boots Alliance, Inc.	857	32,480
Ross Stores, Inc.	420	29,497

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 51.3% (continued)
Consumer, Cyclical - 4.7% (continued)
Aptiv plc*	323	$28,769
Copart, Inc.*	256	27,817
Tractor Supply Co.	133	25,782
Southwest Airlines Co.*	709	25,609
DR Horton, Inc.	382	25,285
Ulta Beauty, Inc.*	62	23,900
WW Grainger, Inc.	51	23,176
Genuine Parts Co.	169	22,477
Delta Air Lines, Inc.*	767	22,220
Lennar Corp. — Class A	309	21,806
CarMax, Inc.*	191	17,282
VF Corp.	386	17,050
Darden Restaurants, Inc.	148	16,742
Pool Corp.	47	16,508
Domino's Pizza, Inc.	42	16,368
NVR, Inc.*	4	16,016
Best Buy Company, Inc.	242	15,776
LKQ Corp.	311	15,267
United Airlines Holdings, Inc.*	391	13,849
Las Vegas Sands Corp.*	411	13,806
Live Nation Entertainment, Inc.*	164	13,543
Hasbro, Inc.	157	12,855
Advance Auto Parts, Inc.	73	12,635
MGM Resorts International	422	12,217
PulteGroup, Inc.	284	11,255
Whirlpool Corp.	67	10,376
American Airlines Group, Inc.*	777	9,852
Caesars Entertainment, Inc.*	256	9,805
BorgWarner, Inc.	286	9,544
Royal Caribbean Cruises Ltd.*	268	9,356
Tapestry, Inc.	301	9,187
Carnival Corp.*	971	8,399
Newell Brands, Inc.	440	8,378
Bath & Body Works, Inc.	285	7,672
Wynn Resorts Ltd.*	126	7,179
Alaska Air Group, Inc.*	151	6,048
Penn National Gaming, Inc.*	195	5,932
Norwegian Cruise Line Holdings Ltd.*,1	500	5,560
Ralph Lauren Corp. — Class A	55	4,931
PVH Corp.	80	4,552
Total Consumer, Cyclical		3,473,897
Industrial - 3.9%
Raytheon Technologies Corp.	1,778	170,884
United Parcel Service, Inc. — Class B	878	160,270
Union Pacific Corp.	750	159,960
Honeywell International, Inc.	813	141,308
Lockheed Martin Corp.	283	121,679
Caterpillar, Inc.	638	114,049
Deere & Co.	334	100,023
Boeing Co.*	665	90,919
3M Co.	681	88,128
General Electric Co.	1,317	83,853
Northrop Grumman Corp.	175	83,750
CSX Corp.	2,601	75,585
Waste Management, Inc.	456	69,759
Norfolk Southern Corp.	285	64,778
FedEx Corp.	285	64,612
Illinois Tool Works, Inc.	338	61,601
General Dynamics Corp.	275	60,844
Eaton Corporation plc	477	60,097
Emerson Electric Co.	710	56,473
L3Harris Technologies, Inc.	230	55,591
Amphenol Corp. — Class A	714	45,967
TE Connectivity Ltd.	385	43,563
Agilent Technologies, Inc.	359	42,638
Johnson Controls International plc	832	39,836
Parker-Hannifin Corp.	154	37,892
Trane Technologies plc	280	36,364
Carrier Global Corp.	1,015	36,195
Otis Worldwide Corp.	505	35,688
TransDigm Group, Inc.*	62	33,273
Republic Services, Inc. — Class A	248	32,456
Mettler-Toledo International, Inc.*	27	31,017
AMETEK, Inc.	276	30,330
Keysight Technologies, Inc.*	218	30,051
Old Dominion Freight Line, Inc.	110	28,191
Rockwell Automation, Inc.	138	27,505
Ball Corp.	382	26,270
Fortive Corp.	429	23,329
Vulcan Materials Co.	158	22,452
Martin Marietta Materials, Inc.	75	22,443
Amcor plc	1,797	22,337
Teledyne Technologies, Inc.*	56	21,006
Dover Corp.	172	20,867
Ingersoll Rand, Inc.	486	20,451
Expeditors International of Washington, Inc.	201	19,589
Jacobs Engineering Group, Inc.	154	19,578
Stanley Black & Decker, Inc.	181	18,980
Westinghouse Air Brake Technologies Corp.	218	17,894
Garmin Ltd.	182	17,882
Trimble, Inc.*	299	17,411
Xylem, Inc.	215	16,809
IDEX Corp.	91	16,528
Generac Holdings, Inc.*	76	16,004
J.B. Hunt Transport Services, Inc.	100	15,747
Textron, Inc.	256	15,634
Packaging Corporation of America	112	15,400
CH Robinson Worldwide, Inc.	151	15,307
Masco Corp.	281	14,219
Howmet Aerospace, Inc.	450	14,152
Nordson Corp.	64	12,956
Snap-on, Inc.	63	12,413
Westrock Co.	304	12,111
Allegion plc	105	10,279
Huntington Ingalls Industries, Inc.	47	10,237
Sealed Air Corp.	175	10,101
Fortune Brands Home & Security, Inc.	156	9,341
Pentair plc	198	9,062
A O Smith Corp.	155	8,475
Mohawk Industries, Inc.*	61	7,569
Total Industrial		2,947,962

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 51.3% (continued)
Energy - 2.3%
Exxon Mobil Corp.	5,039	$431,540
Chevron Corp.	2,350	340,233
ConocoPhillips	1,547	138,936
EOG Resources, Inc.	700	77,308
Occidental Petroleum Corp.	1,064	62,648
Schlumberger N.V.	1,690	60,434
Pioneer Natural Resources Co.	269	60,008
Marathon Petroleum Corp.	647	53,190
Valero Energy Corp.	488	51,865
Phillips 66	575	47,144
Williams Companies, Inc.	1,457	45,473
Devon Energy Corp.	734	40,451
Kinder Morgan, Inc.	2,333	39,101
Hess Corp.	331	35,066
Halliburton Co.	1,079	33,837
Baker Hughes Co.	1,119	32,306
Enphase Energy, Inc.*	162	31,629
ONEOK, Inc.	534	29,637
Coterra Energy, Inc. — Class A	964	24,862
Diamondback Energy, Inc.	200	24,230
Marathon Oil Corp.	846	19,018
SolarEdge Technologies, Inc.*	66	18,063
APA Corp.	404	14,100
Total Energy		1,711,079
Utilities - 1.6%
NextEra Energy, Inc.	2,350	182,031
Duke Energy Corp.	920	98,633
Southern Co.	1,271	90,635
Dominion Energy, Inc.	970	77,416
American Electric Power Company, Inc.	614	58,907
Sempra Energy	376	56,502
Exelon Corp.	1,172	53,115
Xcel Energy, Inc.	650	45,994
Consolidated Edison, Inc.	423	40,227
WEC Energy Group, Inc.	376	37,841
Public Service Enterprise Group, Inc.	597	37,778
Eversource Energy	413	34,886
American Water Works Company, Inc.	217	32,283
DTE Energy Co.	232	29,406
Edison International	456	28,838
Ameren Corp.	309	27,921
Entergy Corp.	242	27,259
FirstEnergy Corp.	683	26,220
PPL Corp.	880	23,874
CMS Energy Corp.	347	23,423
Constellation Energy Corp.	390	22,331
CenterPoint Energy, Inc.	753	22,274
Atmos Energy Corp.	166	18,608
Evergy, Inc.	274	17,879
Alliant Energy Corp.	300	17,583
AES Corp.	799	16,787
NiSource, Inc.	485	14,303
NRG Energy, Inc.	284	10,840
Pinnacle West Capital Corp.	135	9,871
Total Utilities		1,183,665
Basic Materials - 1.1%
Linde plc	602	173,093
Sherwin-Williams Co.	286	64,038
Air Products and Chemicals, Inc.	265	63,727
Newmont Corp.	949	56,627
Freeport-McMoRan, Inc.	1,733	50,707
Ecolab, Inc.	297	45,667
Dow, Inc.	870	44,901
International Flavors & Fragrances, Inc.	304	36,212
DuPont de Nemours, Inc.	608	33,793
Nucor Corp.	318	33,202
PPG Industries, Inc.	282	32,244
Albemarle Corp.	140	29,257
LyondellBasell Industries N.V. — Class A	309	27,025
CF Industries Holdings, Inc.	249	21,347
Mosaic Co.	433	20,451
International Paper Co.	443	18,531
FMC Corp.	151	16,158
Celanese Corp. — Class A	129	15,172
Eastman Chemical Co.	153	13,735
Total Basic Materials		795,887
Total Common Stocks
(Cost $40,312,771)		38,140,790

MUTUAL FUNDS† - 36.3%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	1,614,586	15,580,757
Guggenheim Strategy Fund II2	287,239	6,933,945
Guggenheim Strategy Fund III[2]	184,563	4,468,262
Total Mutual Funds
(Cost $27,730,528)		26,982,964

	Face Amount
U.S. TREASURY BILLS†† - 16.5%
U.S. Cash Management Bill
1.34% due 10/04/22[3,4]	$8,079,000	8,040,518
1.78% due 10/04/22[4]	2,000,000	1,990,474
U.S. Treasury Bills
1.02% due 07/19/22[4,5]	2,281,000	2,279,834
Total U.S. Treasury Bills
(Cost $12,319,697)		12,310,826

REPURCHASE AGREEMENTS††,6 - 15.3%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22[3]	6,386,817	6,386,817
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22[3]	2,487,261	2,487,261
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22[3]	2,462,635	2,462,635
Total Repurchase Agreements
(Cost $11,336,713)		11,336,713

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
SECURITIES LENDING COLLATERAL†,7 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[8]	4,500	$4,500
Total Securities Lending Collateral
(Cost $4,500)		4,500
Total Investments - 119.4%
(Cost $91,704,209)		$88,775,793
Other Assets & Liabilities, net - (19.4)%		(14,444,289)
Total Net Assets - 100.0%		$74,331,504

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	206	Sep 2022	$39,031,850	$(1,143,014)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	Pay	2.03% (Federal Funds Rate + 0.45%)	At Maturity	11/17/22	2,951	$11,170,522	$(50,023)
BNP Paribas	S&P 500 Index	Pay	2.18% (Federal Funds Rate + 0.60%)	At Maturity	11/17/22	866	3,278,083	(442,294)
Barclays Bank plc	S&P 500 Index	Pay	1.96% (SOFR + 0.45%)	At Maturity	11/16/22	5,256	19,894,310	(3,108,171)
							$34,342,915	$(3,600,488)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2022.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2022.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of June 30, 2022.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$38,140,790	$—	$—	$38,140,790
Mutual Funds	26,982,964	—	—	26,982,964
U.S. Treasury Bills	—	12,310,826	—	12,310,826
Repurchase Agreements	—	11,336,713	—	11,336,713
Securities Lending Collateral	4,500	—	—	4,500
Total Assets	$65,128,254	$23,647,539	$—	$88,775,793

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$1,143,014	$—	$—	$1,143,014
Equity Index Swap Agreements**	—	3,600,488	—	3,600,488
Total Liabilities	$1,143,014	$3,600,488	$—	$4,743,502

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 3/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/22	Shares 6/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$7,051,713	$–	$–	$–	$(117,768)	$6,933,945	287,239	$35,931
Guggenheim Strategy Fund III	4,547,624	–	–	–	(79,362)	4,468,262	184,563	22,695
Guggenheim Ultra Short Duration Fund — Institutional Class	23,837,568	–	(8,000,000)	(150,552)	(106,259)	15,580,757	1,614,586	65,562
	$35,436,905	$–	$(8,000,000)	$(150,552)	$(303,389)	$26,982,964		$124,188

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 96.6%
Mining - 96.6%
Newmont Corp.	117,207	$6,993,742
Freeport-McMoRan, Inc.	218,376	6,389,682
Barrick Gold Corp.	307,168	5,433,802
Franco-Nevada Corp.	38,346	5,045,567
Agnico Eagle Mines Ltd.	96,417	4,412,042
Wheaton Precious Metals Corp.	112,151	4,040,800
Gold Fields Ltd. ADR[1]	306,700	2,797,104
Royal Gold, Inc.	25,083	2,678,363
Sibanye Stillwater Ltd. ADR	259,431	2,586,527
AngloGold Ashanti Ltd. ADR	166,979	2,469,619
Yamana Gold, Inc.	446,766	2,077,462
Kinross Gold Corp.	578,090	2,069,562
Pan American Silver Corp.	100,636	1,979,510
B2Gold Corp.	554,059	1,878,260
SSR Mining, Inc.	110,083	1,838,386
Alamos Gold, Inc. — Class A	238,083	1,671,343
Harmony Gold Mining Company Ltd. ADR	438,828	1,373,531
Hecla Mining Co.	349,307	1,369,283
First Majestic Silver Corp.	186,382	1,338,223
Osisko Gold Royalties Ltd.[1]	130,611	1,319,171
Novagold Resources, Inc.*	253,202	1,217,901
MAG Silver Corp.*	89,793	1,092,781
Equinox Gold Corp.*	242,309	1,075,852
Eldorado Gold Corp.*	165,526	1,057,711
Sandstorm Gold Ltd.	177,066	1,053,543
Seabridge Gold, Inc.*	77,876	967,999
SilverCrest Metals, Inc.*	153,584	938,398
Coeur Mining, Inc.*	295,300	897,712
Fortuna Silver Mines, Inc.*	310,541	881,936
IAMGOLD Corp.*	496,800	799,848
Endeavour Silver Corp.*,1	230,170	722,734
Silvercorp Metals, Inc.	257,954	639,726
Gatos Silver, Inc.*,1	159,740	458,454
Total Mining		71,566,574
Total Common Stocks
(Cost $77,638,064)		71,566,574

EXCHANGE-TRADED FUNDS† - 2.9%
VanEck Junior Gold Miners ETF	67,938	2,174,016
Total Exchange-Traded Funds
(Cost $2,031,409)		2,174,016

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.1%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$460,654	460,654
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	179,396	179,396
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	177,619	177,619
Total Repurchase Agreements
(Cost $817,669)		817,669

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.8%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[4]	2,818,222	2,818,222
Total Securities Lending Collateral
(Cost $2,818,222)		2,818,222
Total Investments - 104.4%
(Cost $83,305,364)		$77,376,481
Other Assets & Liabilities, net - (4.4)%		(3,276,112)
Total Net Assets - 100.0%		$74,100,369

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2022.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$71,566,574	$—	$—	$71,566,574
Exchange-Traded Funds	2,174,016	—	—	2,174,016
Repurchase Agreements	—	817,669	—	817,669
Securities Lending Collateral	2,818,222	—	—	2,818,222
Total Assets	$76,558,812	$817,669	$—	$77,376,481

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 99.3%
REITs - 92.4%
REITs-Diversified - 25.9%
American Tower Corp. — Class A	316	$80,766
Crown Castle International Corp.	390	65,668
Equinix, Inc.	88	57,818
Digital Realty Trust, Inc.	351	45,570
SBA Communications Corp.	142	45,447
VICI Properties, Inc.	1,282	38,191
Weyerhaeuser Co.	1,095	36,266
Duke Realty Corp.	603	33,135
WP Carey, Inc.	351	29,084
Gaming and Leisure Properties, Inc.	535	24,535
Lamar Advertising Co. — Class A	257	22,608
National Storage Affiliates Trust	375	18,776
Rayonier, Inc.	470	17,569
Vornado Realty Trust	599	17,125
PS Business Parks, Inc.	89	16,656
EPR Properties	299	14,032
Broadstone Net Lease, Inc.	648	13,291
PotlatchDeltic Corp.	293	12,948
Outfront Media, Inc.	727	12,323
National Health Investors, Inc.	196	11,880
Uniti Group, Inc.	1,146	10,795
New Residential Investment Corp.	1,108	10,327
Washington Real Estate Investment Trust	472	10,058
Total REITs-Diversified		644,868
REITs-Apartments - 12.6%
AvalonBay Communities, Inc.	200	38,850
Equity Residential	525	37,916
Mid-America Apartment Communities, Inc.	194	33,886
Invitation Homes, Inc.	946	33,659
Essex Property Trust, Inc.	118	30,858
Camden Property Trust	209	28,106
UDR, Inc.	610	28,084
American Homes 4 Rent — Class A	730	25,871
American Campus Communities, Inc.*	340	21,920
Apartment Income REIT Corp.	459	19,094
Independence Realty Trust, Inc.	738	15,299
Total REITs-Apartments		313,543
REITs-Health Care - 8.7%
Welltower, Inc.	541	44,551
Ventas, Inc.	640	32,915
Healthpeak Properties, Inc.	1,037	26,869
Medical Properties Trust, Inc.	1,469	22,432
Omega Healthcare Investors, Inc.	664	18,718
Healthcare Trust of America, Inc. — Class A	642	17,918
Physicians Realty Trust	803	14,012
Healthcare Realty Trust, Inc.	503	13,682
Sabra Health Care REIT, Inc.	905	12,643
CareTrust REIT, Inc.	526	9,699
Total REITs-Health Care		213,439
REITs-Office Property - 8.4%
Alexandria Real Estate Equities, Inc.	262	37,998
Boston Properties, Inc.	309	27,495
Kilroy Realty Corp.	350	18,316
Cousins Properties, Inc.	517	15,112
Douglas Emmett, Inc.	639	14,301
Highwoods Properties, Inc.	412	14,086
Equity Commonwealth*	472	12,994
LXP Industrial Trust	1,204	12,931
Corporate Office Properties Trust	482	12,624
SL Green Realty Corp.	271	12,507
JBG SMITH Properties	521	12,316
Hudson Pacific Properties, Inc.	707	10,492
Brandywine Realty Trust	975	9,399
Total REITs-Office Property		210,571
REITs-Warehouse/Industries - 7.8%
Prologis, Inc.	574	67,531
Rexford Industrial Realty, Inc.	391	22,518
Americold Realty Trust, Inc.	703	21,118
EastGroup Properties, Inc.	124	19,137
First Industrial Realty Trust, Inc.	388	18,422
STAG Industrial, Inc.	552	17,046
Terreno Realty Corp.	267	14,880
Innovative Industrial Properties, Inc.	119	13,075
Total REITs-Warehouse/Industries		193,727
REITs-Storage - 6.5%
Public Storage	175	54,717
Extra Space Storage, Inc.	211	35,895
Iron Mountain, Inc.	571	27,802
Life Storage, Inc.	202	22,555
CubeSmart	524	22,385
Total REITs-Storage		163,354
REITs-Shopping Centers - 6.0%
Kimco Realty Corp.	1,300	25,701
Regency Centers Corp.	398	23,605
Federal Realty OP, LP	214	20,488
Brixmor Property Group, Inc.	887	17,926
Phillips Edison & Company, Inc.[1]	453	15,135
Kite Realty Group Trust	805	13,918
SITE Centers Corp.	894	12,042
Retail Opportunity Investments Corp.	646	10,194
Acadia Realty Trust	556	8,685
Total REITs-Shopping Centers		147,694
REITs-Single Tenant - 5.4%
Realty Income Corp.	680	46,417
National Retail Properties, Inc.	477	20,511
STORE Capital Corp.	746	19,456
Agree Realty Corp.	248	17,888
Spirit Realty Capital, Inc.	439	16,585
Essential Properties Realty Trust, Inc.	564	12,120
Total REITs-Single Tenant		132,977
REITs-Hotels - 3.7%
Host Hotels & Resorts, Inc.	1,473	23,097

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
REITs - 92.4% (continued)
REITs-Hotels - 3.7% (continued)
Ryman Hospitality Properties, Inc.*	199	$15,130
Apple Hospitality REIT, Inc.	877	12,866
Park Hotels & Resorts, Inc.	939	12,742
Sunstone Hotel Investors, Inc.*	1,051	10,426
Pebblebrook Hotel Trust	619	10,257
RLJ Lodging Trust	870	9,596
Total REITs-Hotels		94,114
REITs-Mortgage - 2.9%
Starwood Property Trust, Inc.	894	18,676
Blackstone Mortgage Trust, Inc. — Class A	586	16,215
Arbor Realty Trust, Inc.	877	11,498
Chimera Investment Corp.	1,288	11,360
AGNC Investment Corp.	995	11,015
Total REITs-Mortgage		68,764
REITs-Manufactured Homes - 2.4%
Sun Communities, Inc.	204	32,509
Equity LifeStyle Properties, Inc.	371	26,144
Total REITs-Manufactured Homes		58,653
REITs-Regional Malls - 2.1%
Simon Property Group, Inc.	437	41,480
Macerich Co.	1,121	9,764
Total REITs-Regional Malls		51,244
Total REITs		2,292,948
Real Estate - 4.6%
Real Estate Management/Services - 4.0%
CBRE Group, Inc. — Class A*	503	37,026
Jones Lang LaSalle, Inc.*	133	23,257
Cushman & Wakefield plc*	914	13,929
eXp World Holdings, Inc.	842	9,910
Anywhere Real Estate, Inc.*	807	7,933
Redfin Corp.*	905	7,457
Total Real Estate Management/Services		99,512
Real Estate Operations/Development - 0.6%
Howard Hughes Corp.*	217	14,767
Total Real Estate		114,279
Internet - 1.7%
E-Commerce/Services - 1.7%
Zillow Group, Inc. — Class C*	670	21,272
Zillow Group, Inc. — Class A*	667	21,217
Total E-Commerce/Services		42,489
Total Internet		42,489
Diversified Financial Services - 0.6%
Finance-Commercial - 0.6%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.[1]	370	14,008
Total Common Stocks
(Cost $1,950,285)		2,463,724

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$10,381	10,381
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	4,043	4,043
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	4,003	4,003
Total Repurchase Agreements
(Cost $18,427)		18,427

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.7%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[4]	16,643	16,643
Total Securities Lending Collateral
(Cost $16,643)		16,643
Total Investments - 100.7%
(Cost $1,985,355)		$2,498,794
Other Assets & Liabilities, net - (0.7)%		(18,320)
Total Net Assets - 100.0%		$2,480,474

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2022.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,463,724	$—	$—	$2,463,724
Repurchase Agreements	—	18,427	—	18,427
Securities Lending Collateral	16,643	—	—	16,643
Total Assets	$2,480,367	$18,427	$—	$2,498,794

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 99.5%
Retail - 63.4%
Walmart, Inc.	4,655	$565,955
Home Depot, Inc.	1,933	530,164
Costco Wholesale Corp.	815	390,613
Lowe's Companies, Inc.	1,928	336,764
TJX Companies, Inc.	4,493	250,934
Target Corp.	1,768	249,695
Dollar General Corp.	968	237,586
AutoZone, Inc.*	98	210,614
O'Reilly Automotive, Inc.*	331	209,112
Dollar Tree, Inc.*	1,216	189,514
Walgreens Boots Alliance, Inc.	4,615	174,908
Ross Stores, Inc.	2,147	150,784
Tractor Supply Co.	757	146,744
Genuine Parts Co.	1,046	139,118
Ulta Beauty, Inc.*	358	138,002
CarMax, Inc.*	1,384	125,224
Best Buy Company, Inc.	1,810	117,994
Advance Auto Parts, Inc.	604	104,546
Lithia Motors, Inc. — Class A	349	95,909
GameStop Corp. — Class A*,1	776	94,905
BJ's Wholesale Club Holdings, Inc.*	1,483	92,420
Burlington Stores, Inc.*	659	89,776
Williams-Sonoma, Inc.	777	86,208
AutoNation, Inc.*	770	86,055
Floor & Decor Holdings, Inc. — Class A*	1,352	85,122
Dick's Sporting Goods, Inc.[1]	1,064	80,194
Five Below, Inc.*	691	78,380
Murphy USA, Inc.	332	77,313
Bath & Body Works, Inc.	2,667	71,796
RH*	333	70,683
Macy's, Inc.	3,823	70,037
Asbury Automotive Group, Inc.*	393	66,551
Kohl's Corp.	1,715	61,208
Ollie's Bargain Outlet Holdings, Inc.*	999	58,691
Academy Sports & Outdoors, Inc.	1,602	56,935
Nordstrom, Inc.[1]	2,627	55,508
Gap, Inc.	6,413	52,843
Signet Jewelers Ltd.	925	49,450
Victoria's Secret & Co.*	1,672	46,766
Foot Locker, Inc.	1,852	46,763
American Eagle Outfitters, Inc.[1]	3,664	40,963
Abercrombie & Fitch Co. — Class A*	1,687	28,544
Big Lots, Inc.	1,178	24,703
Bed Bath & Beyond, Inc.*,1	3,845	19,110
Carvana Co.*	770	17,387
Total Retail		5,972,491
Internet - 33.1%
Amazon.com, Inc.*	9,467	1,005,490
Booking Holdings, Inc.*	150	262,349
Alibaba Group Holding Ltd. ADR*	2,101	238,842
DoorDash, Inc. — Class A*	2,590	166,200
JD.com, Inc. ADR	2,495	160,229
MercadoLibre, Inc.*	245	156,033
eBay, Inc.	3,717	154,888
Pinduoduo, Inc. ADR*	2,152	132,994
Chewy, Inc. — Class A*,1	3,724	129,297
Trip.com Group Ltd. ADR*	4,709	129,262
Expedia Group, Inc.*	1,292	122,520
Coupang, Inc.*	8,328	106,182
Etsy, Inc.*	1,368	100,151
Fiverr International Ltd.*	2,629	90,411
Wayfair, Inc. — Class A*,1	1,568	68,302
Revolve Group, Inc.*	1,697	43,969
Overstock.com, Inc.*	1,245	31,138
Stitch Fix, Inc. — Class A*	4,164	20,570
Total Internet		3,118,827
Distribution & Wholesale - 2.6%
Pool Corp.	350	122,931
LKQ Corp.	2,472	121,350
Total Distribution & Wholesale		244,281
Apparel - 0.4%
Urban Outfitters, Inc.*	2,123	39,615
Total Common Stocks
(Cost $7,868,454)		9,375,214

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$24,161	24,161
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	9,409	9,409
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	9,316	9,316
Total Repurchase Agreements
(Cost $42,886)		42,886

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.5%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[4]	420,344	420,344
Total Securities Lending Collateral
(Cost $420,344)		420,344
Total Investments - 104.5%
(Cost $8,331,684)		$9,838,444
Other Assets & Liabilities, net - (4.5)%		(420,112)
Total Net Assets - 100.0%		$9,418,332

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2022.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,375,214	$—	$—	$9,375,214
Repurchase Agreements	—	42,886	—	42,886
Securities Lending Collateral	420,344	—	—	420,344
Total Assets	$9,795,558	$42,886	$—	$9,838,444

Russell 2000 ® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 68.3%
Financial - 16.5%
SouthState Corp.	161	$12,421
STAG Industrial, Inc. REIT	387	11,951
Agree Realty Corp. REIT	159	11,469
Glacier Bancorp, Inc.	238	11,286
Selective Insurance Group, Inc.	128	11,128
First Financial Bankshares, Inc.	279	10,956
Kinsale Capital Group, Inc.	46	10,563
Blackstone Mortgage Trust, Inc. — Class A REIT	365	10,100
United Bankshares, Inc.	284	9,960
Independence Realty Trust, Inc. REIT	475	9,847
RLI Corp.	84	9,794
Valley National Bancorp	924	9,619
Old National Bancorp	629	9,303
Cadence Bank	393	9,228
Terreno Realty Corp. REIT	159	8,861
Healthcare Realty Trust, Inc. REIT	325	8,840
Essent Group Ltd.	226	8,791
Ryman Hospitality Properties, Inc. REIT*	115	8,743
Houlihan Lokey, Inc.	109	8,603
ServisFirst Bancshares, Inc.	108	8,523
Home BancShares, Inc.	408	8,474
Physicians Realty Trust REIT	482	8,411
Hancock Whitney Corp.	185	8,201
Phillips Edison & Company, Inc. REIT[1]	245	8,185
UMB Financial Corp.	94	8,093
Kite Realty Group Trust REIT	467	8,074
PS Business Parks, Inc. REIT	43	8,047
Independent Bank Corp.	100	7,943
First Interstate BancSystem, Inc. — Class A	201	7,660
Broadstone Net Lease, Inc. REIT	363	7,445
Radian Group, Inc.	372	7,310
Community Bank System, Inc.	114	7,214
CVB Financial Corp.	290	7,195
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	183	6,928
Sabra Health Care REIT, Inc.	495	6,915
United Community Banks, Inc.	228	6,883
Apple Hospitality REIT, Inc.	461	6,763
Innovative Industrial Properties, Inc. REIT	60	6,592
LXP Industrial Trust REIT	607	6,519
PotlatchDeltic Corp. REIT	146	6,452
Eastern Bankshares, Inc.	345	6,369
Equity Commonwealth REIT*	231	6,359
Walker & Dunlop, Inc.	66	6,358
Corporate Office Properties Trust REIT	242	6,338
BankUnited, Inc.	175	6,225
American Equity Investment Life Holding Co.	167	6,107
Cathay General Bancorp	154	6,029
Essential Properties Realty Trust, Inc. REIT	280	6,017
Federated Hermes, Inc. — Class B	188	5,977
Pacific Premier Bancorp, Inc.	201	5,877
Associated Banc-Corp.	320	5,843
National Health Investors, Inc. REIT	95	5,758
Texas Capital Bancshares, Inc.*	109	5,738
Mr Cooper Group, Inc.*	156	5,731
Ameris Bancorp	142	5,706
Simmons First National Corp. — Class A	268	5,698
SITE Centers Corp. REIT	418	5,630
WSFS Financial Corp.	138	5,532
Atlantic Union Bankshares Corp.	161	5,461
Moelis & Co. — Class A	138	5,430
First BanCorp	420	5,422
Independent Bank Group, Inc.	79	5,365
Enstar Group Ltd.*	25	5,350
Outfront Media, Inc. REIT	314	5,322
Cushman & Wakefield plc*	341	5,197
Hamilton Lane, Inc. — Class A	76	5,106
Trupanion, Inc.*	84	5,062
Fulton Financial Corp.	336	4,855
Columbia Banking System, Inc.	169	4,842
Uniti Group, Inc. REIT	509	4,795
Kennedy-Wilson Holdings, Inc.	253	4,792
International Bancshares Corp.	117	4,689
Pebblebrook Hotel Trust REIT	279	4,623
Artisan Partners Asset Management, Inc. — Class A	129	4,589
Four Corners Property Trust, Inc. REIT	172	4,574
Sunstone Hotel Investors, Inc. REIT*	461	4,573
Chimera Investment Corp. REIT	510	4,498
CNO Financial Group, Inc.	247	4,468
Axos Financial, Inc.*	123	4,410
First Merchants Corp.	123	4,381
Arbor Realty Trust, Inc. REIT	333	4,366
Jackson Financial, Inc. — Class A	162	4,333
Seacoast Banking Corporation of Florida	130	4,295
Focus Financial Partners, Inc. — Class A*	124	4,223
Piper Sandler Cos.	37	4,194
Washington Federal, Inc.	139	4,173
Banner Corp.	73	4,103
Retail Opportunity Investments Corp. REIT	259	4,087
Macerich Co. REIT	462	4,024
BancFirst Corp.	42	4,020
Washington Real Estate Investment Trust REIT	187	3,985
Flagstar Bancorp, Inc.	112	3,970
Bread Financial Holdings, Inc.	107	3,965
WesBanco, Inc.	125	3,964
McGrath RentCorp	52	3,952
TowneBank	144	3,910
RLJ Lodging Trust REIT	353	3,894
First Financial Bancorp	200	3,880
Genworth Financial, Inc. — Class A*	1,091	3,851
Trustmark Corp.	131	3,824

Russell 2000 ® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
CareTrust REIT, Inc.	207	$3,817
Park National Corp.	31	3,759
InvenTrust Properties Corp. REIT	145	3,740
Urban Edge Properties REIT	245	3,726
Easterly Government Properties, Inc. REIT	195	3,713
Sandy Spring Bancorp, Inc.	95	3,712
DiamondRock Hospitality Co. REIT*	450	3,695
Two Harbors Investment Corp. REIT	741	3,690
Heartland Financial USA, Inc.	88	3,656
Stock Yards Bancorp, Inc.	61	3,649
Silvergate Capital Corp. — Class A*	67	3,587
PJT Partners, Inc. — Class A	51	3,584
Provident Financial Services, Inc.	160	3,562
Xenia Hotels & Resorts, Inc. REIT*	245	3,560
Lakeland Financial Corp.	53	3,520
Hilltop Holdings, Inc.	132	3,519
Brandywine Realty Trust REIT	364	3,509
Navient Corp.	249	3,484
Piedmont Office Realty Trust, Inc. — Class A REIT	264	3,464
Hope Bancorp, Inc.	249	3,446
Cohen & Steers, Inc.	54	3,434
Horace Mann Educators Corp.	89	3,416
NBT Bancorp, Inc.	90	3,383
Renasant Corp.	117	3,371
Palomar Holdings, Inc.*	52	3,349
Northwest Bancshares, Inc.	261	3,341
Bank of NT Butterfield & Son Ltd.	107	3,337
Veritex Holdings, Inc.	113	3,306
Claros Mortgage Trust, Inc.	197	3,300
Eagle Bancorp, Inc.	68	3,224
Triumph Bancorp, Inc.*	51	3,191
LTC Properties, Inc. REIT	83	3,186
Global Net Lease, Inc. REIT	223	3,158
Enterprise Financial Services Corp.	76	3,154
Apollo Commercial Real Estate Finance, Inc. REIT	302	3,153
American Assets Trust, Inc. REIT	106	3,148
Cannae Holdings, Inc.*	162	3,133
Acadia Realty Trust REIT	200	3,124
Westamerica BanCorp	56	3,117
TriCo Bancshares	68	3,104
PRA Group, Inc.*	85	3,091
Tanger Factory Outlet Centers, Inc. REIT	217	3,086
Newmark Group, Inc. — Class A	317	3,065
NexPoint Residential Trust, Inc. REIT	49	3,063
FB Financial Corp.	78	3,059
BRP Group, Inc. — Class A*	125	3,019
NMI Holdings, Inc. — Class A*	181	3,014
Safety Insurance Group, Inc.	31	3,010
Encore Capital Group, Inc.*	52	3,004
StepStone Group, Inc. — Class A	113	2,941
St. Joe Co.	74	2,927
Paramount Group, Inc. REIT	400	2,892
StoneX Group, Inc.*	37	2,889
Stewart Information Services Corp.	58	2,885
Compass Diversified Holdings	130	2,785
Alexander & Baldwin, Inc. REIT	155	2,782
PennyMac Financial Services, Inc.	63	2,754
ProAssurance Corp.	116	2,741
Nelnet, Inc. — Class A	32	2,728
PennyMac Mortgage Investment Trust REIT	197	2,725
Centerspace REIT	33	2,691
First Commonwealth Financial Corp.	200	2,684
First Bancorp	76	2,652
OFG Bancorp	102	2,591
Ladder Capital Corp. — Class A REIT	244	2,572
Virtus Investment Partners, Inc.	15	2,565
Capitol Federal Financial, Inc.	279	2,561
City Holding Co.	32	2,556
LendingClub Corp.*	217	2,537
First Busey Corp.	111	2,536
Mercury General Corp.	57	2,525
Argo Group International Holdings Ltd.	68	2,506
Employers Holdings, Inc.	59	2,472
Southside Bancshares, Inc.	66	2,470
Berkshire Hills Bancorp, Inc.	99	2,452
Veris Residential, Inc. REIT*	185	2,449
Radius Global Infrastructure, Inc. — Class A*	160	2,442
Franklin BSP Realty Trust, Inc. REIT	181	2,440
Anywhere Real Estate, Inc.*	248	2,438
National Bank Holdings Corp. — Class A	63	2,411
Meta Financial Group, Inc.	62	2,398
Getty Realty Corp. REIT	90	2,385
Live Oak Bancshares, Inc.	70	2,372
OceanFirst Financial Corp.	124	2,372
MFA Financial, Inc. REIT	220	2,365
Bancorp, Inc.*	119	2,323
BGC Partners, Inc. — Class A	685	2,308
S&T Bancorp, Inc.	84	2,304
First Foundation, Inc.	110	2,253
New York Mortgage Trust, Inc. REIT	815	2,249
Customers Bancorp, Inc.*	66	2,237
Brookline Bancorp, Inc.	163	2,170
Tompkins Financial Corp.	30	2,163
Dime Community Bancshares, Inc.	72	2,135
AMERISAFE, Inc.	41	2,132
Flywire Corp.*	119	2,098
Necessity Retail REIT, Inc.	287	2,089
Empire State Realty Trust, Inc. — Class A REIT	296	2,081
Banc of California, Inc.	118	2,079
Office Properties Income Trust REIT	103	2,055
Apartment Investment and Management Co. — Class A REIT*	321	2,054

Russell 2000 ® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
Compass, Inc. — Class A*	559	$2,018
German American Bancorp, Inc.	59	2,017
Redwood Trust, Inc. REIT	258	1,989
Preferred Bank/Los Angeles CA	29	1,973
Marcus & Millichap, Inc.	53	1,960
Enova International, Inc.*	68	1,960
James River Group Holdings Ltd.	79	1,958
Industrial Logistics Properties Trust REIT	139	1,957
ConnectOne Bancorp, Inc.	80	1,956
Farmer Mac — Class C	20	1,953
iStar, Inc. REIT	142	1,947
Lakeland Bancorp, Inc.	133	1,944
QCR Holdings, Inc.	36	1,944
NETSTREIT Corp. REIT	103	1,944
KKR Real Estate Finance Trust, Inc. REIT	111	1,937
Premier Financial Corp.	76	1,927
Ready Capital Corp. REIT	159	1,895
Nicolet Bankshares, Inc.*	26	1,881
Goosehead Insurance, Inc. — Class A	41	1,872
Broadmark Realty Capital, Inc. REIT	279	1,872
UMH Properties, Inc. REIT	106	1,872
Blucora, Inc.*	101	1,864
Origin Bancorp, Inc.	48	1,862
Heritage Financial Corp.	74	1,862
B Riley Financial, Inc.	44	1,859
Redfin Corp.*	225	1,854
Armada Hoffler Properties, Inc. REIT	144	1,849
Community Healthcare Trust, Inc. REIT	51	1,847
Service Properties Trust REIT	352	1,841
Ellington Financial, Inc. REIT	122	1,790
Washington Trust Bancorp, Inc.	37	1,790
RPT Realty REIT	179	1,760
eXp World Holdings, Inc.	147	1,730
Amerant Bancorp, Inc.	60	1,687
GEO Group, Inc. REIT*	254	1,676
Safehold, Inc. REIT	47	1,662
Summit Hotel Properties, Inc. REIT*	225	1,636
Columbia Financial, Inc.*	74	1,614
Bluerock Residential Growth REIT, Inc.	61	1,604
Univest Financial Corp.	63	1,603
Peoples Bancorp, Inc.	60	1,596
1st Source Corp.	35	1,589
Allegiance Bancshares, Inc.	42	1,586
United Fire Group, Inc.	46	1,575
Lemonade, Inc.*,1	86	1,570
ARMOUR Residential REIT, Inc.[1]	220	1,549
Gladstone Commercial Corp. REIT	82	1,545
BrightSpire Capital, Inc. REIT	204	1,540
Gladstone Land Corp. REIT	69	1,529
Metropolitan Bank Holding Corp.*	22	1,527
Horizon Bancorp, Inc.	86	1,498
WisdomTree Investments, Inc.	292	1,480
Kearny Financial Corp.	133	1,478
Global Medical REIT, Inc.	131	1,471
Hanmi Financial Corp.	65	1,459
Universal Health Realty Income Trust REIT	27	1,437
International Money Express, Inc.*	70	1,433
First Mid Bancshares, Inc.	40	1,427
Plymouth Industrial REIT, Inc.	81	1,421
Community Trust Bancorp, Inc.	34	1,375
Enact Holdings, Inc.	64	1,375
Camden National Corp.	31	1,366
Farmland Partners, Inc. REIT	98	1,352
HarborOne Bancorp, Inc.	98	1,351
Heritage Commerce Corp.	126	1,347
CBL & Associates Properties, Inc. REIT	57	1,339
Orion Office REIT, Inc.	122	1,337
TPG RE Finance Trust, Inc. REIT	148	1,333
Cowen, Inc. — Class A	56	1,327
Flushing Financial Corp.	62	1,318
HomeStreet, Inc.	38	1,317
CrossFirst Bankshares, Inc.*	98	1,294
Brookfield Business Corp. — Class A	56	1,289
MBIA, Inc.*	103	1,272
Byline Bancorp, Inc.	53	1,261
Central Pacific Financial Corp.	58	1,244
Brightsphere Investment Group, Inc.	69	1,243
Dynex Capital, Inc. REIT	78	1,242
Cambridge Bancorp	15	1,240
TrustCo Bank Corporation NY	40	1,234
Great Southern Bancorp, Inc.	21	1,230
Northfield Bancorp, Inc.	94	1,225
Old Second Bancorp, Inc.	91	1,218
First Bancshares, Inc.	42	1,201
City Office REIT, Inc.	92	1,191
Saul Centers, Inc. REIT	25	1,178
Ares Commercial Real Estate Corp. REIT	96	1,174
First Financial Corp.	25	1,113
Ambac Financial Group, Inc.*	98	1,112
Alexander's, Inc. REIT	5	1,111
Granite Point Mortgage Trust, Inc. REIT	115	1,101
Peapack-Gladstone Financial Corp.	37	1,099
Orchid Island Capital, Inc. REIT[1]	382	1,089
Midland States Bancorp, Inc.	45	1,082
Bank of Marin Bancorp	34	1,081
Chatham Lodging Trust REIT*	103	1,076
Whitestone REIT — Class B	100	1,075
SiriusPoint Ltd.*	198	1,073
Bank First Corp.	14	1,061
CatchMark Timber Trust, Inc. — Class A REIT	105	1,056
Mercantile Bank Corp.	33	1,054
Invesco Mortgage Capital, Inc. REIT	71	1,042
Diamond Hill Investment Group, Inc.	6	1,042
CBTX, Inc.	39	1,037
Urstadt Biddle Properties, Inc. — Class A REIT	64	1,037

Russell 2000 ® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
First Community Bankshares, Inc.	35	$1,029
HCI Group, Inc.	15	1,016
National Western Life Group, Inc. — Class A	5	1,013
World Acceptance Corp.*	9	1,010
Farmers National Banc Corp.	67	1,005
RE/MAX Holdings, Inc. — Class A	40	981
LendingTree, Inc.*	22	964
Equity Bancshares, Inc. — Class A	33	962
Business First Bancshares, Inc.	45	959
RMR Group, Inc. — Class A	33	935
Diversified Healthcare Trust REIT	510	928
Arrow Financial Corp.	29	922
Republic Bancorp, Inc. — Class A	19	917
One Liberty Properties, Inc. REIT	35	909
MidWestOne Financial Group, Inc.	30	892
Franklin Street Properties Corp. REIT	212	884
AssetMark Financial Holdings, Inc.*	46	863
Capstar Financial Holdings, Inc.	44	863
Farmers & Merchants Bancorp Incorporated/Archbold OH	26	863
West BanCorp, Inc.	35	852
Hingham Institution For Savings The	3	851
CNB Financial Corp.	35	847
FRP Holdings, Inc.*	14	845
Victory Capital Holdings, Inc. — Class A	35	843
First of Long Island Corp.	48	841
Coastal Financial Corp.*	22	839
Peoples Financial Services Corp.	15	838
Mid Penn Bancorp, Inc.	31	836
Financial Institutions, Inc.	32	833
Independent Bank Corp.	43	829
Bar Harbor Bankshares	32	828
Metrocity Bankshares, Inc.	40	812
Capital City Bank Group, Inc.	29	809
EZCORP, Inc. — Class A*	107	804
SmartFinancial, Inc.	33	797
Douglas Elliman, Inc.	162	776
HomeTrust Bancshares, Inc.	31	775
Citizens & Northern Corp.	32	773
Merchants Bancorp	34	771
Southern Missouri Bancorp, Inc.	17	770
Alerus Financial Corp.	32	762
American National Bankshares, Inc.	22	761
CTO Realty Growth, Inc. REIT	12	733
Waterstone Financial, Inc.	43	733
Universal Insurance Holdings, Inc.	56	730
Five Star Bancorp	27	713
Selectquote, Inc.*	287	712
Bridgewater Bancshares, Inc.*	44	710
Shore Bancshares, Inc.	38	703
First Internet Bancorp	19	700
Southern First Bancshares, Inc.*	16	697
Carter Bankshares, Inc.*	52	686
MVB Financial Corp.	22	684
Blue Foundry Bancorp*	56	671
Summit Financial Group, Inc.	24	667
Cedar Realty Trust, Inc. REIT	23	662
RBB Bancorp	32	661
Civista Bancshares, Inc.	31	659
Hersha Hospitality Trust REIT*	67	657
Primis Financial Corp.	48	654
Indus Realty Trust, Inc. REIT	11	653
Guaranty Bancshares, Inc.	18	653
Enterprise Bancorp, Inc.	20	644
First Bancorp, Inc.	21	633
Braemar Hotels & Resorts, Inc. REIT	147	631
GCM Grosvenor, Inc. — Class A	92	630
Sierra Bancorp	29	630
Oppenheimer Holdings, Inc. — Class A	19	628
Regional Management Corp.	16	598
Amalgamated Financial Corp.	30	593
Third Coast Bancshares, Inc.*	27	591
Perella Weinberg Partners	100	583
Baycom Corp.	28	579
Postal Realty Trust, Inc. — Class A REIT	38	566
Orrstown Financial Services, Inc.	23	556
Blue Ridge Bankshares, Inc.	36	552
Home Bancorp, Inc.	16	546
Donegal Group, Inc. — Class A	32	546
Tiptree, Inc. — Class A	51	542
John Marshall Bancorp, Inc.	24	541
BRT Apartments Corp. REIT	25	537
ACNB Corp.	18	534
South Plains Financial, Inc.	22	531
First Business Financial Services, Inc.	17	530
Colony Bankcorp, Inc.	35	528
BCB Bancorp, Inc.	31	528
AFC Gamma, Inc. REIT	34	521
PCSB Financial Corp.	27	515
Northeast Bank	14	511
Esquire Financial Holdings, Inc.	15	500
Oportun Financial Corp.*	60	496
Macatawa Bank Corp.	56	495
Seritage Growth Properties REIT*	94	490
FVCBankcorp, Inc.*	26	490
Red River Bancshares, Inc.	9	487
Provident Bancorp, Inc.	31	487
eHealth, Inc.*	52	485
Hippo Holdings, Inc.*	546	480
Investors Title Co.	3	471
Sculptor Capital Management, Inc.	56	468
PCB Bancorp	25	467
First Western Financial, Inc.*	17	462
First Bank/Hamilton NJ	33	461
Parke Bancorp, Inc.	22	461
Ashford Hospitality Trust, Inc. REIT*	74	443
NerdWallet, Inc. — Class A*	55	436

Russell 2000 ® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
Greenlight Capital Re Ltd. — Class A*	56	$433
Manning & Napier, Inc. — Class A	34	424
Stratus Properties, Inc.*	13	419
Luther Burbank Corp.	32	418
Capital Bancorp, Inc.	19	412
Unity Bancorp, Inc.	15	397
Republic First Bancorp, Inc.*	104	396
HBT Financial, Inc.	22	393
Bankwell Financial Group, Inc.	12	373
Root, Inc. — Class A*	299	356
Silvercrest Asset Management Group, Inc. — Class A	21	345
Nexpoint Real Estate Finance, Inc. REIT	17	345
Angel Oak Mortgage, Inc. REIT	26	337
Offerpad Solutions, Inc.*	146	318
Consumer Portfolio Services, Inc.*	31	318
Greene County Bancorp, Inc.	7	317
Atlanticus Holdings Corp.*	9	317
First Guaranty Bancshares, Inc.	13	316
Doma Holdings, Inc.*	294	303
Trean Insurance Group, Inc.*	48	299
NI Holdings, Inc.*	18	296
Crawford & Co. — Class A	36	281
USCB Financial Holdings, Inc.*	23	265
Curo Group Holdings Corp.	47	260
Legacy Housing Corp.*	19	248
Pioneer Bancorp, Inc.*	25	245
Pzena Investment Management, Inc. — Class A	36	237
Chicago Atlantic Real Estate Finance, Inc.	15	226
Sterling Bancorp, Inc.*	37	211
GAMCO Investors, Inc. — Class A	10	209
Clipper Realty, Inc. REIT	26	201
Velocity Financial, Inc.*	18	198
Sunlight Financial Holdings, Inc.*	52	153
Associated Capital Group, Inc. — Class A	4	143
SWK Holdings Corp.*	8	140
Finance of America Companies, Inc. — Class A*	83	130
Transcontinental Realty Investors, Inc.*	3	119
OppFi, Inc.*	29	95
Cryptyde, Inc.*	39	80
Home Point Capital, Inc.[1]	17	67
American Realty Investors, Inc.*	3	43
Applied Blockchain, Inc.*	17	18
Total Financial		1,181,291
Consumer, Non-cyclical - 16.5%
Biohaven Pharmaceutical Holding Company Ltd.*	134	19,525
Shockwave Medical, Inc.*	76	14,529
Halozyme Therapeutics, Inc.*	291	12,804
Intra-Cellular Therapies, Inc.*	196	11,188
HealthEquity, Inc.*	178	10,927
Omnicell, Inc.*	94	10,692
Inspire Medical Systems, Inc.*	58	10,595
AMN Healthcare Services, Inc.*	96	10,532
Alkermes plc*	350	10,427
LHC Group, Inc.*	64	9,967
Sanderson Farms, Inc.	46	9,914
ASGN, Inc.*	108	9,747
Lantheus Holdings, Inc.*	147	9,706
Medpace Holdings, Inc.*	59	8,831
Apellis Pharmaceuticals, Inc.*	195	8,818
Option Care Health, Inc.*	308	8,559
Ensign Group, Inc.	116	8,523
Intellia Therapeutics, Inc.*	162	8,385
Helen of Troy Ltd.*	51	8,283
Insperity, Inc.	78	7,787
Arrowhead Pharmaceuticals, Inc.*	221	7,781
Celsius Holdings, Inc.*	117	7,635
Turning Point Therapeutics, Inc.*	98	7,375
STAAR Surgical Co.*	103	7,306
Simply Good Foods Co.*	193	7,290
LivaNova plc*	115	7,184
Triton International Ltd.	136	7,160
Haemonetics Corp.*	109	7,105
Karuna Therapeutics, Inc.*	56	7,085
Inari Medical, Inc.*	103	7,003
Cytokinetics, Inc.*	176	6,915
iRhythm Technologies, Inc.*	64	6,914
Korn Ferry	115	6,672
API Group Corp.*	444	6,647
Merit Medical Systems, Inc.*	120	6,512
Blueprint Medicines Corp.*	128	6,465
Alarm.com Holdings, Inc.*	103	6,372
Prestige Consumer Healthcare, Inc.*	108	6,350
Amicus Therapeutics, Inc.*	591	6,347
Hostess Brands, Inc.*	296	6,278
ABM Industries, Inc.	144	6,252
BellRing Brands, Inc.*	251	6,247
Denali Therapeutics, Inc.*	211	6,210
TriNet Group, Inc.*	80	6,210
R1 RCM, Inc.*	290	6,078
Brink's Co.	100	6,071
PTC Therapeutics, Inc.*	151	6,049
Sprouts Farmers Market, Inc.*	235	5,950
WD-40 Co.	29	5,839
CONMED Corp.	60	5,746
Axonics, Inc.*	101	5,724
Patterson Companies, Inc.	187	5,666
Coca-Cola Consolidated, Inc.	10	5,639
Pacira BioSciences, Inc.*	96	5,597
Neogen Corp.*	232	5,589
NuVasive, Inc.*	112	5,506
Select Medical Holdings Corp.	232	5,480
Lancaster Colony Corp.	42	5,409
Beam Therapeutics, Inc.*	136	5,265
Insmed, Inc.*	256	5,048
Integer Holdings Corp.*	71	5,017
Chegg, Inc.*	267	5,014
Owens & Minor, Inc.	158	4,969
Herc Holdings, Inc.	55	4,958
United Natural Foods, Inc.*	125	4,925
Alight, Inc. — Class A*	728	4,914
EVERTEC, Inc.	129	4,758
AbCellera Biologics, Inc.*	444	4,729
Covetrus, Inc.*	227	4,710

Russell 2000 ® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
Progyny, Inc.*	160	$4,648
J & J Snack Foods Corp.	33	4,609
StoneCo Ltd. — Class A*	594	4,574
TreeHouse Foods, Inc.*	109	4,558
Graham Holdings Co. — Class B	8	4,535
Primo Water Corp.	338	4,523
Glaukos Corp.*	98	4,451
Multiplan Corp.*	810	4,447
Fate Therapeutics, Inc.*	178	4,411
John Wiley & Sons, Inc. — Class A	92	4,394
Arvinas, Inc.*	104	4,377
Corcept Therapeutics, Inc.*	183	4,352
Herbalife Nutrition Ltd.*	212	4,335
Medifast, Inc.	24	4,332
Global Blood Therapeutics, Inc.*	134	4,281
BioCryst Pharmaceuticals, Inc.*	398	4,211
CBIZ, Inc.*	105	4,196
Twist Bioscience Corp.*	120	4,195
Sabre Corp.*	699	4,075
AtriCure, Inc.*	98	4,004
Cal-Maine Foods, Inc.	81	4,002
Edgewell Personal Care Co.	115	3,970
Vir Biotechnology, Inc.*	155	3,948
MEDNAX, Inc.*	184	3,866
Hain Celestial Group, Inc.*	161	3,822
ICF International, Inc.	40	3,800
LiveRamp Holdings, Inc.*	144	3,717
ACADIA Pharmaceuticals, Inc.*	258	3,635
Sage Therapeutics, Inc.*	112	3,618
Iovance Biotherapeutics, Inc.*	323	3,566
Stride, Inc.*	87	3,549
Central Garden & Pet Co. — Class A*	87	3,481
B&G Foods, Inc.[1]	146	3,472
Strategic Education, Inc.	49	3,458
Adtalem Global Education, Inc.*	96	3,453
Coursera, Inc.*	242	3,432
Ironwood Pharmaceuticals, Inc. — Class A*	293	3,378
Xencor, Inc.*	123	3,367
Emergent BioSolutions, Inc.*	108	3,352
ChemoCentryx, Inc.*	135	3,345
Nevro Corp.*	75	3,287
Vector Group Ltd.	308	3,234
Dynavax Technologies Corp.*	254	3,198
elf Beauty, Inc.*	104	3,191
Travere Therapeutics, Inc.*	131	3,174
Beyond Meat, Inc.*,1	132	3,160
Universal Corp.	52	3,146
Embecta Corp.*	123	3,114
Cerevel Therapeutics Holdings, Inc.*	117	3,093
Myriad Genetics, Inc.*	170	3,089
Veracyte, Inc.*	154	3,065
US Physical Therapy, Inc.	28	3,058
Monro, Inc.	71	3,044
Supernus Pharmaceuticals, Inc.*	105	3,037
MGP Ingredients, Inc.	30	3,003
Krystal Biotech, Inc.*	45	2,955
Huron Consulting Group, Inc.*	45	2,925
Aurinia Pharmaceuticals, Inc.*	288	2,894
CoreCivic, Inc.*	259	2,877
Ligand Pharmaceuticals, Inc. — Class B*	32	2,855
Amphastar Pharmaceuticals, Inc.*	82	2,853
Chefs' Warehouse, Inc.*	73	2,839
Laureate Education, Inc. — Class A	243	2,812
Meridian Bioscience, Inc.*	92	2,799
CorVel Corp.*	19	2,798
AdaptHealth Corp.*	155	2,796
Arcus Biosciences, Inc.*	110	2,787
Inter Parfums, Inc.	38	2,776
Avanos Medical, Inc.*	101	2,761
Beauty Health Co.*	214	2,752
Addus HomeCare Corp.*	33	2,748
Relay Therapeutics, Inc.*	164	2,747
Textainer Group Holdings Ltd.	100	2,741
Harmony Biosciences Holdings, Inc.*	56	2,731
Kforce, Inc.	44	2,699
Silk Road Medical, Inc.*	74	2,693
Celldex Therapeutics, Inc.*	98	2,642
REVOLUTION Medicines, Inc.*	135	2,631
Cytek Biosciences, Inc.*	245	2,629
Green Dot Corp. — Class A*	104	2,611
Weis Markets, Inc.	35	2,609
Ingles Markets, Inc. — Class A	30	2,602
Agios Pharmaceuticals, Inc.*	117	2,594
Vericel Corp.*	101	2,543
ZipRecruiter, Inc. — Class A*	171	2,534
Fulgent Genetics, Inc.*	46	2,508
National Beverage Corp.	51	2,496
Kura Oncology, Inc.*	136	2,493
Vaxcyte, Inc.*	113	2,459
Surgery Partners, Inc.*	85	2,458
Natus Medical, Inc.*	74	2,425
Lyell Immunopharma, Inc.*,1	371	2,419
Repay Holdings Corp.*	188	2,416
IVERIC bio, Inc.*	251	2,415
Evo Payments, Inc. — Class A*	101	2,376
Axsome Therapeutics, Inc.*	62	2,375
Recursion Pharmaceuticals, Inc. — Class A*	290	2,361
CareDx, Inc.*	109	2,341
SpartanNash Co.	77	2,323
Legalzoom.com, Inc.*	210	2,308
Cassava Sciences, Inc.*,1	82	2,306
Zentalis Pharmaceuticals, Inc.*	82	2,304
ModivCare, Inc.*	27	2,282
Andersons, Inc.	69	2,276
Rent-A-Center, Inc.	114	2,217
OPKO Health, Inc.*	866	2,191
NeoGenomics, Inc.*	266	2,168
Pacific Biosciences of California, Inc.*	484	2,139
Syndax Pharmaceuticals, Inc.*	111	2,136
American Well Corp. — Class A*	492	2,125
REGENXBIO, Inc.*	86	2,124
Crinetics Pharmaceuticals, Inc.*	113	2,107
Krispy Kreme, Inc.	154	2,094
Revance Therapeutics, Inc.*	150	2,073
ImmunoGen, Inc.*	460	2,070
Prothena Corporation plc*	76	2,063
MannKind Corp.*	534	2,035

Russell 2000 ® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
Bridgebio Pharma, Inc.*	224	$2,034
Deluxe Corp.	93	2,015
MoneyGram International, Inc.*	201	2,010
Innoviva, Inc.*	136	2,007
Avid Bioservices, Inc.*	131	1,999
Enanta Pharmaceuticals, Inc.*	42	1,985
Heska Corp.*	21	1,985
FibroGen, Inc.*	187	1,975
Cerus Corp.*	370	1,957
Allogene Therapeutics, Inc.*	171	1,949
Utz Brands, Inc.	141	1,949
Adaptive Biotechnologies Corp.*	239	1,934
Madrigal Pharmaceuticals, Inc.*	27	1,933
Fresh Del Monte Produce, Inc.	65	1,920
PROG Holdings, Inc.*	116	1,914
LeMaitre Vascular, Inc.	42	1,913
National Healthcare Corp.	27	1,887
Atrion Corp.	3	1,887
TransMedics Group, Inc.*	58	1,824
SpringWorks Therapeutics, Inc.*	74	1,822
Payoneer Global, Inc.*	464	1,819
RadNet, Inc.*	105	1,814
Brookdale Senior Living, Inc. — Class A*	399	1,811
PROCEPT BioRobotics Corp.*,1	55	1,798
Reata Pharmaceuticals, Inc. — Class A*	59	1,793
Aclaris Therapeutics, Inc.*	128	1,787
Prometheus Biosciences, Inc.*	63	1,778
Varex Imaging Corp.*	83	1,775
Editas Medicine, Inc.*	148	1,751
Clover Health Investments Corp.*	818	1,751
USANA Health Sciences, Inc.*	24	1,737
Perdoceo Education Corp.*	146	1,720
2U, Inc.*	160	1,675
Duckhorn Portfolio, Inc.*	79	1,664
Chinook Therapeutics, Inc.*	94	1,644
Sorrento Therapeutics, Inc.*	815	1,638
SunOpta, Inc.*	209	1,626
Cross Country Healthcare, Inc.*	78	1,625
Quanex Building Products Corp.	71	1,615
Arcutis Biotherapeutics, Inc.*	75	1,598
First Advantage Corp.*	126	1,596
Kymera Therapeutics, Inc.*	81	1,595
Udemy, Inc.*	155	1,583
Paragon 28, Inc.*	99	1,571
Veru, Inc.*	139	1,571
Artivion, Inc.*	83	1,567
AngioDynamics, Inc.*	80	1,548
Calavo Growers, Inc.	37	1,544
SP Plus Corp.*	50	1,536
Atara Biotherapeutics, Inc.*	197	1,535
Avidity Biosciences, Inc.*	105	1,526
Cano Health, Inc.*	347	1,520
Kelly Services, Inc. — Class A	75	1,487
Nektar Therapeutics*	389	1,478
Cimpress plc*	38	1,478
Anavex Life Sciences Corp.*	146	1,461
SomaLogic, Inc.*	321	1,451
Catalyst Pharmaceuticals, Inc.*	205	1,437
Paysafe Ltd.*	725	1,414
Resources Connection, Inc.	68	1,385
Remitly Global, Inc.*	180	1,379
John B Sanfilippo & Son, Inc.	19	1,377
EQRx, Inc.*	293	1,374
Heidrick & Struggles International, Inc.	42	1,359
Alector, Inc.*	133	1,351
Cutera, Inc.*	36	1,350
CRA International, Inc.	15	1,340
OrthoPediatrics Corp.*	31	1,338
ACCO Brands Corp.	203	1,326
Vanda Pharmaceuticals, Inc.*	119	1,297
Collegium Pharmaceutical, Inc.*	73	1,294
Rocket Pharmaceuticals, Inc.*	94	1,293
Deciphera Pharmaceuticals, Inc.*	97	1,276
NanoString Technologies, Inc.*	100	1,270
TrueBlue, Inc.*	70	1,253
Theravance Biopharma, Inc.*	138	1,250
Franklin Covey Co.*	27	1,247
DocGo, Inc.*	173	1,235
Paya Holdings, Inc.*	188	1,235
Sana Biotechnology, Inc.*	191	1,228
Mission Produce, Inc.*	86	1,226
Cardiovascular Systems, Inc.*	85	1,221
TG Therapeutics, Inc.*	286	1,216
Viad Corp.*	44	1,215
Agiliti, Inc.*	59	1,210
Verve Therapeutics, Inc.*	79	1,207
Invitae Corp.*,1	494	1,205
Nurix Therapeutics, Inc.*	95	1,204
Y-mAbs Therapeutics, Inc.*	79	1,195
Morphic Holding, Inc.*	55	1,194
Geron Corp.*	770	1,194
CTI BioPharma Corp.*	199	1,188
National Research Corp. — Class A	31	1,187
Inogen, Inc.*	49	1,185
Quanterix Corp.*	73	1,182
I3 Verticals, Inc. — Class A*	47	1,176
SIGA Technologies, Inc.	101	1,170
Tootsie Roll Industries, Inc.	33	1,167
Atea Pharmaceuticals, Inc.*	164	1,164
Hanger, Inc.*	81	1,160
Marathon Digital Holdings, Inc.*,1	217	1,159
Carriage Services, Inc. — Class A	29	1,150
Forrester Research, Inc.*	24	1,148
Coherus Biosciences, Inc.*	158	1,144
Arlo Technologies, Inc.*	182	1,141
BrightView Holdings, Inc.*	95	1,140
Replimune Group, Inc.*	65	1,136
Gossamer Bio, Inc.*	135	1,130
PMV Pharmaceuticals, Inc.*	79	1,126
Agenus, Inc.*	579	1,123
Relmada Therapeutics, Inc.*	59	1,120
Castle Biosciences, Inc.*	51	1,119
Hackett Group, Inc.	58	1,100
Barrett Business Services, Inc.	15	1,093
Ennis, Inc.	54	1,092
Point Biopharma Global, Inc.*	159	1,083
Surmodics, Inc.*	29	1,080
NGM Biopharmaceuticals, Inc.*	84	1,077
Oscar Health, Inc. — Class A*	253	1,075
Pulmonx Corp.*	73	1,075
Sangamo Therapeutics, Inc.*	257	1,064

Russell 2000 ® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
2seventy bio, Inc.*	80	$1,056
Riot Blockchain, Inc.*,1	251	1,052
Ideaya Biosciences, Inc.*	76	1,049
Ocugen, Inc.*,1	459	1,042
Radius Health, Inc.*	100	1,037
Treace Medical Concepts, Inc.*	72	1,032
iTeos Therapeutics, Inc.*	50	1,030
Design Therapeutics, Inc.*	73	1,022
RAPT Therapeutics, Inc.*	56	1,022
Nano-X Imaging Ltd.*	90	1,017
Senseonics Holdings, Inc.*,1	982	1,011
Benson Hill, Inc.*	367	1,006
Community Health Systems, Inc.*	268	1,005
Keros Therapeutics, Inc.*	36	995
BioLife Solutions, Inc.*	72	994
Seer, Inc.*	111	993
PetIQ, Inc.*	59	991
Orthofix Medical, Inc.*	42	989
Alphatec Holdings, Inc.*	151	988
Cass Information Systems, Inc.	29	980
Eagle Pharmaceuticals, Inc.*	22	977
SI-BONE, Inc.*	72	950
DICE Therapeutics, Inc.*	61	947
Aaron's Company, Inc.	65	946
Vaxart, Inc.*,1	265	928
Accolade, Inc.*	125	925
23andMe Holding Co. — Class A*	369	915
Turning Point Brands, Inc.	33	895
Day One Biopharmaceuticals, Inc.*	50	895
Central Garden & Pet Co.*	21	891
Adicet Bio, Inc.*	61	891
MaxCyte, Inc.*	187	885
Evolus, Inc.*	76	882
Cara Therapeutics, Inc.*	96	877
Butterfly Network, Inc.*	285	875
AnaptysBio, Inc.*	43	873
Mersana Therapeutics, Inc.*	188	869
Cogent Biosciences, Inc.*	96	866
Bionano Genomics, Inc.*	626	864
Nkarta, Inc.*	70	862
LifeStance Health Group, Inc.*	155	862
Esperion Therapeutics, Inc.*	135	859
Transcat, Inc.*	15	852
Affimed N.V.*	305	845
Phibro Animal Health Corp. — Class A	44	842
ViewRay, Inc.*	317	840
MiMedx Group, Inc.*	242	840
Vectrus, Inc.*	25	837
Sterling Check Corp.*	51	832
Kezar Life Sciences, Inc.*	100	827
Cullinan Oncology, Inc.*	64	820
Inovio Pharmaceuticals, Inc.*	471	815
Nuvation Bio, Inc.*	250	810
ANI Pharmaceuticals, Inc.*	27	801
Kinnate Biopharma, Inc.*	63	794
European Wax Center, Inc. — Class A	45	793
ADMA Biologics, Inc.*	398	788
Arcturus Therapeutics Holdings, Inc.*	50	787
Protagonist Therapeutics, Inc.*	99	783
Erasca, Inc.*	139	774
Bright Health Group, Inc.*	414	754
Aerie Pharmaceuticals, Inc.*	100	750
Imago Biosciences, Inc.*	56	750
WW International, Inc.*	116	741
Cue Health, Inc.*	231	739
22nd Century Group, Inc.*	347	739
Karyopharm Therapeutics, Inc.*	163	735
Albireo Pharma, Inc.*	37	735
Organogenesis Holdings, Inc.*	150	732
Seneca Foods Corp. — Class A*	13	722
Zimvie, Inc.*	45	720
Intercept Pharmaceuticals, Inc.*	52	718
Pennant Group, Inc.*	56	717
Custom Truck One Source, Inc.*	128	717
Inhibrx, Inc.*	63	715
Axogen, Inc.*	87	713
Vivint Smart Home, Inc.*	204	710
Amneal Pharmaceuticals, Inc.*	221	703
Core Scientific, Inc.*	469	699
Tejon Ranch Co.*	45	698
Anika Therapeutics, Inc.*	31	692
Willdan Group, Inc.*	25	690
Instil Bio, Inc.*	149	688
Tricida, Inc.*	71	687
C4 Therapeutics, Inc.*	90	679
Ocular Therapeutix, Inc.*	165	663
Mirum Pharmaceuticals, Inc.*	34	662
Tattooed Chef, Inc.*	105	662
Generation Bio Co.*	100	656
ImmunityBio, Inc.*,1	175	651
Kiniksa Pharmaceuticals Ltd. — Class A*	67	649
American Public Education, Inc.*	40	646
Viridian Therapeutics, Inc.*	55	636
Stoke Therapeutics, Inc.*	48	634
Bluebird Bio, Inc.*	153	633
Caribou Biosciences, Inc.*	116	630
Arbutus Biopharma Corp.*,1	232	629
RxSight, Inc.*	44	620
Heron Therapeutics, Inc.*	221	617
Utah Medical Products, Inc.	7	601
Berkeley Lights, Inc.*	120	596
Monte Rosa Therapeutics, Inc.*	61	590
Vita Coco Company, Inc.*	60	587
Ventyx Biosciences, Inc.*	48	587
Foghorn Therapeutics, Inc.*	43	585
Tarsus Pharmaceuticals, Inc.*	39	569
Akero Therapeutics, Inc.*	60	567
Distribution Solutions Group, Inc.*	11	565
Vital Farms, Inc.*	64	560
Landec Corp.*	56	558
Eiger BioPharmaceuticals, Inc.*	88	554
Aura Biosciences, Inc.*	39	553
CinCor Pharma, Inc.*	29	546
Kodiak Sciences, Inc.*	71	542
Vintage Wine Estates, Inc.*	69	542
Bioxcel Therapeutics, Inc.*	41	541
Whole Earth Brands, Inc.*	87	539
Forma Therapeutics Holdings, Inc.*	78	537

Russell 2000 ® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
AppHarvest, Inc.*	153	$534
Seres Therapeutics, Inc.*	151	518
Information Services Group, Inc.	76	514
KalVista Pharmaceuticals, Inc.*	52	512
ShotSpotter, Inc.*	19	511
Edgewise Therapeutics, Inc.*	64	509
iRadimed Corp.	15	509
MeiraGTx Holdings plc*	65	492
Universal Technical Institute, Inc.*	69	492
Sutro Biopharma, Inc.*	94	490
Nuvalent, Inc. — Class A*	36	488
Amylyx Pharmaceuticals, Inc.*	25	481
Provention Bio, Inc.*	120	480
Dyne Therapeutics, Inc.*	68	467
CareMax, Inc.*	128	465
Bioventus, Inc. — Class A*	68	464
Alico, Inc.	13	463
Joint Corp.*	30	459
Singular Genomics Systems, Inc.*	120	458
Quantum-Si, Inc.*	196	455
Tango Therapeutics, Inc.*	100	453
Janux Therapeutics, Inc.*	37	452
BRC, Inc. — Class A*	55	449
4D Molecular Therapeutics, Inc.*	64	447
Liquidia Corp.*	102	445
EyePoint Pharmaceuticals, Inc.*	56	441
Xeris Biopharma Holdings, Inc.*	284	437
Akoya Biosciences, Inc.*	34	437
SeaSpine Holdings Corp.*	76	429
Sema4 Holdings Corp.*	339	427
OraSure Technologies, Inc.*	157	425
Rigel Pharmaceuticals, Inc.*	370	418
Phathom Pharmaceuticals, Inc.*	49	414
PFSweb, Inc.*	35	412
Village Super Market, Inc. — Class A	18	411
Moneylion, Inc.*	310	409
Vera Therapeutics, Inc.*	30	408
HF Foods Group, Inc.*	78	407
Honest Company, Inc.*	139	406
Alta Equipment Group, Inc.*	45	404
Zynex, Inc.	48	383
Aadi Bioscience, Inc.*	31	382
MacroGenics, Inc.*	129	381
Arcellx, Inc.*	21	380
IGM Biosciences, Inc.*	21	379
Chimerix, Inc.*	181	376
Absci Corp.*	113	375
ALX Oncology Holdings, Inc.*	46	372
VistaGen Therapeutics, Inc.*	417	367
Century Therapeutics, Inc.*	43	361
Adagio Therapeutics, Inc.*,1	110	361
Fulcrum Therapeutics, Inc.*	73	358
Inotiv, Inc.*	37	355
Vicarious Surgical, Inc.*,1	117	344
Tenaya Therapeutics, Inc.*	60	338
Immunovant, Inc.*	86	335
VBI Vaccines, Inc.*	413	334
Natural Grocers by Vitamin Cottage, Inc.	20	319
Kronos Bio, Inc.*	87	317
Aerovate Therapeutics, Inc.*	20	313
Spire Global, Inc.*	268	311
Nature's Sunshine Products, Inc.*	29	309
Rent the Runway, Inc. — Class A*,1	100	307
Tactile Systems Technology, Inc.*	42	307
HilleVax, Inc.*	28	306
Lexicon Pharmaceuticals, Inc.*	156	290
Precigen, Inc.*	216	289
Alpine Immune Sciences, Inc.*	33	281
Icosavax, Inc.*	48	275
Nautilus Biotechnology, Inc.*	102	274
Jounce Therapeutics, Inc.*	90	273
Beachbody Company, Inc.*	224	269
Science 37 Holdings, Inc.*	133	267
Allovir, Inc.*	67	261
Outlook Therapeutics, Inc.*	254	259
Rallybio Corp.*	34	257
Bakkt Holdings, Inc.*	122	256
Endo International plc*	502	234
Babylon Holdings Ltd. — Class A*	233	228
ATI Physical Therapy, Inc.*	160	226
Athira Pharma, Inc.*	73	223
Talaris Therapeutics, Inc.*	48	216
Aveanna Healthcare Holdings, Inc.*	95	215
Quad/Graphics, Inc.*	75	206
P3 Health Partners, Inc.*	55	205
Oncology Institute, Inc.*	40	202
StoneMor, Inc.*	59	202
Tyra Biosciences, Inc.*	28	200
Theseus Pharmaceuticals, Inc.*	36	199
Praxis Precision Medicines, Inc.*	81	198
Pardes Biosciences, Inc.*	61	187
Innovage Holding Corp.*	41	180
PepGen, Inc.*	18	179
Bird Global, Inc. — Class A*	368	160
AirSculpt Technologies, Inc.*	27	160
Thorne HealthTech, Inc.*	29	140
MarketWise, Inc.*	36	130
Local Bounti Corp.*	40	127
Priority Technology Holdings, Inc.*	38	125
Humacyte, Inc.*	38	122
Cipher Mining, Inc.*	84	115
Celularity, Inc.*	33	112
Alpha Teknova, Inc.*	13	109
Redbox Entertainment, Inc.*	14	104
CompoSecure, Inc.*	17	88
Enochian Biosciences, Inc.*	42	81
AN2 Therapeutics, Inc.*	10	78
Greenidge Generation Holdings, Inc.*	27	69
GreenLight Biosciences Holdings PBC*	30	66
Owlet, Inc.*	35	59
Wejo Group Ltd.*	49	58
Boxed, Inc.*	25	46
Leafly Holdings, Inc.*	9	40
Gelesis Holdings, Inc.*	21	33

Russell 2000 ® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
Tenon Medical, Inc.*	7	$16
Total Consumer, Non-cyclical		1,174,292
Industrial - 8.9%
Chart Industries, Inc.*	79	13,223
RBC Bearings, Inc.*	61	11,282
EMCOR Group, Inc.	109	11,223
Saia, Inc.*	57	10,716
Exponent, Inc.	111	10,153
Simpson Manufacturing Company, Inc.	93	9,357
Novanta, Inc.*	76	9,217
UFP Industries, Inc.	131	8,926
Evoqua Water Technologies Corp.*	252	8,192
Applied Industrial Technologies, Inc.	82	7,886
Casella Waste Systems, Inc. — Class A*	107	7,777
Atkore International Group, Inc.*	92	7,637
John Bean Technologies Corp.	68	7,509
Fluor Corp.*	305	7,424
Franklin Electric Company, Inc.	99	7,253
Watts Water Technologies, Inc. — Class A	59	7,247
Zurn Water Solutions Corp.	266	7,246
GATX Corp.	76	7,156
Aerojet Rocketdyne Holdings, Inc.*	170	6,902
Welbilt, Inc.*	282	6,714
Fabrinet*	79	6,407
Mueller Industries, Inc.	120	6,395
Hillenbrand, Inc.	156	6,390
Comfort Systems USA, Inc.	76	6,319
Matson, Inc.	86	6,268
Summit Materials, Inc. — Class A*	254	5,916
Advanced Energy Industries, Inc.	81	5,911
Dycom Industries, Inc.*	62	5,769
Bloom Energy Corp. — Class A*	349	5,758
Albany International Corp. — Class A	68	5,358
Werner Enterprises, Inc.	139	5,357
Forward Air Corp.	58	5,334
Sanmina Corp.*	129	5,254
EnerSys	89	5,247
AAON, Inc.	94	5,147
Hub Group, Inc. — Class A*	72	5,108
Badger Meter, Inc.	63	5,096
Cactus, Inc. — Class A	126	5,074
Vishay Intertechnology, Inc.	284	5,061
Boise Cascade Co.	85	5,057
SPX Corp.*	95	5,020
Belden, Inc.	94	5,007
Golar LNG Ltd.*	216	4,914
Altra Industrial Motion Corp.	139	4,900
Moog, Inc. — Class A	61	4,843
Arcosa, Inc.	104	4,829
Itron, Inc.*	97	4,795
Brady Corp. — Class A	101	4,771
O-I Glass, Inc.*	334	4,676
Helios Technologies, Inc.	70	4,638
Plexus Corp.*	59	4,632
Kadant, Inc.	25	4,559
Federal Signal Corp.	128	4,557
Trinity Industries, Inc.	179	4,335
Frontdoor, Inc.*	177	4,262
Encore Wire Corp.	41	4,261
Kennametal, Inc.	177	4,112
AeroVironment, Inc.*	50	4,110
Energizer Holdings, Inc.	143	4,054
Terex Corp.	146	3,996
Mueller Water Products, Inc. — Class A	334	3,918
ESCO Technologies, Inc.	55	3,760
Atlas Air Worldwide Holdings, Inc.*	60	3,703
Masonite International Corp.*	48	3,688
EnPro Industries, Inc.	45	3,687
Kratos Defense & Security Solutions, Inc.*	265	3,678
ArcBest Corp.	52	3,659
Scorpio Tankers, Inc.	106	3,658
Air Transport Services Group, Inc.*	127	3,649
Greif, Inc. — Class A	55	3,431
NV5 Global, Inc.*	29	3,385
Cornerstone Building Brands, Inc.*	136	3,331
Knowles Corp.*	192	3,327
CSW Industrials, Inc.	32	3,297
Barnes Group, Inc.	105	3,270
Materion Corp.	44	3,244
Lindsay Corp.	24	3,188
MYR Group, Inc.*	36	3,173
Golden Ocean Group Ltd.	263	3,061
AAR Corp.*	73	3,054
Worthington Industries, Inc.	68	2,999
OSI Systems, Inc.*	35	2,990
GrafTech International Ltd.	421	2,976
CryoPort, Inc.*	95	2,943
Granite Construction, Inc.	98	2,856
Proto Labs, Inc.*	59	2,823
Griffon Corp.	99	2,775
Gibraltar Industries, Inc.*	71	2,751
TTM Technologies, Inc.*	217	2,713
JELD-WEN Holding, Inc.*	185	2,699
Joby Aviation, Inc.*	538	2,642
Vicor Corp.*	47	2,572
Alamo Group, Inc.	22	2,561
TriMas Corp.	91	2,520
Hillman Solutions Corp.*	289	2,497
Enerpac Tool Group Corp.	131	2,492
Primoris Services Corp.	114	2,481
Greenbrier Companies, Inc.	68	2,447
Xometry, Inc. — Class A*	72	2,443
Tennant Co.	40	2,370
Frontline Ltd.*	267	2,366
Sturm Ruger & Company, Inc.	37	2,355
SFL Corporation Ltd.	246	2,335
Energy Recovery, Inc.*	120	2,330
CTS Corp.	68	2,316
International Seaways, Inc.	106	2,247
Mesa Laboratories, Inc.	11	2,243
Standex International Corp.	26	2,204
AZZ, Inc.	53	2,163
Marten Transport Ltd.	126	2,119

Russell 2000 ® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
PGT Innovations, Inc.*	126	$2,097
Enovix Corp.*	233	2,076
Astec Industries, Inc.	49	1,998
Montrose Environmental Group, Inc.*	59	1,992
Li-Cycle Holdings Corp.*	284	1,954
Matthews International Corp. — Class A	66	1,892
Apogee Enterprises, Inc.	48	1,882
Kaman Corp.	60	1,875
TimkenSteel Corp.*	99	1,852
DHT Holdings, Inc.	301	1,845
Great Lakes Dredge & Dock Corp.*	140	1,835
Triumph Group, Inc.*	137	1,821
Construction Partners, Inc. — Class A*	86	1,801
Myers Industries, Inc.	78	1,773
Rocket Lab USA, Inc.*	457	1,732
Columbus McKinnon Corp.	60	1,702
Mirion Technologies, Inc.*	294	1,694
Benchmark Electronics, Inc.	75	1,692
PureCycle Technologies, Inc.*	228	1,692
FLEX LNG Ltd.	61	1,671
Janus International Group, Inc.*	175	1,580
American Woodmark Corp.*	35	1,575
Ichor Holdings Ltd.*	60	1,559
GoPro, Inc. — Class A*	280	1,548
Genco Shipping & Trading Ltd.	79	1,526
Eagle Bulk Shipping, Inc.	29	1,504
Costamare, Inc.	115	1,391
Heartland Express, Inc.	100	1,391
Gorman-Rupp Co.	49	1,387
Sterling Infrastructure, Inc.*	63	1,381
MicroVision, Inc.*	355	1,363
Insteel Industries, Inc.	40	1,347
Blink Charging Co.*,1	79	1,306
Napco Security Technologies, Inc.*	63	1,297
Smith & Wesson Brands, Inc.	97	1,274
Chase Corp.	16	1,245
FARO Technologies, Inc.*	39	1,202
Harsco Corp.*	168	1,194
UFP Technologies, Inc.*	15	1,194
SmartRent, Inc.*	255	1,153
Modine Manufacturing Co.*	107	1,127
Argan, Inc.	30	1,120
Charge Enterprises, Inc.*	232	1,107
Ducommun, Inc.*	24	1,033
Kimball Electronics, Inc.*	51	1,025
DXP Enterprises, Inc.*	33	1,011
Dorian LPG Ltd.	66	1,003
Thermon Group Holdings, Inc.*	71	997
908 Devices, Inc.*	47	968
nLight, Inc.*	94	961
Stoneridge, Inc.*	56	960
LSB Industries, Inc.*	68	942
Pactiv Evergreen, Inc.	93	926
Heritage-Crystal Clean, Inc.*	34	917
Luxfer Holdings plc	60	907
Nordic American Tankers Ltd.	408	869
Teekay Tankers Ltd. — Class A*	49	864
Haynes International, Inc.	26	852
Archer Aviation, Inc. — Class A*	267	822
Tutor Perini Corp.*	90	790
Vishay Precision Group, Inc.*	27	787
Manitowoc Company, Inc.*	74	779
Babcock & Wilcox Enterprises, Inc.*	128	772
Ryerson Holding Corp.	36	766
Omega Flex, Inc.	7	753
Greif, Inc. — Class B	12	747
Hyster-Yale Materials Handling, Inc.	23	741
National Presto Industries, Inc.	11	722
AMMO, Inc.*,1	187	720
Cadre Holdings, Inc.	35	688
CIRCOR International, Inc.*	40	656
Latham Group, Inc.*	94	651
Ranpak Holdings Corp.*	93	651
Allied Motion Technologies, Inc.	28	640
Northwest Pipe Co.*	21	629
Covenant Logistics Group, Inc. — Class A	24	602
Radiant Logistics, Inc.*	81	601
Safe Bulkers, Inc.	157	600
Tredegar Corp.	58	580
IES Holdings, Inc.*	19	573
Eastman Kodak Co.*	123	571
Centrus Energy Corp. — Class A*	23	569
Daseke, Inc.*	87	556
Astronics Corp.*	54	549
Identiv, Inc.*	47	544
Olympic Steel, Inc.	21	541
Park Aerospace Corp.	42	536
CyberOptics Corp.*	15	524
Ardmore Shipping Corp.*	75	523
Comtech Telecommunications Corp.	55	499
AerSale Corp.*	34	493
ESS Tech, Inc.*	173	486
Evolv Technologies Holdings, Inc.*	180	479
Powell Industries, Inc.	20	467
Caesarstone Ltd.	49	447
Pure Cycle Corp.*	42	443
Universal Logistics Holdings, Inc.	16	437
Sarcos Technology and Robotics Corp.*	163	433
Teekay Corp.*	150	432
Sight Sciences, Inc.*	46	413
Akoustis Technologies, Inc.*	111	411
Turtle Beach Corp.*	33	404
Astra Space, Inc.*,1	308	400
View, Inc.*	240	389
PAM Transportation Services, Inc.*	14	383
NuScale Power Corp.*	37	370
Volta, Inc.*	262	341
Concrete Pumping Holdings, Inc.*	56	339
Hydrofarm Holdings Group, Inc.*	94	327
Momentus, Inc.*	117	253
Karat Packaging, Inc.*	12	205
Atlas Technical Consultants, Inc.*	38	200
NL Industries, Inc.	18	178

Russell 2000 ® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
Transphorm, Inc.*	46	$175
Berkshire Grey, Inc.*	105	152
Redwire Corp.*,1	41	125
AEye, Inc.*	57	109
Fathom Digital Manufacturing C*	22	85
Total Industrial		633,866
Consumer, Cyclical - 7.6%
Murphy USA, Inc.	48	11,178
Texas Roadhouse, Inc. — Class A	147	10,760
Light & Wonder, Inc. — Class A*	210	9,868
Asbury Automotive Group, Inc.*	47	7,959
Avient Corp.	195	7,816
Fox Factory Holding Corp.*	91	7,329
Hilton Grand Vacations, Inc.*	192	6,860
Goodyear Tire & Rubber Co.*	602	6,447
Academy Sports & Outdoors, Inc.	180	6,397
Crocs, Inc.*	130	6,327
Dorman Products, Inc.*	57	6,253
Visteon Corp.*	60	6,215
Callaway Golf Co.*	300	6,120
Adient plc*	204	6,045
Resideo Technologies, Inc.*	310	6,020
Beacon Roofing Supply, Inc.*	116	5,958
Papa John's International, Inc.	71	5,930
LCI Industries	53	5,930
Taylor Morrison Home Corp. — Class A*	248	5,793
Group 1 Automotive, Inc.	34	5,773
FirstCash Holdings, Inc.	83	5,769
Meritage Homes Corp.*	78	5,655
Spirit Airlines, Inc.*	234	5,578
UniFirst Corp.	32	5,510
Meritor, Inc.*	151	5,486
Steven Madden Ltd.	169	5,443
Skyline Champion Corp.*	114	5,406
Signet Jewelers Ltd.	100	5,346
Sonos, Inc.*	274	4,943
KB Home	172	4,895
Wingstop, Inc.	64	4,785
National Vision Holdings, Inc.*	174	4,785
Nu Skin Enterprises, Inc. — Class A	107	4,633
Foot Locker, Inc.	178	4,495
Gentherm, Inc.*	71	4,431
Rush Enterprises, Inc. — Class A	91	4,386
Boot Barn Holdings, Inc.*	63	4,341
Installed Building Products, Inc.	52	4,324
SeaWorld Entertainment, Inc.*	97	4,286
MillerKnoll, Inc.	163	4,282
Cracker Barrel Old Country Store, Inc.	50	4,174
GMS, Inc.*	93	4,139
Kontoor Brands, Inc.	121	4,038
MDC Holdings, Inc.	123	3,974
International Game Technology plc	214	3,972
Cavco Industries, Inc.*	20	3,920
LGI Homes, Inc.*	45	3,910
Dana, Inc.	277	3,897
KAR Auction Services, Inc.*	259	3,825
Red Rock Resorts, Inc. — Class A	114	3,803
PriceSmart, Inc.	53	3,796
Allegiant Travel Co. — Class A*	33	3,732
Tri Pointe Homes, Inc.*	220	3,711
American Eagle Outfitters, Inc.[1]	331	3,701
Cinemark Holdings, Inc.*	234	3,515
Wolverine World Wide, Inc.	172	3,468
Veritiv Corp.*	31	3,365
Winnebago Industries, Inc.	69	3,351
Vista Outdoor, Inc.*	120	3,348
Shake Shack, Inc. — Class A*	80	3,158
HNI Corp.	91	3,157
Bloomin' Brands, Inc.	189	3,141
Everi Holdings, Inc.*	188	3,066
Acushnet Holdings Corp.	73	3,043
Tenneco, Inc. — Class A*	177	3,037
Luminar Technologies, Inc.*	512	3,036
Dave & Buster's Entertainment, Inc.*	92	3,016
Fisker, Inc.*,1	349	2,991
Nikola Corp.*,1	626	2,980
Virgin Galactic Holdings, Inc.*,1	489	2,944
Oxford Industries, Inc.	33	2,928
Madison Square Garden Entertainment Corp.*	55	2,894
Methode Electronics, Inc.	78	2,889
Century Communities, Inc.	63	2,833
Cheesecake Factory, Inc.	107	2,827
ODP Corp.*	92	2,782
Healthcare Services Group, Inc.	159	2,768
World Fuel Services Corp.	134	2,742
Sally Beauty Holdings, Inc.*	230	2,742
Urban Outfitters, Inc.*	141	2,631
Jack in the Box, Inc.	45	2,523
Patrick Industries, Inc.	47	2,436
M/I Homes, Inc.*	59	2,340
Malibu Boats, Inc. — Class A*	44	2,319
SkyWest, Inc.*	107	2,274
Dine Brands Global, Inc.	34	2,213
Lions Gate Entertainment Corp. — Class B*	250	2,208
Proterra, Inc.*,1	474	2,199
La-Z-Boy, Inc.	92	2,181
TuSimple Holdings, Inc. — Class A*	300	2,169
Qurate Retail, Inc. — Class A	751	2,155
iRobot Corp.*	58	2,131
XPEL, Inc.*	46	2,113
Franchise Group, Inc.	59	2,069
Brinker International, Inc.*	93	2,049
Caleres, Inc.	78	2,047
Warby Parker, Inc. — Class A*	179	2,016
Dillard's, Inc. — Class A	9	1,985
Steelcase, Inc. — Class A	185	1,985
Standard Motor Products, Inc.	44	1,980
H&E Equipment Services, Inc.	68	1,970
Liberty Media Corporation-Liberty Braves — Class C*	81	1,944
G-III Apparel Group Ltd.*	94	1,902
American Axle & Manufacturing Holdings, Inc.*	242	1,822
Buckle, Inc.	65	1,800

Russell 2000 ® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
Abercrombie & Fitch Co. — Class A*	106	$1,794
Camping World Holdings, Inc. — Class A1	83	1,792
IMAX Corp.*	105	1,773
Golden Entertainment, Inc.*	44	1,740
ScanSource, Inc.*	55	1,713
Monarch Casino & Resort, Inc.*	29	1,701
Bally's Corp.*	85	1,681
Titan International, Inc.*	110	1,661
Clean Energy Fuels Corp.*	363	1,626
MarineMax, Inc.*	45	1,625
Designer Brands, Inc. — Class A	124	1,619
Interface, Inc. — Class A	126	1,580
Sonic Automotive, Inc. — Class A	43	1,575
Hawaiian Holdings, Inc.*	109	1,560
Funko, Inc. — Class A*	68	1,518
Arko Corp.	182	1,485
Sleep Number Corp.*	46	1,424
Wabash National Corp.	104	1,412
Genesco, Inc.*	28	1,397
Douglas Dynamics, Inc.	48	1,380
Shyft Group, Inc.	74	1,376
Accel Entertainment, Inc.*	126	1,338
BlueLinx Holdings, Inc.*	20	1,336
America's Car-Mart, Inc.*	13	1,308
Chico's FAS, Inc.*	263	1,307
Sun Country Airlines Holdings, Inc.*	71	1,302
Big Lots, Inc.	60	1,258
A-Mark Precious Metals, Inc.	39	1,258
Guess?, Inc.	73	1,245
Hibbett, Inc.	28	1,224
indie Semiconductor, Inc. — Class A*	214	1,220
Green Brick Partners, Inc.*	61	1,194
Clarus Corp.	62	1,177
Winmark Corp.	6	1,173
Lions Gate Entertainment Corp. — Class A*	125	1,164
Life Time Group Holdings, Inc.*	90	1,159
Holley, Inc.*	110	1,155
Ruth's Hospitality Group, Inc.	70	1,138
Denny's Corp.*	129	1,120
Children's Place, Inc.*	28	1,090
Ermenegildo Zegna Holditalia SpA	101	1,066
BJ's Restaurants, Inc.*	49	1,062
PC Connection, Inc.	24	1,057
Movado Group, Inc.	34	1,052
OneSpaWorld Holdings Ltd.*	142	1,018
Ethan Allen Interiors, Inc.	49	990
Vizio Holding Corp. — Class A*	145	989
Sovos Brands, Inc.*	61	968
Titan Machinery, Inc.*	43	964
Global Industrial Co.	28	945
TravelCenters of America, Inc.*	27	931
RCI Hospitality Holdings, Inc.	19	919
Hyliion Holdings Corp.*,1	285	918
Sportsman's Warehouse Holdings, Inc.*	93	892
Zumiez, Inc.*	34	884
Bowlero Corp.*	83	879
EVgo, Inc.*	146	877
VSE Corp.	23	864
PetMed Express, Inc.	43	856
Bed Bath & Beyond, Inc.*,1	171	850
Lovesac Co.*	30	825
Shoe Carnival, Inc.	38	821
MasterCraft Boat Holdings, Inc.*	39	821
Workhorse Group, Inc.*	314	816
REV Group, Inc.	75	815
Microvast Holdings, Inc.*	366	813
Chuy's Holdings, Inc.*	40	797
OneWater Marine, Inc. — Class A*	24	793
Rite Aid Corp.*	117	789
Beazer Homes USA, Inc.*	64	772
Marcus Corp.*	51	753
Frontier Group Holdings, Inc.*,1	80	750
Rush Enterprises, Inc. — Class B	15	744
Haverty Furniture Companies, Inc.	32	742
Portillo's, Inc. — Class A*	43	703
Hudson Technologies, Inc.*	92	691
Bluegreen Vacations Holding Corp.	27	674
Johnson Outdoors, Inc. — Class A	11	673
Wheels Up Experience, Inc.*	341	665
Universal Electronics, Inc.*	26	665
Solid Power, Inc.*	122	656
Aeva Technologies, Inc.*	208	651
Tupperware Brands Corp.*	98	621
Rush Street Interactive, Inc.*	130	607
Kimball International, Inc. — Class B	78	598
Cenntro Electric Group Ltd.*	395	596
LL Flooring Holdings, Inc.*	63	590
Aspen Aerogels, Inc.*,1	59	583
Lindblad Expeditions Holdings, Inc.*	69	559
Hyzon Motors, Inc.*,1	188	553
Miller Industries, Inc.	24	544
Vinco Ventures, Inc.*	394	543
Lordstown Motors Corp. — Class A*	342	540
Forestar Group, Inc.*	39	534
Liberty Media Corporation-Liberty Braves — Class A*	21	528
Motorcar Parts of America, Inc.*	40	525
Fossil Group, Inc.*	100	517
Big 5 Sporting Goods Corp.	46	516
Rocky Brands, Inc.	15	513
Kura Sushi USA, Inc. — Class A*	10	495
Build-A-Bear Workshop, Inc. — Class A	30	493
Dream Finders Homes, Inc. — Class A*	45	479
Hovnanian Enterprises, Inc. — Class A*	11	471
Canoo, Inc.*	247	457
Cato Corp. — Class A	39	453
Xponential Fitness, Inc. — Class A*	36	452
Superior Group of Companies, Inc.	25	444

Russell 2000 ® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
GrowGeneration Corp.*	123	$442
Container Store Group, Inc.*	70	436
Destination XL Group, Inc.*	128	434
PLBY Group, Inc.*	67	429
Citi Trends, Inc.*	18	426
Full House Resorts, Inc.*	70	426
Weber, Inc. — Class A	58	418
Century Casinos, Inc.*	58	417
Noodles & Co.*	88	414
El Pollo Loco Holdings, Inc.*	42	413
Velodyne Lidar, Inc.*	414	395
NEOGAMES S.A.*	28	376
Target Hospitality Corp.*	65	371
Purple Innovation, Inc.*	118	361
Snap One Holdings Corp.*	39	358
ONE Group Hospitality, Inc.*	48	354
Tilly's, Inc. — Class A	49	344
Blue Bird Corp.*	37	341
Sweetgreen, Inc. — Class A*	29	338
Weyco Group, Inc.	13	318
ThredUp, Inc. — Class A*	126	315
Party City Holdco, Inc.*	234	309
F45 Training Holdings, Inc.*	78	307
First Watch Restaurant Group, Inc.*	21	303
Lifetime Brands, Inc.	27	298
Traeger, Inc.*	69	293
Reservoir Media, Inc.*	44	287
Aterian, Inc.*,1	131	283
Express, Inc.*	138	270
Duluth Holdings, Inc. — Class B*	28	267
Biglari Holdings, Inc. — Class B*	2	245
Tile Shop Holdings, Inc.	78	239
Lightning eMotors, Inc.*	84	233
Conn's, Inc.*	28	225
Xos, Inc.*	117	215
JOANN, Inc.	24	186
Marine Products Corp.	18	171
Landsea Homes Corp.*	22	147
Torrid Holdings, Inc.*	32	138
Sonder Holdings, Inc.*	94	98
CompX International, Inc.	3	70
Mullen Automotive, Inc.*	33	34
Cepton, Inc.*	17	27
Total Consumer, Cyclical		543,821
Technology - 7.2%
Sailpoint Technologies Holdings, Inc.*	200	12,536
Silicon Laboratories, Inc.*	78	10,937
Tenable Holdings, Inc.*	236	10,717
CMC Materials, Inc.	61	10,644
Qualys, Inc.*	84	10,596
ExlService Holdings, Inc.*	69	10,166
Synaptics, Inc.*	85	10,034
Power Integrations, Inc.	124	9,301
SPS Commerce, Inc.*	78	8,818
Rapid7, Inc.*	125	8,350
Maximus, Inc.	132	8,251
Blackline, Inc.*	118	7,859
Semtech Corp.*	136	7,476
Onto Innovation, Inc.*	106	7,392
Ziff Davis, Inc.*	98	7,304
Box, Inc. — Class A*	277	6,964
Varonis Systems, Inc.*	234	6,861
DigitalOcean Holdings, Inc.*,1	164	6,783
Workiva, Inc.*	102	6,731
FormFactor, Inc.*	167	6,468
ACI Worldwide, Inc.*	246	6,369
Envestnet, Inc.*	118	6,227
Diodes, Inc.*	95	6,134
ManTech International Corp. — Class A	64	6,109
CommVault Systems, Inc.*	95	5,975
Altair Engineering, Inc. — Class A*	111	5,827
Blackbaud, Inc.*	100	5,807
Insight Enterprises, Inc.*	67	5,781
Verint Systems, Inc.*	136	5,760
Sprout Social, Inc. — Class A*	99	5,749
SiTime Corp.*	34	5,543
Evolent Health, Inc. — Class A*	176	5,405
Kulicke & Soffa Industries, Inc.	125	5,351
MaxLinear, Inc. — Class A*	154	5,233
NetScout Systems, Inc.*	151	5,111
Ambarella, Inc.*	78	5,106
Rambus, Inc.*	235	5,050
MACOM Technology Solutions Holdings, Inc.*	108	4,979
Verra Mobility Corp.*	313	4,917
PagerDuty, Inc.*	182	4,510
Duolingo, Inc.*	50	4,377
Progress Software Corp.	94	4,258
CSG Systems International, Inc.	69	4,118
Appian Corp.*,1	86	4,073
Super Micro Computer, Inc.*	97	3,914
Axcelis Technologies, Inc.*	70	3,839
Appfolio, Inc. — Class A*	41	3,716
Amkor Technology, Inc.	218	3,695
Xerox Holdings Corp.	245	3,638
Allscripts Healthcare Solutions, Inc.*	244	3,618
Digital Turbine, Inc.*	197	3,442
E2open Parent Holdings, Inc.*	427	3,322
MicroStrategy, Inc. — Class A*,1	20	3,286
Xperi Holding Corp.	223	3,218
Apollo Medical Holdings, Inc.*	83	3,203
Schrodinger Incorporated/United States*	116	3,064
1Life Healthcare, Inc.*	387	3,034
Ping Identity Holding Corp.*	166	3,011
Parsons Corp.*	72	2,910
Ultra Clean Holdings, Inc.*	97	2,888
Cohu, Inc.*	103	2,858
Asana, Inc. — Class A*	158	2,778
Fastly, Inc. — Class A*	239	2,775
TTEC Holdings, Inc.	40	2,716
Privia Health Group, Inc.*	93	2,708
C3.ai, Inc. — Class A*	148	2,702
Clear Secure, Inc. — Class A*	133	2,660
Impinj, Inc.*	45	2,640
3D Systems Corp.*	272	2,638
Phreesia, Inc.*	105	2,626
Photronics, Inc.*	129	2,513
Momentive Global, Inc.*	284	2,499
Duck Creek Technologies, Inc.*	166	2,465
KnowBe4, Inc. — Class A*	156	2,437
Everbridge, Inc.*	85	2,371
PROS Holdings, Inc.*	88	2,308

Russell 2000 ® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
BigCommerce Holdings, Inc.*	138	$2,236
Zuora, Inc. — Class A*	242	2,166
PAR Technology Corp.*	57	2,137
LivePerson, Inc.*	151	2,135
Cerence, Inc.*	84	2,119
Veeco Instruments, Inc.*	107	2,076
NextGen Healthcare, Inc.*	119	2,075
Alignment Healthcare, Inc.*	181	2,065
Avid Technology, Inc.*	77	1,998
Agilysys, Inc.*	42	1,985
Model N, Inc.*	77	1,970
AvidXchange Holdings, Inc.*	314	1,928
Olo, Inc. — Class A*,1	193	1,905
Domo, Inc. — Class B*	65	1,807
Digi International, Inc.*	73	1,768
Grid Dynamics Holdings, Inc.*	104	1,749
ACM Research, Inc. — Class A*	103	1,734
Donnelley Financial Solutions, Inc.*	59	1,728
SMART Global Holdings, Inc.*	105	1,719
Matterport, Inc.*	469	1,717
Amplitude, Inc. — Class A*	120	1,715
Unisys Corp.*	142	1,708
Health Catalyst, Inc.*	116	1,681
CEVA, Inc.*	49	1,644
Simulations Plus, Inc.	33	1,628
Sapiens International Corporation N.V.	66	1,597
Cardlytics, Inc.*	71	1,584
ACV Auctions, Inc. — Class A*	242	1,583
Conduent, Inc.*	364	1,573
Alpha & Omega Semiconductor Ltd.*	47	1,567
Outset Medical, Inc.*	103	1,531
Consensus Cloud Solutions, Inc.*	34	1,485
PubMatic, Inc. — Class A*	89	1,414
PDF Solutions, Inc.*	65	1,398
Sumo Logic, Inc.*	183	1,371
Pitney Bowes, Inc.	371	1,343
N-able, Inc.*	146	1,314
ForgeRock, Inc. — Class A*	60	1,285
Desktop Metal, Inc. — Class A*	567	1,248
Yext, Inc.*	258	1,233
8x8, Inc.*	236	1,215
EngageSmart, Inc.*	75	1,206
AvePoint, Inc.*	276	1,198
PowerSchool Holdings, Inc. — Class A*	98	1,181
Hims & Hers Health, Inc.*	260	1,178
IonQ, Inc.*,1	255	1,117
American Software, Inc. — Class A	67	1,083
Corsair Gaming, Inc.*,1	82	1,077
BTRS Holdings, Inc. — Class 1*	215	1,071
Alkami Technology, Inc.*	77	1,069
SolarWinds Corp.	104	1,066
OneSpan, Inc.*	86	1,023
Computer Programs and Systems, Inc.*	31	991
Ebix, Inc.[1]	57	963
Bandwidth, Inc. — Class A*	50	941
Blend Labs, Inc. — Class A*	397	937
Telos Corp.*	115	929
Vuzix Corp.*,1	127	902
Upland Software, Inc.*	62	900
Rackspace Technology, Inc.*	123	882
CS Disco, Inc.*	48	866
ON24, Inc.*	89	845
Mitek Systems, Inc.*	91	841
Instructure Holdings, Inc.*	37	840
Cvent Holding Corp.*	180	832
MeridianLink, Inc.*	49	818
Integral Ad Science Holding Corp.*	82	814
Skillz, Inc.*	655	812
Daily Journal Corp.*	3	776
Playstudios, Inc.*	170	728
Cantaloupe, Inc.*	125	700
HireRight Holdings Corp.*,1	45	639
Rimini Street, Inc.*	104	625
Skillsoft Corp.*	174	612
Enfusion, Inc. — Class A*	55	562
Brightcove, Inc.*	88	556
Faraday Future Intelligent Electric, Inc.*	213	554
GTY Technology Holdings, Inc.*	87	545
AXT, Inc.*	87	510
UserTesting, Inc.*	101	507
WM Technology, Inc.*	154	507
Rockley Photonics Holdings Ltd.*	219	477
Ouster, Inc.*	293	475
EverCommerce, Inc.*	52	470
Porch Group, Inc.*	173	443
Intapp, Inc.*	30	439
eGain Corp.*	45	439
Veritone, Inc.*	67	437
Markforged Holding Corp.*	236	437
Outbrain, Inc.*	86	433
Benefitfocus, Inc.*	55	428
Atomera, Inc.*	44	413
Digimarc Corp.*	29	410
Inspired Entertainment, Inc.*	47	405
Avaya Holdings Corp.*	179	401
Red Violet, Inc.*	20	381
Convey Health Solutions Holdings, Inc.*	35	364
Diebold Nixdorf, Inc.*	157	356
Cerberus Cyber Sentinel Corp.*,1	98	353
Inseego Corp.*	185	350
IronNet, Inc.*	139	307
Zeta Global Holdings Corp. — Class A*	67	303
Nutex Health, Inc.*	83	268
Rigetti Computing, Inc.*,1	69	253
Arteris, Inc.*	36	251
NextNav, Inc.*	105	238
SecureWorks Corp. — Class A*	21	228
Sharecare, Inc.*	132	209
IBEX Holdings Ltd.*	12	202
Latch, Inc.*	151	172
Velo3D, Inc.*	121	167
Loyalty Ventures, Inc.*	43	153
Viant Technology, Inc. — Class A*	30	152
SkyWater Technology, Inc.*	23	138
Kaleyra, Inc.*	63	128

Russell 2000 ® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
LiveVox Holdings, Inc.*	48	$80
Weave Communications, Inc.*	11	33
Total Technology		512,979
Energy - 3.8%
Matador Resources Co.	241	11,228
Murphy Oil Corp.	316	9,540
Helmerich & Payne, Inc.	220	9,473
SM Energy Co.	260	8,889
ChampionX Corp.	438	8,694
Civitas Resources, Inc.	158	8,262
Magnolia Oil & Gas Corp. — Class A	358	7,514
Patterson-UTI Energy, Inc.	460	7,250
CNX Resources Corp.*	413	6,798
Denbury, Inc.*	109	6,539
California Resources Corp.	168	6,468
PBF Energy, Inc. — Class A*	208	6,036
Kosmos Energy Ltd.*	968	5,992
Whiting Petroleum Corp.	84	5,715
Equitrans Midstream Corp.	882	5,609
Valaris Ltd.*	131	5,533
Peabody Energy Corp.*	252	5,375
Oasis Petroleum, Inc.	42	5,109
Alpha Metallurgical Resources, Inc.	38	4,907
Arch Resources, Inc.[1]	33	4,722
Callon Petroleum Co.*	106	4,155
Shoals Technologies Group, Inc. — Class A*	240	3,955
Sunnova Energy International, Inc.*	213	3,926
Liberty Energy, Inc. — Class A*	306	3,905
Delek US Holdings, Inc.	151	3,902
CONSOL Energy, Inc.*	74	3,654
NexTier Oilfield Solutions, Inc.*	377	3,585
Northern Oil and Gas, Inc.	141	3,562
Array Technologies, Inc.*	323	3,556
Warrior Met Coal, Inc.	110	3,367
Tellurian, Inc.*	1,094	3,260
Weatherford International plc*	152	3,218
Green Plains, Inc.*	113	3,070
FuelCell Energy, Inc.*	792	2,970
SunPower Corp. — Class A*	175	2,767
Brigham Minerals, Inc. — Class A	109	2,685
Centennial Resource Development, Inc. — Class A*	441	2,637
Laredo Petroleum, Inc.*	37	2,551
Nabors Industries Ltd.*	19	2,544
Archrock, Inc.	290	2,398
Comstock Resources, Inc.*	197	2,380
NOW, Inc.*	236	2,308
Oceaneering International, Inc.*	214	2,286
Stem, Inc.*	309	2,212
Talos Energy, Inc.*	142	2,197
CVR Energy, Inc.	63	2,110
Gulfport Energy Corp.*	26	2,067
Noble Corp.*	81	2,053
Archaea Energy, Inc.*	128	1,988
Expro Group Holdings N.V.*	166	1,912
Dril-Quip, Inc.*	73	1,883
ProPetro Holding Corp.*	187	1,870
US Silica Holdings, Inc.*	159	1,816
MRC Global, Inc.*	178	1,773
Tidewater, Inc.*	82	1,729
Par Pacific Holdings, Inc.*	105	1,637
Ranger Oil Corp. — Class A*	46	1,512
Montauk Renewables, Inc.*	138	1,387
Borr Drilling Ltd.*	288	1,328
Berry Corp.	172	1,311
Earthstone Energy, Inc. — Class A*	93	1,269
Diamond Offshore Drilling, Inc.*	214	1,260
Kinetik Holdings, Inc. — Class A	36	1,229
Vertex Energy, Inc.*	116	1,220
SunCoke Energy, Inc.	179	1,219
Bristow Group, Inc.*	51	1,193
RPC, Inc.*	159	1,099
TETRA Technologies, Inc.*	267	1,084
SandRidge Energy, Inc.*	68	1,066
Select Energy Services, Inc. — Class A*	153	1,044
Gevo, Inc.*	422	992
TPI Composites, Inc.*	78	975
Helix Energy Solutions Group, Inc.*	307	952
REX American Resources Corp.*	11	933
W&T Offshore, Inc.*	203	877
Crescent Energy Co. — Class A	70	874
VAALCO Energy, Inc.	125	868
Excelerate Energy, Inc. — Class A*	40	797
Aris Water Solution, Inc. — Class A	47	784
Solaris Oilfield Infrastructure, Inc. — Class A	68	740
Fluence Energy, Inc.*	77	730
DMC Global, Inc.*	40	721
Oil States International, Inc.*	131	710
SilverBow Resources, Inc.*	25	709
Ramaco Resources, Inc.	48	632
Sitio Royalties Corp.	26	591
Alto Ingredients, Inc.*	155	575
Newpark Resources, Inc.*	182	562
National Energy Services Reunited Corp.*	82	556
Energy Vault Holdings, Inc.*	54	541
Riley Exploration Permian, Inc.	22	532
Infrastructure and Energy Alternatives, Inc.*	65	522
Amplify Energy Corp.*	76	497
Ring Energy, Inc.*	185	492
FutureFuel Corp.	55	400
HighPeak Energy, Inc.	14	359
NACCO Industries, Inc. — Class A	9	341
Cleanspark, Inc.*	86	337
Aemetis, Inc.*	62	304
Eneti, Inc.	49	301
NextDecade Corp.*,1	66	293
Empire Petroleum Corp.*	15	178
Heliogen, Inc.*	41	87
Battalion Oil Corp.*	5	43
Total Energy		274,567
Communications - 3.1%
Vonage Holdings Corp.*	551	10,381
Iridium Communications, Inc.*	273	10,254
TEGNA, Inc.	478	10,024

Russell 2000 ® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
Marqeta, Inc. — Class A*	931	$7,550
Perficient, Inc.*	73	6,693
Viavi Solutions, Inc.*	488	6,456
DigitalBridge Group, Inc.*	1,268	6,188
Cogent Communications Holdings, Inc.	92	5,590
Upwork, Inc.*	257	5,315
Bumble, Inc. — Class A*	185	5,208
Cargurus, Inc.*	219	4,706
Q2 Holdings, Inc.*	120	4,628
Calix, Inc.*	122	4,165
Yelp, Inc. — Class A*	147	4,082
Maxar Technologies, Inc.	156	4,070
InterDigital, Inc.	66	4,013
TechTarget, Inc.*	59	3,877
Plantronics, Inc.*	91	3,611
Telephone & Data Systems, Inc.	216	3,411
Gray Television, Inc.	181	3,057
ePlus, Inc.*	57	3,028
Shutterstock, Inc.	52	2,980
CommScope Holding Company, Inc.*	440	2,693
Liberty Latin America Ltd. — Class C*	328	2,555
Magnite, Inc.*	281	2,495
Figs, Inc. — Class A*	273	2,487
Extreme Networks, Inc.*	274	2,444
Open Lending Corp. — Class A*	226	2,312
Shenandoah Telecommunications Co.	104	2,309
Revolve Group, Inc.*	88	2,280
Overstock.com, Inc.*	91	2,276
Infinera Corp.*	406	2,176
Scholastic Corp.	59	2,122
WideOpenWest, Inc.*	115	2,094
iHeartMedia, Inc. — Class A*	258	2,036
A10 Networks, Inc.	141	2,027
ContextLogic, Inc. — Class A*,1	1,220	1,952
AMC Networks, Inc. — Class A*	65	1,893
Vimeo, Inc.*	307	1,848
ADTRAN, Inc.	105	1,841
Sinclair Broadcast Group, Inc. — Class A	89	1,816
Globalstar, Inc.*,1	1,467	1,804
NeoPhotonics Corp.*	113	1,777
Gogo, Inc.*	107	1,732
Harmonic, Inc.*	197	1,708
Eventbrite, Inc. — Class A*	165	1,695
EW Scripps Co. — Class A*	125	1,559
Clearfield, Inc.*	25	1,549
EchoStar Corp. — Class A*	76	1,467
Planet Labs PBC*	333	1,442
Cars.com, Inc.*	149	1,405
Squarespace, Inc. — Class A*	67	1,402
Thryv Holdings, Inc.*	54	1,209
NETGEAR, Inc.*	61	1,130
HealthStream, Inc.*	52	1,129
QuinStreet, Inc.*	111	1,117
Consolidated Communications Holdings, Inc.*	159	1,113
ATN International, Inc.	23	1,079
Anterix, Inc.*	26	1,068
OptimizeRx Corp.*	38	1,041
Cyxtera Technologies, Inc.*	91	1,032
Poshmark, Inc. — Class A*	99	1,001
fuboTV, Inc.*	382	944
Couchbase, Inc.*	57	936
Tucows, Inc. — Class A*	21	935
ChannelAdvisor Corp.*	64	933
United States Cellular Corp.*	32	927
Boston Omaha Corp. — Class A*	44	909
Stagwell, Inc.*	167	907
Gannett Company, Inc.*	309	896
Stitch Fix, Inc. — Class A*	174	860
Clear Channel Outdoor Holdings, Inc.*	783	838
Allbirds, Inc. — Class A*	202	794
IDT Corp. — Class B*	31	780
CarParts.com, Inc.*	109	756
Rover Group, Inc.*	199	748
Liquidity Services, Inc.*	53	712
Edgio, Inc.*	294	679
Advantage Solutions, Inc.*	177	672
Liberty Latin America Ltd. — Class A*	83	648
DZS, Inc.*	37	602
Aviat Networks, Inc.*	24	601
Credo Technology Group Holding Ltd.*,1	50	584
Ooma, Inc.*	49	580
Entravision Communications Corp. — Class A	127	579
Quotient Technology, Inc.*	192	570
1-800-Flowers.com, Inc. — Class A*	58	552
Blade Air Mobility, Inc.*,1	120	535
Groupon, Inc.*	46	520
MediaAlpha, Inc. — Class A*	51	502
Ribbon Communications, Inc.*	155	471
DHI Group, Inc.*	92	457
RealReal, Inc.*	182	453
Focus Universal, Inc.*,1	38	434
Vivid Seats, Inc. — Class A1	53	396
Ondas Holdings, Inc.*	73	393
EverQuote, Inc. — Class A*	42	371
Cambium Networks Corp.*	25	366
Lands' End, Inc.*	33	350
RumbleON, Inc. — Class B*	22	324
Cumulus Media, Inc. — Class A*	40	309
Preformed Line Products Co.	5	307
Casa Systems, Inc.*	76	299
1stdibs.com, Inc.*	50	285
Vacasa, Inc. — Class A*	88	253
Nerdy, Inc.*	116	247
Audacy, Inc.*	256	241
Terran Orbital Corp.*	51	234
KORE Group Holdings, Inc.*	75	230
Arena Group Holdings, Inc.*	24	216
Starry Group Holdings, Inc. — Class A*,1	51	210
Solo Brands, Inc. — Class A*,1	47	191
Gambling.com Group Ltd.*	19	150
Lulu's Fashion Lounge Holdings, Inc.*	13	141
BARK, Inc.*	110	141
Value Line, Inc.	2	132
Urban One, Inc.*	26	111

Russell 2000 ® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
AdTheorent Holding Company, Inc.*	34	$105
Inspirato, Inc.*	22	102
Urban One, Inc.*	18	98
Innovid Corp.*	48	80
aka Brands Holding Corp.*	24	66
Total Communications		218,064
Utilities - 2.4%
Southwest Gas Holdings, Inc.	142	12,366
Black Hills Corp.	139	10,115
ONE Gas, Inc.	115	9,337
Portland General Electric Co.	192	9,279
New Jersey Resources Corp.	206	9,173
South Jersey Industries, Inc.	263	8,979
Brookfield Infrastructure Corp. — Class A	210	8,925
PNM Resources, Inc.	183	8,744
Spire, Inc.	109	8,106
Ormat Technologies, Inc.	97	7,600
ALLETE, Inc.	123	7,230
NorthWestern Corp.	117	6,895
Avista Corp.	155	6,744
American States Water Co.	79	6,439
California Water Service Group	115	6,388
Clearway Energy, Inc. — Class C	176	6,132
MGE Energy, Inc.	78	6,071
Otter Tail Corp.	88	5,907
Chesapeake Utilities Corp.	37	4,793
Northwest Natural Holding Co.	73	3,876
SJW Group	58	3,620
Middlesex Water Co.	37	3,244
Ameresco, Inc. — Class A*	68	3,098
Clearway Energy, Inc. — Class A	75	2,398
Unitil Corp.	34	1,997
York Water Co.	30	1,213
Artesian Resources Corp. — Class A	18	885
Altus Power, Inc.*	90	568
Global Water Resources, Inc.	28	370
FTC Solar, Inc.*	89	322
Via Renewables, Inc.	26	199
Total Utilities		171,013
Basic Materials - 2.3%
Rogers Corp.*	40	10,484
Balchem Corp.	68	8,822
Commercial Metals Co.	259	8,573
Livent Corp.*	348	7,896
Cabot Corp.	119	7,591
Sensient Technologies Corp.	90	7,250
HB Fuller Co.	114	6,864
Arconic Corp.*	227	6,367
Allegheny Technologies, Inc.*	266	6,041
Ingevity Corp.*	83	5,241
Innospec, Inc.	53	5,077
Stepan Co.	46	4,662
Hecla Mining Co.	1,147	4,496
Quaker Chemical Corp.	29	4,336
Minerals Technologies, Inc.	70	4,294
Tronox Holdings plc — Class A	251	4,217
Constellium SE*	266	3,514
GCP Applied Technologies, Inc.*	107	3,347
Trinseo plc	78	3,000
Carpenter Technology Corp.	102	2,846
Perimeter Solutions S.A.*	261	2,829
Kaiser Aluminum Corp.	34	2,689
Compass Minerals International, Inc.	74	2,619
Sylvamo Corp.	76	2,484
Novagold Resources, Inc.*	513	2,468
Orion Engineered Carbons S.A.	130	2,019
AdvanSix, Inc.	58	1,939
Uranium Energy Corp.*	599	1,845
Schnitzer Steel Industries, Inc. — Class A	56	1,839
Coeur Mining, Inc.*	597	1,815
Schweitzer-Mauduit International, Inc.	68	1,708
Energy Fuels, Inc.*	335	1,645
Lightwave Logic, Inc.*	240	1,570
Hawkins, Inc.	42	1,513
American Vanguard Corp.	63	1,408
Codexis, Inc.*	131	1,370
Ecovyst, Inc.	137	1,349
Piedmont Lithium, Inc.*	37	1,347
Resolute Forest Products, Inc.*	99	1,263
Neenah, Inc.	36	1,229
Clearwater Paper Corp.*	36	1,210
Origin Materials, Inc.*	228	1,167
Diversey Holdings Ltd.*	168	1,109
Intrepid Potash, Inc.*	24	1,087
Koppers Holdings, Inc.	44	996
Danimer Scientific, Inc.*,1	194	885
Kronos Worldwide, Inc.	47	865
5E Advanced Materials, Inc.*	69	841
Century Aluminum Co.*	111	818
Amyris, Inc.*	422	781
Glatfelter Corp.	94	647
Ur-Energy, Inc.*	449	476
United States Lime & Minerals, Inc.	4	422
Unifi, Inc.*	30	422
Dakota Gold Corp.*	109	365
Hycroft Mining Holding Corp.*	324	360
Rayonier Advanced Materials, Inc.*	132	346
Valhi, Inc.	5	227
PolyMet Mining Corp.*	63	173
Terawulf, Inc.*	46	55
Total Basic Materials		165,118
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	59	783

Diversified - 0.0%
Professional Holding Corp. — Class A*	28	561
Total Common Stocks
(Cost $5,682,261)		4,876,355

Russell 2000 ® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Tobira Therapeutics, Inc.*	14	$–
UCB*	140	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $–)		–

MUTUAL FUNDS† - 19.0%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	76,553	738,738
Guggenheim Strategy Fund II2	25,618	618,412
Total Mutual Funds
(Cost $1,387,675)		1,357,150

	Face Amount
U.S. TREASURY BILLS†† - 5.6%
U.S. Cash Management Bill 1.34% due 10/04/22[3,4]	$381,000	379,185
U.S. Treasury Bills 1.02% due 07/19/22[4,5]	17,000	16,992
Total U.S. Treasury Bills
(Cost $396,590)		396,177

REPURCHASE AGREEMENTS††,6 - 16.0%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22[3]	645,018	645,018
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22[3]	251,194	251,194
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22[3]	248,707	248,707
Total Repurchase Agreements
(Cost $1,144,919)		1,144,919

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.9%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[8]	66,042	66,042
Total Securities Lending Collateral
(Cost $66,042)		66,042
Total Investments - 109.8%
(Cost $8,677,487)		$7,840,643
Other Assets & Liabilities, net - (9.8)%		(700,120)
Total Net Assets - 100.0%		$7,140,523

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	3	Sep 2022	$256,275	$(13,827)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	Russell 2000 Index	Pay	1.83% (Federal Funds Rate + 0.25%)	At Maturity	11/17/22	1,404	$2,397,567	$(62,298)
BNP Paribas	Russell 2000 Index	Pay	1.78% (Federal Funds Rate + 0.20%)	At Maturity	11/17/22	617	1,054,252	(195,736)
Barclays Bank plc	Russell 2000 Index	Pay	1.51% (SOFR)	At Maturity	11/16/22	1,241	2,119,583	(346,168)
							$5,571,402	$(604,202)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	All or a portion of this security is on loan at June 30, 2022 — See Note 5.
2	Affiliated issuer.
3	All or a portion of this security is pledged as equity index swap collateral at June 30, 2022.
4	Rate indicated is the effective yield at the time of purchase.
5	All or a portion of this security is pledged as futures collateral at June 30, 2022.
6	Repurchase Agreements — See Note 4.
7	Securities lending collateral — See Note 5.
8	Rate indicated is the 7-day yield as of June 30, 2022.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Russell 2000 ® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$4,876,355	$—	$—		$4,876,355
Rights	—	—	—	*	—
Mutual Funds	1,357,150	—	—		1,357,150
U.S. Treasury Bills	—	396,177	—		396,177
Repurchase Agreements	—	1,144,919	—		1,144,919
Securities Lending Collateral	66,042	—	—		66,042
Total Assets	$6,299,547	$1,541,096	$—		$7,840,643

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$13,827	$—	$—	$13,827
Equity Index Swap Agreements**	—	604,202	—	604,202
Total Liabilities	$13,827	$604,202	$—	$618,029

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 3/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/22	Shares 6/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$905,308	$–	$(275,000)	$(6,008)	$(5,888)	$618,412	25,618	$3,744
Guggenheim Ultra Short Duration Fund — Institutional Class	899,762	–	(150,000)	(3,071)	(7,953)	738,738	76,553	2,750
	$1,805,070	$–	$(425,000)	$(9,079)	$(13,841)	$1,357,150		$6,494

Russell 2000 ® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 80.7%
Financial - 19.6%
SouthState Corp.	531	$40,967
STAG Industrial, Inc. REIT	1,277	39,434
Agree Realty Corp. REIT	526	37,940
Glacier Bancorp, Inc.	787	37,320
Selective Insurance Group, Inc.	422	36,689
First Financial Bankshares, Inc.	920	36,128
Kinsale Capital Group, Inc.	153	35,135
Blackstone Mortgage Trust, Inc. — Class A REIT	1,205	33,342
United Bankshares, Inc.	938	32,896
Independence Realty Trust, Inc. REIT	1,569	32,525
RLI Corp.	276	32,179
Valley National Bancorp	3,049	31,740
Old National Bancorp	2,076	30,704
Cadence Bank	1,297	30,454
Terreno Realty Corp. REIT	526	29,314
Healthcare Realty Trust, Inc. REIT	1,072	29,158
Essent Group Ltd.	746	29,019
Ryman Hospitality Properties, Inc. REIT*	381	28,967
Houlihan Lokey, Inc.	361	28,494
ServisFirst Bancshares, Inc.	355	28,017
Home BancShares, Inc.	1,346	27,956
Physicians Realty Trust REIT	1,592	27,780
Hancock Whitney Corp.	610	27,041
Phillips Edison & Company, Inc. REIT[1]	809	27,029
UMB Financial Corp.	312	26,863
PS Business Parks, Inc. REIT	143	26,763
Kite Realty Group Trust REIT	1,542	26,661
Independent Bank Corp.	330	26,212
First Interstate BancSystem, Inc. — Class A	663	25,267
Broadstone Net Lease, Inc. REIT	1,198	24,571
Radian Group, Inc.	1,226	24,091
Community Bank System, Inc.	378	23,920
CVB Financial Corp.	957	23,743
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	603	22,830
Sabra Health Care REIT, Inc.	1,634	22,827
United Community Banks, Inc.	752	22,703
Apple Hospitality REIT, Inc.	1,523	22,342
Innovative Industrial Properties, Inc. REIT	197	21,644
LXP Industrial Trust REIT	2,002	21,502
PotlatchDeltic Corp. REIT	483	21,344
Equity Commonwealth REIT*	764	21,033
Eastern Bankshares, Inc.	1,138	21,007
Walker & Dunlop, Inc.	218	21,002
Corporate Office Properties Trust REIT	798	20,900
BankUnited, Inc.	578	20,559
American Equity Investment Life Holding Co.	552	20,187
Cathay General Bancorp	510	19,966
Essential Properties Realty Trust, Inc. REIT	924	19,857
Federated Hermes, Inc. — Class B	622	19,773
Pacific Premier Bancorp, Inc.	664	19,415
Associated Banc-Corp.	1,056	19,283
National Health Investors, Inc. REIT	313	18,971
Texas Capital Bancshares, Inc.*	360	18,950
Mr Cooper Group, Inc.*	514	18,884
Simmons First National Corp. — Class A	886	18,836
Ameris Bancorp	468	18,804
SITE Centers Corp. REIT	1,379	18,575
WSFS Financial Corp.	456	18,281
Moelis & Co. — Class A	457	17,983
Atlantic Union Bankshares Corp.	530	17,978
First BanCorp	1,388	17,919
Independent Bank Group, Inc.	260	17,657
Outfront Media, Inc. REIT	1,036	17,560
Enstar Group Ltd.*	82	17,546
Cushman & Wakefield plc*	1,125	17,145
Hamilton Lane, Inc. — Class A	250	16,795
Trupanion, Inc.*	276	16,632
Fulton Financial Corp.	1,148	16,589
Columbia Banking System, Inc.	558	15,987
Kennedy-Wilson Holdings, Inc.	836	15,834
Uniti Group, Inc. REIT	1,679	15,816
International Bancshares Corp.	385	15,431
Pebblebrook Hotel Trust REIT	919	15,228
Artisan Partners Asset Management, Inc. — Class A	425	15,117
Sunstone Hotel Investors, Inc. REIT*	1,522	15,098
Four Corners Property Trust, Inc. REIT	567	15,077
Chimera Investment Corp. REIT	1,683	14,844
CNO Financial Group, Inc.	814	14,725
Axos Financial, Inc.*	406	14,555
First Merchants Corp.	405	14,426
Arbor Realty Trust, Inc. REIT	1,100	14,421

Russell 2000 ® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
Jackson Financial, Inc. — Class A	535	$14,311
Seacoast Banking Corporation of Florida	429	14,174
Focus Financial Partners, Inc. — Class A*	411	13,999
Piper Sandler Cos.	123	13,943
Washington Federal, Inc.	459	13,779
Banner Corp.	242	13,603
Retail Opportunity Investments Corp. REIT	853	13,460
BancFirst Corp.	139	13,304
Macerich Co. REIT	1,524	13,274
Washington Real Estate Investment Trust REIT	619	13,191
Bread Financial Holdings, Inc.	354	13,119
Flagstar Bancorp, Inc.	370	13,116
WesBanco, Inc.	413	13,096
McGrath RentCorp	172	13,072
TowneBank	477	12,951
RLJ Lodging Trust REIT	1,164	12,839
First Financial Bancorp	660	12,804
Genworth Financial, Inc. — Class A*	3,602	12,715
Trustmark Corp.	434	12,668
CareTrust REIT, Inc.	683	12,595
InvenTrust Properties Corp. REIT	480	12,379
Park National Corp.	102	12,367
Urban Edge Properties REIT	810	12,320
Easterly Government Properties, Inc. REIT	645	12,281
Sandy Spring Bancorp, Inc.	313	12,229
DiamondRock Hospitality Co. REIT*	1,484	12,184
Two Harbors Investment Corp. REIT	2,445	12,176
Stock Yards Bancorp, Inc.	203	12,143
Heartland Financial USA, Inc.	291	12,088
PJT Partners, Inc. — Class A	170	11,948
Silvergate Capital Corp. — Class A*	222	11,884
Provident Financial Services, Inc.	529	11,776
Xenia Hotels & Resorts, Inc. REIT*	810	11,769
Brandywine Realty Trust REIT	1,202	11,587
Hilltop Holdings, Inc.	434	11,570
Lakeland Financial Corp.	174	11,557
Navient Corp.	822	11,500
Cohen & Steers, Inc.	180	11,446
Piedmont Office Realty Trust, Inc. — Class A REIT	870	11,414
Hope Bancorp, Inc.	820	11,349
Horace Mann Educators Corp.	295	11,322
Renasant Corp.	387	11,149
NBT Bancorp, Inc.	296	11,127
Palomar Holdings, Inc.*	172	11,077
Northwest Bancshares, Inc.	860	11,008
Bank of NT Butterfield & Son Ltd.	352	10,979
Claros Mortgage Trust, Inc.	651	10,904
Veritex Holdings, Inc.	372	10,885
Triumph Bancorp, Inc.*	170	10,635
Eagle Bancorp, Inc.	224	10,620
LTC Properties, Inc. REIT	276	10,596
Global Net Lease, Inc. REIT	737	10,436
Apollo Commercial Real Estate Finance, Inc. REIT	996	10,398
Enterprise Financial Services Corp.	250	10,375
American Assets Trust, Inc. REIT	349	10,365
Cannae Holdings, Inc.*	535	10,347
Westamerica BanCorp	185	10,297
Acadia Realty Trust REIT	659	10,294
TriCo Bancshares	224	10,223
PRA Group, Inc.*	281	10,217
Tanger Factory Outlet Centers, Inc. REIT	718	10,210
Newmark Group, Inc. — Class A	1,046	10,115
FB Financial Corp.	257	10,080
NexPoint Residential Trust, Inc. REIT	160	10,002
BRP Group, Inc. — Class A*	414	9,998
NMI Holdings, Inc. — Class A*	598	9,957
Encore Capital Group, Inc.*	171	9,879
Safety Insurance Group, Inc.	101	9,807
StepStone Group, Inc. — Class A	373	9,709
St. Joe Co.	244	9,653
Paramount Group, Inc. REIT	1,321	9,551
StoneX Group, Inc.*	122	9,525
Stewart Information Services Corp.	190	9,452
Alexander & Baldwin, Inc. REIT	513	9,208
Compass Diversified Holdings	429	9,189
PennyMac Financial Services, Inc.	209	9,135
Nelnet, Inc. — Class A	106	9,037
ProAssurance Corp.	382	9,027
PennyMac Mortgage Investment Trust REIT	651	9,003
Centerspace REIT	109	8,889
First Commonwealth Financial Corp.	661	8,871
First Bancorp	250	8,725
Virtus Investment Partners, Inc.	51	8,722
OFG Bancorp	337	8,560
Ladder Capital Corp. — Class A REIT	804	8,474
Capitol Federal Financial, Inc.	920	8,446
LendingClub Corp.*	717	8,382
Mercury General Corp.	189	8,373
First Busey Corp.	365	8,340
City Holding Co.	104	8,308

Russell 2000 ® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
Argo Group International Holdings Ltd.	225	$8,293
Employers Holdings, Inc.	195	8,169
Berkshire Hills Bancorp, Inc.	327	8,100
Southside Bancshares, Inc.	216	8,083
Veris Residential, Inc. REIT*	610	8,076
Radius Global Infrastructure, Inc. — Class A*	529	8,073
Anywhere Real Estate, Inc.*	820	8,061
Franklin BSP Realty Trust, Inc. REIT	596	8,034
Meta Financial Group, Inc.	205	7,927
Getty Realty Corp. REIT	299	7,924
National Bank Holdings Corp. — Class A	207	7,922
Live Oak Bancshares, Inc.	232	7,862
OceanFirst Financial Corp.	411	7,862
MFA Financial, Inc. REIT	726	7,805
Bancorp, Inc.*	394	7,691
BGC Partners, Inc. — Class A	2,261	7,620
S&T Bancorp, Inc.	276	7,571
New York Mortgage Trust, Inc. REIT	2,690	7,424
Customers Bancorp, Inc.*	219	7,424
First Foundation, Inc.	362	7,414
Tompkins Financial Corp.	100	7,210
Brookline Bancorp, Inc.	537	7,147
AMERISAFE, Inc.	136	7,073
Dime Community Bancshares, Inc.	236	6,997
Flywire Corp.*	391	6,893
Necessity Retail REIT, Inc.	946	6,887
Empire State Realty Trust, Inc. — Class A REIT	978	6,875
Banc of California, Inc.	389	6,854
Apartment Investment and Management Co. — Class A REIT*	1,060	6,784
Office Properties Income Trust REIT	339	6,763
German American Bancorp, Inc.	196	6,699
Compass, Inc. — Class A*	1,844	6,657
Preferred Bank/Los Angeles CA	97	6,598
Redwood Trust, Inc. REIT	851	6,561
Marcus & Millichap, Inc.	176	6,510
Enova International, Inc.*	225	6,484
Industrial Logistics Properties Trust REIT	460	6,477
Lakeland Bancorp, Inc.	441	6,447
James River Group Holdings Ltd.	260	6,443
NETSTREIT Corp. REIT	341	6,435
ConnectOne Bancorp, Inc.	263	6,430
iStar, Inc. REIT	469	6,430
KKR Real Estate Finance Trust, Inc. REIT	366	6,387
Premier Financial Corp.	251	6,363
QCR Holdings, Inc.	117	6,317
Nicolet Bankshares, Inc.*	87	6,294
Farmer Mac — Class C	64	6,250
Ready Capital Corp. REIT	524	6,246
UMH Properties, Inc. REIT	350	6,181
Broadmark Realty Capital, Inc. REIT	921	6,180
Origin Bancorp, Inc.	159	6,169
Goosehead Insurance, Inc. — Class A	135	6,165
Heritage Financial Corp.	245	6,164
Blucora, Inc.*	333	6,147
Redfin Corp.*	743	6,122
Armada Hoffler Properties, Inc. REIT	475	6,099
B Riley Financial, Inc.	144	6,084
Community Healthcare Trust, Inc. REIT	168	6,083
Service Properties Trust REIT	1,162	6,077
Washington Trust Bancorp, Inc.	123	5,950
Ellington Financial, Inc. REIT	402	5,897
RPT Realty REIT	591	5,810
eXp World Holdings, Inc.	485	5,708
Amerant Bancorp, Inc.	199	5,596
GEO Group, Inc. REIT*	838	5,531
Safehold, Inc. REIT	154	5,447
Summit Hotel Properties, Inc. REIT*	741	5,387
Columbia Financial, Inc.*	245	5,343
Bluerock Residential Growth REIT, Inc.	203	5,337
Univest Financial Corp.	206	5,241
Peoples Bancorp, Inc.	197	5,240
Lemonade, Inc.*,1	285	5,204
1st Source Corp.	114	5,176
Allegiance Bancshares, Inc.	137	5,173
United Fire Group, Inc.	151	5,169
ARMOUR Residential REIT, Inc.[1]	727	5,118
Gladstone Commercial Corp. REIT	271	5,106
BrightSpire Capital, Inc. REIT	674	5,089
Metropolitan Bank Holding Corp.*	73	5,068
Gladstone Land Corp. REIT	228	5,053
Horizon Bancorp, Inc.	285	4,965
WisdomTree Investments, Inc.	964	4,887
Kearny Financial Corp.	439	4,877
Global Medical REIT, Inc.	432	4,851
Universal Health Realty Income Trust REIT	91	4,842
Hanmi Financial Corp.	214	4,802
First Mid Bancshares, Inc.	132	4,708
International Money Express, Inc.*	230	4,708
Plymouth Industrial REIT, Inc.	267	4,683
Enact Holdings, Inc.	213	4,575
Camden National Corp.	102	4,493
Community Trust Bancorp, Inc.	111	4,489

Russell 2000 ® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
Farmland Partners, Inc. REIT	324	$4,471
HarborOne Bancorp, Inc.	323	4,454
Heritage Commerce Corp.	416	4,447
Orion Office REIT, Inc.	404	4,428
CBL & Associates Properties, Inc. REIT	188	4,416
Cowen, Inc. — Class A	186	4,406
HomeStreet, Inc.	127	4,403
TPG RE Finance Trust, Inc. REIT	488	4,397
Flushing Financial Corp.	204	4,337
CrossFirst Bankshares, Inc.*	322	4,250
Brookfield Business Corp. — Class A	184	4,234
MBIA, Inc.*	340	4,199
Byline Bancorp, Inc.	174	4,141
Brightsphere Investment Group, Inc.	229	4,124
TrustCo Bank Corporation NY	133	4,102
Central Pacific Financial Corp.	191	4,097
Dynex Capital, Inc. REIT	257	4,091
Northfield Bancorp, Inc.	310	4,039
Old Second Bancorp, Inc.	300	4,014
Great Southern Bancorp, Inc.	68	3,982
First Bancshares, Inc.	139	3,975
Cambridge Bancorp	48	3,970
Saul Centers, Inc. REIT	84	3,957
City Office REIT, Inc.	302	3,911
Ares Commercial Real Estate Corp. REIT	317	3,877
Diamond Hill Investment Group, Inc.	22	3,820
Ambac Financial Group, Inc.*	324	3,677
Peapack-Gladstone Financial Corp.	123	3,653
Granite Point Mortgage Trust, Inc. REIT	378	3,618
Midland States Bancorp, Inc.	150	3,606
First Financial Corp.	81	3,604
Orchid Island Capital, Inc. REIT[1]	1,259	3,588
Whitestone REIT — Class B	331	3,558
Chatham Lodging Trust REIT*	339	3,543
SiriusPoint Ltd.*	652	3,534
Bank of Marin Bancorp	111	3,528
CatchMark Timber Trust, Inc. — Class A REIT	347	3,491
Bank First Corp.	46	3,487
Mercantile Bank Corp.	109	3,483
Invesco Mortgage Capital, Inc. REIT	236	3,465
CBTX, Inc.	130	3,457
HCI Group, Inc.	51	3,456
First Community Bankshares, Inc.	116	3,412
Urstadt Biddle Properties, Inc. — Class A REIT	210	3,402
Farmers National Banc Corp.	223	3,345
Alexander's, Inc. REIT	15	3,332
RE/MAX Holdings, Inc. — Class A	133	3,261
World Acceptance Corp.*	29	3,255
National Western Life Group, Inc. — Class A	16	3,243
LendingTree, Inc.*	74	3,243
Business First Bancshares, Inc.	150	3,196
Equity Bancshares, Inc. — Class A	109	3,178
RMR Group, Inc. — Class A	109	3,090
Arrow Financial Corp.	97	3,086
Diversified Healthcare Trust REIT	1,683	3,063
Republic Bancorp, Inc. — Class A	63	3,040
One Liberty Properties, Inc. REIT	116	3,014
MidWestOne Financial Group, Inc.	100	2,972
Franklin Street Properties Corp. REIT	699	2,915
AssetMark Financial Holdings, Inc.*	153	2,872
Farmers & Merchants Bancorp Incorporated/Archbold OH	86	2,854
Hingham Institution For Savings The	10	2,838
FRP Holdings, Inc.*	47	2,836
Capstar Financial Holdings, Inc.	144	2,825
Coastal Financial Corp.*	74	2,821
Victory Capital Holdings, Inc. — Class A	117	2,820
Financial Institutions, Inc.	108	2,810
West BanCorp, Inc.	115	2,799
Peoples Financial Services Corp.	50	2,792
First of Long Island Corp.	158	2,770
CNB Financial Corp.	114	2,758
Mid Penn Bancorp, Inc.	102	2,751
Independent Bank Corp.	142	2,738
Bar Harbor Bankshares	105	2,715
Metrocity Bankshares, Inc.	132	2,681
Capital City Bank Group, Inc.	96	2,677
EZCORP, Inc. — Class A*	354	2,659
SmartFinancial, Inc.	110	2,658
HomeTrust Bancshares, Inc.	104	2,600
Citizens & Northern Corp.	107	2,586
Douglas Elliman, Inc.	535	2,563
American National Bankshares, Inc.	74	2,561
Alerus Financial Corp.	107	2,548
Southern Missouri Bancorp, Inc.	56	2,535
Merchants Bancorp	111	2,516
CTO Realty Growth, Inc. REIT	41	2,506

Russell 2000 ® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
Waterstone Financial, Inc.	142	$2,421
Universal Insurance Holdings, Inc.	185	2,411
Five Star Bancorp	90	2,378
First Internet Bancorp	64	2,356
Bridgewater Bancshares, Inc.*	146	2,356
Southern First Bancshares, Inc.*	54	2,354
Selectquote, Inc.*	946	2,346
Shore Bancshares, Inc.	126	2,331
Carter Bankshares, Inc.*	172	2,270
Indus Realty Trust, Inc. REIT	38	2,256
MVB Financial Corp.	72	2,240
Blue Foundry Bancorp*	186	2,230
Civista Bancshares, Inc.	104	2,211
Summit Financial Group, Inc.	79	2,195
RBB Bancorp	106	2,191
Cedar Realty Trust, Inc. REIT	76	2,188
Hersha Hospitality Trust REIT*	222	2,178
Primis Financial Corp.	157	2,140
Enterprise Bancorp, Inc.	66	2,125
Sierra Bancorp	97	2,108
Guaranty Bancshares, Inc.	58	2,102
First Bancorp, Inc.	69	2,079
Braemar Hotels & Resorts, Inc. REIT	484	2,076
GCM Grosvenor, Inc. — Class A	303	2,076
Regional Management Corp.	55	2,055
Oppenheimer Holdings, Inc. — Class A	62	2,048
Amalgamated Financial Corp.	100	1,978
Third Coast Bancshares, Inc.*	90	1,971
Perella Weinberg Partners	330	1,924
Baycom Corp.	92	1,903
Postal Realty Trust, Inc. — Class A REIT	125	1,863
Blue Ridge Bankshares, Inc.	121	1,854
Orrstown Financial Services, Inc.	76	1,837
John Marshall Bancorp, Inc.	81	1,826
Donegal Group, Inc. — Class A	107	1,824
BRT Apartments Corp. REIT	84	1,805
Tiptree, Inc. — Class A	169	1,795
ACNB Corp.	60	1,781
First Business Financial Services, Inc.	57	1,778
Home Bancorp, Inc.	52	1,775
Northeast Bank	48	1,753
Colony Bankcorp, Inc.	116	1,750
South Plains Financial, Inc.	72	1,738
BCB Bancorp, Inc.	102	1,737
Red River Bancshares, Inc.	32	1,731
AFC Gamma, Inc. REIT	112	1,717
PCSB Financial Corp.	88	1,680
Macatawa Bank Corp.	186	1,644
Esquire Financial Holdings, Inc.	49	1,632
Oportun Financial Corp.*	197	1,629
Seritage Growth Properties REIT*	311	1,620
eHealth, Inc.*	172	1,605
Provident Bancorp, Inc.	102	1,601
FVCBankcorp, Inc.*	85	1,601
Hippo Holdings, Inc.*	1,801	1,582
Sculptor Capital Management, Inc.	186	1,553
First Bank/Hamilton NJ	110	1,538
PCB Bancorp	82	1,532
First Western Financial, Inc.*	56	1,523
Parke Bancorp, Inc.	72	1,509
Ashford Hospitality Trust, Inc. REIT*	243	1,453
NerdWallet, Inc. — Class A*	182	1,443
Greenlight Capital Re Ltd. — Class A*	185	1,430
Investors Title Co.	9	1,412
Manning & Napier, Inc. — Class A	112	1,397
Capital Bancorp, Inc.	64	1,389
Luther Burbank Corp.	106	1,383
Stratus Properties, Inc.*	42	1,353
Unity Bancorp, Inc.	50	1,324
Republic First Bancorp, Inc.*	342	1,303
HBT Financial, Inc.	72	1,287
Bankwell Financial Group, Inc.	40	1,242
Root, Inc. — Class A*	989	1,177
Silvercrest Asset Management Group, Inc. — Class A	71	1,165
Nexpoint Real Estate Finance, Inc. REIT	56	1,135
Angel Oak Mortgage, Inc. REIT	85	1,102
Greene County Bancorp, Inc.	24	1,087
Atlanticus Holdings Corp.*	30	1,055
Offerpad Solutions, Inc.*	483	1,053
Consumer Portfolio Services, Inc.*	102	1,045
First Guaranty Bancshares, Inc.	43	1,045
Doma Holdings, Inc.*	969	998
Trean Insurance Group, Inc.*	160	997
NI Holdings, Inc.*	60	986
Crawford & Co. — Class A	119	928
USCB Financial Holdings, Inc.*	76	877
Curo Group Holdings Corp.	155	857
Legacy Housing Corp.*	62	809
Pioneer Bancorp, Inc.*	82	804
Pzena Investment Management, Inc. — Class A	118	778
Chicago Atlantic Real Estate Finance, Inc.	49	738

Russell 2000 ® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
GAMCO Investors, Inc. — Class A	34	$711
Sterling Bancorp, Inc.*	121	690
Velocity Financial, Inc.*	62	681
Clipper Realty, Inc. REIT	85	656
Sunlight Financial Holdings, Inc.*	172	507
SWK Holdings Corp.*	25	437
Finance of America Companies, Inc. — Class A*	275	432
Associated Capital Group, Inc. — Class A	12	430
Transcontinental Realty Investors, Inc.*	9	358
OppFi, Inc.*	95	313
Cryptyde, Inc.*	131	266
Home Point Capital, Inc.[1]	57	223
American Realty Investors, Inc.*	11	156
Applied Blockchain, Inc.*	57	60
Total Financial		3,901,566
Consumer, Non-cyclical - 19.4%
Biohaven Pharmaceutical Holding Company Ltd.*	442	64,260
Shockwave Medical, Inc.*	252	48,175
Halozyme Therapeutics, Inc.*	961	42,284
Intra-Cellular Therapies, Inc.*	648	36,988
HealthEquity, Inc.*	587	36,036
Omnicell, Inc.*	311	35,376
Inspire Medical Systems, Inc.*	192	35,073
AMN Healthcare Services, Inc.*	316	34,668
Alkermes plc*	1,154	34,378
LHC Group, Inc.*	211	32,861
Sanderson Farms, Inc.	151	32,545
ASGN, Inc.*	355	32,039
Lantheus Holdings, Inc.*	484	31,958
Medpace Holdings, Inc.*	195	29,186
Apellis Pharmaceuticals, Inc.*	643	29,076
Option Care Health, Inc.*	1,017	28,262
Ensign Group, Inc.	381	27,992
Intellia Therapeutics, Inc.*	534	27,640
Helen of Troy Ltd.*	169	27,447
Insperity, Inc.	257	25,656
Arrowhead Pharmaceuticals, Inc.*	728	25,633
Celsius Holdings, Inc.*	387	25,255
Turning Point Therapeutics, Inc.*	324	24,381
Simply Good Foods Co.*	638	24,097
STAAR Surgical Co.*	339	24,045
LivaNova plc*	380	23,739
Triton International Ltd.	450	23,693
Karuna Therapeutics, Inc.*	187	23,657
Haemonetics Corp.*	360	23,465
Inari Medical, Inc.*	341	23,185
Cytokinetics, Inc.*	581	22,827
iRhythm Technologies, Inc.*	211	22,794
Korn Ferry	380	22,048
API Group Corp.*	1,464	21,916
Merit Medical Systems, Inc.*	396	21,491
Blueprint Medicines Corp.*	423	21,366
Alarm.com Holdings, Inc.*	340	21,032
Amicus Therapeutics, Inc.*	1,951	20,954
Prestige Consumer Healthcare, Inc.*	356	20,933
Hostess Brands, Inc.*	976	20,701
BellRing Brands, Inc.*	828	20,609
ABM Industries, Inc.	474	20,581
TriNet Group, Inc.*	265	20,569
Denali Therapeutics, Inc.*	697	20,513
R1 RCM, Inc.*	956	20,038
Brink's Co.	329	19,974
PTC Therapeutics, Inc.*	497	19,910
Sprouts Farmers Market, Inc.*	777	19,674
WD-40 Co.	97	19,532
CONMED Corp.	200	19,152
Axonics, Inc.*	332	18,814
Patterson Companies, Inc.	617	18,695
Coca-Cola Consolidated, Inc.	33	18,609
Pacira BioSciences, Inc.*	318	18,539
Neogen Corp.*	766	18,453
NuVasive, Inc.*	371	18,238
Select Medical Holdings Corp.	764	18,046
Lancaster Colony Corp.	138	17,772
Beam Therapeutics, Inc.*	450	17,419
Insmed, Inc.*	844	16,644
Integer Holdings Corp.*	234	16,534
Chegg, Inc.*	880	16,526
Owens & Minor, Inc.	522	16,417
Herc Holdings, Inc.	182	16,407
Alight, Inc. — Class A*	2,403	16,220
United Natural Foods, Inc.*	411	16,193
EVERTEC, Inc.	425	15,674
AbCellera Biologics, Inc.*	1,465	15,602
Covetrus, Inc.*	749	15,542
Progyny, Inc.*	529	15,367
Graham Holdings Co. — Class B	27	15,305
StoneCo Ltd. — Class A*	1,961	15,100
J & J Snack Foods Corp.	108	15,083
TreeHouse Foods, Inc.*	360	15,055
Primo Water Corp.	1,115	14,919
Glaukos Corp.*	324	14,716
Multiplan Corp.*	2,674	14,680
Fate Therapeutics, Inc.*	589	14,595
Arvinas, Inc.*	345	14,521
John Wiley & Sons, Inc. — Class A	304	14,519
Medifast, Inc.	80	14,441
Corcept Therapeutics, Inc.*	603	14,339
Herbalife Nutrition Ltd.*	701	14,335
Global Blood Therapeutics, Inc.*	441	14,090
CBIZ, Inc.*	348	13,906
BioCryst Pharmaceuticals, Inc.*	1,312	13,881
Twist Bioscience Corp.*	397	13,879
Sabre Corp.*	2,308	13,456

Russell 2000 ® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
Cal-Maine Foods, Inc.	269	$13,291
AtriCure, Inc.*	323	13,198
Edgewell Personal Care Co.	381	13,152
Vir Biotechnology, Inc.*	513	13,066
MEDNAX, Inc.*	608	12,774
Hain Celestial Group, Inc.*	532	12,630
ICF International, Inc.	131	12,445
LiveRamp Holdings, Inc.*	475	12,260
ACADIA Pharmaceuticals, Inc.*	851	11,991
Sage Therapeutics, Inc.*	369	11,919
Iovance Biotherapeutics, Inc.*	1,067	11,780
Stride, Inc.*	287	11,707
Central Garden & Pet Co. — Class A*	289	11,563
Strategic Education, Inc.	163	11,505
Adtalem Global Education, Inc.*	318	11,438
B&G Foods, Inc.[1]	481	11,438
Coursera, Inc.*	798	11,316
Ironwood Pharmaceuticals, Inc. — Class A*	967	11,150
Xencor, Inc.*	406	11,112
ChemoCentryx, Inc.*	448	11,101
Emergent BioSolutions, Inc.*	356	11,050
Nevro Corp.*	247	10,826
Vector Group Ltd.	1,017	10,679
Dynavax Technologies Corp.*	837	10,538
elf Beauty, Inc.*	343	10,523
Travere Therapeutics, Inc.*	431	10,443
Beyond Meat, Inc.*,1	434	10,390
Universal Corp.	171	10,346
Embecta Corp.*	406	10,280
Myriad Genetics, Inc.*	563	10,230
Cerevel Therapeutics Holdings, Inc.*	385	10,179
Monro, Inc.	236	10,120
Veracyte, Inc.*	507	10,089
US Physical Therapy, Inc.	92	10,046
Supernus Pharmaceuticals, Inc.*	347	10,035
MGP Ingredients, Inc.	99	9,909
Krystal Biotech, Inc.*	148	9,718
Huron Consulting Group, Inc.*	149	9,684
Ligand Pharmaceuticals, Inc. — Class B*	107	9,547
Aurinia Pharmaceuticals, Inc.*	949	9,537
CoreCivic, Inc.*	854	9,488
Amphastar Pharmaceuticals, Inc.*	271	9,428
Chefs' Warehouse, Inc.*	241	9,372
Laureate Education, Inc. — Class A	802	9,279
Inter Parfums, Inc.	127	9,279
CorVel Corp.*	63	9,278
Meridian Bioscience, Inc.*	304	9,248
Arcus Biosciences, Inc.*	364	9,224
AdaptHealth Corp.*	511	9,218
Avanos Medical, Inc.*	333	9,104
Beauty Health Co.*	706	9,079
Addus HomeCare Corp.*	109	9,077
Harmony Biosciences Holdings, Inc.*	186	9,071
Relay Therapeutics, Inc.*	541	9,062
Textainer Group Holdings Ltd.	329	9,018
Silk Road Medical, Inc.*	245	8,916
Kforce, Inc.	144	8,833
Ingles Markets, Inc. — Class A	101	8,762
Celldex Therapeutics, Inc.*	324	8,735
Weis Markets, Inc.	117	8,721
REVOLUTION Medicines, Inc.*	446	8,693
Cytek Biosciences, Inc.*	808	8,670
Green Dot Corp. — Class A*	344	8,638
Agios Pharmaceuticals, Inc.*	386	8,558
Vericel Corp.*	334	8,410
ZipRecruiter, Inc. — Class A*	565	8,373
Fulgent Genetics, Inc.*	153	8,343
Kura Oncology, Inc.*	450	8,249
National Beverage Corp.	167	8,173
Surgery Partners, Inc.*	281	8,127
Vaxcyte, Inc.*	373	8,116
Natus Medical, Inc.*	244	7,996
Lyell Immunopharma, Inc.*,1	1,224	7,981
Repay Holdings Corp.*	620	7,967
IVERIC bio, Inc.*	827	7,956
Evo Payments, Inc. — Class A*	335	7,879
Axsome Therapeutics, Inc.*	204	7,813
Recursion Pharmaceuticals, Inc. — Class A*	957	7,790
CareDx, Inc.*	361	7,754
Zentalis Pharmaceuticals, Inc.*	272	7,643
SpartanNash Co.	253	7,633
Cassava Sciences, Inc.*	271	7,620
Legalzoom.com, Inc.*	693	7,616
ModivCare, Inc.*	90	7,605
Andersons, Inc.	227	7,489
Rent-A-Center, Inc.	376	7,313
OPKO Health, Inc.*	2,857	7,228
NeoGenomics, Inc.*	879	7,164
Pacific Biosciences of California, Inc.*	1,598	7,063
Syndax Pharmaceuticals, Inc.*	366	7,042
REGENXBIO, Inc.*	285	7,039
American Well Corp. — Class A*	1,623	7,011
Crinetics Pharmaceuticals, Inc.*	372	6,938
Krispy Kreme, Inc.	508	6,909
Revance Therapeutics, Inc.*	496	6,855
ImmunoGen, Inc.*	1,519	6,835
Prothena Corporation plc*	251	6,815
Bridgebio Pharma, Inc.*	740	6,719
MannKind Corp.*	1,761	6,709
MoneyGram International, Inc.*	664	6,640

Russell 2000 ® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
Deluxe Corp.	306	$6,631
Innoviva, Inc.*	448	6,612
Avid Bioservices, Inc.*	432	6,592
Enanta Pharmaceuticals, Inc.*	139	6,571
FibroGen, Inc.*	619	6,537
Heska Corp.*	69	6,521
Cerus Corp.*	1,221	6,459
Madrigal Pharmaceuticals, Inc.*	90	6,442
Allogene Therapeutics, Inc.*	564	6,430
Utz Brands, Inc.	465	6,426
Adaptive Biotechnologies Corp.*	789	6,383
Fresh Del Monte Produce, Inc.	216	6,378
PROG Holdings, Inc.*	383	6,319
National Healthcare Corp.	90	6,291
Atrion Corp.	10	6,289
LeMaitre Vascular, Inc.	138	6,286
SpringWorks Therapeutics, Inc.*	246	6,056
Payoneer Global, Inc.*	1,532	6,005
RadNet, Inc.*	346	5,979
TransMedics Group, Inc.*	190	5,975
Brookdale Senior Living, Inc. — Class A*	1,316	5,975
Reata Pharmaceuticals, Inc. — Class A*	196	5,956
Aclaris Therapeutics, Inc.*	424	5,919
PROCEPT BioRobotics Corp.*	181	5,917
Prometheus Biosciences, Inc.*	207	5,844
Varex Imaging Corp.*	273	5,839
Editas Medicine, Inc.*	489	5,785
Clover Health Investments Corp.*	2,700	5,778
USANA Health Sciences, Inc.*	79	5,716
Perdoceo Education Corp.*	483	5,690
2U, Inc.*	528	5,528
Duckhorn Portfolio, Inc.*	262	5,518
Sorrento Therapeutics, Inc.*	2,690	5,407
Chinook Therapeutics, Inc.*	309	5,404
Cross Country Healthcare, Inc.*	259	5,395
SunOpta, Inc.*	691	5,376
Quanex Building Products Corp.	234	5,324
Arcutis Biotherapeutics, Inc.*	248	5,285
Kymera Therapeutics, Inc.*	268	5,277
First Advantage Corp.*	415	5,258
Udemy, Inc.*	511	5,217
Artivion, Inc.*	276	5,211
Veru, Inc.*	460	5,198
Paragon 28, Inc.*	326	5,174
AngioDynamics, Inc.*	264	5,108
Calavo Growers, Inc.	122	5,090
Atara Biotherapeutics, Inc.*	650	5,063
SP Plus Corp.*	164	5,038
Avidity Biosciences, Inc.*	346	5,027
Cano Health, Inc.*	1,146	5,019
Kelly Services, Inc. — Class A	249	4,938
Nektar Therapeutics*	1,284	4,879
Cimpress plc*	125	4,862
Anavex Life Sciences Corp.*	483	4,835
SomaLogic, Inc.*	1,059	4,787
Catalyst Pharmaceuticals, Inc.*	678	4,753
Paysafe Ltd.*	2,393	4,666
Resources Connection, Inc.	225	4,583
John B Sanfilippo & Son, Inc.	63	4,567
Remitly Global, Inc.*	595	4,558
CRA International, Inc.	51	4,555
EQRx, Inc.*	968	4,540
Heidrick & Struggles International, Inc.	139	4,498
Alector, Inc.*	440	4,470
Cutera, Inc.*	118	4,425
OrthoPediatrics Corp.*	102	4,401
ACCO Brands Corp.	670	4,375
Vanda Pharmaceuticals, Inc.*	393	4,284
Rocket Pharmaceuticals, Inc.*	310	4,266
Collegium Pharmaceutical, Inc.*	240	4,253
Deciphera Pharmaceuticals, Inc.*	319	4,195
NanoString Technologies, Inc.*	329	4,178
Franklin Covey Co.*	90	4,156
TrueBlue, Inc.*	232	4,153
Theravance Biopharma, Inc.*	456	4,131
DocGo, Inc.*	570	4,070
Paya Holdings, Inc.*	619	4,067
Sana Biotechnology, Inc.*	630	4,051
Mission Produce, Inc.*	284	4,047
Cardiovascular Systems, Inc.*	281	4,035
TG Therapeutics, Inc.*	943	4,008
Verve Therapeutics, Inc.*	262	4,003
Agiliti, Inc.*	194	3,979
Nurix Therapeutics, Inc.*	314	3,978
Viad Corp.*	144	3,976
Invitae Corp.*,1	1,629	3,975
Morphic Holding, Inc.*	182	3,949
Inogen, Inc.*	163	3,941
Geron Corp.*	2,542	3,940
Y-mAbs Therapeutics, Inc.*	260	3,934
I3 Verticals, Inc. — Class A*	157	3,928
CTI BioPharma Corp.*	655	3,910
National Research Corp. — Class A	102	3,905
Quanterix Corp.*	240	3,886
SIGA Technologies, Inc.	334	3,868
Hanger, Inc.*	268	3,838
Atea Pharmaceuticals, Inc.*	540	3,834
Forrester Research, Inc.*	80	3,827
Marathon Digital Holdings, Inc.*,1	715	3,818
Tootsie Roll Industries, Inc.	108	3,818
BrightView Holdings, Inc.*	315	3,780

Russell 2000 ® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
Arlo Technologies, Inc.*	602	$3,775
Coherus Biosciences, Inc.*	521	3,772
Carriage Services, Inc. — Class A	95	3,767
Gossamer Bio, Inc.*	446	3,733
Replimune Group, Inc.*	213	3,723
PMV Pharmaceuticals, Inc.*	261	3,719
Barrett Business Services, Inc.	51	3,716
Castle Biosciences, Inc.*	169	3,710
Agenus, Inc.*	1,911	3,707
Relmada Therapeutics, Inc.*	194	3,684
Hackett Group, Inc.	192	3,642
Ennis, Inc.	180	3,641
Surmodics, Inc.*	96	3,574
Point Biopharma Global, Inc.*	524	3,568
NGM Biopharmaceuticals, Inc.*	278	3,564
Pulmonx Corp.*	242	3,562
Oscar Health, Inc. — Class A*	836	3,553
Sangamo Therapeutics, Inc.*	848	3,511
2seventy bio, Inc.*	265	3,498
Ideaya Biosciences, Inc.*	252	3,478
Riot Blockchain, Inc.*,1	829	3,474
iTeos Therapeutics, Inc.*	167	3,440
Ocugen, Inc.*,1	1,515	3,439
Radius Health, Inc.*	331	3,432
Treace Medical Concepts, Inc.*	236	3,384
Design Therapeutics, Inc.*	240	3,360
RAPT Therapeutics, Inc.*	184	3,358
Nano-X Imaging Ltd.*	297	3,356
Senseonics Holdings, Inc.*,1	3,241	3,338
Community Health Systems, Inc.*	885	3,319
Benson Hill, Inc.*	1,211	3,318
BioLife Solutions, Inc.*	239	3,301
Keros Therapeutics, Inc.*	119	3,288
Eagle Pharmaceuticals, Inc.*	74	3,288
Seer, Inc.*	366	3,276
Alphatec Holdings, Inc.*	499	3,263
PetIQ, Inc.*	194	3,257
Orthofix Medical, Inc.*	137	3,225
Cass Information Systems, Inc.	95	3,211
SI-BONE, Inc.*	237	3,128
Aaron's Company, Inc.	215	3,128
DICE Therapeutics, Inc.*	201	3,119
Vaxart, Inc.*,1	877	3,069
Accolade, Inc.*	413	3,056
23andMe Holding Co. — Class A*	1,216	3,016
Central Garden & Pet Co.*	70	2,969
Turning Point Brands, Inc.	109	2,957
Day One Biopharmaceuticals, Inc.*	165	2,953
Adicet Bio, Inc.*	201	2,935
MaxCyte, Inc.*	616	2,914
Evolus, Inc.*	251	2,912
AnaptysBio, Inc.*	143	2,903
Transcat, Inc.*	51	2,897
Cara Therapeutics, Inc.*	317	2,894
Butterfly Network, Inc.*	940	2,886
Mersana Therapeutics, Inc.*	620	2,864
Bionano Genomics, Inc.*	2,066	2,851
Cogent Biosciences, Inc.*	316	2,850
LifeStance Health Group, Inc.*	511	2,841
Esperion Therapeutics, Inc.*	446	2,837
Nkarta, Inc.*	230	2,834
Affimed N.V.*	1,007	2,789
ViewRay, Inc.*	1,048	2,777
MiMedx Group, Inc.*	798	2,769
Phibro Animal Health Corp. — Class A	144	2,755
Vectrus, Inc.*	82	2,744
Sterling Check Corp.*	168	2,740
Kezar Life Sciences, Inc.*	329	2,721
Cullinan Oncology, Inc.*	211	2,705
Inovio Pharmaceuticals, Inc.*	1,555	2,690
ANI Pharmaceuticals, Inc.*	90	2,670
Nuvation Bio, Inc.*	824	2,670
European Wax Center, Inc. — Class A	150	2,643
Kinnate Biopharma, Inc.*	207	2,610
ADMA Biologics, Inc.*	1,315	2,604
Arcturus Therapeutics Holdings, Inc.*	164	2,581
Protagonist Therapeutics, Inc.*	326	2,579
Erasca, Inc.*	459	2,557
Imago Biosciences, Inc.*	186	2,490
Aerie Pharmaceuticals, Inc.*	332	2,490
Bright Health Group, Inc.*	1,366	2,486
WW International, Inc.*	384	2,454
Cue Health, Inc.*	763	2,442
22nd Century Group, Inc.*	1,145	2,439
Karyopharm Therapeutics, Inc.*	539	2,431
Albireo Pharma, Inc.*	122	2,423
Organogenesis Holdings, Inc.*	495	2,416
Intercept Pharmaceuticals, Inc.*	173	2,389
Pennant Group, Inc.*	185	2,370
Custom Truck One Source, Inc.*	422	2,363
Zimvie, Inc.*	147	2,353
Axogen, Inc.*	287	2,351
Inhibrx, Inc.*	207	2,349
Vivint Smart Home, Inc.*	672	2,339
Seneca Foods Corp. — Class A*	42	2,333
Anika Therapeutics, Inc.*	104	2,321
Amneal Pharmaceuticals, Inc.*	729	2,318
Core Scientific, Inc.*	1,548	2,307
Tricida, Inc.*	236	2,285
Tejon Ranch Co.*	147	2,281
Instil Bio, Inc.*	492	2,273
Willdan Group, Inc.*	82	2,262

Russell 2000 ® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
C4 Therapeutics, Inc.*	298	$2,247
Ocular Therapeutix, Inc.*	545	2,191
Tattooed Chef, Inc.*	346	2,180
Mirum Pharmaceuticals, Inc.*	112	2,180
Generation Bio Co.*	329	2,158
ImmunityBio, Inc.*,1	579	2,154
American Public Education, Inc.*	133	2,149
Utah Medical Products, Inc.	25	2,147
Kiniksa Pharmaceuticals Ltd. — Class A*	220	2,132
Viridian Therapeutics, Inc.*	183	2,117
Stoke Therapeutics, Inc.*	159	2,100
Bluebird Bio, Inc.*	506	2,095
Caribou Biosciences, Inc.*	382	2,074
Arbutus Biopharma Corp.*,1	764	2,070
RxSight, Inc.*	146	2,056
Heron Therapeutics, Inc.*	728	2,031
Berkeley Lights, Inc.*	395	1,963
Monte Rosa Therapeutics, Inc.*	203	1,963
Ventyx Biosciences, Inc.*	159	1,945
Foghorn Therapeutics, Inc.*	142	1,931
Vita Coco Company, Inc.*	197	1,928
Akero Therapeutics, Inc.*	198	1,871
Tarsus Pharmaceuticals, Inc.*	128	1,869
Landec Corp.*	186	1,854
Vital Farms, Inc.*	211	1,846
Aura Biosciences, Inc.*	130	1,842
Eiger BioPharmaceuticals, Inc.*	290	1,827
Kodiak Sciences, Inc.*	236	1,803
Vintage Wine Estates, Inc.*	229	1,800
Distribution Solutions Group, Inc.*	35	1,799
Bioxcel Therapeutics, Inc.*	136	1,795
CinCor Pharma, Inc.*	95	1,790
Whole Earth Brands, Inc.*	288	1,786
AppHarvest, Inc.*	506	1,766
Forma Therapeutics Holdings, Inc.*	256	1,764
iRadimed Corp.	51	1,731
KalVista Pharmaceuticals, Inc.*	174	1,712
Seres Therapeutics, Inc.*	499	1,712
Information Services Group, Inc.	251	1,697
ShotSpotter, Inc.*	63	1,695
Edgewise Therapeutics, Inc.*	210	1,672
Universal Technical Institute, Inc.*	229	1,633
Nuvalent, Inc. — Class A*	120	1,627
Sutro Biopharma, Inc.*	311	1,620
MeiraGTx Holdings plc*	214	1,620
Provention Bio, Inc.*	396	1,584
Alico, Inc.	44	1,568
Amylyx Pharmaceuticals, Inc.*	81	1,560
Dyne Therapeutics, Inc.*	224	1,539
CareMax, Inc.*	422	1,532
Joint Corp.*	100	1,531
Bioventus, Inc. — Class A*	224	1,528
Singular Genomics Systems, Inc.*	395	1,509
Quantum-Si, Inc.*	646	1,499
Tango Therapeutics, Inc.*	330	1,495
BRC, Inc. — Class A*	182	1,485
4D Molecular Therapeutics, Inc.*	212	1,480
Janux Therapeutics, Inc.*	121	1,477
Liquidia Corp.*	338	1,474
EyePoint Pharmaceuticals, Inc.*	185	1,456
Xeris Biopharma Holdings, Inc.*	937	1,443
Akoya Biosciences, Inc.*	112	1,439
SeaSpine Holdings Corp.*	251	1,418
Sema4 Holdings Corp.*	1,119	1,410
OraSure Technologies, Inc.*	517	1,401
Rigel Pharmaceuticals, Inc.*	1,221	1,380
PFSweb, Inc.*	117	1,376
Phathom Pharmaceuticals, Inc.*	163	1,376
Village Super Market, Inc. — Class A	60	1,368
Moneylion, Inc.*	1,023	1,350
Honest Company, Inc.*	460	1,343
HF Foods Group, Inc.*	256	1,336
Vera Therapeutics, Inc.*	98	1,334
Alta Equipment Group, Inc.*	148	1,328
IGM Biosciences, Inc.*	71	1,280
Zynex, Inc.	160	1,277
Arcellx, Inc.*	70	1,266
MacroGenics, Inc.*	427	1,260
Aadi Bioscience, Inc.*	102	1,257
Chimerix, Inc.*	596	1,240
Absci Corp.*	373	1,238
ALX Oncology Holdings, Inc.*	152	1,230
VistaGen Therapeutics, Inc.*	1,378	1,213
Adagio Therapeutics, Inc.*,1	364	1,194
Century Therapeutics, Inc.*	142	1,193
Fulcrum Therapeutics, Inc.*	242	1,186
Inotiv, Inc.*	123	1,181
Vicarious Surgical, Inc.*,1	386	1,135
Tenaya Therapeutics, Inc.*	198	1,115
Immunovant, Inc.*	283	1,104
VBI Vaccines, Inc.*	1,364	1,103
Natural Grocers by Vitamin Cottage, Inc.	66	1,053
Kronos Bio, Inc.*	288	1,048
Spire Global, Inc.*	885	1,027
Nature's Sunshine Products, Inc.*	96	1,024
Rent the Runway, Inc. — Class A*	331	1,016
Aerovate Therapeutics, Inc.*	65	1,016
HilleVax, Inc.*	92	1,006
Tactile Systems Technology, Inc.*	137	1,000
Lexicon Pharmaceuticals, Inc.*	515	958
Precigen, Inc.*	714	957

Russell 2000 ® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
Alpine Immune Sciences, Inc.*	111	$945
Nautilus Biotechnology, Inc.*	337	907
Jounce Therapeutics, Inc.*	299	906
Icosavax, Inc.*	158	905
Beachbody Company, Inc.*	741	889
Science 37 Holdings, Inc.*	441	886
Allovir, Inc.*	220	858
Outlook Therapeutics, Inc.*	838	855
Rallybio Corp.*	113	853
Bakkt Holdings, Inc.*	402	844
Endo International plc*	1,658	772
Babylon Holdings Ltd. — Class A*	771	754
ATI Physical Therapy, Inc.*	529	746
Athira Pharma, Inc.*	241	735
Talaris Therapeutics, Inc.*	159	717
Aveanna Healthcare Holdings, Inc.*	315	712
Quad/Graphics, Inc.*	246	676
Oncology Institute, Inc.*	133	673
P3 Health Partners, Inc.*	180	670
Tyra Biosciences, Inc.*	93	665
Theseus Pharmaceuticals, Inc.*	120	664
StoneMor, Inc.*	194	663
Praxis Precision Medicines, Inc.*	268	657
Pardes Biosciences, Inc.*	200	614
PepGen, Inc.*	60	596
Innovage Holding Corp.*	136	596
Bird Global, Inc. — Class A*	1,213	529
AirSculpt Technologies, Inc.*	88	522
Thorne HealthTech, Inc.*	97	469
MarketWise, Inc.*	121	436
Local Bounti Corp.*	133	423
Priority Technology Holdings, Inc.*	127	419
Humacyte, Inc.*	125	401
Cipher Mining, Inc.*	276	378
Celularity, Inc.*	110	374
Alpha Teknova, Inc.*	44	370
Redbox Entertainment, Inc.*	46	340
CompoSecure, Inc.*	55	286
Enochian Biosciences, Inc.*	140	270
AN2 Therapeutics, Inc.*	33	256
Greenidge Generation Holdings, Inc.*	91	231
GreenLight Biosciences Holdings PBC*	100	221
Owlet, Inc.*	117	199
Wejo Group Ltd.*	162	193
Boxed, Inc.*	82	152
Leafly Holdings, Inc.*	32	144
Gelesis Holdings, Inc.*	70	109
Tenon Medical, Inc.*	23	52
Total Consumer, Non-cyclical		3,878,631
Industrial - 10.5%
Chart Industries, Inc.*	260	43,519
RBC Bearings, Inc.*	202	37,360
EMCOR Group, Inc.	359	36,963
Saia, Inc.*	188	35,344
Exponent, Inc.	365	33,387
Simpson Manufacturing Company, Inc.	307	30,887
Novanta, Inc.*	251	30,439
UFP Industries, Inc.	431	29,368
Evoqua Water Technologies Corp.*	833	27,081
Applied Industrial Technologies, Inc.	271	26,062
Casella Waste Systems, Inc. — Class A*	353	25,656
Atkore International Group, Inc.*	304	25,235
John Bean Technologies Corp.	224	24,734
Fluor Corp.*	1,007	24,510
Zurn Water Solutions Corp.	879	23,944
Franklin Electric Company, Inc.	326	23,883
Watts Water Technologies, Inc. — Class A	194	23,831
GATX Corp.	251	23,634
Aerojet Rocketdyne Holdings, Inc.*	562	22,817
Welbilt, Inc.*	931	22,167
Fabrinet*	262	21,248
Mueller Industries, Inc.	396	21,103
Hillenbrand, Inc.	514	21,053
Comfort Systems USA, Inc.	251	20,871
Matson, Inc.	284	20,698
Summit Materials, Inc. — Class A*	839	19,540
Advanced Energy Industries, Inc.	266	19,413
Bloom Energy Corp. — Class A*	1,152	19,008
Dycom Industries, Inc.*	204	18,980
Werner Enterprises, Inc.	460	17,728
Albany International Corp. — Class A	224	17,649
Forward Air Corp.	190	17,472
Sanmina Corp.*	425	17,310
EnerSys	293	17,275
AAON, Inc.	311	17,030
Hub Group, Inc. — Class A*	238	16,884
Cactus, Inc. — Class A	417	16,793
Badger Meter, Inc.	207	16,744
Vishay Intertechnology, Inc.	936	16,680
Boise Cascade Co.	280	16,657
Belden, Inc.	311	16,567
SPX Corp.*	313	16,539
Golar LNG Ltd.*	715	16,266
Altra Industrial Motion Corp.	461	16,250
Moog, Inc. — Class A	203	16,116
Arcosa, Inc.	343	15,926
Itron, Inc.*	319	15,768
Brady Corp. — Class A	332	15,684
O-I Glass, Inc.*	1,101	15,414
Helios Technologies, Inc.	231	15,304
Plexus Corp.*	194	15,229
Federal Signal Corp.	423	15,059

Russell 2000 ® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
Kadant, Inc.	82	$14,953
Trinity Industries, Inc.	591	14,314
Frontdoor, Inc.*	586	14,111
Encore Wire Corp.	135	14,029
Kennametal, Inc.	585	13,589
AeroVironment, Inc.*	165	13,563
Energizer Holdings, Inc.	472	13,381
Terex Corp.	482	13,192
Mueller Water Products, Inc. — Class A	1,104	12,950
ESCO Technologies, Inc.	183	12,512
Masonite International Corp.*	160	12,293
Atlas Air Worldwide Holdings, Inc.*	198	12,218
ArcBest Corp.	173	12,174
Kratos Defense & Security Solutions, Inc.*	875	12,145
Scorpio Tankers, Inc.	351	12,113
EnPro Industries, Inc.	147	12,044
Air Transport Services Group, Inc.*	418	12,009
Greif, Inc. — Class A	183	11,416
NV5 Global, Inc.*	96	11,207
Knowles Corp.*	634	10,987
Cornerstone Building Brands, Inc.*	448	10,971
CSW Industrials, Inc.	106	10,921
Barnes Group, Inc.	346	10,774
Materion Corp.	144	10,617
MYR Group, Inc.*	118	10,399
Lindsay Corp.	78	10,360
Golden Ocean Group Ltd.	869	10,115
AAR Corp.*	239	10,000
Worthington Industries, Inc.	225	9,923
GrafTech International Ltd.	1,391	9,834
OSI Systems, Inc.*	115	9,826
CryoPort, Inc.*	315	9,759
Granite Construction, Inc.	322	9,383
Proto Labs, Inc.*	195	9,329
Griffon Corp.	326	9,138
Gibraltar Industries, Inc.*	233	9,029
TTM Technologies, Inc.*	717	8,963
JELD-WEN Holding, Inc.*	610	8,900
Joby Aviation, Inc.*	1,777	8,725
Vicor Corp.*	156	8,538
Alamo Group, Inc.	72	8,383
TriMas Corp.	300	8,307
Hillman Solutions Corp.*	952	8,225
Enerpac Tool Group Corp.	431	8,198
Primoris Services Corp.	376	8,182
Xometry, Inc. — Class A*	239	8,109
Greenbrier Companies, Inc.	225	8,098
Frontline Ltd.*	882	7,814
Sturm Ruger & Company, Inc.	122	7,765
Tennant Co.	131	7,762
SFL Corporation Ltd.	813	7,715
Energy Recovery, Inc.*	395	7,671
CTS Corp.	224	7,627
International Seaways, Inc.	349	7,399
Mesa Laboratories, Inc.	36	7,342
Standex International Corp.	85	7,206
AZZ, Inc.	174	7,103
Marten Transport Ltd.	417	7,014
PGT Innovations, Inc.*	417	6,939
Enovix Corp.*	770	6,861
Astec Industries, Inc.	162	6,606
Montrose Environmental Group, Inc.*	194	6,549
Li-Cycle Holdings Corp.*	936	6,440
Kaman Corp.	199	6,219
Matthews International Corp. — Class A	216	6,193
Apogee Enterprises, Inc.	157	6,158
TimkenSteel Corp.*	329	6,156
DHT Holdings, Inc.	993	6,087
Great Lakes Dredge & Dock Corp.*	462	6,057
Triumph Group, Inc.*	453	6,020
Construction Partners, Inc. — Class A*	283	5,926
Myers Industries, Inc.	257	5,842
Rocket Lab USA, Inc.*	1,509	5,719
Columbus McKinnon Corp.	199	5,646
Mirion Technologies, Inc.*	969	5,581
PureCycle Technologies, Inc.*	752	5,580
Benchmark Electronics, Inc.	247	5,572
FLEX LNG Ltd.	202	5,533
American Woodmark Corp.*	117	5,266
Janus International Group, Inc.*	578	5,219
Ichor Holdings Ltd.*	199	5,170
GoPro, Inc. — Class A*	926	5,121
Genco Shipping & Trading Ltd.	260	5,023
Eagle Bulk Shipping, Inc.	95	4,929
Costamare, Inc.	381	4,610
Heartland Express, Inc.	331	4,604
Gorman-Rupp Co.	161	4,556
Sterling Infrastructure, Inc.*	207	4,537
MicroVision, Inc.*,1	1,172	4,500
Insteel Industries, Inc.	132	4,445
Blink Charging Co.*,1	262	4,331
Napco Security Technologies, Inc.*	208	4,283
Smith & Wesson Brands, Inc.	321	4,215
Chase Corp.	53	4,124
FARO Technologies, Inc.*	129	3,977
Harsco Corp.*	556	3,953
UFP Technologies, Inc.*	48	3,819
SmartRent, Inc.*	842	3,806
Modine Manufacturing Co.*	352	3,707
Argan, Inc.	99	3,695
Charge Enterprises, Inc.*	765	3,649
Kimball Electronics, Inc.*	170	3,417
Ducommun, Inc.*	79	3,400
Dorian LPG Ltd.	218	3,314
DXP Enterprises, Inc.*	108	3,308
Thermon Group Holdings, Inc.*	234	3,288
908 Devices, Inc.*	155	3,191
Stoneridge, Inc.*	186	3,190
nLight, Inc.*	311	3,178
LSB Industries, Inc.*	224	3,105
Pactiv Evergreen, Inc.	306	3,048

Russell 2000 ® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
Luxfer Holdings plc	198	$2,994
Heritage-Crystal Clean, Inc.*	111	2,993
Nordic American Tankers Ltd.	1,346	2,867
Teekay Tankers Ltd. — Class A*	162	2,856
Haynes International, Inc.	87	2,851
Archer Aviation, Inc. — Class A*	881	2,714
Tutor Perini Corp.*	298	2,616
Manitowoc Company, Inc.*	246	2,590
Vishay Precision Group, Inc.*	88	2,563
Babcock & Wilcox Enterprises, Inc.*	422	2,545
Ryerson Holding Corp.	118	2,512
Hyster-Yale Materials Handling, Inc.	77	2,481
Omega Flex, Inc.	23	2,475
National Presto Industries, Inc.	37	2,429
AMMO, Inc.*,1	619	2,383
Greif, Inc. — Class B	38	2,367
Cadre Holdings, Inc.	117	2,301
Ranpak Holdings Corp.*	308	2,156
Latham Group, Inc.*	311	2,155
CIRCOR International, Inc.*	131	2,147
Allied Motion Technologies, Inc.	92	2,101
Northwest Pipe Co.*	69	2,066
Radiant Logistics, Inc.*	269	1,996
Safe Bulkers, Inc.	519	1,983
Covenant Logistics Group, Inc. — Class A	79	1,982
Tredegar Corp.	192	1,920
Eastman Kodak Co.*	404	1,875
IES Holdings, Inc.*	62	1,871
Centrus Energy Corp. — Class A*	75	1,856
Daseke, Inc.*	288	1,840
Astronics Corp.*	179	1,820
Identiv, Inc.*	156	1,806
CyberOptics Corp.*	51	1,782
Park Aerospace Corp.	139	1,774
Olympic Steel, Inc.	68	1,751
Ardmore Shipping Corp.*	247	1,722
Comtech Telecommunications Corp.	183	1,660
AerSale Corp.*	112	1,625
ESS Tech, Inc.*	571	1,605
Evolv Technologies Holdings, Inc.*	595	1,583
Powell Industries, Inc.	65	1,519
Caesarstone Ltd.	160	1,461
Pure Cycle Corp.*	138	1,454
Sarcos Technology and Robotics Corp.*	537	1,428
Teekay Corp.*	494	1,423
Universal Logistics Holdings, Inc.	52	1,420
Sight Sciences, Inc.*	153	1,375
Akoustis Technologies, Inc.*	368	1,362
Turtle Beach Corp.*	110	1,345
Astra Space, Inc.*	1,018	1,323
PAM Transportation Services, Inc.*	48	1,315
View, Inc.*	791	1,281
NuScale Power Corp.*	121	1,209
Concrete Pumping Holdings, Inc.*	186	1,127
Volta, Inc.*	865	1,125
Hydrofarm Holdings Group, Inc.*	309	1,075
Momentus, Inc.*	386	834
Karat Packaging, Inc.*	41	699
Atlas Technical Consultants, Inc.*	126	663
NL Industries, Inc.	60	592
Transphorm, Inc.*	152	579
Berkshire Grey, Inc.*	346	502
Redwire Corp.*,1	137	417
AEye, Inc.*	187	357
Fathom Digital Manufacturing C*	72	279
Total Industrial		2,091,142
Consumer, Cyclical - 9.0%
Murphy USA, Inc.	159	37,026
Texas Roadhouse, Inc. — Class A	484	35,429
Light & Wonder, Inc. — Class A*	693	32,564
Asbury Automotive Group, Inc.*	157	26,586
Avient Corp.	644	25,811
Fox Factory Holding Corp.*	300	24,162
Hilton Grand Vacations, Inc.*	635	22,689
Goodyear Tire & Rubber Co.*	1,986	21,270
Academy Sports & Outdoors, Inc.	594	21,111
Crocs, Inc.*	429	20,880
Dorman Products, Inc.*	186	20,406
Visteon Corp.*	197	20,405
Callaway Golf Co.*	990	20,196
Adient plc*	672	19,911
Resideo Technologies, Inc.*	1,023	19,867
Beacon Roofing Supply, Inc.*	384	19,722
LCI Industries	176	19,691
Papa John's International, Inc.	234	19,544
Group 1 Automotive, Inc.	114	19,357
Taylor Morrison Home Corp. — Class A*	818	19,108
FirstCash Holdings, Inc.	273	18,976
Meritage Homes Corp.*	257	18,633
Spirit Airlines, Inc.*	772	18,404
UniFirst Corp.	106	18,251
Meritor, Inc.*	497	18,056
Steven Madden Ltd.	559	18,005
Skyline Champion Corp.*	378	17,925
Signet Jewelers Ltd.	331	17,695
Sonos, Inc.*	903	16,290
KB Home	566	16,108
Wingstop, Inc.	212	15,851

Russell 2000 ® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
National Vision Holdings, Inc.*	574	$15,785
Nu Skin Enterprises, Inc. — Class A	353	15,285
Foot Locker, Inc.	588	14,847
Gentherm, Inc.*	234	14,604
Rush Enterprises, Inc. — Class A	300	14,460
Boot Barn Holdings, Inc.*	209	14,402
Installed Building Products, Inc.	172	14,304
SeaWorld Entertainment, Inc.*	320	14,137
MillerKnoll, Inc.	538	14,133
Cracker Barrel Old Country Store, Inc.	164	13,692
GMS, Inc.*	306	13,617
Kontoor Brands, Inc.	399	13,315
MDC Holdings, Inc.	405	13,086
International Game Technology plc	705	13,085
LGI Homes, Inc.*	148	12,861
Dana, Inc.	914	12,860
Cavco Industries, Inc.*	65	12,739
Red Rock Resorts, Inc. — Class A	378	12,610
KAR Auction Services, Inc.*	853	12,599
PriceSmart, Inc.	174	12,464
Allegiant Travel Co. — Class A*	110	12,440
Tri Pointe Homes, Inc.*	727	12,264
American Eagle Outfitters, Inc.	1,091	12,197
Cinemark Holdings, Inc.*	771	11,580
Wolverine World Wide, Inc.	566	11,411
Veritiv Corp.*	103	11,181
Winnebago Industries, Inc.	227	11,023
Vista Outdoor, Inc.*	395	11,021
Shake Shack, Inc. — Class A*	265	10,462
Bloomin' Brands, Inc.	625	10,388
HNI Corp.	299	10,372
Everi Holdings, Inc.*	622	10,145
Acushnet Holdings Corp.	242	10,087
Tenneco, Inc. — Class A*	584	10,021
Luminar Technologies, Inc.*	1,689	10,016
Dave & Buster's Entertainment, Inc.*	304	9,965
Fisker, Inc.*,1	1,151	9,864
Nikola Corp.*,1	2,066	9,834
Oxford Industries, Inc.	110	9,761
Virgin Galactic Holdings, Inc.*,1	1,615	9,722
Madison Square Garden Entertainment Corp.*	183	9,629
Methode Electronics, Inc.	257	9,519
Century Communities, Inc.	207	9,309
Cheesecake Factory, Inc.	352	9,300
ODP Corp.*	304	9,193
Healthcare Services Group, Inc.	525	9,140
World Fuel Services Corp.	442	9,043
Sally Beauty Holdings, Inc.*	758	9,035
Urban Outfitters, Inc.*	467	8,714
Jack in the Box, Inc.	150	8,409
Patrick Industries, Inc.	155	8,035
Malibu Boats, Inc. — Class A*	147	7,748
M/I Homes, Inc.*	194	7,694
SkyWest, Inc.*	353	7,501
Lions Gate Entertainment Corp. — Class B*	826	7,293
Dine Brands Global, Inc.	112	7,289
Proterra, Inc.*	1,565	7,262
La-Z-Boy, Inc.	304	7,208
TuSimple Holdings, Inc. — Class A*	990	7,158
Qurate Retail, Inc. — Class A	2,478	7,112
XPEL, Inc.*	153	7,027
iRobot Corp.*	190	6,982
Franchise Group, Inc.	195	6,839
Caleres, Inc.	258	6,770
Brinker International, Inc.*	307	6,763
Warby Parker, Inc. — Class A*	591	6,655
Dillard's, Inc. — Class A	30	6,617
Standard Motor Products, Inc.	146	6,569
H&E Equipment Services, Inc.	226	6,547
Steelcase, Inc. — Class A	610	6,545
Liberty Media Corporation-Liberty Braves — Class C*	267	6,408
G-III Apparel Group Ltd.*	309	6,251
American Axle & Manufacturing Holdings, Inc.*	800	6,024
Abercrombie & Fitch Co. — Class A*	351	5,939
Buckle, Inc.	214	5,926
IMAX Corp.*	348	5,878
Camping World Holdings, Inc. — Class A1	272	5,873
Golden Entertainment, Inc.*	145	5,735
ScanSource, Inc.*	182	5,667
Bally's Corp.*	283	5,598
Monarch Casino & Resort, Inc.*	95	5,574
Titan International, Inc.*	362	5,466
MarineMax, Inc.*	150	5,418
Clean Energy Fuels Corp.*	1,200	5,376
Designer Brands, Inc. — Class A	409	5,342
Sonic Automotive, Inc. — Class A	143	5,238
Interface, Inc. — Class A	414	5,192
Hawaiian Holdings, Inc.*	359	5,137
Funko, Inc. — Class A*	225	5,022
Arko Corp.	601	4,904
Sleep Number Corp.*	153	4,735
Wabash National Corp.	344	4,671
Genesco, Inc.*	93	4,642
Douglas Dynamics, Inc.	160	4,598
Shyft Group, Inc.	244	4,536
Accel Entertainment, Inc.*	416	4,418
BlueLinx Holdings, Inc.*	66	4,410
Chico's FAS, Inc.*	866	4,304

Russell 2000 ® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
Sun Country Airlines Holdings, Inc.*	234	$4,292
America's Car-Mart, Inc.*	42	4,225
Big Lots, Inc.	199	4,173
A-Mark Precious Metals, Inc.	128	4,128
Guess?, Inc.	241	4,109
indie Semiconductor, Inc. — Class A*	706	4,024
Hibbett, Inc.	92	4,021
Green Brick Partners, Inc.*	202	3,953
Winmark Corp.	20	3,911
Clarus Corp.	204	3,874
Lions Gate Entertainment Corp. — Class A*	413	3,845
Life Time Group Holdings, Inc.*	298	3,838
Holley, Inc.*	364	3,822
Ruth's Hospitality Group, Inc.	231	3,756
Denny's Corp.*	425	3,689
Children's Place, Inc.*	93	3,620
Ermenegildo Zegna Holditalia SpA	335	3,534
PC Connection, Inc.	80	3,524
BJ's Restaurants, Inc.*	160	3,469
Movado Group, Inc.	111	3,433
OneSpaWorld Holdings Ltd.*	470	3,370
Vizio Holding Corp. — Class A*	480	3,274
Ethan Allen Interiors, Inc.	160	3,234
Titan Machinery, Inc.*	144	3,227
Sovos Brands, Inc.*	202	3,206
Global Industrial Co.	92	3,107
TravelCenters of America, Inc.*	90	3,102
RCI Hospitality Holdings, Inc.	63	3,047
Hyliion Holdings Corp.*,1	939	3,024
Sportsman's Warehouse Holdings, Inc.*	308	2,954
Bowlero Corp.*	275	2,912
EVgo, Inc.*	481	2,891
Zumiez, Inc.*	111	2,886
VSE Corp.	76	2,856
PetMed Express, Inc.	143	2,846
Bed Bath & Beyond, Inc.*,1	564	2,803
Lovesac Co.*	99	2,723
MasterCraft Boat Holdings, Inc.*	129	2,715
Shoe Carnival, Inc.	125	2,701
Workhorse Group, Inc.*	1,038	2,699
Microvast Holdings, Inc.*	1,207	2,680
REV Group, Inc.	246	2,674
Chuy's Holdings, Inc.*	134	2,669
OneWater Marine, Inc. — Class A*	79	2,611
Rite Aid Corp.*	386	2,602
Beazer Homes USA, Inc.*	211	2,547
Marcus Corp.*	169	2,496
Haverty Furniture Companies, Inc.	107	2,480
Frontier Group Holdings, Inc.*,1	264	2,474
Rush Enterprises, Inc. — Class B	48	2,381
Johnson Outdoors, Inc. — Class A	38	2,324
Portillo's, Inc. — Class A*	141	2,305
Hudson Technologies, Inc.*	305	2,291
Bluegreen Vacations Holding Corp.	91	2,271
Universal Electronics, Inc.*	86	2,199
Wheels Up Experience, Inc.*	1,126	2,196
Solid Power, Inc.*	402	2,163
Aeva Technologies, Inc.*	686	2,147
Tupperware Brands Corp.*	322	2,041
Rush Street Interactive, Inc.*	430	2,008
Cenntro Electric Group Ltd.*	1,302	1,966
Kimball International, Inc. — Class B	256	1,964
LL Flooring Holdings, Inc.*	207	1,940
Aspen Aerogels, Inc.*,1	194	1,917
Lindblad Expeditions Holdings, Inc.*	228	1,847
Hyzon Motors, Inc.*,1	622	1,829
Vinco Ventures, Inc.*	1,299	1,793
Liberty Media Corporation-Liberty Braves — Class A*	71	1,786
Lordstown Motors Corp. — Class A*	1,130	1,785
Miller Industries, Inc.	78	1,768
Forestar Group, Inc.*	129	1,766
Motorcar Parts of America, Inc.*	132	1,732
Fossil Group, Inc.*	330	1,706
Big 5 Sporting Goods Corp.	152	1,704
Rocky Brands, Inc.	49	1,675
Build-A-Bear Workshop, Inc. — Class A	101	1,658
Kura Sushi USA, Inc. — Class A*	33	1,635
Hovnanian Enterprises, Inc. — Class A*	37	1,583
Dream Finders Homes, Inc. — Class A*	148	1,575
Canoo, Inc.*	816	1,510
Cato Corp. — Class A	130	1,509
Xponential Fitness, Inc. — Class A*	120	1,507
Superior Group of Companies, Inc.	83	1,473
GrowGeneration Corp.*	406	1,458
Destination XL Group, Inc.*	423	1,434
Container Store Group, Inc.*	230	1,433
Citi Trends, Inc.*	60	1,419
Full House Resorts, Inc.*	233	1,417
PLBY Group, Inc.*	220	1,408
Century Casinos, Inc.*	193	1,390
Weber, Inc. — Class A1	191	1,377
El Pollo Loco Holdings, Inc.*	139	1,368
Noodles & Co.*	289	1,358
Velodyne Lidar, Inc.*	1,366	1,305
NEOGAMES S.A.*	93	1,247
Target Hospitality Corp.*	217	1,239

Russell 2000 ® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
Purple Innovation, Inc.*	388	$1,187
ONE Group Hospitality, Inc.*	160	1,179
Snap One Holdings Corp.*	128	1,174
Tilly's, Inc. — Class A	163	1,144
Blue Bird Corp.*	124	1,142
Sweetgreen, Inc. — Class A*	95	1,107
ThredUp, Inc. — Class A*	415	1,037
Weyco Group, Inc.	42	1,027
First Watch Restaurant Group, Inc.*	71	1,024
Party City Holdco, Inc.*	772	1,019
F45 Training Holdings, Inc.*	256	1,006
Lifetime Brands, Inc.	91	1,005
Traeger, Inc.*	227	965
Reservoir Media, Inc.*	145	945
Aterian, Inc.*	431	931
Express, Inc.*	455	892
Duluth Holdings, Inc. — Class B*	93	887
Tile Shop Holdings, Inc.	257	789
Lightning eMotors, Inc.*	277	767
Conn's, Inc.*	93	746
Biglari Holdings, Inc. — Class B*	6	736
Xos, Inc.*	387	712
JOANN, Inc.[1]	78	605
Marine Products Corp.	59	561
Landsea Homes Corp.*	74	493
Torrid Holdings, Inc.*	106	458
Sonder Holdings, Inc.*	309	321
CompX International, Inc.	11	255
Mullen Automotive, Inc.*	107	109
Cepton, Inc.*	55	86
Total Consumer, Cyclical		1,795,921
Technology - 8.5%
Sailpoint Technologies Holdings, Inc.*	659	41,306
Silicon Laboratories, Inc.*	257	36,036
Tenable Holdings, Inc.*	778	35,329
CMC Materials, Inc.	202	35,247
Qualys, Inc.*	276	34,815
ExlService Holdings, Inc.*	229	33,739
Synaptics, Inc.*	281	33,172
Power Integrations, Inc.	410	30,754
SPS Commerce, Inc.*	257	29,054
Rapid7, Inc.*	411	27,455
Maximus, Inc.	435	27,192
Blackline, Inc.*	391	26,041
Semtech Corp.*	448	24,627
Onto Innovation, Inc.*	351	24,479
Ziff Davis, Inc.*	323	24,073
Box, Inc. — Class A*	914	22,978
Varonis Systems, Inc.*	771	22,606
DigitalOcean Holdings, Inc.*	540	22,334
Workiva, Inc.*	337	22,239
FormFactor, Inc.*	552	21,379
ACI Worldwide, Inc.*	811	20,997
Envestnet, Inc.*	389	20,528
Diodes, Inc.*	315	20,340
ManTech International Corp. — Class A	212	20,235
CommVault Systems, Inc.*	315	19,813
Altair Engineering, Inc. — Class A*	368	19,320
Insight Enterprises, Inc.*	222	19,154
Blackbaud, Inc.*	329	19,105
Verint Systems, Inc.*	450	19,057
Sprout Social, Inc. — Class A*	325	18,873
SiTime Corp.*	113	18,422
Evolent Health, Inc. — Class A*	580	17,812
Kulicke & Soffa Industries, Inc.	411	17,595
MaxLinear, Inc. — Class A*	508	17,262
NetScout Systems, Inc.*	499	16,891
Ambarella, Inc.*	258	16,889
Rambus, Inc.*	776	16,676
MACOM Technology Solutions Holdings, Inc.*	358	16,504
Verra Mobility Corp.*	1,034	16,244
PagerDuty, Inc.*	602	14,918
Duolingo, Inc.*	167	14,621
Progress Software Corp.	310	14,043
CSG Systems International, Inc.	227	13,547
Appian Corp.*	283	13,403
Super Micro Computer, Inc.*	321	12,952
Axcelis Technologies, Inc.*	232	12,723
Appfolio, Inc. — Class A*	135	12,236
Amkor Technology, Inc.	719	12,187
Xerox Holdings Corp.	809	12,014
Allscripts Healthcare Solutions, Inc.*	806	11,953
Digital Turbine, Inc.*	652	11,390
MicroStrategy, Inc. — Class A*,1	67	11,008
E2open Parent Holdings, Inc.*	1,410	10,970
Apollo Medical Holdings, Inc.*	276	10,651
Xperi Holding Corp.	737	10,635
Schrodinger Incorporated/United States*	382	10,089
1Life Healthcare, Inc.*	1,276	10,004
Ping Identity Holding Corp.*	547	9,923
Parsons Corp.*	239	9,660
Ultra Clean Holdings, Inc.*	320	9,526
Cohu, Inc.*	340	9,435
Fastly, Inc. — Class A*	790	9,172
Asana, Inc. — Class A*	521	9,159
TTEC Holdings, Inc.	134	9,097
Privia Health Group, Inc.*	307	8,940
C3.ai, Inc. — Class A*	487	8,893
Clear Secure, Inc. — Class A*	441	8,820
Impinj, Inc.*	149	8,742
Phreesia, Inc.*	348	8,703
3D Systems Corp.*	897	8,701
Photronics, Inc.*	424	8,259
Momentive Global, Inc.*	937	8,246
Duck Creek Technologies, Inc.*	547	8,123
KnowBe4, Inc. — Class A*	515	8,044
Everbridge, Inc.*	280	7,809
PROS Holdings, Inc.*	290	7,607

Russell 2000 ® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
BigCommerce Holdings, Inc.*	454	$7,355
Zuora, Inc. — Class A*	799	7,151
PAR Technology Corp.*	188	7,048
LivePerson, Inc.*	498	7,042
Cerence, Inc.*	278	7,014
NextGen Healthcare, Inc.*	394	6,871
Veeco Instruments, Inc.*	353	6,848
Alignment Healthcare, Inc.*	597	6,812
Agilysys, Inc.*	139	6,571
Avid Technology, Inc.*	253	6,565
Model N, Inc.*	255	6,523
AvidXchange Holdings, Inc.*	1,037	6,367
Olo, Inc. — Class A*	636	6,277
Domo, Inc. — Class B*	215	5,977
Digi International, Inc.*	242	5,861
Grid Dynamics Holdings, Inc.*	344	5,786
Donnelley Financial Solutions, Inc.*	196	5,741
ACM Research, Inc. — Class A*	339	5,705
SMART Global Holdings, Inc.*	348	5,697
Matterport, Inc.*,1	1,549	5,669
Amplitude, Inc. — Class A*	396	5,659
Unisys Corp.*	469	5,642
Health Catalyst, Inc.*	383	5,550
Simulations Plus, Inc.	111	5,476
CEVA, Inc.*	162	5,437
Sapiens International Corporation N.V.	218	5,273
Cardlytics, Inc.*	234	5,221
ACV Auctions, Inc. — Class A*	798	5,219
Alpha & Omega Semiconductor Ltd.*	156	5,201
Conduent, Inc.*	1,201	5,188
Outset Medical, Inc.*	339	5,038
Consensus Cloud Solutions, Inc.*	113	4,936
PubMatic, Inc. — Class A*	296	4,703
PDF Solutions, Inc.*	214	4,603
Sumo Logic, Inc.*	605	4,531
Pitney Bowes, Inc.	1,225	4,434
N-able, Inc.*	482	4,338
ForgeRock, Inc. — Class A*	197	4,220
Desktop Metal, Inc. — Class A*	1,871	4,116
Yext, Inc.*	850	4,063
8x8, Inc.*	778	4,007
EngageSmart, Inc.*	247	3,972
AvePoint, Inc.*	912	3,958
PowerSchool Holdings, Inc. — Class A*	323	3,892
Hims & Hers Health, Inc.*	859	3,891
IonQ, Inc.*,1	841	3,684
American Software, Inc. — Class A	221	3,571
Corsair Gaming, Inc.*,1	271	3,558
BTRS Holdings, Inc. — Class 1*	710	3,536
Alkami Technology, Inc.*	254	3,528
SolarWinds Corp.	342	3,505
OneSpan, Inc.*	283	3,368
Computer Programs and Systems, Inc.*	101	3,229
Ebix, Inc.	187	3,160
Blend Labs, Inc. — Class A*	1,309	3,089
Bandwidth, Inc. — Class A*	164	3,086
Telos Corp.*	381	3,079
Upland Software, Inc.*	206	2,991
Vuzix Corp.*,1	420	2,982
Rackspace Technology, Inc.*	408	2,925
CS Disco, Inc.*	158	2,850
ON24, Inc.*	295	2,800
Instructure Holdings, Inc.*	123	2,792
Mitek Systems, Inc.*	299	2,763
Cvent Holding Corp.*	595	2,749
MeridianLink, Inc.*	163	2,722
Skillz, Inc.*	2,163	2,682
Integral Ad Science Holding Corp.*	270	2,681
Playstudios, Inc.*	561	2,401
Daily Journal Corp.*	9	2,329
Cantaloupe, Inc.*	413	2,313
HireRight Holdings Corp.*,1	150	2,131
Rimini Street, Inc.*	345	2,073
Skillsoft Corp.*	574	2,020
Brightcove, Inc.*	291	1,839
Enfusion, Inc. — Class A*	180	1,838
Faraday Future Intelligent Electric, Inc.*	703	1,828
GTY Technology Holdings, Inc.*	289	1,809
UserTesting, Inc.*	336	1,687
AXT, Inc.*	287	1,682
WM Technology, Inc.*	508	1,671
Rockley Photonics Holdings Ltd.*	722	1,574
Ouster, Inc.*	966	1,565
EverCommerce, Inc.*	171	1,546
Intapp, Inc.*	100	1,464
Porch Group, Inc.*	571	1,462
Veritone, Inc.*	221	1,443
eGain Corp.*	148	1,443
Markforged Holding Corp.*	779	1,441
Benefitfocus, Inc.*	183	1,424
Outbrain, Inc.*	283	1,423
Digimarc Corp.*	97	1,372
Inspired Entertainment, Inc.*	157	1,352
Atomera, Inc.*	144	1,351
Avaya Holdings Corp.*	591	1,324
Red Violet, Inc.*	67	1,276
Convey Health Solutions Holdings, Inc.*	114	1,186
Diebold Nixdorf, Inc.*	517	1,174
Cerberus Cyber Sentinel Corp.*,1	323	1,163
Inseego Corp.*,1	610	1,153
IronNet, Inc.*	459	1,014
Zeta Global Holdings Corp. — Class A*	220	994
Nutex Health, Inc.*	274	884
Arteris, Inc.*	120	836
Rigetti Computing, Inc.*,1	227	833

Russell 2000 ® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
NextNav, Inc.*	345	$783
SecureWorks Corp. — Class A*	70	760
Sharecare, Inc.*	434	686
IBEX Holdings Ltd.*	40	675
Latch, Inc.*	498	568
Velo3D, Inc.*	399	551
Loyalty Ventures, Inc.*	142	507
Viant Technology, Inc. — Class A*	99	503
SkyWater Technology, Inc.*	77	464
Kaleyra, Inc.*	209	426
LiveVox Holdings, Inc.*	158	262
Weave Communications, Inc.*	36	109
Total Technology		1,694,165
Energy - 4.6%
Matador Resources Co.	797	37,132
Murphy Oil Corp.	1,043	31,488
Helmerich & Payne, Inc.	728	31,348
SM Energy Co.	857	29,301
ChampionX Corp.	1,446	28,703
Civitas Resources, Inc.	522	27,295
Magnolia Oil & Gas Corp. — Class A	1,181	24,789
Patterson-UTI Energy, Inc.	1,518	23,924
CNX Resources Corp.*	1,364	22,451
Denbury, Inc.*	359	21,536
California Resources Corp.	554	21,329
PBF Energy, Inc. — Class A*	685	19,879
Kosmos Energy Ltd.*	3,195	19,777
Whiting Petroleum Corp.	278	18,912
Equitrans Midstream Corp.	2,910	18,508
Valaris Ltd.*	431	18,205
Peabody Energy Corp.*	833	17,768
Oasis Petroleum, Inc.	139	16,909
Alpha Metallurgical Resources, Inc.	127	16,399
Arch Resources, Inc.[1]	108	15,454
Callon Petroleum Co.*	348	13,642
Shoals Technologies Group, Inc. — Class A*	792	13,052
Sunnova Energy International, Inc.*	703	12,956
Delek US Holdings, Inc.	499	12,894
Liberty Energy, Inc. — Class A*	1,010	12,888
CONSOL Energy, Inc.*	243	11,999
NexTier Oilfield Solutions, Inc.*	1,243	11,821
Array Technologies, Inc.*	1,067	11,748
Northern Oil and Gas, Inc.	464	11,721
Warrior Met Coal, Inc.	364	11,142
Tellurian, Inc.*	3,611	10,761
Weatherford International plc*	500	10,585
Green Plains, Inc.*	373	10,134
FuelCell Energy, Inc.*	2,614	9,802
SunPower Corp. — Class A*	579	9,154
Brigham Minerals, Inc. — Class A	361	8,891
Centennial Resource Development, Inc. — Class A*	1,456	8,707
Nabors Industries Ltd.*	65	8,704
Laredo Petroleum, Inc.*	121	8,342
Archrock, Inc.	958	7,923
Comstock Resources, Inc.*	649	7,840
NOW, Inc.*	781	7,638
Oceaneering International, Inc.*	708	7,561
Stem, Inc.*	1,020	7,303
Talos Energy, Inc.*	468	7,240
CVR Energy, Inc.	209	7,002
Noble Corp.*	267	6,768
Gulfport Energy Corp.*	84	6,679
Archaea Energy, Inc.*	422	6,554
Expro Group Holdings N.V.*	549	6,324
Dril-Quip, Inc.*	241	6,218
ProPetro Holding Corp.*	618	6,180
US Silica Holdings, Inc.*	524	5,984
MRC Global, Inc.*	588	5,857
Tidewater, Inc.*	270	5,694
Par Pacific Holdings, Inc.*	346	5,394
Ranger Oil Corp. — Class A*	151	4,963
Montauk Renewables, Inc.*	456	4,583
Borr Drilling Ltd.*	951	4,384
Berry Corp.	567	4,321
Earthstone Energy, Inc. — Class A*	306	4,177
Diamond Offshore Drilling, Inc.*	707	4,164
Vertex Energy, Inc.*	383	4,029
SunCoke Energy, Inc.	590	4,018
Kinetik Holdings, Inc. — Class A	117	3,994
Bristow Group, Inc.*	167	3,908
RPC, Inc.*	526	3,635
TETRA Technologies, Inc.*	881	3,577
SandRidge Energy, Inc.*	225	3,526
Select Energy Services, Inc. — Class A*	506	3,451
Gevo, Inc.*	1,393	3,274
TPI Composites, Inc.*	259	3,238
REX American Resources Corp.*	37	3,138
Helix Energy Solutions Group, Inc.*	1,012	3,137
W&T Offshore, Inc.*	669	2,890
VAALCO Energy, Inc.	414	2,873
Crescent Energy Co. — Class A	230	2,870
Excelerate Energy, Inc. — Class A*	131	2,610
Aris Water Solution, Inc. — Class A	156	2,602
Solaris Oilfield Infrastructure, Inc. — Class A	223	2,426
Fluence Energy, Inc.*	254	2,408
DMC Global, Inc.*	133	2,398
SilverBow Resources, Inc.*	83	2,354
Oil States International, Inc.*	432	2,341
Ramaco Resources, Inc.	159	2,091
Sitio Royalties Corp.	83	1,924
Alto Ingredients, Inc.*	511	1,896
Newpark Resources, Inc.*	600	1,854

Russell 2000 ® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
National Energy Services Reunited Corp.*	271	$1,837
Riley Exploration Permian, Inc.	74	1,789
Energy Vault Holdings, Inc.*	178	1,784
Infrastructure and Energy Alternatives, Inc.*	215	1,726
Amplify Energy Corp.*	253	1,655
Ring Energy, Inc.*	612	1,628
FutureFuel Corp.	183	1,332
HighPeak Energy, Inc.	45	1,153
Cleanspark, Inc.*	284	1,113
NACCO Industries, Inc. — Class A	29	1,099
Aemetis, Inc.*	206	1,011
Eneti, Inc.	162	995
NextDecade Corp.*,1	219	972
Empire Petroleum Corp.*	48	570
Heliogen, Inc.*	136	287
Battalion Oil Corp.*	18	154
Total Energy		906,368
Communications - 3.6%
Vonage Holdings Corp.*	1,819	34,270
Iridium Communications, Inc.*	901	33,842
TEGNA, Inc.	1,577	33,070
Marqeta, Inc. — Class A*	3,072	24,914
Perficient, Inc.*	242	22,189
Viavi Solutions, Inc.*	1,611	21,314
DigitalBridge Group, Inc.*	4,184	20,418
Cogent Communications Holdings, Inc.	304	18,471
Upwork, Inc.*	848	17,537
Bumble, Inc. — Class A*	610	17,171
Cargurus, Inc.*	722	15,516
Q2 Holdings, Inc.*	395	15,235
Calix, Inc.*	402	13,724
Yelp, Inc. — Class A*	487	13,524
Maxar Technologies, Inc.	515	13,436
InterDigital, Inc.	219	13,315
TechTarget, Inc.*	194	12,750
Plantronics, Inc.*	299	11,864
Telephone & Data Systems, Inc.	714	11,274
Gray Television, Inc.	599	10,117
ePlus, Inc.*	188	9,987
Shutterstock, Inc.	172	9,857
CommScope Holding Company, Inc.*	1,451	8,880
Liberty Latin America Ltd. — Class C*	1,082	8,429
Magnite, Inc.*	926	8,223
Figs, Inc. — Class A*	902	8,217
Extreme Networks, Inc.*	905	8,073
Open Lending Corp. — Class A*	747	7,642
Shenandoah Telecommunications Co.	343	7,615
Overstock.com, Inc.*	302	7,553
Revolve Group, Inc.*	289	7,488
Infinera Corp.*	1,340	7,182
Scholastic Corp.	196	7,050
WideOpenWest, Inc.*	379	6,902
iHeartMedia, Inc. — Class A*	853	6,730
A10 Networks, Inc.	466	6,701
ContextLogic, Inc. — Class A*	4,027	6,443
AMC Networks, Inc. — Class A*	214	6,232
Vimeo, Inc.*	1,013	6,098
ADTRAN, Inc.	346	6,065
Sinclair Broadcast Group, Inc. — Class A	295	6,018
Globalstar, Inc.*,1	4,842	5,956
NeoPhotonics Corp.*	372	5,852
Gogo, Inc.*	354	5,731
Harmonic, Inc.*	652	5,653
Eventbrite, Inc. — Class A*	546	5,607
EW Scripps Co. — Class A*	414	5,162
Clearfield, Inc.*	82	5,080
EchoStar Corp. — Class A*	250	4,825
Planet Labs PBC*	1,100	4,763
Squarespace, Inc. — Class A*	222	4,644
Cars.com, Inc.*	490	4,621
Thryv Holdings, Inc.*	180	4,030
HealthStream, Inc.*	171	3,712
NETGEAR, Inc.*	200	3,704
QuinStreet, Inc.*	367	3,692
Consolidated Communications Holdings, Inc.*	526	3,682
ATN International, Inc.	77	3,612
Anterix, Inc.*	86	3,532
OptimizeRx Corp.*	125	3,424
Cyxtera Technologies, Inc.*,1	301	3,413
Poshmark, Inc. — Class A*	325	3,286
Tucows, Inc. — Class A*	70	3,116
fuboTV, Inc.*	1,261	3,115
ChannelAdvisor Corp.*	213	3,106
Couchbase, Inc.*	188	3,087
United States Cellular Corp.*	106	3,070
Stagwell, Inc.*	553	3,003
Boston Omaha Corp. — Class A*	145	2,994
Gannett Company, Inc.*	1,019	2,955
Stitch Fix, Inc. — Class A*	575	2,841
Clear Channel Outdoor Holdings, Inc.*	2,583	2,764
Allbirds, Inc. — Class A*	668	2,625
IDT Corp. — Class B*	103	2,590
CarParts.com, Inc.*	360	2,498
Rover Group, Inc.*	656	2,467
Liquidity Services, Inc.*	176	2,365
Edgio, Inc.*,1	972	2,245
Advantage Solutions, Inc.*	584	2,219
Liberty Latin America Ltd. — Class A*	274	2,137
DZS, Inc.*	123	2,001
Aviat Networks, Inc.*	78	1,953
Credo Technology Group Holding Ltd.*,1	167	1,951
Ooma, Inc.*	162	1,918
Entravision Communications Corp. — Class A	420	1,915
Quotient Technology, Inc.*	633	1,880

Russell 2000 ® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
1-800-Flowers.com, Inc. — Class A*	190	$1,807
Blade Air Mobility, Inc.*,1	397	1,771
Groupon, Inc.*	153	1,729
MediaAlpha, Inc. — Class A*	169	1,665
Ribbon Communications, Inc.*	512	1,557
DHI Group, Inc.*	303	1,506
RealReal, Inc.*	603	1,501
Focus Universal, Inc.*,1	125	1,427
Vivid Seats, Inc. — Class A	175	1,307
Ondas Holdings, Inc.*	242	1,304
EverQuote, Inc. — Class A*	137	1,211
Cambium Networks Corp.*	81	1,187
Lands' End, Inc.*	108	1,147
Preformed Line Products Co.	18	1,107
RumbleON, Inc. — Class B*	74	1,089
Cumulus Media, Inc. — Class A*	131	1,013
Casa Systems, Inc.*	250	983
1stdibs.com, Inc.*	165	939
Vacasa, Inc. — Class A*	289	832
Nerdy, Inc.*	383	816
Audacy, Inc.*	845	796
Terran Orbital Corp.*	169	774
KORE Group Holdings, Inc.*	248	761
Arena Group Holdings, Inc.*	80	720
Starry Group Holdings, Inc. — Class A*,1	169	696
Solo Brands, Inc. — Class A*,1	156	633
Gambling.com Group Ltd.*	61	480
BARK, Inc.*	365	467
Value Line, Inc.	7	462
Lulu's Fashion Lounge Holdings, Inc.*	42	456
Urban One, Inc.*	85	364
AdTheorent Holding Company, Inc.*	113	349
Inspirato, Inc.*	73	338
Urban One, Inc.*	59	322
Innovid Corp.*	158	262
aka Brands Holding Corp.*	79	218
Total Communications		720,128
Utilities - 2.8%
Southwest Gas Holdings, Inc.	467	40,666
Black Hills Corp.	460	33,474
ONE Gas, Inc.	381	30,933
Portland General Electric Co.	633	30,593
New Jersey Resources Corp.	682	30,369
South Jersey Industries, Inc.	869	29,668
Brookfield Infrastructure Corp. — Class A	693	29,453
PNM Resources, Inc.	605	28,907
Spire, Inc.	361	26,848
Ormat Technologies, Inc.	321	25,150
ALLETE, Inc.	406	23,865
NorthWestern Corp.	385	22,688
Avista Corp.	513	22,321
American States Water Co.	261	21,274
California Water Service Group	380	21,109
Clearway Energy, Inc. — Class C	580	20,207
MGE Energy, Inc.	258	20,080
Otter Tail Corp.	291	19,535
Chesapeake Utilities Corp.	123	15,935
Northwest Natural Holding Co.	241	12,797
SJW Group	191	11,920
Middlesex Water Co.	123	10,785
Ameresco, Inc. — Class A*	225	10,251
Clearway Energy, Inc. — Class A	246	7,864
Unitil Corp.	112	6,577
York Water Co.	101	4,083
Artesian Resources Corp. — Class A	58	2,852
Altus Power, Inc.*	297	1,874
Global Water Resources, Inc.	91	1,202
FTC Solar, Inc.*	293	1,061
Via Renewables, Inc.	86	659
Total Utilities		565,000
Basic Materials - 2.7%
Rogers Corp.*	133	34,858
Balchem Corp.	225	29,192
Commercial Metals Co.	856	28,334
Livent Corp.*	1,147	26,026
Cabot Corp.	394	25,133
Sensient Technologies Corp.	297	23,926
HB Fuller Co.	376	22,639
Arconic Corp.*	749	21,010
Allegheny Technologies, Inc.*	878	19,939
Ingevity Corp.*	275	17,364
Innospec, Inc.	175	16,763
Stepan Co.	152	15,405
Hecla Mining Co.	3,785	14,837
Quaker Chemical Corp.	96	14,354
Minerals Technologies, Inc.	232	14,231
Tronox Holdings plc — Class A	828	13,910
Constellium SE*	878	11,598
GCP Applied Technologies, Inc.*	352	11,011
Trinseo plc	256	9,846
Carpenter Technology Corp.	338	9,433
Perimeter Solutions S.A.*	863	9,355
Kaiser Aluminum Corp.	112	8,858
Compass Minerals International, Inc.	243	8,600
Sylvamo Corp.	251	8,203
Novagold Resources, Inc.*	1,692	8,139
Orion Engineered Carbons S.A.	429	6,662
AdvanSix, Inc.	193	6,454
Uranium Energy Corp.*	1,978	6,092
Schnitzer Steel Industries, Inc. — Class A	183	6,010
Coeur Mining, Inc.*	1,971	5,992
Schweitzer-Mauduit International, Inc.	223	5,602

Russell 2000 ® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
Energy Fuels, Inc.*	1,104	$5,421
Lightwave Logic, Inc.*	791	5,173
Hawkins, Inc.	137	4,936
American Vanguard Corp.	207	4,626
Codexis, Inc.*	433	4,529
Piedmont Lithium, Inc.*	123	4,478
Ecovyst, Inc.	453	4,462
Resolute Forest Products, Inc.*	325	4,147
Neenah, Inc.	119	4,062
Clearwater Paper Corp.*	118	3,968
Origin Materials, Inc.*	753	3,855
Diversey Holdings Ltd.*	553	3,650
Intrepid Potash, Inc.*	79	3,578
Koppers Holdings, Inc.	145	3,283
Danimer Scientific, Inc.*	641	2,923
Kronos Worldwide, Inc.	157	2,889
5E Advanced Materials, Inc.*	229	2,789
Century Aluminum Co.*	368	2,712
Amyris, Inc.*	1,393	2,577
Glatfelter Corp.	311	2,140
Ur-Energy, Inc.*	1,482	1,571
United States Lime & Minerals, Inc.	14	1,478
Unifi, Inc.*	99	1,392
Dakota Gold Corp.*	360	1,206
Hycroft Mining Holding Corp.*	1,068	1,186
Rayonier Advanced Materials, Inc.*	437	1,145
Valhi, Inc.	17	771
PolyMet Mining Corp.*	207	569
Terawulf, Inc.*	151	181
Total Basic Materials		545,473
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	195	2,588
Diversified - 0.0%
Professional Holding Corp. — Class A*	91	1,825
Total Common Stocks
(Cost $19,869,274)		16,102,807

RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Elanco Animal Health, Inc.*	505	–
Oncternal Therapeutics, Inc.*	7	–
Tobira Therapeutics, Inc.*	141	–
UCB*	385	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $103)		–

EXCHANGE-TRADED FUNDS† - 10.8%
iShares Russell 2000 Index ETF[1]	6,356	1,076,452
Vanguard Russell 2000 ETF[1]	15,743	1,076,349
Total Exchange-Traded Funds
(Cost $2,799,130)		2,152,801

	Face Amount
U.S. TREASURY BILLS†† - 0.4%
U.S. Cash Management Bill
1.34% due 10/04/22[2,3]	$71,000	70,661
U.S. Treasury Bills
1.02% due 07/19/22[3,4]	12,000	11,994
Total U.S. Treasury Bills
(Cost $82,732)		82,655

REPURCHASE AGREEMENTS††,5 - 12.8%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22[2]	1,441,637	1,441,637
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22[2]	561,426	561,426
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22[2]	555,868	555,868
Total Repurchase Agreements
(Cost $2,558,931)		2,558,931

	Shares
SECURITIES LENDING COLLATERAL†,6 - 8.1%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[7]	1,620,429	1,620,429
Total Securities Lending Collateral
(Cost $1,620,429)		1,620,429
Total Investments - 112.8%
(Cost $26,930,599)		$22,517,623
Other Assets & Liabilities, net - (12.8)%		(2,549,678)
Total Net Assets - 100.0%		$19,967,945

Russell 2000 ® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	2	Sep 2022	$170,850	$(2,287)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	Russell 2000 Index	Pay	1.83% (Federal Funds Rate + 0.25%)	At Maturity	11/17/22	252	$430,711	$(11,754)
Barclays Bank plc	Russell 2000 Index	Pay	1.51% (SOFR)	At Maturity	11/16/22	345	589,010	(96,196)
BNP Paribas	Russell 2000 Index	Pay	1.78% (Federal Funds Rate + 0.20%)	At Maturity	11/17/22	318	543,038	(100,824)
							$1,562,759	$(208,774)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2022.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2022.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of June 30, 2022.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$16,102,807	$—	$—		$16,102,807
Rights	—	—	—	*	—
Exchange-Traded Funds	2,152,801	—	—		2,152,801
U.S. Treasury Bills	—	82,655	—		82,655
Repurchase Agreements	—	2,558,931	—		2,558,931
Securities Lending Collateral	1,620,429	—	—		1,620,429
Total Assets	$19,876,037	$2,641,586	$—		$22,517,623

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Equity Futures Contracts**	$2,287	$—	$—		$2,287
Equity Index Swap Agreements**	—	208,774	—		208,774
Total Liabilities	$2,287	$208,774	$—		$211,061

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500 ® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 78.5%
Technology - 18.2%
Apple, Inc.	36,255	$4,956,784
Microsoft Corp.	17,635	4,529,197
NVIDIA Corp.	5,904	894,987
Broadcom, Inc.	963	467,835
Accenture plc — Class A	1,493	414,531
Adobe, Inc.*	1,114	407,791
Salesforce, Inc.*	2,343	386,689
Intel Corp.	9,641	360,670
QUALCOMM, Inc.	2,641	337,361
Texas Instruments, Inc.	2,174	334,035
International Business Machines Corp.	2,121	299,464
Advanced Micro Devices, Inc.*	3,821	292,192
Oracle Corp.	3,712	259,357
Intuit, Inc.	667	257,088
ServiceNow, Inc.*	473	224,921
Applied Materials, Inc.	2,083	189,511
Analog Devices, Inc.	1,234	180,275
Micron Technology, Inc.	2,633	145,552
Activision Blizzard, Inc.	1,844	143,574
Lam Research Corp.	327	139,351
Fidelity National Information Services, Inc.	1,440	132,005
Fiserv, Inc.*	1,372	122,067
KLA Corp.	352	112,316
Synopsys, Inc.*	361	109,636
Roper Technologies, Inc.	250	98,663
Cadence Design Systems, Inc.*	650	97,519
NXP Semiconductor N.V.	619	91,631
Fortinet, Inc.*	1,571	88,887
Autodesk, Inc.*	513	88,215
Paychex, Inc.	758	86,313
Cognizant Technology Solutions Corp. — Class A	1,229	82,945
HP, Inc.	2,484	81,425
Electronic Arts, Inc.	663	80,654
MSCI, Inc. — Class A	191	78,721
Microchip Technology, Inc.	1,311	76,143
ON Semiconductor Corp.*	1,025	51,568
ANSYS, Inc.*	205	49,054
Take-Two Interactive Software, Inc.*	373	45,704
Hewlett Packard Enterprise Co.	3,066	40,655
EPAM Systems, Inc.*	135	39,795
Monolithic Power Systems, Inc.	103	39,556
Broadridge Financial Solutions, Inc.	276	39,344
Zebra Technologies Corp. — Class A*	124	36,450
Skyworks Solutions, Inc.	379	35,111
Akamai Technologies, Inc.*	378	34,523
NetApp, Inc.	525	34,251
Teradyne, Inc.	378	33,850
Seagate Technology Holdings plc	466	33,291
Western Digital Corp.*	738	33,085
Tyler Technologies, Inc.*	98	32,583
Leidos Holdings, Inc.	322	32,429
Paycom Software, Inc.*	114	31,934
Jack Henry & Associates, Inc.	172	30,963
Citrix Systems, Inc.*	294	28,568
PTC, Inc.*	248	26,372
Qorvo, Inc.*	256	24,146
DXC Technology Co.*	576	17,459
Ceridian HCM Holding, Inc.*	324	15,254
Total Technology		17,434,250
Consumer, Non-cyclical - 17.7%
UnitedHealth Group, Inc.	2,212	1,136,150
Johnson & Johnson	6,205	1,101,449
Procter & Gamble Co.	5,657	813,420
Pfizer, Inc.	13,230	693,649
AbbVie, Inc.	4,167	638,218
Eli Lilly & Co.	1,860	603,068
Coca-Cola Co.	9,199	578,709
Merck & Company, Inc.	5,963	543,647
PepsiCo, Inc.	3,260	543,312
Thermo Fisher Scientific, Inc.	923	501,447
Abbott Laboratories	4,129	448,616
Danaher Corp.	1,526	386,872
Bristol-Myers Squibb Co.	5,020	386,540
Philip Morris International, Inc.	3,655	360,895
Amgen, Inc.	1,260	306,558
CVS Health Corp.	3,092	286,505
Medtronic plc	3,163	283,879
S&P Global, Inc.	818	275,715
Elevance Health, Inc.	568	274,105
Automatic Data Processing, Inc.	985	206,889
Mondelez International, Inc. — Class A	3,263	202,600
Cigna Corp.	748	197,113
Zoetis, Inc.	1,110	190,798
PayPal Holdings, Inc.*	2,731	190,733
Gilead Sciences, Inc.	2,958	182,834
Altria Group, Inc.	4,269	178,316
Vertex Pharmaceuticals, Inc.*	603	169,919
Intuitive Surgical, Inc.*	846	169,801
Becton Dickinson and Co.	672	165,668
Colgate-Palmolive Co.	1,976	158,357
Stryker Corp.	794	157,950
Regeneron Pharmaceuticals, Inc.*	255	150,738
Humana, Inc.	298	139,485
Edwards Lifesciences Corp.*	1,466	139,402
Estee Lauder Companies, Inc. — Class A	547	139,304
Boston Scientific Corp.*	3,371	125,637
Centene Corp.*	1,379	116,677
Moderna, Inc.*	816	116,566
McKesson Corp.	343	111,890
Kimberly-Clark Corp.	794	107,309
General Mills, Inc.	1,420	107,139
Archer-Daniels-Midland Co.	1,327	102,975
Moody's Corp.	378	102,805
Sysco Corp.	1,201	101,737
IQVIA Holdings, Inc.*	446	96,778
Corteva, Inc.	1,706	92,363
HCA Healthcare, Inc.	536	90,080
Constellation Brands, Inc. — Class A	384	89,495
Monster Beverage Corp.*	887	82,225
Cintas Corp.	205	76,574

S&P 500 ® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 78.5% (continued)
Consumer, Non-cyclical - 17.7% (continued)
Baxter International, Inc.	1,187	$76,241
Hershey Co.	344	74,015
Global Payments, Inc.	664	73,465
Kroger Co.	1,547	73,220
ResMed, Inc.	345	72,322
Biogen, Inc.*	345	70,359
IDEXX Laboratories, Inc.*	198	69,445
Dexcom, Inc.*	925	68,940
Illumina, Inc.*	370	68,213
Verisk Analytics, Inc. — Class A	372	64,389
Kraft Heinz Co.	1,674	63,846
Keurig Dr Pepper, Inc.	1,739	61,543
Tyson Foods, Inc. — Class A	687	59,123
Church & Dwight Company, Inc.	572	53,002
West Pharmaceutical Services, Inc.	175	52,915
Equifax, Inc.	288	52,641
Zimmer Biomet Holdings, Inc.	494	51,900
Laboratory Corporation of America Holdings	219	51,325
AmerisourceBergen Corp. — Class A	356	50,367
McCormick & Company, Inc.	590	49,117
STERIS plc	236	48,651
Waters Corp.*	142	46,999
Gartner, Inc.*	190	45,948
Catalent, Inc.*	423	45,384
Kellogg Co.	597	42,590
Quanta Services, Inc.	339	42,490
PerkinElmer, Inc.	297	42,239
United Rentals, Inc.*	169	41,052
Align Technology, Inc.*	173	40,944
Clorox Co.	290	40,884
Hologic, Inc.*	588	40,748
Conagra Brands, Inc.	1,131	38,725
Molina Healthcare, Inc.*	138	38,586
FleetCor Technologies, Inc.*	182	38,240
Quest Diagnostics, Inc.	277	36,836
Cooper Companies, Inc.	116	36,322
Incyte Corp.*	444	33,731
Cardinal Health, Inc.	642	33,557
J M Smucker Co.	256	32,771
Bio-Techne Corp.	93	32,238
Hormel Foods Corp.	668	31,636
Avery Dennison Corp.	193	31,241
Brown-Forman Corp. — Class B	431	30,239
Viatris, Inc.	2,859	29,934
Teleflex, Inc.	111	27,289
ABIOMED, Inc.*	107	26,484
Charles River Laboratories International, Inc.*	120	25,676
Bio-Rad Laboratories, Inc. — Class A*	51	25,245
Henry Schein, Inc.*	326	25,017
Lamb Weston Holdings, Inc.	341	24,368
Molson Coors Beverage Co. — Class B	444	24,202
Campbell Soup Co.	477	22,920
MarketAxess Holdings, Inc.	89	22,785
Organon & Co.	598	20,182
Nielsen Holdings plc	848	19,691
Robert Half International, Inc.	261	19,546
Rollins, Inc.	534	18,647
Dentsply Sirona, Inc.	508	18,151
Universal Health Services, Inc. — Class B	158	15,912
DaVita, Inc.*	143	11,434
Total Consumer, Non-cyclical		16,948,833
Financial - 11.7%
Berkshire Hathaway, Inc. — Class B*	4,266	1,164,703
JPMorgan Chase & Co.	6,925	779,824
Visa, Inc. — Class A	3,880	763,933
Mastercard, Inc. — Class A	2,025	638,847
Bank of America Corp.	16,718	520,431
Wells Fargo & Co.	8,937	350,062
American Tower Corp. — Class A REIT	1,096	280,127
Morgan Stanley	3,300	250,998
Goldman Sachs Group, Inc.	810	240,586
Charles Schwab Corp.	3,556	224,668
Citigroup, Inc.	4,579	210,588
Prologis, Inc. REIT	1,745	205,299
BlackRock, Inc. — Class A	336	204,637
American Express Co.	1,438	199,336
Chubb Ltd.	999	196,383
Marsh & McLennan Companies, Inc.	1,183	183,661
CME Group, Inc. — Class A	847	173,381
Crown Castle International Corp. REIT	1,021	171,916
Progressive Corp.	1,379	160,336
PNC Financial Services Group, Inc.	975	153,826
Truist Financial Corp.	3,139	148,883
U.S. Bancorp	3,188	146,712
Equinix, Inc. REIT	215	141,259
Aon plc — Class A	501	135,110
Intercontinental Exchange, Inc.	1,316	123,757
Public Storage REIT	360	112,561
MetLife, Inc.	1,630	102,348
Realty Income Corp. REIT	1,418	96,793
Capital One Financial Corp.	927	96,584
Travelers Companies, Inc.	566	95,728
American International Group, Inc.	1,868	95,511
Welltower, Inc. REIT	1,070	88,115
Digital Realty Trust, Inc. REIT	671	87,116
Prudential Financial, Inc.	884	84,581
Allstate Corp.	648	82,121
SBA Communications Corp. REIT	254	81,293
Arthur J Gallagher & Co.	495	80,705
Aflac, Inc.	1,397	77,296
Simon Property Group, Inc. REIT	774	73,468
Bank of New York Mellon Corp.	1,752	73,076
VICI Properties, Inc. REIT	2,271	67,653
M&T Bank Corp.	423	67,422
AvalonBay Communities, Inc. REIT	330	64,102
Discover Financial Services	662	62,612
Ameriprise Financial, Inc.	259	61,559

S&P 500 ® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 78.5% (continued)
Financial - 11.7% (continued)
First Republic Bank	423	$60,996
T. Rowe Price Group, Inc.	536	60,895
Equity Residential REIT	807	58,282
Weyerhaeuser Co. REIT	1,755	58,126
CBRE Group, Inc. — Class A*	771	56,753
SVB Financial Group*	139	54,904
Fifth Third Bancorp	1,618	54,365
Extra Space Storage, Inc. REIT	317	53,928
State Street Corp.	866	53,389
Willis Towers Watson plc	263	51,913
Alexandria Real Estate Equities, Inc. REIT	350	50,760
Hartford Financial Services Group, Inc.	775	50,708
Duke Realty Corp. REIT	907	49,840
Ventas, Inc. REIT	942	48,447
Mid-America Apartment Communities, Inc. REIT	272	47,510
Northern Trust Corp.	491	47,372
Cincinnati Financial Corp.	352	41,881
Nasdaq, Inc.	272	41,491
Regions Financial Corp.	2,203	41,306
Citizens Financial Group, Inc.	1,157	41,293
Raymond James Financial, Inc.	458	40,950
Huntington Bancshares, Inc.	3,393	40,818
Essex Property Trust, Inc. REIT	154	40,273
KeyCorp	2,199	37,889
Principal Financial Group, Inc.	554	37,002
Camden Property Trust REIT	251	33,754
W R Berkley Corp.	494	33,720
Iron Mountain, Inc. REIT	685	33,353
Healthpeak Properties, Inc. REIT	1,272	32,958
Synchrony Financial	1,182	32,647
UDR, Inc. REIT	706	32,504
Brown & Brown, Inc.	552	32,204
Boston Properties, Inc. REIT	336	29,897
Kimco Realty Corp. REIT	1,457	28,805
Cboe Global Markets, Inc.	250	28,297
Loews Corp.	458	27,141
Signature Bank	148	26,523
Host Hotels & Resorts, Inc. REIT	1,685	26,421
Everest Re Group Ltd.	93	26,066
Comerica, Inc.	308	22,601
Assurant, Inc.	128	22,125
Regency Centers Corp. REIT	366	21,707
Globe Life, Inc.	214	20,859
Zions Bancorp North America	357	18,171
Lincoln National Corp.	381	17,819
Federal Realty OP, LP REIT	169	16,180
Franklin Resources, Inc.	660	15,385
Invesco Ltd.	794	12,807
Vornado Realty Trust REIT	375	10,721
Total Financial		11,243,663
Communications - 10.1%
Amazon.com, Inc.*	20,631	2,191,219
Alphabet, Inc. — Class A*	709	1,545,095
Alphabet, Inc. — Class C*	650	1,421,842
Meta Platforms, Inc. — Class A*	5,408	872,040
Verizon Communications, Inc.	9,902	502,526
Cisco Systems, Inc.	9,795	417,659
Comcast Corp. — Class A	10,541	413,629
Walt Disney Co.*	4,295	405,448
AT&T, Inc.	16,880	353,805
T-Mobile US, Inc.*	1,389	186,876
Netflix, Inc.*	1,048	183,264
Booking Holdings, Inc.*	96	167,903
Charter Communications, Inc. — Class A*	273	127,909
Motorola Solutions, Inc.	394	82,582
Warner Bros Discovery, Inc.*	5,207	69,878
Twitter, Inc.*	1,799	67,265
Corning, Inc.	1,792	56,466
eBay, Inc.	1,320	55,004
CDW Corp.	319	50,262
Arista Networks, Inc.*	531	49,776
Match Group, Inc.*	673	46,901
VeriSign, Inc.*	225	37,649
Paramount Global — Class B	1,435	35,416
FactSet Research Systems, Inc.	89	34,227
Expedia Group, Inc.*	357	33,854
Omnicom Group, Inc.	485	30,851
NortonLifeLock, Inc.	1,372	30,129
Interpublic Group of Companies, Inc.	928	25,548
Lumen Technologies, Inc.	2,192	23,915
Fox Corp. — Class A	735	23,637
Etsy, Inc.*	300	21,963
F5, Inc.*	143	21,885
Juniper Networks, Inc.	762	21,717
News Corp. — Class A	916	14,271
DISH Network Corp. — Class A*	591	10,596
Fox Corp. — Class B	341	10,128
News Corp. — Class B	284	4,513
Total Communications		9,647,648
Consumer, Cyclical - 7.2%
Tesla, Inc.*	1,979	1,332,698
Home Depot, Inc.	2,437	668,396
Costco Wholesale Corp.	1,045	500,847
McDonald's Corp.	1,744	430,559
Walmart, Inc.	3,310	402,430
NIKE, Inc. — Class B	2,992	305,783
Lowe's Companies, Inc.	1,559	272,310
Starbucks Corp.	2,704	206,558
TJX Companies, Inc.	2,769	154,649
Target Corp.	1,090	153,941
Dollar General Corp.	539	132,292
General Motors Co.*	3,438	109,191
Ford Motor Co.	9,311	103,631
AutoZone, Inc.*	47	101,009
O'Reilly Automotive, Inc.*	155	97,923
Marriott International, Inc. — Class A	648	88,134
Chipotle Mexican Grill, Inc. — Class A*	66	86,279
Dollar Tree, Inc.*	531	82,756
Yum! Brands, Inc.	672	76,279
Hilton Worldwide Holdings, Inc.	656	73,105
Fastenal Co.	1,357	67,741
PACCAR, Inc.	820	67,519
Cummins, Inc.	333	64,446
Walgreens Boots Alliance, Inc.	1,690	64,051
Ross Stores, Inc.	829	58,221

S&P 500 ® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 78.5% (continued)
Consumer, Cyclical - 7.2% (continued)
Aptiv plc*	639	$56,916
Copart, Inc.*	504	54,765
Tractor Supply Co.	264	51,176
Southwest Airlines Co.*	1,398	50,496
DR Horton, Inc.	755	49,973
Ulta Beauty, Inc.*	123	47,414
WW Grainger, Inc.	101	45,897
Genuine Parts Co.	334	44,422
Delta Air Lines, Inc.*	1,512	43,803
Lennar Corp. — Class A	610	43,048
CarMax, Inc.*	379	34,292
VF Corp.	761	33,613
Darden Restaurants, Inc.	294	33,257
Domino's Pizza, Inc.	85	33,125
Pool Corp.	94	33,016
Best Buy Company, Inc.	477	31,096
LKQ Corp.	614	30,141
NVR, Inc.*	7	28,029
United Airlines Holdings, Inc.*	770	27,273
Las Vegas Sands Corp.*	811	27,242
Live Nation Entertainment, Inc.*	323	26,673
Hasbro, Inc.	309	25,301
Advance Auto Parts, Inc.	144	24,925
MGM Resorts International	834	24,144
PulteGroup, Inc.	560	22,193
Whirlpool Corp.	133	20,598
American Airlines Group, Inc.*	1,531	19,413
Caesars Entertainment, Inc.*	505	19,341
BorgWarner, Inc.	565	18,854
Royal Caribbean Cruises Ltd.*	529	18,467
Tapestry, Inc.	594	18,129
Carnival Corp.*	1,914	16,556
Newell Brands, Inc.	868	16,527
Bath & Body Works, Inc.	562	15,129
Wynn Resorts Ltd.*	249	14,188
Alaska Air Group, Inc.*	297	11,895
Penn National Gaming, Inc.*	385	11,712
Norwegian Cruise Line Holdings Ltd.*,1	988	10,987
Ralph Lauren Corp. — Class A	109	9,772
PVH Corp.	159	9,047
Total Consumer, Cyclical		6,853,593
Industrial - 6.1%
Raytheon Technologies Corp.	3,507	337,058
United Parcel Service, Inc. — Class B	1,732	316,159
Union Pacific Corp.	1,481	315,868
Honeywell International, Inc.	1,605	278,965
Lockheed Martin Corp.	558	239,918
Caterpillar, Inc.	1,258	224,880
Deere & Co.	658	197,051
Boeing Co.*	1,311	179,240
3M Co.	1,342	173,668
General Electric Co.	2,595	165,224
Northrop Grumman Corp.	345	165,106
CSX Corp.	5,127	148,991
Waste Management, Inc.	901	137,835
Norfolk Southern Corp.	562	127,737
FedEx Corp.	562	127,411
Illinois Tool Works, Inc.	668	121,743
General Dynamics Corp.	543	120,139
Eaton Corporation plc	941	118,557
Emerson Electric Co.	1,401	111,435
L3Harris Technologies, Inc.	455	109,973
Amphenol Corp. — Class A	1,408	90,647
TE Connectivity Ltd.	760	85,994
Agilent Technologies, Inc.	708	84,089
Johnson Controls International plc	1,640	78,523
Parker-Hannifin Corp.	303	74,553
Trane Technologies plc	551	71,558
Carrier Global Corp.	2,000	71,320
Otis Worldwide Corp.	997	70,458
TransDigm Group, Inc.*	122	65,474
Republic Services, Inc. — Class A	492	64,388
Mettler-Toledo International, Inc.*	53	60,885
AMETEK, Inc.	544	59,780
Keysight Technologies, Inc.*	429	59,138
Old Dominion Freight Line, Inc.	216	55,356
Rockwell Automation, Inc.	274	54,611
Ball Corp.	754	51,853
Fortive Corp.	845	45,951
Vulcan Materials Co.	313	44,477
Amcor plc	3,543	44,039
Martin Marietta Materials, Inc.	147	43,988
Teledyne Technologies, Inc.*	110	41,262
Dover Corp.	340	41,249
Ingersoll Rand, Inc.	957	40,271
Expeditors International of Washington, Inc.	396	38,594
Jacobs Engineering Group, Inc.	303	38,521
Stanley Black & Decker, Inc.	356	37,330
Westinghouse Air Brake Technologies Corp.	431	35,376
Garmin Ltd.	360	35,370
Trimble, Inc.*	590	34,356
Xylem, Inc.	425	33,226
IDEX Corp.	179	32,512
Generac Holdings, Inc.*	151	31,798
J.B. Hunt Transport Services, Inc.	198	31,179
Textron, Inc.	507	30,962
CH Robinson Worldwide, Inc.	300	30,411
Packaging Corporation of America	221	30,387
Masco Corp.	556	28,134
Howmet Aerospace, Inc.	887	27,896
Nordson Corp.	127	25,710
Snap-on, Inc.	126	24,826
Westrock Co.	601	23,944
Huntington Ingalls Industries, Inc.	94	20,475
Allegion plc	207	20,265
Sealed Air Corp.	344	19,856
Fortune Brands Home & Security, Inc.	308	18,443
Pentair plc	390	17,851
A O Smith Corp.	307	16,787
Mohawk Industries, Inc.*	121	15,015
Total Industrial		5,816,046

S&P 500 ® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 78.5% (continued)
Energy - 3.5%
Exxon Mobil Corp.	9,933	$850,662
Chevron Corp.	4,633	670,766
ConocoPhillips	3,050	273,921
EOG Resources, Inc.	1,381	152,518
Occidental Petroleum Corp.	2,099	123,589
Schlumberger N.V.	3,333	119,188
Pioneer Natural Resources Co.	531	118,455
Marathon Petroleum Corp.	1,276	104,900
Valero Energy Corp.	962	102,241
Phillips 66	1,134	92,977
Williams Companies, Inc.	2,872	89,635
Devon Energy Corp.	1,447	79,744
Kinder Morgan, Inc.	4,598	77,062
Hess Corp.	653	69,179
Halliburton Co.	2,127	66,703
Baker Hughes Co.	2,205	63,658
Enphase Energy, Inc.*	318	62,087
ONEOK, Inc.	1,053	58,442
Coterra Energy, Inc. — Class A	1,900	49,001
Diamondback Energy, Inc.	393	47,612
Marathon Oil Corp.	1,669	37,519
SolarEdge Technologies, Inc.*	131	35,852
APA Corp.	798	27,850
Total Energy		3,373,561
Utilities - 2.4%
NextEra Energy, Inc.	4,632	358,795
Duke Energy Corp.	1,815	194,586
Southern Co.	2,505	178,632
Dominion Energy, Inc.	1,913	152,677
American Electric Power Company, Inc.	1,211	116,183
Sempra Energy	741	111,350
Exelon Corp.	2,311	104,734
Xcel Energy, Inc.	1,284	90,856
Consolidated Edison, Inc.	835	79,408
WEC Energy Group, Inc.	744	74,876
Public Service Enterprise Group, Inc.	1,177	74,481
Eversource Energy	813	68,674
American Water Works Company, Inc.	429	63,822
DTE Energy Co.	457	57,925
Edison International	899	56,853
Ameren Corp.	609	55,029
Entergy Corp.	480	54,067
FirstEnergy Corp.	1,346	51,673
PPL Corp.	1,735	47,071
CMS Energy Corp.	684	46,170
Constellation Energy Corp.	770	44,090
CenterPoint Energy, Inc.	1,484	43,897
Atmos Energy Corp.	328	36,769
Evergy, Inc.	541	35,300
Alliant Energy Corp.	591	34,638
AES Corp.	1,575	33,091
NiSource, Inc.	957	28,222
NRG Energy, Inc.	559	21,337
Pinnacle West Capital Corp.	266	19,450
Total Utilities		2,334,656
Basic Materials - 1.6%
Linde plc	1,187	341,298
Sherwin-Williams Co.	564	126,285
Air Products and Chemicals, Inc.	523	125,771
Newmont Corp.	1,871	111,643
Freeport-McMoRan, Inc.	3,417	99,981
Ecolab, Inc.	586	90,103
Dow, Inc.	1,717	88,614
International Flavors & Fragrances, Inc.	601	71,591
DuPont de Nemours, Inc.	1,199	66,641
Nucor Corp.	627	65,465
PPG Industries, Inc.	557	63,687
Albemarle Corp.	276	57,679
LyondellBasell Industries N.V. — Class A	610	53,351
CF Industries Holdings, Inc.	492	42,179
Mosaic Co.	854	40,334
International Paper Co.	874	36,560
FMC Corp.	297	31,782
Celanese Corp. — Class A	255	29,991
Eastman Chemical Co.	304	27,290
Total Basic Materials		1,570,245
Total Common Stocks
(Cost $55,730,446)		75,222,495

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 5.2%
Federal Home Loan Bank
1.01% due 07/01/22[2]	$5,000,000	5,000,000
Total Federal Agency Discount Notes
(Cost $5,000,000)		5,000,000

U.S. TREASURY BILLS†† - 0.0%
U.S. Treasury Bills
1.02% due 07/19/22[2,3]	32,000	31,984
Total U.S. Treasury Bills
(Cost $31,983)		31,984

REPURCHASE AGREEMENTS††,4 - 3.1%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22[5]	1,656,710	1,656,710
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22[5]	645,183	645,183
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22[5]	638,796	638,796
Total Repurchase Agreements
(Cost $2,940,689)		2,940,689

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[7]	7,488	7,488
Total Securities Lending Collateral
(Cost $7,488)		7,488
Total Investments - 86.8%
(Cost $63,710,606)		$83,202,656
Other Assets & Liabilities, net - 13.2%		12,664,899
Total Net Assets - 100.0%		$95,867,555

S&P 500 ® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	2	Sep 2022	$378,950	$(3,205)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	Pay	2.03% (Federal Funds Rate + 0.45%)	At Maturity	11/17/22	2,486	$9,408,635	$12,509
BNP Paribas	S&P 500 Index	Pay	2.18% (Federal Funds Rate + 0.60%)	At Maturity	11/17/22	264	998,019	(118,844)
Barclays Bank plc	S&P 500 Index	Pay	1.96% (SOFR + 0.45%)	At Maturity	11/16/22	2,602	9,849,643	(138,242)
							$20,256,297	$(244,577)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 5.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2022.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2022.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of June 30, 2022.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$75,222,495	$—	$—	$75,222,495
Federal Agency Discount Notes	—	5,000,000	—	5,000,000
U.S. Treasury Bills	—	31,984	—	31,984
Repurchase Agreements	—	2,940,689	—	2,940,689
Securities Lending Collateral	7,488	—	—	7,488
Equity Index Swap Agreements**	—	12,509	—	12,509
Total Assets	$75,229,983	$7,985,182	$—	$83,215,165

S&P 500 ® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$3,205	$—	$—	$3,205
Equity Index Swap Agreements**	—	257,086	—	257,086
Total Liabilities	$3,205	$257,086	$—	$260,291

**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500 ® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 99.5%
Technology - 30.0%
Fortinet, Inc.*	33,313	$1,884,850
KLA Corp.	4,063	1,296,422
Monolithic Power Systems, Inc.	3,327	1,277,701
NVIDIA Corp.	6,704	1,016,259
Advanced Micro Devices, Inc.*	12,940	989,522
Intuit, Inc.	2,406	927,369
QUALCOMM, Inc.	7,147	912,958
Microsoft Corp.	3,441	883,752
Applied Materials, Inc.	9,577	871,316
EPAM Systems, Inc.*	2,946	868,422
Oracle Corp.	11,880	830,055
Teradyne, Inc.	8,997	805,681
Apple, Inc.	5,689	777,800
ServiceNow, Inc.*	1,581	751,797
Cadence Design Systems, Inc.*	4,789	718,494
Lam Research Corp.	1,643	700,164
Adobe, Inc.*	1,715	627,793
MSCI, Inc. — Class A	1,508	621,522
Total Technology		16,761,877
Consumer, Non-cyclical - 19.9%
Eli Lilly & Co.	5,026	1,629,580
Regeneron Pharmaceuticals, Inc.*	2,097	1,239,600
Moderna, Inc.*	8,306	1,186,512
PerkinElmer, Inc.	7,580	1,078,028
Dexcom, Inc.*	13,856	1,032,687
Thermo Fisher Scientific, Inc.	1,619	879,570
Gartner, Inc.*	3,631	878,085
West Pharmaceutical Services, Inc.	2,838	858,126
Bio-Techne Corp.	1,883	652,723
Charles River Laboratories International, Inc.*	2,997	641,268
Equifax, Inc.	3,468	633,881
Align Technology, Inc.*	1,736	410,859
Total Consumer, Non-cyclical		11,120,919
Financial - 12.3%
Goldman Sachs Group, Inc.	5,166	1,534,405
Discover Financial Services	13,175	1,246,092
SVB Financial Group*	3,116	1,230,789
Signature Bank	5,164	925,440
First Republic Bank	5,388	776,950
Extra Space Storage, Inc. REIT	4,554	774,726
Camden Property Trust REIT	2,820	379,234
Total Financial		6,867,636
Consumer, Cyclical - 11.8%
Tesla, Inc.*	1,999	1,346,167
AutoZone, Inc.*	614	1,319,559
Tractor Supply Co.	6,121	1,186,556
O'Reilly Automotive, Inc.*	1,570	991,863
Pool Corp.	2,625	921,979
Lowe's Companies, Inc.	4,613	805,753
Total Consumer, Cyclical		6,571,877
Energy - 8.9%
Enphase Energy, Inc.*	9,122	1,780,979
Diamondback Energy, Inc.	14,076	1,705,308
Devon Energy Corp.	27,381	1,508,967
Total Energy		4,995,254
Communications - 7.6%
Arista Networks, Inc.*	9,770	915,840
Alphabet, Inc. — Class A*	314	684,288
Alphabet, Inc. — Class C*	292	638,735
Etsy, Inc.*	7,659	560,715
Amazon.com, Inc.*	5,181	550,274
Meta Platforms, Inc. — Class A*	3,226	520,192
Netflix, Inc.*	1,988	347,642
Total Communications		4,217,686
Industrial - 5.2%
Generac Holdings, Inc.*	5,205	1,096,069
Expeditors International of Washington, Inc.	10,786	1,051,203
Old Dominion Freight Line, Inc.	3,004	769,865
Total Industrial		2,917,137
Utilities - 3.8%
NRG Energy, Inc.	55,898	2,133,627
Total Common Stocks
(Cost $51,469,953)		55,586,013

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.7%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$210,184	210,184
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	81,853	81,853
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	81,043	81,043
Total Repurchase Agreements
(Cost $373,080)		373,080
Total Investments - 100.2%
(Cost $51,843,033)		$55,959,093
Other Assets & Liabilities, net - (0.2)%		(89,361)
Total Net Assets - 100.0%		$55,869,732

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P 500 ® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$55,586,013	$—	$—	$55,586,013
Repurchase Agreements	—	373,080	—	373,080
Total Assets	$55,586,013	$373,080	$—	$55,959,093

S&P 500 ® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 99.5%
Financial - 30.6%
Berkshire Hathaway, Inc. — Class B*	3,493	$953,659
Allstate Corp.	6,703	849,471
Prudential Financial, Inc.	8,849	846,672
MetLife, Inc.	13,201	828,891
Loews Corp.	12,592	746,202
Everest Re Group Ltd.	2,513	704,344
American International Group, Inc.	13,052	667,349
Lincoln National Corp.	12,353	577,750
Travelers Companies, Inc.	3,310	559,820
Globe Life, Inc.	5,376	523,999
Aflac, Inc.	9,112	504,167
Assurant, Inc.	2,905	502,129
Hartford Financial Services Group, Inc.	7,246	474,106
Principal Financial Group, Inc.	6,968	465,393
Citigroup, Inc.	9,206	423,384
Invesco Ltd.	25,325	408,492
Chubb Ltd.	2,031	399,254
Citizens Financial Group, Inc.	10,338	368,963
M&T Bank Corp.	2,287	364,525
Wells Fargo & Co.	7,950	311,402
W R Berkley Corp.	4,186	285,736
Bank of New York Mellon Corp.	5,992	249,926
KeyCorp	14,341	247,096
Progressive Corp.	2,083	242,190
Truist Financial Corp.	4,682	222,067
Huntington Bancshares, Inc.	18,368	220,967
State Street Corp.	3,356	206,897
Fifth Third Bancorp	5,624	188,966
Kimco Realty Corp. REIT	8,985	177,634
U.S. Bancorp	3,250	149,565
PNC Financial Services Group, Inc.	775	122,272
Total Financial		13,793,288
Consumer, Non-cyclical - 22.7%
Cigna Corp.	3,915	1,031,681
Archer-Daniels-Midland Co.	10,894	845,375
Centene Corp.*	8,494	718,677
CVS Health Corp.	7,367	682,626
Tyson Foods, Inc. — Class A	7,645	657,929
Molson Coors Beverage Co. — Class B	11,000	599,610
Kraft Heinz Co.	15,631	596,166
Kroger Co.	10,773	509,886
Cardinal Health, Inc.	8,546	446,699
Universal Health Services, Inc. — Class B	4,187	421,673
AmerisourceBergen Corp. — Class A	2,967	419,771
Elevance Health, Inc.	815	393,303
Viatris, Inc.	36,389	380,993
Humana, Inc.	789	369,307
Conagra Brands, Inc.	10,065	344,626
Corteva, Inc.	6,008	325,273
Henry Schein, Inc.*	4,041	310,106
Nielsen Holdings plc	10,393	241,325
J M Smucker Co.	1,858	237,842
Sysco Corp.	2,515	213,046
Organon & Co.	5,322	179,618
Global Payments, Inc.	1,453	160,760
DaVita, Inc.*	1,803	144,168
Total Consumer, Non-cyclical		10,230,460
Energy - 9.5%
Valero Energy Corp.	8,285	880,530
Marathon Petroleum Corp.	10,679	877,920
Phillips 66	7,831	642,064
Baker Hughes Co.	16,340	471,736
Exxon Mobil Corp.	4,353	372,791
Marathon Oil Corp.	16,534	371,684
Kinder Morgan, Inc.	21,254	356,217
Chevron Corp.	2,162	313,014
Total Energy		4,285,956
Consumer, Cyclical - 7.8%
Walgreens Boots Alliance, Inc.	13,468	510,437
BorgWarner, Inc.	12,142	405,178
Whirlpool Corp.	2,203	341,179
General Motors Co.*	10,389	329,955
PulteGroup, Inc.	7,473	296,155
Ford Motor Co.	25,633	285,295
Best Buy Company, Inc.	4,312	281,100
Lennar Corp. — Class A	3,480	245,584
PVH Corp.	4,026	229,079
Walmart, Inc.	1,745	212,157
Alaska Air Group, Inc.*	4,686	187,674
PACCAR, Inc.	2,110	173,737
Total Consumer, Cyclical		3,497,530
Communications - 6.8%
Paramount Global — Class B	25,507	629,513
AT&T, Inc.	23,940	501,783
Lumen Technologies, Inc.	44,313	483,455
DISH Network Corp. — Class A*	20,059	359,658
Verizon Communications, Inc.	3,867	196,250
Omnicom Group, Inc.	2,920	185,741
T-Mobile US, Inc.*	1,304	175,440
Fox Corp. — Class A	5,174	166,396
News Corp. — Class A	10,290	160,318
Warner Bros Discovery, Inc.*	8,077	108,393
Fox Corp. — Class B	2,396	71,161
News Corp. — Class B	3,150	50,054
Total Communications		3,088,162
Utilities - 6.6%
Pinnacle West Capital Corp.	5,670	414,590
Consolidated Edison, Inc.	3,357	319,251
Entergy Corp.	2,102	236,769
Exelon Corp.	5,113	231,721
Atmos Energy Corp.	2,011	225,433
Evergy, Inc.	3,177	207,299
PPL Corp.	7,120	193,166
American Electric Power Company, Inc.	1,926	184,780
Duke Energy Corp.	1,636	175,396
Edison International	2,766	174,922
Sempra Energy	1,139	171,158
DTE Energy Co.	1,329	168,451
NiSource, Inc.	5,578	164,495
Constellation Energy Corp.	1,704	97,571
Total Utilities		2,965,002

S&P 500 ® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Industrial - 6.0%
Westrock Co.	18,380	$732,259
Huntington Ingalls Industries, Inc.	1,910	416,036
FedEx Corp.	1,706	386,767
Mohawk Industries, Inc.*	2,771	343,854
CH Robinson Worldwide, Inc.	3,259	330,365
Raytheon Technologies Corp.	2,106	202,408
Westinghouse Air Brake Technologies Corp.	1,940	159,235
Textron, Inc.	2,342	143,026
Total Industrial		2,713,950
Basic Materials - 4.9%
Mosaic Co.	14,280	674,445
LyondellBasell Industries N.V. — Class A	5,117	447,533
International Paper Co.	10,068	421,145
Dow, Inc.	7,512	387,694
DuPont de Nemours, Inc.	3,116	173,187
Eastman Chemical Co.	1,381	123,972
Total Basic Materials		2,227,976
Technology - 4.6%
DXC Technology Co.*	21,345	646,967
Hewlett Packard Enterprise Co.	44,219	586,344
Western Digital Corp.*	7,278	326,273
Leidos Holdings, Inc.	2,806	282,592
Fidelity National Information Services, Inc.	1,308	119,904
Intel Corp.	3,159	118,178
Total Technology		2,080,258
Total Common Stocks
(Cost $50,151,635)		44,882,582

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.7%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$189,402	189,402
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	73,760	73,760
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	73,030	73,030
Total Repurchase Agreements
(Cost $336,192)		336,192
Total Investments - 100.2%
(Cost $50,487,827)		$45,218,774
Other Assets & Liabilities, net - (0.2)%		(107,140)
Total Net Assets - 100.0%		$45,111,634

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$44,882,582	$—	$—	$44,882,582
Repurchase Agreements	—	336,192	—	336,192
Total Assets	$44,882,582	$336,192	$—	$45,218,774

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Non-cyclical - 23.4%
Shockwave Medical, Inc.*	9,071	$1,734,103
Option Care Health, Inc.*	16,753	465,566
Medpace Holdings, Inc.*	3,034	454,099
FTI Consulting, Inc.*	2,182	394,615
Repligen Corp.*	2,345	380,828
Tenet Healthcare Corp.*	7,003	368,077
Neurocrine Biosciences, Inc.*	3,426	333,966
Inari Medical, Inc.*	4,897	332,947
STAAR Surgical Co.*	3,664	259,888
Service Corporation International	3,639	251,528
Bruker Corp.	3,937	247,086
Tandem Diabetes Care, Inc.*	4,085	241,791
Paylocity Holding Corp.*	1,315	229,362
QuidelOrtho Corp.*	2,338	227,207
ASGN, Inc.*	2,478	223,639
Avis Budget Group, Inc.*	1,483	218,120
Darling Ingredients, Inc.*	3,263	195,127
GXO Logistics, Inc.*	4,022	174,032
Arrowhead Pharmaceuticals, Inc.*	4,694	165,276
Syneos Health, Inc.*	2,260	161,997
Total Consumer, Non-cyclical		7,059,254
Financial - 20.2%
SLM Corp.	51,821	826,027
Navient Corp.	56,827	795,010
Jefferies Financial Group, Inc.	23,974	662,162
Evercore, Inc. — Class A	4,917	460,280
Pinnacle Financial Partners, Inc.	5,999	433,788
Stifel Financial Corp.	6,450	361,329
East West Bancorp, Inc.	5,300	343,440
Life Storage, Inc. REIT	2,859	319,236
PacWest Bancorp	11,816	315,015
UMB Financial Corp.	3,500	301,350
Affiliated Managers Group, Inc.	2,396	279,373
National Storage Affiliates Trust REIT	5,407	270,728
Independence Realty Trust, Inc. REIT	12,141	251,683
Kinsale Capital Group, Inc.	1,074	246,633
First Financial Bankshares, Inc.	5,760	226,195
Total Financial		6,092,249
Consumer, Cyclical - 16.6%
Dick's Sporting Goods, Inc.[1]	8,020	604,468
Williams-Sonoma, Inc.	3,772	418,503
Mattel, Inc.*	17,624	393,544
Fox Factory Holding Corp.*	4,759	383,290
Tempur Sealy International, Inc.	17,840	381,241
Deckers Outdoor Corp.*	1,320	337,062
Crocs, Inc.*	5,763	280,485
Churchill Downs, Inc.	1,413	270,632
GameStop Corp. — Class A*,1	2,040	249,492
Boyd Gaming Corp.	4,808	239,198
Five Below, Inc.*	2,024	229,582
YETI Holdings, Inc.*	5,267	227,903
Avient Corp.	5,584	223,807
Light & Wonder, Inc. — Class A*	4,317	202,856
Brunswick Corp.	2,833	185,221
Wingstop, Inc.	2,361	176,532
Scotts Miracle-Gro Co. — Class A	1,523	120,302
RH*	458	97,215
Total Consumer, Cyclical		5,021,333
Industrial - 12.9%
Louisiana-Pacific Corp.	14,778	774,515
Builders FirstSource, Inc.*	9,213	494,738
Eagle Materials, Inc.	2,763	303,764
Axon Enterprise, Inc.*	3,152	293,672
Saia, Inc.*	1,531	287,828
Trex Company, Inc.*	4,887	265,951
TopBuild Corp.*	1,490	249,068
Carlisle Companies, Inc.	970	231,451
Valmont Industries, Inc.	925	207,783
Chart Industries, Inc.*	1,062	177,758
Simpson Manufacturing Company, Inc.	1,623	163,290
Tetra Tech, Inc.	1,159	158,261
Watts Water Technologies, Inc. — Class A	1,275	156,621
Vicor Corp.*	2,575	140,930
Total Industrial		3,905,630
Technology - 9.8%
Concentrix Corp.	5,116	693,934
Azenta, Inc.	4,846	349,397
Power Integrations, Inc.	3,906	292,989
Teradata Corp.*	7,561	279,833
Maximus, Inc.	4,265	266,605
Qualys, Inc.*	2,032	256,317
Lattice Semiconductor Corp.*	4,237	205,494
Silicon Laboratories, Inc.*	1,341	188,035
Ziff Davis, Inc.*	2,472	184,238
SiTime Corp.*	879	143,303
Synaptics, Inc.*	754	89,010
Total Technology		2,949,155
Energy - 8.9%
Matador Resources Co.	14,040	654,124
Antero Midstream Corp.	64,169	580,730
Targa Resources Corp.	9,029	538,760
Murphy Oil Corp.	16,873	509,396
PDC Energy, Inc.	6,415	395,228
Total Energy		2,678,238
Basic Materials - 6.9%
Steel Dynamics, Inc.	10,691	707,210
Cleveland-Cliffs, Inc.*	44,727	687,454
Olin Corp.	8,326	385,327
Valvoline, Inc.	10,488	302,369
Total Basic Materials		2,082,360
Communications - 0.9%
Calix, Inc.*	7,472	255,094
Total Common Stocks
(Cost $32,619,974)		30,043,313

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$107,206	$107,206
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	41,750	41,750
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	41,337	41,337
Total Repurchase Agreements
(Cost $190,293)		190,293

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.2%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[4]	662,689	$662,689
Total Securities Lending Collateral
(Cost $662,689)		662,689
Total Investments - 102.4%
(Cost $33,472,956)		$30,896,295
Other Assets & Liabilities, net - (2.4)%		(713,963)
Total Net Assets - 100.0%		$30,182,332

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2022.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$30,043,313	$—	$—	$30,043,313
Repurchase Agreements	—	190,293	—	190,293
Securities Lending Collateral	662,689	—	—	662,689
Total Assets	$30,706,002	$190,293	$—	$30,896,295

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 99.4%
Financial - 31.6%
Unum Group	19,482	$662,778
Reinsurance Group of America, Inc. — Class A	4,363	511,736
Alleghany Corp.*	455	379,060
Kemper Corp.	6,422	307,614
CNO Financial Group, Inc.	15,793	285,695
Old Republic International Corp.	12,377	276,750
Voya Financial, Inc.	4,351	259,015
Hanover Insurance Group, Inc.	1,743	254,914
Mercury General Corp.	5,666	251,004
First Horizon Corp.	9,853	215,387
FNB Corp.	16,326	177,300
MGIC Investment Corp.	13,465	169,659
Fulton Financial Corp.	11,243	162,461
Associated Banc-Corp.	8,827	161,181
Texas Capital Bancshares, Inc.*	2,888	152,024
New York Community Bancorp, Inc.	15,340	140,054
United Bankshares, Inc.	3,965	139,053
Selective Insurance Group, Inc.	1,508	131,105
Essent Group Ltd.	3,301	128,409
Cadence Bank	5,286	124,115
Prosperity Bancshares, Inc.	1,813	123,774
Bread Financial Holdings, Inc.	3,290	121,927
RenaissanceRe Holdings Ltd.	702	109,772
International Bancshares Corp.	2,720	109,018
SL Green Realty Corp. REIT	2,336	107,806
Old National Bancorp	7,285	107,745
Washington Federal, Inc.	3,281	98,496
Sabra Health Care REIT, Inc.	6,478	90,498
Valley National Bancorp	7,673	79,876
Total Financial		5,838,226
Consumer, Cyclical - 20.1%
Lithia Motors, Inc. — Class A	1,052	289,100
Taylor Morrison Home Corp. — Class A*	11,481	268,196
Kohl's Corp.	6,861	244,869
Univar Solutions, Inc.*	9,327	231,962
Murphy USA, Inc.	953	221,925
Thor Industries, Inc.[1]	2,871	214,550
Adient plc*	7,042	208,655
KB Home	7,092	201,838
Foot Locker, Inc.	7,842	198,011
Dana, Inc.	12,855	180,870
Lear Corp.	1,315	165,545
Macy's, Inc.	8,922	163,451
Goodyear Tire & Rubber Co.*	15,259	163,424
Nu Skin Enterprises, Inc. — Class A	3,473	150,381
Gap, Inc.	17,843	147,026
Toll Brothers, Inc.	2,489	111,010
Callaway Golf Co.*	5,259	107,284
Nordstrom, Inc.[1]	5,008	105,819
BJ's Wholesale Club Holdings, Inc.*	1,554	96,845
JetBlue Airways Corp.*	10,869	90,974
MillerKnoll, Inc.	2,712	71,244
Harley-Davidson, Inc.	2,166	68,575
Total Consumer, Cyclical		3,701,554
Industrial - 17.4%
Avnet, Inc.	11,559	495,650
Arrow Electronics, Inc.*	2,613	292,891
Greif, Inc. — Class A	4,216	262,994
Ryder System, Inc.	3,649	259,298
TD SYNNEX Corp.	2,558	233,034
Worthington Industries, Inc.	4,589	202,375
Fluor Corp.*	6,136	149,350
MDU Resources Group, Inc.	5,463	147,447
Vishay Intertechnology, Inc.	8,077	143,932
AGCO Corp.	1,210	119,427
EMCOR Group, Inc.	1,046	107,696
Owens Corning	1,384	102,845
Kirby Corp.*	1,636	99,534
Silgan Holdings, Inc.	2,343	96,883
XPO Logistics, Inc.*	1,787	86,062
Oshkosh Corp.	935	76,801
EnerSys	1,294	76,294
Knight-Swift Transportation Holdings, Inc.	1,613	74,666
Werner Enterprises, Inc.	1,760	67,830
Terex Corp.	2,363	64,675
Timken Co.	1,095	58,090
Total Industrial		3,217,774
Consumer, Non-cyclical - 9.2%
Graham Holdings Co. — Class B	556	315,163
Performance Food Group Co.*	4,999	229,854
Sprouts Farmers Market, Inc.*	8,875	224,715
ManpowerGroup, Inc.	2,888	220,672
Patterson Companies, Inc.	6,970	211,191
Pilgrim's Pride Corp.*	6,668	208,242
Perrigo Company plc	4,928	199,929
Ingredion, Inc.	1,034	91,157
Total Consumer, Non-cyclical		1,700,923
Basic Materials - 6.7%
United States Steel Corp.	19,845	355,424
Commercial Metals Co.	9,461	313,159
Reliance Steel & Aluminum Co.	1,505	255,639
Minerals Technologies, Inc.	2,103	128,998
Cabot Corp.	1,723	109,910
Chemours Co.	2,384	76,336
Total Basic Materials		1,239,466
Utilities - 5.5%
Southwest Gas Holdings, Inc.	2,420	210,734
Spire, Inc.	2,646	196,783
UGI Corp.	3,627	140,038
NorthWestern Corp.	2,022	119,157
Portland General Electric Co.	1,889	91,295
ONE Gas, Inc.	1,122	91,095
ALLETE, Inc.	1,485	87,288
Hawaiian Electric Industries, Inc.	1,944	79,510
Total Utilities		1,015,900
Energy - 4.9%
HF Sinclair Corp.	13,694	618,421
NOV, Inc.	13,627	230,433
Equitrans Midstream Corp.	8,855	56,318
Total Energy		905,172
Technology - 3.5%
Xerox Holdings Corp.	21,036	312,385

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Technology - 3.5% (continued)
Science Applications International Corp.	1,646	$153,242
CACI International, Inc. — Class A*	369	103,977
Kyndryl Holdings, Inc.*	7,909	77,350
Total Technology		646,954
Communications - 0.5%
Viasat, Inc.*	2,988	91,523
Total Common Stocks
(Cost $18,706,222)		18,357,492

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$69,166	69,166
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	26,936	26,936
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	26,669	26,669
Total Repurchase Agreements
(Cost $122,771)		122,771

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.5%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[4]	83,513	83,513
Total Securities Lending Collateral
(Cost $83,513)		83,513
Total Investments - 100.6%
(Cost $18,912,506)		$18,563,776
Other Assets & Liabilities, net - (0.6)%		(113,686)
Total Net Assets - 100.0%		$18,450,090

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2022.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$18,357,492	$—	$—	$18,357,492
Repurchase Agreements	—	122,771	—	122,771
Securities Lending Collateral	83,513	—	—	83,513
Total Assets	$18,441,005	$122,771	$—	$18,563,776

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 99.7%
Consumer, Non-cyclical - 31.2%
Vir Biotechnology, Inc.*	19,704	$501,861
Dynavax Technologies Corp.*	36,397	458,238
Celsius Holdings, Inc.*	4,946	322,776
Fulgent Genetics, Inc.*	5,634	307,222
Innoviva, Inc.*	17,223	254,212
United Natural Foods, Inc.*	6,385	251,569
Simply Good Foods Co.*	6,569	248,111
MGP Ingredients, Inc.	2,364	236,613
AMN Healthcare Services, Inc.*	2,102	230,611
Cross Country Healthcare, Inc.*	10,442	217,507
Avid Bioservices, Inc.*	12,893	196,747
Coca-Cola Consolidated, Inc.	346	195,109
Organogenesis Holdings, Inc.*	37,390	182,463
Collegium Pharmaceutical, Inc.*	8,828	156,432
Cara Therapeutics, Inc.*	16,484	150,499
uniQure N.V.*	7,691	143,360
Medifast, Inc.	739	133,397
Ligand Pharmaceuticals, Inc. — Class B*	1,470	131,153
Korn Ferry	2,256	130,893
Heidrick & Struggles International, Inc.	3,951	127,854
AngioDynamics, Inc.*	6,564	127,013
iTeos Therapeutics, Inc.*	5,881	121,149
Arcus Biosciences, Inc.*	4,744	120,213
Inter Parfums, Inc.	1,561	114,047
CorVel Corp.*	774	113,987
Supernus Pharmaceuticals, Inc.*	3,621	104,719
Vericel Corp.*	3,939	99,184
Vector Group Ltd.	8,999	94,490
Omnicell, Inc.*	790	89,862
Community Health Systems, Inc.*	22,542	84,533
Xencor, Inc.*	2,833	77,539
Alarm.com Holdings, Inc.*	1,244	76,954
Joint Corp.*	4,878	74,682
Zynex, Inc.	8,919	71,174
RadNet, Inc.*	3,412	58,959
BioLife Solutions, Inc.*	3,871	53,459
Heska Corp.*	474	44,798
Total Consumer, Non-cyclical		6,103,389
Financial - 22.5%
First BanCorp	22,247	287,209
B Riley Financial, Inc.	6,454	272,681
ServisFirst Bancshares, Inc.	3,299	260,357
Piper Sandler Cos.	2,250	255,060
Customers Bancorp, Inc.*	7,313	247,911
Flagstar Bancorp, Inc.	6,975	247,264
Preferred Bank/Los Angeles CA	3,034	206,373
Meta Financial Group, Inc.	5,222	201,935
St. Joe Co.	4,693	185,655
Enova International, Inc.*	6,234	179,664
Walker & Dunlop, Inc.	1,800	173,412
Triumph Bancorp, Inc.*	2,722	170,288
HomeStreet, Inc.	4,824	167,248
HCI Group, Inc.	2,407	163,098
Veritex Holdings, Inc.	5,574	163,095
Palomar Holdings, Inc.*	2,383	153,465
Axos Financial, Inc.*	4,269	153,044
Virtus Investment Partners, Inc.	791	135,277
World Acceptance Corp.*	1,175	131,882
Redwood Trust, Inc. REIT	16,643	128,318
Innovative Industrial Properties, Inc. REIT	1,151	126,460
Bancorp, Inc.*	6,474	126,372
NexPoint Residential Trust, Inc. REIT	1,678	104,892
Brightsphere Investment Group, Inc.	4,579	82,468
Trupanion, Inc.*	956	57,609
Douglas Elliman, Inc.	4,499	21,550
Total Financial		4,402,587
Industrial - 13.3%
Dorian LPG Ltd.	22,899	348,065
Encore Wire Corp.	3,099	322,048
MYR Group, Inc.*	2,705	238,392
Mueller Industries, Inc.	4,189	223,232
Comfort Systems USA, Inc.	2,581	214,610
UFP Industries, Inc.	3,082	210,008
Insteel Industries, Inc.	5,164	173,872
NV5 Global, Inc.*	1,484	173,242
Matson, Inc.	2,353	171,486
ArcBest Corp.	1,886	132,718
Fabrinet*	1,553	125,948
Sturm Ruger & Company, Inc.	1,723	109,669
Advanced Energy Industries, Inc.	1,163	84,876
Triumph Group, Inc.*	4,852	64,483
Total Industrial		2,592,649
Consumer, Cyclical - 11.9%
Hibbett, Inc.	5,747	251,201
XPEL, Inc.*	5,201	238,882
MarineMax, Inc.*	5,596	202,128
Vista Outdoor, Inc.*	6,714	187,320
Century Communities, Inc.	3,909	175,788
Signet Jewelers Ltd.	2,918	155,996
Movado Group, Inc.	4,864	150,444
Shoe Carnival, Inc.	6,936	149,887
Boot Barn Holdings, Inc.*	2,150	148,157
LGI Homes, Inc.*	1,656	143,906
Buckle, Inc.	4,422	122,445
Cavco Industries, Inc.*	498	97,603
Sleep Number Corp.*	2,694	83,379
Children's Place, Inc.*	2,107	82,004
Installed Building Products, Inc.	972	80,832
Gentherm, Inc.*	959	59,851
Total Consumer, Cyclical		2,329,823
Technology - 9.9%
Kulicke & Soffa Industries, Inc.	5,947	254,591
Onto Innovation, Inc.*	3,224	224,842
MaxLinear, Inc. — Class A*	4,645	157,837
ExlService Holdings, Inc.*	957	140,995
Axcelis Technologies, Inc.*	2,445	134,084
Veeco Instruments, Inc.*	6,750	130,950
Diodes, Inc.*	1,853	119,648
Digital Turbine, Inc.*	6,751	117,940
Ultra Clean Holdings, Inc.*	3,808	113,364
Rambus, Inc.*	5,152	110,717
SPS Commerce, Inc.*	791	89,422

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Technology - 9.9% (continued)
Donnelley Financial Solutions, Inc.*	2,975	$87,138
TTEC Holdings, Inc.	1,171	79,499
Apollo Medical Holdings, Inc.*	2,000	77,180
3D Systems Corp.*	7,344	71,237
Diebold Nixdorf, Inc.*	15,208	34,522
Total Technology		1,943,966
Communications - 6.9%
TechTarget, Inc.*	3,581	235,343
Perficient, Inc.*	1,820	166,876
OptimizeRx Corp.*	5,743	157,301
A10 Networks, Inc.	10,792	155,189
Thryv Holdings, Inc.*	5,474	122,563
Liquidity Services, Inc.*	7,659	102,937
Extreme Networks, Inc.*	10,753	95,917
Vonage Holdings Corp.*	4,982	93,861
Harmonic, Inc.*	9,977	86,500
ADTRAN, Inc.	4,060	71,172
Shutterstock, Inc.	1,060	60,748
Total Communications		1,348,407
Energy - 3.0%
Civitas Resources, Inc.	4,324	226,102
Callon Petroleum Co.*	3,477	136,298
SM Energy Co.	3,598	123,016
Ranger Oil Corp. — Class A*	2,774	91,181
Total Energy		576,597
Basic Materials - 1.0%
Rogers Corp.*	493	129,210
Balchem Corp.	509	66,038
Total Basic Materials		195,248
Total Common Stocks
(Cost $20,238,150)		19,492,666

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.3%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$34,234	34,234
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	13,332	13,332
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	13,200	13,200
Total Repurchase Agreements
(Cost $60,766)		60,766
Total Investments - 100.0%
(Cost $20,298,916)		$19,553,432
Other Assets & Liabilities, net - 0.0%		2,804
Total Net Assets - 100.0%		$19,556,236

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$19,492,666	$—	$—	$19,492,666
Repurchase Agreements	—	60,766	—	60,766
Total Assets	$19,492,666	$60,766	$—	$19,553,432

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 99.0%
Financial - 23.0%
United Fire Group, Inc.	12,617	$431,880
StoneX Group, Inc.*	4,332	338,199
Genworth Financial, Inc. — Class A*	83,935	296,291
GEO Group, Inc. REIT*	44,257	292,096
EZCORP, Inc. — Class A*	36,647	275,219
Universal Insurance Holdings, Inc.	20,871	271,949
American Equity Investment Life Holding Co.	6,435	235,328
SiriusPoint Ltd.*	42,334	229,450
Anywhere Real Estate, Inc.*	20,958	206,017
Mr Cooper Group, Inc.*	5,503	202,180
Horace Mann Educators Corp.	4,872	186,987
ProAssurance Corp.	7,825	184,905
Employers Holdings, Inc.	4,164	174,430
Safety Insurance Group, Inc.	1,580	153,418
Heritage Financial Corp.	5,231	131,612
Hope Bancorp, Inc.	7,966	110,250
Two Harbors Investment Corp. REIT	20,336	101,273
Ready Capital Corp. REIT	8,148	97,124
PennyMac Mortgage Investment Trust REIT	6,795	93,975
Franklin BSP Realty Trust, Inc. REIT	6,810	91,799
S&T Bancorp, Inc.	3,270	89,696
First Financial Bancorp	4,406	85,476
Renasant Corp.	2,958	85,220
Granite Point Mortgage Trust, Inc. REIT	8,759	83,824
Allegiance Bancshares, Inc.	2,194	82,846
New York Mortgage Trust, Inc. REIT	28,832	79,576
Columbia Banking System, Inc.	2,773	79,447
Northwest Bancshares, Inc.	6,193	79,270
Apollo Commercial Real Estate Finance, Inc. REIT	7,484	78,133
Trustmark Corp.	2,660	77,645
ARMOUR Residential REIT, Inc.	10,896	76,708
TrustCo Bank Corporation NY	2,460	75,866
Franklin Street Properties Corp. REIT	17,526	73,084
Berkshire Hills Bancorp, Inc.	2,865	70,966
NMI Holdings, Inc. — Class A*	3,969	66,084
Diversified Healthcare Trust REIT	35,541	64,685
Office Properties Income Trust REIT	2,994	59,730
Simmons First National Corp. — Class A	2,804	59,613
PRA Group, Inc.*	1,572	57,158
BankUnited, Inc.	1,595	56,734
RE/MAX Holdings, Inc. — Class A	2,101	51,517
eHealth, Inc.*	4,937	46,062
Orion Office REIT, Inc.	3,943	43,215
Invesco Mortgage Capital, Inc. REIT	2,666	39,137
Total Financial		5,766,074
Consumer, Cyclical - 21.8%
ScanSource, Inc.*	8,634	268,863
Titan International, Inc.*	15,430	232,993
World Fuel Services Corp.	10,986	224,773
Meritor, Inc.*	5,922	215,146
Chico's FAS, Inc.*	42,646	211,951
Tri Pointe Homes, Inc.*	11,963	201,816
Motorcar Parts of America, Inc.*	15,187	199,253
M/I Homes, Inc.*	4,947	196,198
America's Car-Mart, Inc.*	1,917	192,850
PC Connection, Inc.	4,253	187,345
Group 1 Automotive, Inc.	1,082	183,724
G-III Apparel Group Ltd.*	8,848	178,995
ODP Corp.*	5,905	178,567
Cato Corp. — Class A	15,135	175,717
Sonic Automotive, Inc. — Class A	4,371	160,110
Haverty Furniture Companies, Inc.	6,320	146,498
Big Lots, Inc.	6,312	132,363
American Axle & Manufacturing Holdings, Inc.*	17,166	129,260
Conn's, Inc.*	15,893	127,462
Caleres, Inc.	4,856	127,421
LL Flooring Holdings, Inc.*	12,959	121,426
MDC Holdings, Inc.	3,726	120,387
Ethan Allen Interiors, Inc.	5,576	112,691
Wabash National Corp.	8,263	112,212
KAR Auction Services, Inc.*	7,317	108,072
Resideo Technologies, Inc.*	5,554	107,859
Guess?, Inc.[1]	6,191	105,556
PriceSmart, Inc.	1,466	105,010
Veritiv Corp.*	966	104,859
SkyWest, Inc.*	4,875	103,594
Urban Outfitters, Inc.*	5,380	100,391
Fossil Group, Inc.*	17,094	88,376
Standard Motor Products, Inc.	1,829	82,287
La-Z-Boy, Inc.	3,347	79,357
Bloomin' Brands, Inc.	4,599	76,435
Universal Electronics, Inc.*	2,625	67,121
El Pollo Loco Holdings, Inc.*	6,533	64,285
Brinker International, Inc.*	2,067	45,536
Zumiez, Inc.*	1,608	41,808
Tupperware Brands Corp.*	5,875	37,247
Bed Bath & Beyond, Inc.*,1	4,664	23,180
Total Consumer, Cyclical		5,478,994
Consumer, Non-cyclical - 18.6%
Seneca Foods Corp. — Class A*	7,344	407,886
Kelly Services, Inc. — Class A	19,556	387,795
Universal Corp.	6,197	374,918
Fresh Del Monte Produce, Inc.	12,137	358,406
SpartanNash Co.	11,433	344,934
TreeHouse Foods, Inc.*	6,549	273,879
Andersons, Inc.	8,184	269,990
Perdoceo Education Corp.*	16,782	197,692
Aaron's Company, Inc.	13,477	196,090
Strategic Education, Inc.	2,729	192,613
CoreCivic, Inc.*	15,862	176,227

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Consumer, Non-cyclical - 18.6% (continued)
ABM Industries, Inc.	3,732	$162,043
Covetrus, Inc.*	7,495	155,521
Quanex Building Products Corp.	6,017	136,887
American Public Education, Inc.*	8,366	135,195
Resources Connection, Inc.	5,797	118,085
TrueBlue, Inc.*	6,510	116,529
Hostess Brands, Inc.*	5,188	110,037
Select Medical Holdings Corp.	4,398	103,881
Owens & Minor, Inc.	3,215	101,112
Adtalem Global Education, Inc.*	2,801	100,752
Central Garden & Pet Co. — Class A*	1,853	74,138
Edgewell Personal Care Co.	1,746	60,272
Emergent BioSolutions, Inc.*	1,563	48,515
Deluxe Corp.	1,810	39,223
Central Garden & Pet Co.*	454	19,259
Total Consumer, Non-cyclical		4,661,879
Industrial - 14.6%
Olympic Steel, Inc.	15,044	387,383
TimkenSteel Corp.*	19,548	365,743
Sanmina Corp.*	7,113	289,712
Benchmark Electronics, Inc.	11,466	258,673
AAR Corp.*	5,780	241,835
TTM Technologies, Inc.*	16,459	205,738
Atlas Air Worldwide Holdings, Inc.*	3,196	197,225
Powell Industries, Inc.	8,247	192,732
DXP Enterprises, Inc.*	5,777	176,950
Greenbrier Companies, Inc.	4,680	168,433
Griffon Corp.	5,441	152,511
Tredegar Corp.	14,897	148,970
Moog, Inc. — Class A	1,672	132,740
O-I Glass, Inc.*	9,134	127,876
American Woodmark Corp.*	2,703	121,662
Granite Construction, Inc.	4,019	117,114
Hub Group, Inc. — Class A*	1,203	85,341
Matthews International Corp. — Class A	2,863	82,082
Plexus Corp.*	910	71,435
Harsco Corp.*	10,035	71,349
Arcosa, Inc.	1,332	61,845
Total Industrial		3,657,349
Energy - 8.6%
PBF Energy, Inc. — Class A*	14,604	423,808
SunCoke Energy, Inc.	43,227	294,376
CONSOL Energy, Inc.*	3,959	195,495
US Silica Holdings, Inc.*	15,771	180,105
Helix Energy Solutions Group, Inc.*	52,804	163,692
NOW, Inc.*	15,458	151,179
Oil States International, Inc.*	26,521	143,744
Nabors Industries Ltd.*	807	108,057
REX American Resources Corp.*	1,152	97,690
ProPetro Holding Corp.*	8,735	87,350
Oceaneering International, Inc.*	7,581	80,965
Bristow Group, Inc.*	3,432	80,309
FutureFuel Corp.	10,397	75,690
Archrock, Inc.	8,085	66,863
Total Energy		2,149,323
Basic Materials - 7.4%
Mercer International, Inc.	25,332	333,116
American Vanguard Corp.	10,461	233,804
Unifi, Inc.*	13,019	183,047
Koppers Holdings, Inc.	7,169	162,306
Trinseo plc	3,945	151,725
Clearwater Paper Corp.*	4,354	146,425
Schweitzer-Mauduit International, Inc.	5,342	134,191
Sylvamo Corp.	4,086	133,530
Rayonier Advanced Materials, Inc.*	42,481	111,300
Carpenter Technology Corp.	2,794	77,980
Arconic Corp.*	2,406	67,489
Kaiser Aluminum Corp.	781	61,769
Glatfelter Corp.	8,375	57,620
Total Basic Materials		1,854,302
Communications - 3.2%
Telephone & Data Systems, Inc.	15,777	249,119
NETGEAR, Inc.*	8,361	154,846
AMC Networks, Inc. — Class A*	4,868	141,756
ATN International, Inc.	3,006	141,011
Scholastic Corp.	3,046	109,565
Total Communications		796,297
Technology - 1.8%
Photronics, Inc.*	7,858	153,074
Insight Enterprises, Inc.*	1,508	130,110
Consensus Cloud Solutions, Inc.*	2,159	94,305
Ebix, Inc.[1]	3,330	56,277
Loyalty Ventures, Inc.*	6,909	24,665
Total Technology		458,431
Total Common Stocks
(Cost $25,833,296)		24,822,649

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$81,955	81,955
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	31,916	31,916
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	31,600	31,600
Total Repurchase Agreements
(Cost $145,471)		145,471

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.5%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[4]	129,133	129,133
Total Securities Lending Collateral
(Cost $129,133)		129,133
Total Investments - 100.1%
(Cost $26,107,900)		$25,097,253
Other Assets & Liabilities, net - (0.1)%		(23,870)
Total Net Assets - 100.0%		$25,073,383

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2022.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$24,822,649	$—	$—	$24,822,649
Repurchase Agreements	—	145,471	—	145,471
Securities Lending Collateral	129,133	—	—	129,133
Total Assets	$24,951,782	$145,471	$—	$25,097,253

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
MUTUAL FUNDS† - 16.1%
Guggenheim Strategy Fund II1	27,327	$659,679
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	58,216	561,785
Total Mutual Funds
(Cost $1,255,062)		1,221,464

	Face Amount
U.S. TREASURY BILLS†† - 3.0%
U.S. Treasury Bills
1.02% due 07/19/22[2,3]	$228,000	227,883
Total U.S. Treasury Bills
(Cost $227,878)		227,883

REPURCHASE AGREEMENTS††,4 - 80.1%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22[5]	3,439,733	3,439,733
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22[5]	1,339,559	1,339,559
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22[5]	1,326,296	1,326,296
Total Repurchase Agreements
(Cost $6,105,588)		6,105,588
Total Investments - 99.2%
(Cost $7,588,528)		$7,554,935
Other Assets & Liabilities, net - 0.8%		63,101
Total Net Assets - 100.0%		$7,618,036

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	124	Sep 2022	$12,959,860	$219,030

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	Receive	N/A	At Maturity	09/23/22	21,149	$2,209,342	$(4,411)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2022.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as currency index swap collateral at June 30, 2022.

See Sector Classification in Other Information section.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,221,464	$—	$—	$1,221,464
U.S. Treasury Bills	—	227,883	—	227,883
Repurchase Agreements	—	6,105,588	—	6,105,588
Currency Futures Contracts**	219,030	—	—	219,030
Total Assets	$1,440,494	$6,333,471	$—	$7,773,965

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Index Swap Agreements**	$—	$4,411	$—	$4,411

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 3/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/22	Shares 6/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$670,883	$–	$–	$–	$(11,204)	$659,679	27,327	$3,418
Guggenheim Ultra Short Duration Fund — Institutional Class	569,935	–	–	–	(8,150)	561,785	58,216	1,956
	$1,240,818	$–	$–	$–	$(19,354)	$1,221,464		$5,374

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 99.4%
Software - 35.7%
Microsoft Corp.	6,117	$1,571,029
Oracle Corp.	6,986	488,112
Adobe, Inc.*	1,269	464,530
Salesforce, Inc.*	2,796	461,452
Intuit, Inc.	988	380,815
ServiceNow, Inc.*	771	366,626
Citrix Systems, Inc.*	3,448	335,042
Activision Blizzard, Inc.	3,603	280,530
Fidelity National Information Services, Inc.	2,927	268,318
Fiserv, Inc.*	2,994	266,376
Snowflake, Inc. — Class A*	1,826	253,923
Synopsys, Inc.*	813	246,908
VMware, Inc. — Class A	2,150	245,057
Cadence Design Systems, Inc.*	1,557	233,597
Paychex, Inc.	2,003	228,082
Autodesk, Inc.*	1,297	223,032
Atlassian Corporation plc — Class A*	1,190	223,006
Datadog, Inc. — Class A*	2,232	212,576
Workday, Inc. — Class A*	1,514	211,324
Zoom Video Communications, Inc. — Class A*	1,848	199,529
Electronic Arts, Inc.	1,624	197,560
ROBLOX Corp. — Class A*	5,606	184,213
Palantir Technologies, Inc. — Class A*	18,214	165,201
ANSYS, Inc.*	682	163,196
NetEase, Inc. ADR	1,727	161,233
MongoDB, Inc.*	603	156,478
Take-Two Interactive Software, Inc.*	1,236	151,447
Broadridge Financial Solutions, Inc.	1,027	146,399
Twilio, Inc. — Class A*	1,695	142,058
Cloudflare, Inc. — Class A*	3,236	141,575
HubSpot, Inc.*	465	139,802
SS&C Technologies Holdings, Inc.	2,401	139,426
Tyler Technologies, Inc.*	413	137,314
Akamai Technologies, Inc.*	1,501	137,086
Splunk, Inc.*	1,510	133,575
Jack Henry & Associates, Inc.	728	131,054
ZoomInfo Technologies, Inc. — Class A*	3,911	130,002
PTC, Inc.*	1,190	126,545
Unity Software, Inc.*	3,395	125,004
Dynatrace, Inc.*	3,120	123,053
Bill.com Holdings, Inc.*	1,110	122,033
DocuSign, Inc.*	2,083	119,522
Fair Isaac Corp.*	294	117,865
UiPath, Inc. — Class A*	6,176	112,341
Dropbox, Inc. — Class A*	4,918	103,229
Ceridian HCM Holding, Inc.*	2,052	96,608
Avalara, Inc.*	1,365	96,369
Five9, Inc.*	1,040	94,786
Elastic N.V.*	1,382	93,520
RingCentral, Inc. — Class A*	1,495	78,129
Coupa Software, Inc.*	1,355	77,370
Asana, Inc. — Class A*	3,894	68,456
Digital Turbine, Inc.*	2,897	50,611
MicroStrategy, Inc. — Class A*,1	291	47,811
Fastly, Inc. — Class A*	3,914	45,441
Total Software		11,416,176
Semiconductors - 20.1%
NVIDIA Corp.	4,478	678,820
Broadcom, Inc.	1,024	497,469
QUALCOMM, Inc.	3,536	451,689
Intel Corp.	11,741	439,231
Texas Instruments, Inc.	2,765	424,842
Advanced Micro Devices, Inc.*	5,123	391,756
Applied Materials, Inc.	3,591	326,709
Analog Devices, Inc.	2,147	313,655
Micron Technology, Inc.	5,203	287,622
Lam Research Corp.	666	283,816
Taiwan Semiconductor Manufacturing Company Ltd. ADR	3,337	272,800
KLA Corp.	779	248,563
NXP Semiconductor N.V.	1,584	234,479
ASML Holding N.V. — Class G	462	219,857
Marvell Technology, Inc.	5,034	219,130
Microchip Technology, Inc.	3,575	207,636
ON Semiconductor Corp.*	3,327	167,381
Monolithic Power Systems, Inc.	395	151,696
Skyworks Solutions, Inc.	1,517	140,535
Teradyne, Inc.	1,551	138,892
Entegris, Inc.	1,379	127,047
Qorvo, Inc.*	1,205	113,656
Wolfspeed, Inc.*	1,688	107,104
Total Semiconductors		6,444,385
Internet - 14.3%
Alphabet, Inc. — Class A*	618	1,346,783
Meta Platforms, Inc. — Class A*	4,566	736,268
Palo Alto Networks, Inc.*	520	256,849
Twitter, Inc.*	6,670	249,391
Shopify, Inc. — Class A*	6,940	216,806
Baidu, Inc. ADR*	1,456	216,551
Sea Ltd. ADR*	2,929	195,833
CDW Corp.	1,049	165,280
Snap, Inc. — Class A*	12,576	165,123
VeriSign, Inc.*	933	156,119
Match Group, Inc.*	2,175	151,576
Okta, Inc.*	1,581	142,922
NortonLifeLock, Inc.	5,692	124,996
Pinterest, Inc. — Class A*	6,735	122,308
GoDaddy, Inc. — Class A*	1,749	121,660
Zendesk, Inc.*	1,472	109,031
F5, Inc.*	709	108,505
Total Internet		4,586,001
Computers - 13.6%
Apple, Inc.	11,938	1,632,163
International Business Machines Corp.	2,841	401,121
Accenture plc — Class A	1,013	281,260
Fortinet, Inc.*	4,345	245,840
Crowdstrike Holdings, Inc. — Class A*	1,352	227,893
Cognizant Technology Solutions Corp. — Class A	3,157	213,066
Dell Technologies, Inc. — Class C	4,526	209,147

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Computers - 13.6% (continued)
HP, Inc.	6,331	$207,530
Infosys Ltd. ADR	9,665	178,899
Zscaler, Inc.*	1,165	174,179
Check Point Software Technologies Ltd.*	1,358	165,377
Seagate Technology Holdings plc	1,989	142,094
NetApp, Inc.	2,086	136,091
Western Digital Corp.*	2,954	132,428
Total Computers		4,347,088
Diversified Financial Services - 4.3%
Visa, Inc. — Class A	3,772	742,669
Mastercard, Inc. — Class A	2,012	634,746
Total Diversified Financial Services		1,377,415
Commercial Services - 4.2%
Automatic Data Processing, Inc.	1,614	339,005
PayPal Holdings, Inc.*	4,481	312,953
Block, Inc. — Class A*	3,594	220,887
Global Payments, Inc.	1,838	203,356
FleetCor Technologies, Inc.*	685	143,926
Affirm Holdings, Inc.*	4,732	85,460
Marathon Digital Holdings, Inc.*,1	4,539	24,238
Total Commercial Services		1,329,825
Telecommunications - 3.0%
Cisco Systems, Inc.	10,767	459,105
Arista Networks, Inc.*	2,065	193,573
Corning, Inc.	5,805	182,916
Juniper Networks, Inc.	3,841	109,468
Total Telecommunications		945,062
Electronics - 1.8%
Amphenol Corp. — Class A	3,508	225,845
TE Connectivity Ltd.	1,911	216,230
Trimble, Inc.*	2,398	139,635
Total Electronics		581,710
Energy-Alternate Sources - 1.5%
Enphase Energy, Inc.*	1,021	199,340
SolarEdge Technologies, Inc.*	646	176,797
First Solar, Inc.*	1,453	98,993
Total Energy-Alternate Sources		475,130
Advertising - 0.5%
Trade Desk, Inc. — Class A*	3,747	156,962
Office & Business Equipment - 0.4%
Zebra Technologies Corp. — Class A*	474	139,332
Total Common Stocks
(Cost $18,429,187)		31,799,086

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$151,676	151,676
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	59,068	59,068
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	58,484	58,484
Total Repurchase Agreements
(Cost $269,228)		269,228

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[4]	60,427	60,427
Total Securities Lending Collateral
(Cost $60,427)		60,427
Total Investments - 100.4%
(Cost $18,758,842)		$32,128,741
Other Assets & Liabilities, net - (0.4)%		(122,291)
Total Net Assets - 100.0%		$32,006,450

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2022.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$31,799,086	$—	$—	$31,799,086
Repurchase Agreements	—	269,228	—	269,228
Securities Lending Collateral	60,427	—	—	60,427
Total Assets	$31,859,513	$269,228	$—	$32,128,741

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 100.1%
Telecommunications - 67.5%
Verizon Communications, Inc.	2,793	$141,745
T-Mobile US, Inc.*	957	128,755
Cisco Systems, Inc.	2,937	125,234
AT&T, Inc.	5,944	124,586
Motorola Solutions, Inc.	283	59,317
Arista Networks, Inc.*	563	52,776
Ubiquiti, Inc.[1]	153	37,976
Lumen Technologies, Inc.	3,101	33,832
Juniper Networks, Inc.	1,047	29,839
Ciena Corp.*	572	26,140
Vonage Holdings Corp.*	1,260	23,738
Frontier Communications Parent, Inc.*	1,003	23,611
Iridium Communications, Inc.*	581	21,822
BCE, Inc.	364	17,902
Vodafone Group plc ADR	1,118	17,418
Viavi Solutions, Inc.*	1,283	16,974
America Movil SAB de CV — Class L ADR	801	16,364
Nice Ltd. ADR*	82	15,781
TELUS Corp.	695	15,485
Viasat, Inc.*	496	15,192
Calix, Inc.*	441	15,056
Rogers Communications, Inc. — Class B	300	14,370
Gogo, Inc.*	876	14,182
InterDigital, Inc.	220	13,376
Telephone & Data Systems, Inc.	823	12,995
Plantronics, Inc.*	317	12,579
EchoStar Corp. — Class A*	650	12,545
Extreme Networks, Inc.*	1,192	10,633
CommScope Holding Company, Inc.*	1,719	10,520
NETGEAR, Inc.*	384	7,112
Total Telecommunications		1,067,855
Media - 24.7%
Comcast Corp. — Class A	3,356	131,689
Charter Communications, Inc. — Class A*	213	99,797
Liberty Broadband Corp. — Class C*	396	45,793
DISH Network Corp. — Class A*	1,758	31,521
Cable One, Inc.	22	28,365
Altice USA, Inc. — Class A*	2,504	23,162
Liberty Global plc — Class C*	728	16,082
Liberty Latin America Ltd. — Class C*	1,755	13,671
Total Media		390,080
Internet - 5.0%
Roku, Inc.*	388	31,870
F5, Inc.*	193	29,537
Cogent Communications Holdings, Inc.	283	17,195
Total Internet		78,602
Computers - 2.5%
Lumentum Holdings, Inc.*	297	23,588
NetScout Systems, Inc.*	461	15,605
Total Computers		39,193
Software - 0.4%
Bandwidth, Inc. — Class A*	353	6,643
Total Common Stocks
(Cost $1,584,632)		1,582,373

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$7,702	7,702
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	3,000	3,000
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	2,970	2,970
Total Repurchase Agreements
(Cost $13,672)		13,672

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.6%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[4]	41,062	41,062
Total Securities Lending Collateral
(Cost $41,062)		41,062
Total Investments - 103.6%
(Cost $1,639,366)		$1,637,107
Other Assets & Liabilities, net - (3.6)%		(56,606)
Total Net Assets - 100.0%		$1,580,501

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2022.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,582,373	$—	$—	$1,582,373
Repurchase Agreements	—	13,672	—	13,672
Securities Lending Collateral	41,062	—	—	41,062
Total Assets	$1,623,435	$13,672	$—	$1,637,107

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 99.5%
Transportation - 40.5%
United Parcel Service, Inc. — Class B	4,239	$773,787
Union Pacific Corp.	3,245	692,094
CSX Corp.	16,242	471,992
FedEx Corp.	2,020	457,954
Norfolk Southern Corp.	1,932	439,124
Old Dominion Freight Line, Inc.	1,317	337,521
J.B. Hunt Transport Services, Inc.	1,553	244,551
Expeditors International of Washington, Inc.	2,497	243,358
CH Robinson Worldwide, Inc.	2,138	216,729
Canadian Pacific Railway Ltd.	2,736	191,082
ZTO Express Cayman, Inc. ADR	6,239	171,261
Canadian National Railway Co.	1,490	167,580
Knight-Swift Transportation Holdings, Inc.	3,578	165,626
ZIM Integrated Shipping Services Ltd.[1]	3,423	161,668
XPO Logistics, Inc.*	2,990	143,998
Landstar System, Inc.	961	139,749
Saia, Inc.*	736	138,368
Kirby Corp.*	1,942	118,151
Ryder System, Inc.	1,640	116,538
Matson, Inc.	1,478	107,717
Werner Enterprises, Inc.	2,452	94,500
ArcBest Corp.	1,146	80,644
Atlas Air Worldwide Holdings, Inc.*	1,279	78,927
Total Transportation		5,752,919
Auto Manufacturers - 25.7%
Tesla, Inc.*	2,443	1,645,165
General Motors Co.*	13,207	419,454
Lucid Group, Inc.*,1	20,061	344,247
Rivian Automotive, Inc. — Class A*	11,250	289,575
NIO, Inc. ADR*	10,600	230,232
Li Auto, Inc. ADR*	5,032	192,776
Ferrari N.V.	834	153,022
Toyota Motor Corp. ADR	898	138,445
Stellantis N.V.[1]	11,185	138,247
Fisker, Inc.*,1	11,525	98,769
Total Auto Manufacturers		3,649,932
Auto Parts & Equipment - 11.5%
Aptiv plc*	2,318	206,464
BorgWarner, Inc.	5,201	173,557
Lear Corp.	1,366	171,966
Gentex Corp.	5,742	160,604
Autoliv, Inc.	2,160	154,591
Magna International, Inc.	2,675	146,858
Fox Factory Holding Corp.*	1,538	123,871
Visteon Corp.*	1,047	108,448
Adient plc*	3,637	107,764
Goodyear Tire & Rubber Co.*	9,796	104,915
Dana, Inc.	6,531	91,891
Luminar Technologies, Inc.*,1	13,325	79,017
Total Auto Parts & Equipment		1,629,946
Airlines - 10.7%
Southwest Airlines Co.*	7,950	287,154
Delta Air Lines, Inc.*	9,018	261,251
United Airlines Holdings, Inc.*	5,938	210,324
American Airlines Group, Inc.*	14,163	179,587
Copa Holdings S.A. — Class A*	2,474	156,777
Alaska Air Group, Inc.*	3,469	138,933
Spirit Airlines, Inc.*	4,384	104,515
JetBlue Airways Corp.*	12,102	101,294
Allegiant Travel Co. — Class A*	772	87,306
Total Airlines		1,527,141
Commercial Services - 4.4%
AMERCO	395	188,901
Avis Budget Group, Inc.*	1,033	151,934
Hertz Global Holdings, Inc.*,1	9,050	143,352
GXO Logistics, Inc.*	3,139	135,824
Total Commercial Services		620,011
Internet - 3.6%
Uber Technologies, Inc.*	18,742	383,461
Lyft, Inc. — Class A*	9,434	125,284
Total Internet		508,745
Home Builders - 2.2%
Thor Industries, Inc.[1]	1,655	123,678
LCI Industries	962	107,629
Winnebago Industries, Inc.	1,648	80,027
Total Home Builders		311,334
Leisure Time - 0.9%
Harley-Davidson, Inc.	4,232	133,985
Total Common Stocks
(Cost $9,918,985)		14,134,013

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$65,368	65,368
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	25,457	25,457
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	25,204	25,204
Total Repurchase Agreements
(Cost $116,029)		116,029

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.9%
Money Market Fund
First American Government Obligations Fund — Class X, 1.29%[4]	702,476	702,476
Total Securities Lending Collateral
(Cost $702,476)		702,476
Total Investments - 105.2%
(Cost $10,737,490)		$14,952,518
Other Assets & Liabilities, net - (5.2)%		(744,654)
Total Net Assets - 100.0%		$14,207,864

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2022 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2022.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$14,134,013	$—	$—	$14,134,013
Repurchase Agreements	—	116,029	—	116,029
Securities Lending Collateral	702,476	—	—	702,476
Total Assets	$14,836,489	$116,029	$—	$14,952,518

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
COMMON STOCKS† - 99.5%
Electric - 83.6%
NextEra Energy, Inc.	19,114	$1,480,570
Duke Energy Corp.	10,536	1,129,565
Southern Co.	15,113	1,077,708
Dominion Energy, Inc.	12,433	992,278
American Electric Power Company, Inc.	9,040	867,298
Sempra Energy	5,675	852,782
Exelon Corp.	18,621	843,904
Xcel Energy, Inc.	10,908	771,850
Consolidated Edison, Inc.	7,609	723,616
Public Service Enterprise Group, Inc.	11,145	705,256
WEC Energy Group, Inc.	7,000	704,480
Eversource Energy	7,942	670,861
DTE Energy Co.	4,897	620,695
Ameren Corp.	6,712	606,496
Edison International	9,489	600,084
Entergy Corp.	5,226	588,657
FirstEnergy Corp.	15,324	588,288
CMS Energy Corp.	8,211	554,242
PPL Corp.	20,192	547,809
CenterPoint Energy, Inc.	18,062	534,274
PG&E Corp.*	52,231	521,265
Avangrid, Inc.	11,164	514,884
Constellation Energy Corp.	8,945	512,191
Evergy, Inc.	7,331	478,348
Alliant Energy Corp.	8,053	471,986
AES Corp.	22,333	469,216
Vistra Corp.	16,617	379,698
NRG Energy, Inc.	9,811	374,486
Pinnacle West Capital Corp.	4,848	354,486
OGE Energy Corp.	9,071	349,778
IDACORP, Inc.	2,695	285,454
Black Hills Corp.	3,669	266,993
Hawaiian Electric Industries, Inc.	6,349	259,674
Ormat Technologies, Inc.	3,280	256,988
Portland General Electric Co.	5,298	256,052
PNM Resources, Inc.	5,276	252,087
Avista Corp.	5,025	218,638
Total Electric		21,682,937
Gas - 11.0%
Atmos Energy Corp.	4,336	486,066
NiSource, Inc.	14,616	431,026
UGI Corp.	8,943	345,289
Southwest Gas Holdings, Inc.	3,386	294,853
National Fuel Gas Co.	4,392	290,092
ONE Gas, Inc.	3,147	255,505
New Jersey Resources Corp.	5,658	251,951
South Jersey Industries, Inc.	7,104	242,530
Spire, Inc.	3,217	239,248
Total Gas		2,836,560
Water - 4.2%
American Water Works Company, Inc.	4,467	664,556
Essential Utilities, Inc.	9,431	432,411
Total Water		1,096,967
Energy-Alternate Sources - 0.7%
Sunnova Energy International, Inc.*	9,958	183,526
Total Common Stocks
(Cost $20,514,683)		25,799,990

	Face Amount
REPURCHASE AGREEMENTS††,1 - 1.0%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22	$150,568	150,568
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22	58,636	58,636
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22	58,056	58,056
Total Repurchase Agreements
(Cost $267,260)		267,260
Total Investments - 100.5%
(Cost $20,781,943)		$26,067,250
Other Assets & Liabilities, net - (0.5)%		(132,786)
Total Net Assets - 100.0%		$25,934,464

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$25,799,990	$—	$—	$25,799,990
Repurchase Agreements	—	267,260	—	267,260
Total Assets	$25,799,990	$267,260	$—	$26,067,250

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Shares	Value
MUTUAL FUNDS† - 48.5%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	25,394	$245,051
Guggenheim Strategy Fund II1	10,083	243,414
Total Mutual Funds
(Cost $500,634)		488,465

	Face Amount
U.S. TREASURY BILLS†† - 3.1%
U.S. Treasury Bills
1.02% due 07/19/22[2,3]	$31,000	30,984
Total U.S. Treasury Bills
(Cost $30,983)		30,984

REPURCHASE AGREEMENTS††,4 - 48.1%
J.P. Morgan Securities LLC issued 06/30/22 at 1.48% due 07/01/22[5]	273,012	273,012
Barclays Capital, Inc. issued 06/30/22 at 1.42% due 07/01/22[5]	106,321	106,321
BofA Securities, Inc. issued 06/30/22 at 1.44% due 07/01/22[5]	105,268	105,268
Total Repurchase Agreements
(Cost $484,601)		484,601
Total Investments - 99.7%
(Cost $1,016,218)		$1,004,050
Other Assets & Liabilities, net - 0.3%		2,861
Total Net Assets - 100.0%		$1,006,911

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	15	Sep 2022	$1,567,725	$(28,380)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	Pay	N/A	At Maturity	09/23/22	4,246	$443,573	$1,402

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2022.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as currency index swap collateral at June 30, 2022.

See Sector Classification in Other Information section.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

The following table summarizes the inputs used to value the Fund's investments at June 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$488,465	$—	$—	$488,465
U.S. Treasury Bills	—	30,984	—	30,984
Repurchase Agreements	—	484,601	—	484,601
Currency Index Swap Agreements**	—	1,402	—	1,402
Total Assets	$488,465	$516,987	$—	$1,005,452

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$28,380	$—	$—	$28,380

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 3/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/22	Shares 6/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$307,657	$–	$(60,000)	$(552)	$(3,691)	$243,414	10,083	$1,311
Guggenheim Ultra Short Duration Fund — Institutional Class	308,689	–	(60,000)	(921)	(2,717)	245,051	25,394	889
	$616,346	$–	$(120,000)	$(1,473)	$(6,408)	$488,465		$2,200

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Banking Fund	Diversified
Basic Materials Fund	Diversified
Biotechnology Fund	Non-diversified
Consumer Products Fund	Diversified
Dow Jones Industrial Average® Fund	Non-diversified
Electronics Fund	Non-diversified
Emerging Markets 2x Strategy Fund	Non-diversified
Emerging Markets Bond Strategy Fund	Diversified
Energy Fund	Diversified
Energy Services Fund	Non-diversified
Europe 1.25x Strategy Fund	Non-diversified
Financial Services Fund	Diversified
Government Long Bond 1.2x Strategy Fund	Diversified
Health Care Fund	Diversified
High Yield Strategy Fund	Non-diversified
Internet Fund	Diversified
Inverse Emerging Markets 2x Strategy Fund	Non-diversified
Inverse Government Long Bond Strategy Fund	Diversified
Inverse High Yield Strategy Fund	Non-diversified
Inverse Mid-Cap Strategy Fund	Non-diversified
Inverse NASDAQ-100® Strategy Fund	Non-diversified
Inverse Russell 2000® Strategy Fund	Non-diversified
Inverse S&P 500® Strategy Fund	Non-diversified
Japan 2x Strategy Fund	Non-diversified
Leisure Fund	Diversified
Long Short Equity Fund	Non-diversified
Mid-Cap 1.5x Strategy Fund	Non-diversified
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Non-diversified
NASDAQ-100® Fund	Non-diversified
Nova Fund	Non-diversified
Precious Metals Fund	Non-diversified
Real Estate Fund	Diversified
Retailing Fund	Diversified
Russell 2000® 1.5x Strategy Fund	Non-diversified
Russell 2000® Fund	Non-diversified
S&P 500® Fund	Non-diversified
S&P 500® Pure Growth Fund	Non-diversified
S&P 500® Pure Value Fund	Non-diversified
S&P MidCap 400® Pure Growth Fund	Non-diversified
S&P MidCap 400® Pure Value Fund	Non-diversified
S&P SmallCap 600® Pure Growth Fund	Non-diversified
S&P SmallCap 600® Pure Value Fund	Non-diversified
Strengthening Dollar 2x Strategy Fund	Non-diversified
Technology Fund	Diversified

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Telecommunications Fund	Non-diversified
Transportation Fund	Diversified
Utilities Fund	Diversified
Weakening Dollar 2x Strategy Fund	Non-diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of swap agreements entered into by a Fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the New York Stock Exchange ("NYSE").

The value of credit default swap agreements entered into by a Fund is accounted for using the unrealized appreciation ordepreciation on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the broker quote.

The values of other swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determinedbymarking the agreements to the last quotedvalueof the index or other underlying position that the swaps pertain to at the close of the New York Stock Exchange("NYSE").

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Investments (“GI”), subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or custom basket of securities) or a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return or custom basket swaps a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit event occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the default recovery of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

A credit default swap enables a fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment from the buyer to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets.A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor's®, countries or markets with low - to middle - income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by GI, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Fund may also be subject to this risk with respect to its investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At June 30, 2022, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Bond
1.48%			2.38%
Due 07/01/22	$146,485,899	$146,491,922	Due 05/15/51	$175,415,200	$149,415,641

Barclays Capital, Inc.			U.S. Treasury Inflation Indexed Bond
1.42%			0.13%
Due 07/01/22	57,046,997	57,049,247	Due 10/15/24	57,737,033	58,187,998

BofA Securities, Inc.			U.S. Treasury Notes
1.44%			0.13% - 1.25%
Due 07/01/22	56,482,176	56,484,435	Due 01/15/24 - 08/15/31	64,751,000	57,611,871

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At June 30, 2022, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Basic Materials Fund	$981,889	$1,038,522
Biotechnology Fund	2,489,819	2,627,203
Consumer Products Fund	242,943	253,700
Electronics Fund	807,936	865,986
Emerging Markets 2x Strategy Fund	137,183	144,422
Energy Fund	853,430	895,773
Energy Services Fund	233,771	207,034	*
Europe 1.25x Strategy Fund	44,683	46,359
Financial Services Fund	17,929	18,711
Internet Fund	194,193	208,081
Leisure Fund	221,691	235,385
Long Short Equity Fund	9,416	9,797
Mid-Cap 1.5x Strategy Fund	46,084	47,795
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	744,477	766,425
NASDAQ-100® Fund	4,071,710	4,187,562
Nova Fund	4,170	4,500
Precious Metals Fund	2,605,925	2,818,222
Real Estate Fund	16,501	16,643
Retailing Fund	397,696	420,344
Russell 2000® 1.5x Strategy Fund	62,114	66,042
Russell 2000® Fund	1,570,625	1,620,429
S&P 500® Fund	6,939	7,488
S&P MidCap 400® Pure Growth Fund	640,470	662,689
S&P MidCap 400® Pure Value Fund	79,355	83,513
S&P SmallCap 600® Pure Value Fund	124,717	129,133
Technology Fund	53,995	60,427
Telecommunications Fund	39,465	41,062
Transportation Fund	672,721	702,476

*	Subsequent to June 30, 2022, additional collateral was received.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

At June 30, 2022, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Banking Fund	$6,315,366	$975,932	$(125,039)	$850,893
Basic Materials Fund	32,886,277	8,585,666	(310,046)	8,275,620
Biotechnology Fund	88,805,482	65,036,319	(13,608,599)	51,427,720
Consumer Products Fund	45,262,321	37,908,863	(786,949)	37,121,914
Dow Jones Industrial Average® Fund	18,499,033	–	(1,536,872)	(1,536,872)
Electronics Fund	20,327,334	13,378,576	(846,114)	12,532,462
Emerging Markets 2x Strategy Fund	8,307,385	396,106	(318,863)	77,243
Emerging Markets Bond Strategy Fund	122,115	6	(4,267)	(4,261)
Energy Fund	72,607,001	16,884,864	(961,852)	15,923,012
Energy Services Fund	34,769,517	2,127,123	(2,061,048)	66,075
Europe 1.25x Strategy Fund	6,038,393	27,809	(114,637)	(86,828)
Financial Services Fund	15,503,184	53,680	(2,284,151)	(2,230,471)
Government Long Bond 1.2x Strategy Fund	57,234,164	–	(2,075,179)	(2,075,179)
Health Care Fund	26,703,754	6,237,463	(497,921)	5,739,542
High Yield Strategy Fund	9,812,980	12	(634,847)	(634,835)
Internet Fund	11,210,580	1,112,907	(2,516,266)	(1,403,359)
Inverse Emerging Markets 2x Strategy Fund	935,671	153,007	–	153,007
Inverse Government Long Bond Strategy Fund	157,202,694	–	(917,839)	(917,839)
Inverse High Yield Strategy Fund	37,415,217	1,342,653	(48,501)	1,294,152
Inverse Mid-Cap Strategy Fund	3,227,831	111,004	(2,228)	108,776
Inverse NASDAQ-100® Strategy Fund	40,242,360	5,560,559	(19,815)	5,540,744
Inverse Russell 2000® Strategy Fund	13,694,491	1,458,816	(31,384)	1,427,432
Inverse S&P 500® Strategy Fund	95,540,003	10,637,238	(280,388)	10,356,850
Japan 2x Strategy Fund	957,979	6	(68,093)	(68,087)
Leisure Fund	9,607,878	1,187,707	(1,443,627)	(255,920)
Long Short Equity Fund	15,063,453	2,355,862	(2,176,959)	178,903
Mid-Cap 1.5x Strategy Fund	12,543,778	243,991	(1,922,702)	(1,678,711)
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	416,239,228	–	(82,464,784)	(82,464,784)
NASDAQ-100® Fund	503,824,993	732,845,884	(35,068,075)	697,777,809
Nova Fund	108,741,129	–	(24,708,838)	(24,708,838)
Precious Metals Fund	106,302,950	–	(28,926,469)	(28,926,469)
Real Estate Fund	2,557,724	26,782	(85,712)	(58,930)
Retailing Fund	10,823,271	–	(984,827)	(984,827)
Russell 2000® 1.5x Strategy Fund	8,962,283	142,133	(1,881,802)	(1,739,669)
Russell 2000® Fund	27,483,273	428,120	(5,604,831)	(5,176,711)
S&P 500® Fund	83,218,660	131,386	(395,172)	(263,786)
S&P 500® Pure Growth Fund	59,801,257	–	(3,842,164)	(3,842,164)
S&P 500® Pure Value Fund	56,104,120	–	(10,885,346)	(10,885,346)
S&P MidCap 400® Pure Growth Fund	36,669,028	1,393,326	(7,166,059)	(5,772,733)
S&P MidCap 400® Pure Value Fund	22,401,509	–	(3,837,733)	(3,837,733)
S&P SmallCap 600® Pure Growth Fund	20,656,949	340,923	(1,444,440)	(1,103,517)
S&P SmallCap 600® Pure Value Fund	30,039,585	–	(4,942,332)	(4,942,332)
Strengthening Dollar 2x Strategy Fund	7,588,664	219,035	(38,145)	180,890
Technology Fund	22,059,096	12,477,077	(2,407,432)	10,069,645
Telecommunications Fund	2,154,743	–	(517,636)	(517,636)
Transportation Fund	12,446,090	3,408,624	(902,196)	2,506,428
Utilities Fund	25,266,395	800,855	–	800,855
Weakening Dollar 2x Strategy Fund	1,016,314	1,404	(40,646)	(39,242)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 7 – COVID-19 and Other Market Risks.

The COVID-19 pandemic and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, market closures, travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to this situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in high inflation, low interest rates, and negative interest rates (which have since risen). Recently, the United States and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds' investments and the performance of the Funds. These actions also contribute to a risk that asset prices have a high degree of correlation across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict.

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.